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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds (Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices)	(Zip code)

Sheelyn Michael

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle Global Fund Class A - SGENX

First Eagle Global Fund Class C - FESGX

First Eagle Global Fund Class I - SGIIX

First Eagle Global Fund Class R6 - FEGRX

First Eagle Overseas Fund Class A - SGOVX

First Eagle Overseas Fund Class C - FESOX

First Eagle Overseas Fund Class I - SGOIX

First Eagle Overseas Fund Class R6 - FEORX

First Eagle U.S. Fund Class A - FEVAX

First Eagle U.S. Fund Class C - FEVCX

First Eagle U.S. Fund Class I - FEVIX

First Eagle U.S. Fund Class R6 - FEVRX

First Eagle Gold Fund Class A - SGGDX

First Eagle Gold Fund Class C - FEGOX

First Eagle Gold Fund Class I - FEGIX

First Eagle Gold Fund Class R6 - FEURX

First Eagle Global Income Builder Fund Class A - FEBAX

First Eagle Global Income Builder Fund Class C - FEBCX

First Eagle Global Income Builder Fund Class I - FEBIX

First Eagle Global Income Builder Fund Class R6 - FEBRX

First Eagle Rising Dividend Fund Class A - FEFAX

First Eagle Rising Dividend Fund Class C - FEAMX

First Eagle Rising Dividend Fund Class I - FEAIX

First Eagle Rising Dividend Fund Class R6 - FEFRX

First Eagle Small Cap Opportunity Fund Class A - FESAX

First Eagle Small Cap Opportunity Fund Class I - FESCX

First Eagle Small Cap Opportunity Fund Class R6 - FESRX

First Eagle U.S. Smid Cap Opportunity Fund Class A - FEMAX

First Eagle U.S. Smid Cap Opportunity Fund Class I - FESMX

First Eagle U.S. Smid Cap Opportunity Fund Class R6 - FEXRX

First Eagle Global Real Assets Fund Class A - FERAX

First Eagle Global Real Assets Fund Class I - FEREX

First Eagle Global Real Assets Fund Class R6 - FERRX

First Eagle High Yield Municipal Fund Class A - FEHAX

First Eagle High Yield Municipal Fund Class C - FEHCX

First Eagle High Yield Municipal Fund Class I - FEHIX

First Eagle High Yield Municipal Fund Class R6 - FEHRX

First Eagle Short Duration High Yield Municipal Fund Class A - FDUAX

First Eagle Short Duration High Yield Municipal Fund Class C - FDYCX

First Eagle Short Duration High Yield Municipal Fund Class I - FDUIX

First Eagle Short Duration High Yield Municipal Fund Class R6 - FDURX

October 31, 2025

Annual Shareholder Report

Class A | SGENX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$121	1.09%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class A Shares1 increased 21.07% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and Japan were the weakest performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors; healthcare, real estate and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Global Fund (Class A) | $23,100
MSCI World Index | $30,490
$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Fund (Class A) | $23,100	MSCI World Index | $30,490
10/31/15	9,500.81	10,000
11/30/15	9,465.03	9,950
12/31/15	9,295.27	9,775
1/31/16	8,978.49	9,191
2/29/16	9,152.27	9,122
3/31/16	9,619.3	9,741
4/30/16	9,946.94	9,895
5/31/16	9,852.81	9,951
6/30/16	9,927.03	9,839
7/31/16	10,280.01	10,255
8/31/16	10,274.58	10,264
9/30/16	10,316.22	10,318
10/31/16	10,202.17	10,118
11/30/16	10,214.85	10,264
12/31/16	10,285.15	10,510
1/31/17	10,563.79	10,763
2/28/17	10,723.01	11,062
3/31/17	10,842.43	11,180
4/30/17	10,863.28	11,345
5/31/17	11,005.45	11,585
6/30/17	11,009.24	11,630
7/31/17	11,141.93	11,908
8/31/17	11,158.99	11,925
9/30/17	11,308.73	12,192
10/31/17	11,462.27	12,423
11/30/17	11,596.85	12,692
12/31/17	11,672.09	12,864
1/31/18	12,108.85	13,543
2/28/18	11,606.87	12,982
3/31/18	11,537.7	12,699
4/30/18	11,595.01	12,845
5/31/18	11,634.54	12,925
6/30/18	11,519.91	12,919
7/31/18	11,705.68	13,323
8/31/18	11,628.61	13,487
9/30/18	11,670.11	13,563
10/31/18	11,138.48	12,567
11/30/18	11,215.56	12,709
12/31/18	10,678.96	11,743
1/31/19	11,446.99	12,657
2/28/19	11,684.11	13,037
3/31/19	11,734.48	13,209
4/30/19	11,973.7	13,677
5/31/19	11,436.5	12,888
6/30/19	12,160.46	13,737
7/31/19	12,145.77	13,805
8/31/19	12,040.85	13,523
9/30/19	12,269.58	13,810
10/31/19	12,412.27	14,162
11/30/19	12,479.42	14,556
12/31/19	12,832.91	14,992
1/31/20	12,478.59	14,901
2/29/20	11,694.67	13,642
3/31/20	10,330.55	11,836
4/30/20	11,347	13,129
5/31/20	11,672.52	13,764
6/30/20	11,851.9	14,128
7/31/20	12,405.52	14,803
8/31/20	12,830.7	15,793
9/30/20	12,520.67	15,248
10/31/20	12,272.65	14,780
11/30/20	13,359.96	16,670
12/31/20	13,897.44	17,377
1/31/21	13,661.51	17,204
2/28/21	13,942.82	17,645
3/31/21	14,460.06	18,232
4/30/21	15,004.52	19,080
5/31/21	15,605.7	19,355
6/30/21	15,319.86	19,644
7/31/21	15,417.41	19,995
8/31/21	15,490	20,493
9/30/21	15,024.94	19,642
10/31/21	15,524.03	20,755
11/30/21	14,968.22	20,300
12/31/21	15,598.16	21,168
1/31/22	15,532.89	20,048
2/28/22	15,416.84	19,541
3/31/22	15,641.68	20,077
4/30/22	14,810.03	18,409
5/31/22	15,025.2	18,423
6/30/22	14,000.15	16,827
7/31/22	14,498.17	18,163
8/31/22	13,937.29	17,404
9/30/22	12,873.56	15,786
10/31/22	13,676.19	16,920
11/30/22	14,790.69	18,096
12/31/22	14,587.92	17,327
1/31/23	15,604.57	18,554
2/28/23	15,043.4	18,108
3/31/23	15,456.1	18,667
4/30/23	15,745.49	18,994
5/31/23	15,232.13	18,805
6/30/23	15,931.71	19,942
7/31/23	16,304.14	20,612
8/31/23	15,911.58	20,119
9/30/23	15,325.24	19,252
10/31/23	15,093.73	18,693
11/30/23	15,929.19	20,445
12/31/23	16,455.26	21,449
1/31/24	16,496.99	21,707
2/29/24	16,765.64	22,627
3/31/24	17,522.02	23,354
4/30/24	17,185.56	22,487
5/31/24	17,764.59	23,491
6/30/24	17,712.42	23,969
7/31/24	18,437.51	24,391
8/31/24	18,995.67	25,036
9/30/24	19,462.54	25,494
10/31/24	19,079.13	24,988
11/30/24	19,180.85	26,135
12/31/24	18,395.31	25,454
1/31/25	19,243.44	26,352
2/28/25	19,476.75	26,163
3/31/25	19,668.88	24,998
4/30/25	19,797.88	25,220
5/31/25	20,401.73	26,713
6/30/25	21,090.66	27,865
7/31/25	21,005.57	28,224
8/31/25	21,941.53	28,960
9/30/25	22,973.56	29,891
10/31/25	23,099.82	30,490

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	21.07%	13.48%	9.29%
Class A - with sales charge	15.02%	12.32%	8.73%
MSCI World Index	22.02%	15.58%	11.79%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$68,460,342,210
  Number of Portfolio Holdings199
  Portfolio Turnover Rate15.99%
  Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes gold bullion.
Footnote[8]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2025

Annual Shareholder Report

Class A | SGENX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FESGX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$204	1.85%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class C Shares1 increased 20.15% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and Japan were the weakest performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors; healthcare, real estate and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Global Fund (Class C) | $22,541
MSCI World Index | $30,490
$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Fund (Class C) | $22,541	MSCI World Index | $30,490
10/31/15	9,999.98	10,000
11/30/15	9,955.46	9,950
12/31/15	9,770.06	9,775
1/31/16	9,431.61	9,191
2/29/16	9,607.68	9,122
3/31/16	10,092.86	9,741
4/30/16	10,429.36	9,895
5/31/16	10,325.67	9,951
6/30/16	10,396.1	9,839
7/31/16	10,759.98	10,255
8/31/16	10,746.29	10,264
9/30/16	10,783.46	10,318
10/31/16	10,656.29	10,118
11/30/16	10,662.16	10,264
12/31/16	10,730.79	10,510
1/31/17	11,012.86	10,763
2/28/17	11,172.29	11,062
3/31/17	11,290.84	11,180
4/30/17	11,305.14	11,345
5/31/17	11,444.13	11,585
6/30/17	11,442.09	11,630
7/31/17	11,572.9	11,908
8/31/17	11,583.12	11,925
9/30/17	11,730.29	12,192
10/31/17	11,883.58	12,423
11/30/17	12,014.4	12,692
12/31/17	12,085.41	12,864
1/31/18	12,530.28	13,543
2/28/18	12,004.92	12,982
3/31/18	11,924.42	12,699
4/30/18	11,977.38	12,845
5/31/18	12,009.15	12,925
6/30/18	11,884.17	12,919
7/31/18	12,068.47	13,323
8/31/18	11,981.61	13,487
9/30/18	12,017.63	13,563
10/31/18	11,462.61	12,567
11/30/18	11,534.63	12,709
12/31/18	10,976.52	11,743
1/31/19	11,759.12	12,657
2/28/19	11,993.9	13,037
3/31/19	12,036.39	13,209
4/30/19	12,275.64	13,677
5/31/19	11,716.64	12,888
6/30/19	12,450.05	13,737
7/31/19	12,427.69	13,805
8/31/19	12,311.42	13,523
9/30/19	12,539.49	13,810
10/31/19	12,675.88	14,162
11/30/19	12,738.49	14,556
12/31/19	13,090.72	14,992
1/31/20	12,720.71	14,901
2/29/20	11,915.13	13,642
3/31/20	10,519.41	11,836
4/30/20	11,545.12	13,129
5/31/20	11,868.29	13,764
6/30/20	12,043.93	14,128
7/31/20	12,598.94	14,803
8/31/20	13,022.81	15,793
9/30/20	12,699.64	15,248
10/31/20	12,439.69	14,780
11/30/20	13,533.32	16,670
12/31/20	14,068.52	17,377
1/31/21	13,820.95	17,204
2/28/21	14,097.08	17,645
3/31/21	14,611.26	18,232
4/30/21	15,151.63	19,080
5/31/21	15,749.12	19,355
6/30/21	15,451.57	19,644
7/31/21	15,539.64	19,995
8/31/21	15,601.53	20,493
9/30/21	15,125.44	19,642
10/31/21	15,615.82	20,755
11/30/21	15,049.27	20,300
12/31/21	15,670.15	21,168
1/31/22	15,594.66	20,048
2/28/22	15,468.86	19,541
3/31/22	15,685.24	20,077
4/30/22	14,842.36	18,409
5/31/22	15,048.67	18,423
6/30/22	14,012.05	16,827
7/31/22	14,500.17	18,163
8/31/22	13,931.53	17,404
9/30/22	12,859.68	15,786
10/31/22	13,652.25	16,920
11/30/22	14,756.81	18,096
12/31/22	14,543.87	17,327
1/31/23	15,547.71	18,554
2/28/23	14,981.58	18,108
3/31/23	15,379.97	18,667
4/30/23	15,660.42	18,994
5/31/23	15,138.84	18,805
6/30/23	15,822.92	19,942
7/31/23	16,184.61	20,612
8/31/23	15,783.6	20,119
9/30/23	15,193.88	19,252
10/31/23	14,952.75	18,693
11/30/23	15,773.12	20,445
12/31/23	16,280.94	21,449
1/31/24	16,313.32	21,707
2/29/24	16,569.65	22,627
3/31/24	17,303.56	23,354
4/30/24	16,960.89	22,487
5/31/24	17,522.11	23,491
6/30/24	17,457.35	23,969
7/31/24	18,164.28	24,391
8/31/24	18,698.53	25,036
9/30/24	19,149.13	25,494
10/31/24	18,760.58	24,988
11/30/24	18,846.93	26,135
12/31/24	18,063.15	25,454
1/31/25	18,884.72	26,352
2/28/25	19,102.11	26,163
3/31/25	19,277.15	24,998
4/30/25	19,392.9	25,220
5/31/25	19,971.67	26,713
6/30/25	20,632.31	27,865
7/31/25	20,536.32	28,224
8/31/25	21,436.94	28,960
9/30/25	22,433.54	29,891
10/31/25	22,540.83	30,490

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	20.15%	12.62%	8.47%
Class C - with sales charge	19.15%	12.62%	8.47%
MSCI World Index	22.02%	15.58%	11.79%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$68,460,342,210
  Number of Portfolio Holdings199
  Portfolio Turnover Rate15.99%
  Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes gold bullion.
Footnote[8]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2025

Annual Shareholder Report

Class C | FESGX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | SGIIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$95	0.86%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class I Shares increased 21.35% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and Japan were the weakest performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors; healthcare, real estate and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Global Fund (Class I) | $2,493,399
MSCI World Index | $3,048,995
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Fund (Class I) | $2,493,399	MSCI World Index | $3,048,995
10/31/15	999,999.99	1,000,000
11/30/15	996,256.78	995,024
12/31/15	978,701.8	977,534
1/31/16	945,477.2	919,054
2/29/16	964,082.98	912,214
3/31/16	1,013,445.24	974,116
4/30/16	1,048,188.68	989,530
5/31/16	1,038,695.94	995,088
6/30/16	1,046,669.84	983,937
7/31/16	1,084,261.11	1,025,507
8/31/16	1,083,881.4	1,026,360
9/30/16	1,088,437.91	1,031,811
10/31/16	1,076,477.06	1,011,843
11/30/16	1,077,995.9	1,026,392
12/31/16	1,085,789.86	1,050,952
1/31/17	1,115,480.21	1,076,317
2/28/17	1,132,417.65	1,106,178
3/31/17	1,145,369.82	1,117,961
4/30/17	1,147,960.25	1,134,514
5/31/17	1,163,104.32	1,158,514
6/30/17	1,163,702.11	1,162,972
7/31/17	1,178,049.12	1,190,804
8/31/17	1,180,041.76	1,192,481
9/30/17	1,196,182.15	1,219,246
10/31/17	1,212,521.81	1,242,287
11/30/17	1,227,068.08	1,269,205
12/31/17	1,235,410.57	1,286,369
1/31/18	1,282,069.14	1,354,289
2/28/18	1,228,953.36	1,298,185
3/31/18	1,222,079.56	1,269,889
4/30/18	1,228,328.47	1,284,481
5/31/18	1,232,702.71	1,292,530
6/30/18	1,221,038.07	1,291,914
7/31/18	1,240,826.3	1,332,265
8/31/18	1,232,911.01	1,348,749
9/30/18	1,237,701.84	1,356,259
10/31/18	1,181,669.9	1,256,672
11/30/18	1,190,001.79	1,270,947
12/31/18	1,133,378.74	1,174,307
1/31/19	1,215,221.54	1,265,675
2/28/19	1,240,506.31	1,303,734
3/31/19	1,246,051.22	1,320,857
4/30/19	1,271,779.58	1,367,694
5/31/19	1,215,221.54	1,288,777
6/30/19	1,292,184.84	1,373,701
7/31/19	1,290,854.06	1,380,505
8/31/19	1,279,986.04	1,352,268
9/30/19	1,304,605.42	1,381,045
10/31/19	1,320,131.16	1,416,189
11/30/19	1,327,672.23	1,455,630
12/31/19	1,365,516.26	1,499,238
1/31/20	1,328,217.33	1,490,113
2/29/20	1,244,939.84	1,364,161
3/31/20	1,100,201.21	1,183,624
4/30/20	1,208,579.24	1,312,928
5/31/20	1,243,297.74	1,376,353
6/30/20	1,262,768.26	1,412,759
7/31/20	1,322,118.13	1,480,348
8/31/20	1,367,862.1	1,579,256
9/30/20	1,334,785.69	1,524,773
10/31/20	1,308,746.81	1,478,001
11/30/20	1,425,100.72	1,666,980
12/31/20	1,482,767.03	1,737,655
1/31/21	1,457,717.04	1,720,385
2/28/21	1,488,306.94	1,764,469
3/31/21	1,543,705.96	1,823,176
4/30/21	1,602,236.24	1,908,027
5/31/21	1,666,788.15	1,935,513
6/30/21	1,636,679.99	1,964,361
7/31/21	1,647,278.06	1,999,549
8/31/21	1,655,467.48	2,049,314
9/30/21	1,606,090.09	1,964,226
10/31/21	1,659,803.06	2,075,480
11/30/21	1,600,791.05	2,030,000
12/31/21	1,668,514.03	2,116,763
1/31/22	1,661,825.57	2,004,763
2/28/22	1,649,734.89	1,954,060
3/31/22	1,674,173.5	2,007,686
4/30/22	1,585,422.75	1,840,901
5/31/22	1,608,832.37	1,842,295
6/30/22	1,499,501.74	1,682,712
7/31/22	1,553,009.44	1,816,313
8/31/22	1,493,070.53	1,740,377
9/30/22	1,379,623.92	1,578,592
10/31/22	1,465,802.18	1,691,955
11/30/22	1,585,680	1,809,597
12/31/22	1,564,190.67	1,732,749
1/31/23	1,673,694.76	1,855,351
2/28/23	1,613,843.26	1,810,751
3/31/23	1,658,128	1,866,703
4/30/23	1,689,798.3	1,899,425
5/31/23	1,635,046.26	1,880,463
6/30/23	1,710,196.12	1,994,189
7/31/23	1,750,723.36	2,061,179
8/31/23	1,708,854.16	2,011,946
9/30/23	1,646,318.74	1,925,154
10/31/23	1,621,626.64	1,869,294
11/30/23	1,711,806.47	2,044,545
12/31/23	1,768,630.82	2,144,920
1/31/24	1,773,649	2,170,660
2/29/24	1,802,921.74	2,262,691
3/31/24	1,884,327.82	2,335,402
4/30/24	1,848,642.96	2,248,654
5/31/24	1,911,370.25	2,349,061
6/30/24	1,905,794.49	2,396,860
7/31/24	1,984,412.7	2,439,098
8/31/24	2,044,909.69	2,503,565
9/30/24	2,095,649.1	2,549,415
10/31/24	2,054,667.27	2,498,842
11/30/24	2,065,818.78	2,613,506
12/31/24	1,981,608.63	2,545,396
1/31/25	2,073,619.23	2,635,220
2/28/25	2,099,194.07	2,616,253
3/31/25	2,120,065.48	2,499,776
4/30/25	2,134,763.66	2,521,992
5/31/25	2,200,023.58	2,671,273
6/30/25	2,274,690.34	2,786,547
7/31/25	2,266,165.39	2,822,417
8/31/25	2,367,582.83	2,896,041
9/30/25	2,479,289	2,989,137
10/31/25	2,493,399.26	3,048,995

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class I	21.35%	13.76%	9.57%
MSCI World Index	22.02%	15.58%	11.79%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$68,460,342,210
  Number of Portfolio Holdings199
  Portfolio Turnover Rate15.99%
  Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes gold bullion.
Footnote[8]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2025

Annual Shareholder Report

Class I | SGIIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEGRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$86	0.78%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Fund Class R6 Shares increased 21.44% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. North America and developed Europe were the leading contributors by region, while developed Asia excluding Japan and Japan were the weakest performing regions.

• Materials, financials and information technology were the largest contributors among equity sectors; healthcare, real estate and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Global Fund (Class R6) | $21,960
MSCI World Index | $27,563
$30,000
$20,000
$10,000
$0
3/1/17
3/31/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Fund (Class R6) | $21,960	MSCI World Index | $27,563
3/1/17	10,000.01	10,000
3/31/17	10,027.92	10,107
4/30/17	10,048.85	10,256
5/31/17	10,183.17	10,473
6/30/17	10,190.14	10,513
7/31/17	10,313.99	10,765
8/31/17	10,333.17	10,780
9/30/17	10,474.46	11,022
10/31/17	10,619.24	11,230
11/30/17	10,748.31	11,474
12/31/17	10,820.52	11,629
1/31/18	11,229.18	12,243
2/28/18	10,765.78	11,736
3/31/18	10,705.58	11,480
4/30/18	10,760.31	11,612
5/31/18	10,800.45	11,685
6/30/18	10,696.46	11,679
7/31/18	10,871.6	12,044
8/31/18	10,804.1	12,193
9/30/18	10,846.06	12,261
10/31/18	10,355.29	11,360
11/30/18	10,430.09	11,490
12/31/18	9,933.53	10,616
1/31/19	10,650.85	11,442
2/28/19	10,874.4	11,786
3/31/19	10,923	11,941
4/30/19	11,148.5	12,364
5/31/19	10,652.79	11,651
6/30/19	11,329.28	12,418
7/31/19	11,319.56	12,480
8/31/19	11,222.37	12,225
9/30/19	11,440.09	12,485
10/31/19	11,576.16	12,803
11/30/19	11,644.2	13,159
12/31/19	11,976.9	13,553
1/31/20	11,649.81	13,471
2/29/20	10,919.51	12,332
3/31/20	9,650.23	10,700
4/30/20	10,602.71	11,869
5/31/20	10,907.17	12,442
6/30/20	11,077.91	12,772
7/31/20	11,600.44	13,383
8/31/20	12,001.59	14,277
9/30/20	11,713.58	13,784
10/31/20	11,485.24	13,361
11/30/20	12,505.6	15,070
12/31/20	13,013.56	15,709
1/31/21	12,793.74	15,553
2/28/21	13,062.17	15,951
3/31/21	13,550.42	16,482
4/30/21	14,064.03	17,249
5/31/21	14,630.48	17,497
6/30/21	14,366.28	17,758
7/31/21	14,463.5	18,076
8/31/21	14,535.36	18,526
9/30/21	14,102.07	17,757
10/31/21	14,575.52	18,763
11/30/21	14,057.69	18,351
12/31/21	14,652.26	19,136
1/31/22	14,595.79	18,123
2/28/22	14,489.61	17,665
3/31/22	14,706.48	18,150
4/30/22	13,927.1	16,642
5/31/22	14,132.68	16,655
6/30/22	13,172.58	15,212
7/31/22	13,644.72	16,420
8/31/22	13,118.36	15,733
9/30/22	12,122.12	14,271
10/31/22	12,881.16	15,296
11/30/22	13,936.14	16,359
12/31/22	13,745.22	15,664
1/31/23	14,709.84	16,773
2/28/23	14,183.9	16,369
3/31/23	14,575.41	16,875
4/30/23	14,853.71	17,171
5/31/23	14,372.58	17,000
6/30/23	15,035.31	18,028
7/31/23	15,391.44	18,633
8/31/23	15,025.88	18,188
9/30/23	14,476.35	17,404
10/31/23	14,259.37	16,899
11/30/23	15,054.18	18,483
12/31/23	15,555.47	19,390
1/31/24	15,599.59	19,623
2/29/24	15,857.01	20,455
3/31/24	16,577.79	21,112
4/30/24	16,261.53	20,328
5/31/24	16,815.59	21,236
6/30/24	16,769.01	21,668
7/31/24	17,460.37	22,050
8/31/24	17,992.37	22,633
9/30/24	18,441.01	23,047
10/31/24	18,083.08	22,590
11/30/24	18,183.59	23,626
12/31/24	17,443.4	23,011
1/31/25	18,253.1	23,823
2/28/25	18,478.16	23,651
3/31/25	18,664.41	22,598
4/30/25	18,793.76	22,799
5/31/25	19,370.63	24,149
6/30/25	20,030.29	25,191
7/31/25	19,955.27	25,515
8/31/25	20,847.75	26,181
9/30/25	21,835.94	27,022
10/31/25	21,960.11	27,563

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	21.44%	13.84%	9.50%
MSCI World Index	22.02%	15.58%	12.41%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$68,460,342,210
  Number of Portfolio Holdings199
  Portfolio Turnover Rate15.99%
  Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%

Asset Allocation by CountryFootnote Reference6

Based on total investments in the portfolio

United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (2.0% of total investments) that settles in 90 days or less; long-term commercial paper (2.6% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[5]	Includes additional sectors outside the top 10 listed above.
Footnote[6]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[7]	Includes gold bullion.
Footnote[8]	Includes additional countries outside the top 10 listed above.

First Eagle Global Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FEGRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | SGOVX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$128	1.13%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class A Shares1 increased 26.00% in the 12-month period ended October 31, 2025. The MSCI EAFE Index increased 23.03% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. Developed Europe and emerging markets were the leading contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• All equity sectors contributed to performance. Materials, financials and industrials were the largest contributors among equity sectors; communication services, healthcare and real estate were the weakest performing sectors.

• Gold bullion was the leading contributor to performance. Shimano, Inc. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Overseas Fund (Class A) | $19,018
MSCI EAFE Index | $20,578
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Overseas Fund (Class A) | $19,018	MSCI EAFE Index | $20,578
10/31/15	9,500.22	10,000
11/30/15	9,349.02	9,844
12/31/15	9,351.07	9,712
1/31/16	9,002.05	9,009
2/29/16	9,151.02	8,844
3/31/16	9,636.24	9,420
4/30/16	9,989.51	9,693
5/31/16	9,819.26	9,605
6/30/16	9,883.11	9,282
7/31/16	10,210.84	9,753
8/31/16	10,155.51	9,760
9/30/16	10,219.35	9,879
10/31/16	10,155.51	9,677
11/30/16	9,797.98	9,485
12/31/16	9,873.41	9,809
1/31/17	10,217.37	10,093
2/28/17	10,318.79	10,238
3/31/17	10,504	10,520
4/30/17	10,596.61	10,787
5/31/17	10,834.73	11,183
6/30/17	10,786.22	11,163
7/31/17	10,936.16	11,485
8/31/17	10,989.07	11,481
9/30/17	11,046.4	11,767
10/31/17	11,169.87	11,945
11/30/17	11,213.97	12,071
12/31/17	11,260.79	12,265
1/31/18	11,607.41	12,880
2/28/18	11,123.96	12,298
3/31/18	11,146.77	12,077
4/30/18	11,219.74	12,352
5/31/18	11,087.47	12,075
6/30/18	10,932.41	11,927
7/31/18	11,064.67	12,221
8/31/18	10,836.63	11,985
9/30/18	10,927.84	12,089
10/31/18	10,357.74	11,127
11/30/18	10,348.61	11,113
12/31/18	10,102.03	10,573
1/31/19	10,647.07	11,268
2/28/19	10,816.22	11,555
3/31/19	10,896.1	11,628
4/30/19	11,084.04	11,955
5/31/19	10,764.54	11,381
6/30/19	11,342.47	12,056
7/31/19	11,206.21	11,903
8/31/19	11,253.19	11,595
9/30/19	11,441.14	11,927
10/31/19	11,582.1	12,355
11/30/19	11,539.81	12,495
12/31/19	11,880.64	12,901
1/31/20	11,578.04	12,631
2/29/20	10,913.32	11,490
3/31/20	9,777.34	9,956
4/30/20	10,556.16	10,599
5/31/20	10,843.87	11,061
6/30/20	11,047.26	11,437
7/31/20	11,399.46	11,704
8/31/20	11,677.25	12,306
9/30/20	11,543.32	11,986
10/31/20	11,310.17	11,507
11/30/20	12,282.45	13,291
12/31/20	12,706.08	13,909
1/31/21	12,591.75	13,761
2/28/21	12,502.27	14,070
3/31/21	12,845.27	14,393
4/30/21	13,128.62	14,826
5/31/21	13,655.56	15,310
6/30/21	13,411.97	15,137
7/31/21	13,407	15,251
8/31/21	13,392.09	15,520
9/30/21	13,019.26	15,070
10/31/21	13,272.78	15,441
11/30/21	12,845.27	14,722
12/31/21	13,333.71	15,476
1/31/22	13,180.94	14,728
2/28/22	13,170.4	14,468
3/31/22	13,154.6	14,561
4/30/22	12,575.1	13,619
5/31/22	12,712.07	13,721
6/30/22	11,963.99	12,448
7/31/22	12,201.06	13,068
8/31/22	11,695.32	12,447
9/30/22	10,889.29	11,283
10/31/22	11,200.11	11,889
11/30/22	12,327.49	13,229
12/31/22	12,253.86	13,239
1/31/23	13,115.89	14,311
2/28/23	12,624.86	14,013
3/31/23	13,083.15	14,360
4/30/23	13,290.47	14,765
5/31/23	12,804.9	14,141
6/30/23	13,170.45	14,784
7/31/23	13,399.59	15,262
8/31/23	13,044.96	14,678
9/30/23	12,592.12	14,176
10/31/23	12,444.82	13,602
11/30/23	13,099.52	14,864
12/31/23	13,531.08	15,654
1/31/24	13,397.11	15,744
2/29/24	13,553.41	16,032
3/31/24	13,999.98	16,559
4/30/24	13,899.5	16,135
5/31/24	14,379.57	16,760
6/30/24	14,094.88	16,490
7/31/24	14,725.66	16,974
8/31/24	15,216.89	17,525
9/30/24	15,523.9	17,687
10/31/24	15,094.08	16,725
11/30/24	14,898.7	16,631
12/31/24	14,361.48	16,252
1/31/25	14,988.77	17,106
2/28/25	15,453.22	17,438
3/31/25	15,929.72	17,368
4/30/25	16,472.57	18,163
5/31/25	16,834.47	18,994
6/30/25	17,238.6	19,413
7/31/25	17,154.15	19,140
8/31/25	17,950.34	19,956
9/30/25	18,824.94	20,338
10/31/25	19,017.95	20,578

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	26.00%	10.95%	7.19%
Class A - with sales charge	19.71%	9.82%	6.64%
MSCI EAFE Index	23.03%	12.33%	7.48%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$15,396,879,923
  Number of Portfolio Holdings143
  Portfolio Turnover Rate12.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes gold bullion.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2025

Annual Shareholder Report

Class A | SGOVX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FESOX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$211	1.87%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class C Shares1 increased 25.09% in the 12-month period ended October 31, 2025. The MSCI EAFE Index increased 23.03% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. Developed Europe and emerging markets were the leading contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• All equity sectors contributed to performance. Materials, financials and industrials were the largest contributors among equity sectors; communication services, healthcare and real estate were the weakest performing sectors.

• Gold bullion was the leading contributor to performance. Shimano, Inc. was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Overseas Fund (Class C) | $18,598
MSCI EAFE Index | $20,578
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Overseas Fund (Class C) | $18,598	MSCI EAFE Index | $20,578
10/31/15	9,999.99	10,000
11/30/15	9,835.16	9,844
12/31/15	9,830.65	9,712
1/31/16	9,455.4	9,009
2/29/16	9,608.28	8,844
3/31/16	10,113.25	9,420
4/30/16	10,479.24	9,693
5/31/16	10,289.29	9,605
6/30/16	10,354.15	9,282
7/31/16	10,687.71	9,753
8/31/16	10,622.85	9,760
9/30/16	10,683.08	9,879
10/31/16	10,613.58	9,677
11/30/16	10,229.07	9,485
12/31/16	10,301.04	9,809
1/31/17	10,653.95	10,093
2/28/17	10,758.86	10,238
3/31/17	10,940.09	10,520
4/30/17	11,030.7	10,787
5/31/17	11,273.92	11,183
6/30/17	11,211.92	11,163
7/31/17	11,364.53	11,485
8/31/17	11,407.45	11,481
9/30/17	11,464.68	11,767
10/31/17	11,583.9	11,945
11/30/17	11,626.82	12,071
12/31/17	11,663.33	12,265
1/31/18	12,016.77	12,880
2/28/18	11,511.16	12,298
3/31/18	11,525.89	12,077
4/30/18	11,594.61	12,352
5/31/18	11,452.25	12,075
6/30/18	11,280.45	11,927
7/31/18	11,412.98	12,221
8/31/18	11,172.45	11,985
9/30/18	11,255.9	12,089
10/31/18	10,666.84	11,127
11/30/18	10,647.21	11,113
12/31/18	10,392.56	10,573
1/31/19	10,939.8	11,268
2/28/19	11,110.5	11,555
3/31/19	11,185.81	11,628
4/30/19	11,371.57	11,955
5/31/19	11,035.19	11,381
6/30/19	11,617.58	12,056
7/31/19	11,471.98	11,903
8/31/19	11,517.16	11,595
9/30/19	11,697.9	11,927
10/31/19	11,838.48	12,355
11/30/19	11,783.25	12,495
12/31/19	12,126.45	12,901
1/31/20	11,811.06	12,631
2/29/20	11,122.48	11,490
3/31/20	9,966.08	9,956
4/30/20	10,749.28	10,599
5/31/20	11,033.12	11,061
6/30/20	11,232.86	11,437
7/31/20	11,590.3	11,704
8/31/20	11,858.37	12,306
9/30/20	11,716.45	11,986
10/31/20	11,474.66	11,507
11/30/20	12,452.34	13,291
12/31/20	12,872.85	13,909
1/31/21	12,751.95	13,761
2/28/21	12,652.08	14,070
3/31/21	12,988.49	14,393
4/30/21	13,272.33	14,826
5/31/21	13,797.97	15,310
6/30/21	13,540.41	15,137
7/31/21	13,524.64	15,251
8/31/21	13,503.61	15,520
9/30/21	13,119.9	15,070
10/31/21	13,366.95	15,441
11/30/21	12,925.41	14,722
12/31/21	13,413.35	15,476
1/31/22	13,253.07	14,728
2/28/22	13,230.97	14,468
3/31/22	13,208.86	14,561
4/30/22	12,617.5	13,619
5/31/22	12,744.62	13,721
6/30/22	11,987.46	12,448
7/31/22	12,219.58	13,068
8/31/22	11,705.59	12,447
9/30/22	10,887.64	11,283
10/31/22	11,197.13	11,889
11/30/22	12,313.53	13,229
12/31/22	12,231.69	13,239
1/31/23	13,085.33	14,311
2/28/23	12,592.63	14,013
3/31/23	13,039.5	14,360
4/30/23	13,234.29	14,765
5/31/23	12,741.59	14,141
6/30/23	13,102.52	14,784
7/31/23	13,320.23	15,262
8/31/23	12,959.29	14,678
9/30/23	12,500.96	14,176
10/31/23	12,346.28	13,602
11/30/23	12,993.67	14,864
12/31/23	13,407.28	15,654
1/31/24	13,267.62	15,744
2/29/24	13,413.09	16,032
3/31/24	13,849.53	16,559
4/30/24	13,744.79	16,135
5/31/24	14,204.5	16,760
6/30/24	13,919.36	16,490
7/31/24	14,536.19	16,974
8/31/24	15,007.54	17,525
9/30/24	15,298.49	17,687
10/31/24	14,867.88	16,725
11/30/24	14,670.03	16,631
12/31/24	14,128.26	16,252
1/31/25	14,735.45	17,106
2/28/25	15,186.15	17,438
3/31/25	15,649.38	17,368
4/30/25	16,168.93	18,163
5/31/25	16,513.22	18,994
6/30/25	16,901.33	19,413
7/31/25	16,807.43	19,140
8/31/25	17,577.38	19,956
9/30/25	18,416.18	20,338
10/31/25	18,597.72	20,578

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	25.09%	10.14%	6.40%
Class C - with sales charge	24.09%	10.14%	6.40%
MSCI EAFE Index	23.03%	12.33%	7.48%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$15,396,879,923
  Number of Portfolio Holdings143
  Portfolio Turnover Rate12.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes gold bullion.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2025

Annual Shareholder Report

Class C | FESOX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | SGOIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$100	0.88%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class I Shares increased 26.36% in the 12-month period ended October 31, 2025. The MSCI EAFE Index increased 23.03% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. Developed Europe and emerging markets were the leading contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• All equity sectors contributed to performance. Materials, financials and industrials were the largest contributors among equity sectors; communication services, healthcare and real estate were the weakest performing sectors.

• Gold bullion was the leading contributor to performance. Shimano, Inc. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Overseas Fund (Class I) | $2,057,597
MSCI EAFE Index | $2,057,758
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Overseas Fund (Class I) | $2,057,597	MSCI EAFE Index | $2,057,758
10/31/15	1,000,000	1,000,000
11/30/15	984,429.06	984,443
12/31/15	984,326.56	971,179
1/31/16	947,853.75	900,949
2/29/16	964,112.71	884,443
3/31/16	1,015,526.2	941,991
4/30/16	1,052,877.87	969,263
5/31/16	1,035,300.61	960,458
6/30/16	1,042,331.52	928,218
7/31/16	1,077,046.61	975,261
8/31/16	1,071,334	975,953
9/30/16	1,078,364.9	987,942
10/31/16	1,072,212.86	967,734
11/30/16	1,034,421.75	948,460
12/31/16	1,042,394.47	980,892
1/31/17	1,078,889.68	1,009,346
2/28/17	1,090,294.43	1,023,779
3/31/17	1,109,910.61	1,051,962
4/30/17	1,119,946.79	1,078,729
5/31/17	1,145,493.44	1,118,323
6/30/17	1,140,475.35	1,116,345
7/31/17	1,156,898.2	1,148,547
8/31/17	1,162,372.48	1,148,114
9/30/17	1,168,759.14	1,176,680
10/31/17	1,181,988.65	1,194,547
11/30/17	1,187,462.93	1,207,077
12/31/17	1,192,143.4	1,226,452
1/31/18	1,229,486.51	1,287,970
2/28/18	1,178,435.17	1,229,837
3/31/18	1,181,271.35	1,207,670
4/30/18	1,188,834.51	1,235,245
5/31/18	1,175,598.98	1,207,479
6/30/18	1,159,054.56	1,192,727
7/31/18	1,173,235.49	1,222,086
8/31/18	1,149,600.61	1,198,485
9/30/18	1,159,527.26	1,208,886
10/31/18	1,099,494.66	1,112,668
11/30/18	1,098,549.27	1,111,266
12/31/18	1,073,055.88	1,057,321
1/31/19	1,130,689.29	1,126,808
2/28/19	1,149,249.2	1,155,532
3/31/19	1,158,040.74	1,162,819
4/30/19	1,178,065.9	1,195,512
5/31/19	1,144,853.43	1,138,096
6/30/19	1,205,905.77	1,205,614
7/31/19	1,191,741.63	1,190,307
8/31/19	1,197,114.23	1,159,471
9/30/19	1,217,627.82	1,192,697
10/31/19	1,232,768.8	1,235,549
11/30/19	1,228,373.03	1,249,478
12/31/19	1,265,257.27	1,290,086
1/31/20	1,233,238.52	1,263,138
2/29/20	1,162,487.4	1,148,954
3/31/20	1,042,158.85	995,605
4/30/20	1,125,304.33	1,059,923
5/31/20	1,156,290.22	1,106,078
6/30/20	1,177,980.34	1,143,739
7/31/20	1,216,196.28	1,170,398
8/31/20	1,245,632.87	1,230,570
9/30/20	1,232,205.65	1,198,595
10/31/20	1,207,416.94	1,150,737
11/30/20	1,311,219.68	1,329,116
12/31/20	1,356,886.76	1,390,915
1/31/21	1,345,471.27	1,376,096
2/28/21	1,335,612.44	1,406,961
3/31/21	1,372,453.34	1,439,312
4/30/21	1,403,586.49	1,482,620
5/31/21	1,460,145.06	1,530,970
6/30/21	1,434,200.77	1,513,740
7/31/21	1,434,200.77	1,525,138
8/31/21	1,433,162.99	1,552,040
9/30/21	1,393,727.66	1,506,999
10/31/21	1,421,228.62	1,544,064
11/30/21	1,375,047.77	1,472,197
12/31/21	1,428,128.59	1,547,580
1/31/22	1,412,156.46	1,472,794
2/28/22	1,411,605.7	1,446,753
3/31/22	1,409,953.41	1,456,052
4/30/22	1,348,267.95	1,361,853
5/31/22	1,363,138.55	1,372,063
6/30/22	1,282,727.14	1,244,752
7/31/22	1,308,613.01	1,306,778
8/31/22	1,254,638.23	1,244,713
9/30/22	1,168,168.43	1,128,274
10/31/22	1,202,315.74	1,188,947
11/30/22	1,323,483.61	1,322,865
12/31/22	1,315,455.46	1,323,928
1/31/23	1,408,600.22	1,431,136
2/28/23	1,356,599.15	1,401,273
3/31/23	1,405,743.01	1,436,002
4/30/23	1,428,600.63	1,476,544
5/31/23	1,376,599.56	1,414,060
6/30/23	1,416,600.38	1,478,413
7/31/23	1,441,172.31	1,526,249
8/31/23	1,402,885.81	1,467,775
9/30/23	1,354,884.83	1,417,639
10/31/23	1,338,884.51	1,360,166
11/30/23	1,410,314.54	1,486,413
12/31/23	1,456,677.32	1,565,385
1/31/24	1,442,614.46	1,574,394
2/29/24	1,459,607.08	1,603,212
3/31/24	1,508,241.12	1,655,941
4/30/24	1,497,693.98	1,613,534
5/31/24	1,549,843.73	1,676,035
6/30/24	1,519,960.16	1,648,977
7/31/24	1,587,930.62	1,697,352
8/31/24	1,641,252.28	1,752,544
9/30/24	1,674,651.56	1,768,727
10/31/24	1,628,361.33	1,672,542
11/30/24	1,608,438.95	1,663,053
12/31/24	1,550,166.01	1,625,232
1/31/25	1,618,583.63	1,710,641
2/28/25	1,669,263.36	1,743,816
3/31/25	1,721,210.07	1,736,781
4/30/25	1,779,491.75	1,816,334
5/31/25	1,819,402.03	1,899,437
6/30/25	1,863,746.79	1,941,288
7/31/25	1,854,244.34	1,914,039
8/31/25	1,941,666.86	1,995,639
9/30/25	2,036,057.85	2,033,832
10/31/25	2,057,596.73	2,057,758

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class I	26.36%	11.25%	7.48%
MSCI EAFE Index	23.03%	12.33%	7.48%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$15,396,879,923
  Number of Portfolio Holdings143
  Portfolio Turnover Rate12.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes gold bullion.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2025

Annual Shareholder Report

Class I | SGOIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEORX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Overseas Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$89	0.79%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Fund Class R6 Shares increased 26.47% in the 12-month period ended October 31, 2025. The MSCI EAFE Index increased 23.03% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. Developed Europe and emerging markets were the leading contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• All equity sectors contributed to performance. Materials, financials and industrials were the largest contributors among equity sectors; communication services, healthcare and real estate were the weakest performing sectors.

• Gold bullion was the leading contributor to performance. Shimano, Inc. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Overseas Fund (Class R6) | $18,925
MSCI EAFE Index | $20,100
$25,000
$20,000
$15,000
$10,000
$5,000
$0
3/1/17
3/31/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Overseas Fund (Class R6) | $18,925	MSCI EAFE Index | $20,100
3/1/17	9,999.99	10,000
3/31/17	10,141.72	10,275
4/30/17	10,233.42	10,537
5/31/17	10,466.85	10,923
6/30/17	10,421	10,904
7/31/17	10,571.06	11,219
8/31/17	10,625.25	11,214
9/30/17	10,683.61	11,493
10/31/17	10,804.49	11,668
11/30/17	10,854.51	11,790
12/31/17	10,899.58	11,980
1/31/18	11,241	12,581
2/28/18	10,774.25	12,013
3/31/18	10,800.18	11,796
4/30/18	10,873.65	12,066
5/31/18	10,748.32	11,794
6/30/18	10,601.38	11,650
7/31/18	10,731.03	11,937
8/31/18	10,514.94	11,706
9/30/18	10,605.7	11,808
10/31/18	10,056.83	10,868
11/30/18	10,048.18	10,855
12/31/18	9,818.61	10,328
1/31/19	10,345.97	11,006
2/28/19	10,515.79	11,287
3/31/19	10,591.77	11,358
4/30/19	10,779.47	11,677
5/31/19	10,475.57	11,117
6/30/19	11,038.68	11,776
7/31/19	10,909.07	11,627
8/31/19	10,958.23	11,325
9/30/19	11,141.47	11,650
10/31/19	11,284.48	12,069
11/30/19	11,244.26	12,205
12/31/19	11,579.75	12,601
1/31/20	11,291.32	12,338
2/29/20	10,643.54	11,223
3/31/20	9,541.83	9,725
4/30/20	10,303.1	10,353
5/31/20	10,586.8	10,804
6/30/20	10,785.39	11,172
7/31/20	11,140.02	11,432
8/31/20	11,409.53	12,020
9/30/20	11,286.6	11,708
10/31/20	11,059.63	11,240
11/30/20	12,010.03	12,982
12/31/20	12,432.13	13,586
1/31/21	12,327.54	13,441
2/28/21	12,237.21	13,743
3/31/21	12,574.75	14,059
4/30/21	12,860	14,482
5/31/21	13,382.96	14,954
6/30/21	13,145.25	14,786
7/31/21	13,145.25	14,897
8/31/21	13,135.74	15,160
9/30/21	12,774.43	14,720
10/31/21	13,026.4	15,082
11/30/21	12,608.03	14,380
12/31/21	13,091.98	15,116
1/31/22	12,950.56	14,386
2/28/22	12,940.46	14,132
3/31/22	12,930.36	14,222
4/30/22	12,364.65	13,302
5/31/22	12,501.03	13,402
6/30/22	11,763.59	12,158
7/31/22	12,006.04	12,764
8/31/22	11,506	12,158
9/30/22	10,718.05	11,021
10/31/22	11,031.21	11,613
11/30/22	12,142.41	12,921
12/31/22	12,073.87	12,932
1/31/23	12,928.8	13,979
2/28/23	12,446.27	13,687
3/31/23	12,902.58	14,026
4/30/23	13,112.38	14,422
5/31/23	12,635.08	13,812
6/30/23	13,002.23	14,441
7/31/23	13,227.76	14,908
8/31/23	12,881.6	14,337
9/30/23	12,435.78	13,847
10/31/23	12,294.16	13,286
11/30/23	12,949.78	14,519
12/31/23	13,376.23	15,290
1/31/24	13,247.05	15,378
2/29/24	13,408.53	15,660
3/31/24	13,855.3	16,175
4/30/24	13,758.41	15,761
5/31/24	14,237.48	16,371
6/30/24	13,962.96	16,107
7/31/24	14,592.74	16,579
8/31/24	15,082.58	17,118
9/30/24	15,389.4	17,276
10/31/24	14,969.54	16,337
11/30/24	14,781.14	16,244
12/31/24	14,247.9	15,875
1/31/25	14,877	16,709
2/28/25	15,343	17,033
3/31/25	15,820.65	16,964
4/30/25	16,362.37	17,741
5/31/25	16,729.34	18,553
6/30/25	17,137.09	18,962
7/31/25	17,055.54	18,696
8/31/25	17,853.56	19,493
9/30/25	18,727.31	19,866
10/31/25	18,925.36	20,100

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	26.47%	11.34%	7.64%
MSCI EAFE Index	23.03%	12.33%	8.39%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$15,396,879,923
  Number of Portfolio Holdings143
  Portfolio Turnover Rate12.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (1.1% of total investments) that settles in 91 days or more; and other short-term investments (0.5% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes gold bullion.
Footnote[7]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FEORX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FEVAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$121	1.13%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Fund Class A Shares1 increased 14.11% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also were a tailwind.

• Materials, communication services and information technology were the largest contributors among equity sectors; real estate, healthcare and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle U.S. Fund (Class A) | $24,765
S&P 500 Index | $39,196
$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle U.S. Fund (Class A) | $24,765	S&P 500 Index | $39,196
10/31/15	9,501.43	10,000
11/30/15	9,554.16	10,030
12/31/15	9,231.73	9,872
1/31/16	8,940.26	9,382
2/29/16	9,121.17	9,369
3/31/16	9,633.77	10,005
4/30/16	9,895.09	10,043
5/31/16	9,890.07	10,224
6/30/16	9,910.17	10,250
7/31/16	10,221.74	10,628
8/31/16	10,261.95	10,643
9/30/16	10,272	10,645
10/31/16	10,091.08	10,451
11/30/16	10,513.22	10,838
12/31/16	10,595.36	11,052
1/31/17	10,764.49	11,262
2/28/17	10,977.27	11,709
3/31/17	11,015.46	11,723
4/30/17	10,982.73	11,843
5/31/17	11,026.37	12,010
6/30/17	11,091.84	12,085
7/31/17	11,217.33	12,333
8/31/17	11,206.42	12,371
9/30/17	11,441.02	12,626
10/31/17	11,599.24	12,921
11/30/17	11,779.29	13,317
12/31/17	11,950.8	13,465
1/31/18	12,462.38	14,236
2/28/18	11,980.54	13,711
3/31/18	11,861.57	13,363
4/30/18	11,921.05	13,414
5/31/18	12,075.72	13,737
6/30/18	12,016.23	13,822
7/31/18	12,266.08	14,336
8/31/18	12,319.61	14,803
9/30/18	12,307.72	14,887
10/31/18	11,831.83	13,870
11/30/18	12,016.23	14,153
12/31/18	11,243.15	12,875
1/31/19	12,150.3	13,906
2/28/19	12,418.32	14,353
3/31/19	12,418.32	14,632
4/30/19	12,706.96	15,224
5/31/19	11,985.36	14,257
6/30/19	12,830.66	15,262
7/31/19	12,947.49	15,481
8/31/19	12,679.47	15,236
9/30/19	12,892.51	15,521
10/31/19	12,947.49	15,857
11/30/19	13,084.94	16,433
12/31/19	13,420.27	16,928
1/31/20	13,024.9	16,922
2/29/20	12,137.18	15,529
3/31/20	10,525.85	13,611
4/30/20	11,689.58	15,356
5/31/20	11,950.68	16,087
6/30/20	12,055.12	16,407
7/31/20	12,756.34	17,332
8/31/20	13,315.83	18,578
9/30/20	12,845.86	17,872
10/31/20	12,659.37	17,397
11/30/20	13,711.2	19,301
12/31/20	14,292.03	20,043
1/31/21	13,950.48	19,841
2/28/21	14,671.53	20,388
3/31/21	15,286.32	21,281
4/30/21	16,060.5	22,416
5/31/21	16,622.17	22,573
6/30/21	16,326.15	23,100
7/31/21	16,508.32	23,649
8/31/21	16,690.48	24,368
9/30/21	16,159.17	23,234
10/31/21	16,872.64	24,862
11/30/21	16,159.17	24,690
12/31/21	16,958.45	25,797
1/31/22	16,916.81	24,462
2/28/22	16,783.54	23,729
3/31/22	17,324.94	24,610
4/30/22	16,258.79	22,464
5/31/22	16,500.34	22,505
6/30/22	15,200.97	20,648
7/31/22	15,942.28	22,552
8/31/22	15,425.86	21,632
9/30/22	14,176.47	19,640
10/31/22	15,334.24	21,230
11/30/22	16,267.12	22,416
12/31/22	15,991.95	21,125
1/31/23	16,981.89	22,452
2/28/23	16,459.92	21,904
3/31/23	16,711.9	22,708
4/30/23	17,071.88	23,063
5/31/23	16,567.91	23,163
6/30/23	17,503.85	24,693
7/31/23	18,016.82	25,487
8/31/23	17,629.84	25,081
9/30/23	16,981.89	23,885
10/31/23	16,684.91	23,383
11/30/23	17,647.84	25,518
12/31/23	18,298.49	26,678
1/31/24	18,442.72	27,126
2/29/24	18,721.57	28,574
3/31/24	19,750.44	29,494
4/30/24	19,240.82	28,289
5/31/24	19,923.52	29,692
6/30/24	20,096.6	30,757
7/31/24	20,913.93	31,132
8/31/24	21,452.4	31,887
9/30/24	21,990.88	32,568
10/31/24	21,702.41	32,272
11/30/24	22,173.57	34,167
12/31/24	21,152.17	33,352
1/31/25	22,083.4	34,281
2/28/25	22,022	33,834
3/31/25	22,011.76	31,928
4/30/25	21,592.2	31,711
5/31/25	22,277.83	33,707
6/30/25	23,045.32	35,421
7/31/25	22,994.16	36,216
8/31/25	23,986.78	36,950
9/30/25	24,784.98	38,299
10/31/25	24,764.51	39,196

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	14.11%	14.36%	10.05%
Class A - with sales charge	8.39%	13.20%	9.49%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,570,982,219
  Number of Portfolio Holdings81
  Portfolio Turnover Rate16.89%
  Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

October 31, 2025

Annual Shareholder Report

Class A | FEVAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FEVCX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$199	1.87%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Fund Class C Shares1 increased 13.25% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also were a tailwind.

• Materials, communication services and information technology were the largest contributors among equity sectors; real estate, healthcare and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle U.S. Fund (Class C) | $24,146
S&P 500 Index | $39,196
$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle U.S. Fund (Class C) | $24,146	S&P 500 Index | $39,196
10/31/15	10,000	10,000
11/30/15	10,046.32	10,030
12/31/15	9,702.2	9,872
1/31/16	9,389.57	9,382
2/29/16	9,572.84	9,369
3/31/16	10,106.46	10,005
4/30/16	10,375.96	10,043
5/31/16	10,365.18	10,224
6/30/16	10,375.96	10,250
7/31/16	10,699.37	10,628
8/31/16	10,731.71	10,643
9/30/16	10,737.1	10,645
10/31/16	10,537.67	10,451
11/30/16	10,968.87	10,838
12/31/16	11,054.24	11,052
1/31/17	11,218.18	11,262
2/28/17	11,434.82	11,709
3/31/17	11,464.09	11,723
4/30/17	11,423.11	11,843
5/31/17	11,464.09	12,010
6/30/17	11,522.64	12,085
7/31/17	11,645.59	12,333
8/31/17	11,628.03	12,371
9/30/17	11,862.23	12,626
10/31/17	12,026.17	12,921
11/30/17	12,201.82	13,317
12/31/17	12,368.14	13,465
1/31/18	12,892.54	14,236
2/28/18	12,387.33	13,711
3/31/18	12,259.43	13,363
4/30/18	12,310.59	13,414
5/31/18	12,457.67	13,737
6/30/18	12,393.72	13,822
7/31/18	12,636.74	14,336
8/31/18	12,687.9	14,803
9/30/18	12,668.71	14,887
10/31/18	12,169.89	13,870
11/30/18	12,348.96	14,153
12/31/18	11,552.89	12,875
1/31/19	12,468.85	13,906
2/28/19	12,742.16	14,353
3/31/19	12,734.77	14,632
4/30/19	13,015.47	15,224
5/31/19	12,269.41	14,257
6/30/19	13,126.27	15,262
7/31/19	13,244.46	15,481
8/31/19	12,956.38	15,236
9/30/19	13,170.59	15,521
10/31/19	13,214.91	15,857
11/30/19	13,347.88	16,433
12/31/19	13,681.1	16,928
1/31/20	13,266.03	16,922
2/29/20	12,356.09	15,529
3/31/20	10,711.8	13,611
4/30/20	11,885.15	15,356
5/31/20	12,140.58	16,087
6/30/20	12,244.34	16,407
7/31/20	12,946.76	17,332
8/31/20	13,497.51	18,578
9/30/20	13,018.59	17,872
10/31/20	12,819.04	17,397
11/30/20	13,880.65	19,301
12/31/20	14,456.15	20,043
1/31/21	14,102.18	19,841
2/28/21	14,826.2	20,388
3/31/21	15,429.54	21,281
4/30/21	16,201.82	22,416
5/31/21	16,756.9	22,573
6/30/21	16,451.21	23,100
7/31/21	16,620.14	23,649
8/31/21	16,789.08	24,368
9/30/21	16,242.05	23,234
10/31/21	16,958.02	24,862
11/30/21	16,234	24,690
12/31/21	17,015.69	25,797
1/31/22	16,962.93	24,462
2/28/22	16,822.23	23,729
3/31/22	17,349.85	24,610
4/30/22	16,277.03	22,464
5/31/22	16,505.66	22,505
6/30/22	15,195.41	20,648
7/31/22	15,925.28	22,552
8/31/22	15,406.46	21,632
9/30/22	14,148.97	19,640
10/31/22	15,292.14	21,230
11/30/22	16,215.47	22,416
12/31/22	15,926.87	21,125
1/31/23	16,904.5	22,452
2/28/23	16,372.98	21,904
3/31/23	16,619.76	22,708
4/30/23	16,961.45	23,063
5/31/23	16,448.91	23,163
6/30/23	17,369.59	24,693
7/31/23	17,872.65	25,487
8/31/23	17,474	25,081
9/30/23	16,819.08	23,885
10/31/23	16,515.35	23,383
11/30/23	17,455.02	25,518
12/31/23	18,088.65	26,678
1/31/24	18,219.95	27,126
2/29/24	18,482.54	28,574
3/31/24	19,482.42	29,494
4/30/24	18,977.43	28,289
5/31/24	19,633.91	29,692
6/30/24	19,785.41	30,757
7/31/24	20,583.29	31,132
8/31/24	21,098.38	31,887
9/30/24	21,613.47	32,568
10/31/24	21,320.57	32,272
11/30/24	21,764.96	34,167
12/31/24	20,762.31	33,352
1/31/25	21,651.05	34,281
2/28/25	21,586.8	33,834
3/31/25	21,565.39	31,928
4/30/25	21,137.08	31,711
5/31/25	21,790.25	33,707
6/30/25	22,529.08	35,421
7/31/25	22,464.84	36,216
8/31/25	23,417.83	36,950
9/30/25	24,178.08	38,299
10/31/25	24,145.95	39,196

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	13.25%	13.50%	9.22%
Class C - with sales charge	12.25%	13.50%	9.22%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,570,982,219
  Number of Portfolio Holdings81
  Portfolio Turnover Rate16.89%
  Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

October 31, 2025

Annual Shareholder Report

Class C | FEVCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FEVIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$95	0.89%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Fund Class I Shares increased 14.43% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also were a tailwind.

• Materials, communication services and information technology were the largest contributors among equity sectors; real estate, healthcare and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle U.S. Fund (Class I) | $2,677,925
S&P 500 Index | $3,919,570
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle U.S. Fund (Class I) | $2,677,925	S&P 500 Index | $3,919,570
10/31/15	1,000,000	1,000,000
11/30/15	1,005,967.18	1,002,974
12/31/15	971,931.45	987,155
1/31/16	942,146.45	938,168
2/29/16	960,958.03	936,903
3/31/16	1,015,302.58	1,000,460
4/30/16	1,042,997.4	1,004,339
5/31/16	1,042,997.4	1,022,375
6/30/16	1,045,087.58	1,025,024
7/31/16	1,078,530.38	1,062,815
8/31/16	1,082,710.73	1,064,307
9/30/16	1,084,278.36	1,064,509
10/31/16	1,064,944.24	1,045,091
11/30/16	1,109,883.01	1,083,796
12/31/16	1,119,094.83	1,105,218
1/31/17	1,136,704.95	1,126,180
2/28/17	1,159,427.69	1,170,896
3/31/17	1,163,404.17	1,172,262
4/30/17	1,160,563.82	1,184,301
5/31/17	1,165,676.44	1,200,967
6/30/17	1,173,061.33	1,208,463
7/31/17	1,186,126.9	1,233,313
8/31/17	1,185,558.83	1,237,088
9/30/17	1,210,553.85	1,262,607
10/31/17	1,227,595.9	1,292,070
11/30/17	1,246,910.23	1,331,698
12/31/17	1,265,024.78	1,346,504
1/31/18	1,319,621.24	1,423,597
2/28/18	1,269,367.68	1,371,127
3/31/18	1,256,959.39	1,336,283
4/30/18	1,263,163.54	1,341,410
5/31/18	1,279,914.72	1,373,714
6/30/18	1,274,330.99	1,382,169
7/31/18	1,300,388.39	1,433,604
8/31/18	1,306,592.54	1,480,319
9/30/18	1,305,972.12	1,488,745
10/31/18	1,255,098.15	1,386,989
11/30/18	1,274,951.41	1,415,253
12/31/18	1,193,628.73	1,287,469
1/31/19	1,289,750.28	1,390,641
2/28/19	1,318,443.28	1,435,292
3/31/19	1,319,160.6	1,463,183
4/30/19	1,350,005.57	1,522,426
5/31/19	1,273,969.13	1,425,679
6/30/19	1,363,634.75	1,526,156
7/31/19	1,377,263.92	1,548,090
8/31/19	1,348,570.92	1,523,567
9/30/19	1,371,525.32	1,552,074
10/31/19	1,377,981.25	1,585,691
11/30/19	1,392,327.75	1,643,250
12/31/19	1,428,989.97	1,692,847
1/31/20	1,386,892.07	1,692,183
2/29/20	1,292,561.58	1,552,884
3/31/20	1,121,051.6	1,361,083
4/30/20	1,245,786.13	1,535,565
5/31/20	1,273,071.81	1,608,701
6/30/20	1,284,765.67	1,640,694
7/31/20	1,360,385.98	1,733,205
8/31/20	1,419,634.88	1,857,788
9/30/20	1,370,520.66	1,787,198
10/31/20	1,350,251.3	1,739,670
11/30/20	1,464,071.56	1,930,101
12/31/20	1,525,746.68	2,004,310
1/31/21	1,489,968.36	1,984,075
2/28/21	1,567,090.52	2,038,786
3/31/21	1,633,081.65	2,128,076
4/30/21	1,715,769.33	2,241,648
5/31/21	1,776,194.94	2,257,305
6/30/21	1,745,187.06	2,310,001
7/31/21	1,765,063.9	2,364,875
8/31/21	1,784,940.75	2,436,781
9/30/21	1,728,490.51	2,323,447
10/31/21	1,805,612.67	2,486,231
11/30/21	1,729,285.58	2,469,004
12/31/21	1,815,475.54	2,579,656
1/31/22	1,811,109.32	2,446,166
2/28/22	1,798,010.65	2,372,924
3/31/22	1,855,644.8	2,461,030
4/30/22	1,742,123	2,246,424
5/31/22	1,768,320.34	2,250,545
6/30/22	1,628,601.2	2,064,776
7/31/22	1,708,939.7	2,255,158
8/31/22	1,653,925.29	2,163,188
9/30/22	1,520,318.87	1,963,962
10/31/22	1,645,192.85	2,122,967
11/30/22	1,745,615.98	2,241,607
12/31/22	1,716,224.78	2,112,458
1/31/23	1,823,902.07	2,245,192
2/28/23	1,767,229.81	2,190,411
3/31/23	1,795,565.94	2,270,831
4/30/23	1,834,291.98	2,306,275
5/31/23	1,780,453.34	2,316,299
6/30/23	1,881,518.86	2,469,349
7/31/23	1,937,246.58	2,548,677
8/31/23	1,895,686.92	2,508,098
9/30/23	1,826,735.68	2,388,517
10/31/23	1,794,621.4	2,338,295
11/30/23	1,898,520.54	2,551,841
12/31/23	1,968,607.84	2,667,773
1/31/24	1,984,768.8	2,712,603
2/29/24	2,016,080.68	2,857,444
3/31/24	2,126,177.27	2,949,381
4/30/24	2,072,644.06	2,828,915
5/31/24	2,146,378.48	2,969,185
6/30/24	2,165,569.63	3,075,726
7/31/24	2,253,444.89	3,113,165
8/31/24	2,313,038.45	3,188,680
9/30/24	2,371,621.96	3,256,781
10/31/24	2,340,310.09	3,227,247
11/30/24	2,391,823.17	3,416,690
12/31/24	2,283,068.59	3,335,242
1/31/25	2,382,051.77	3,428,120
2/28/25	2,376,672.25	3,383,389
3/31/25	2,376,672.25	3,192,755
4/30/25	2,331,484.27	3,171,105
5/31/25	2,406,797.56	3,370,709
6/30/25	2,489,642.18	3,542,119
7/31/25	2,484,262.66	3,621,614
8/31/25	2,591,853.07	3,695,030
9/30/25	2,679,001.31	3,829,899
10/31/25	2,677,925.4	3,919,570

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class I	14.43%	14.68%	10.35%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,570,982,219
  Number of Portfolio Holdings81
  Portfolio Turnover Rate16.89%
  Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

October 31, 2025

Annual Shareholder Report

Class I | FEVIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEVRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$88	0.82%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Fund Class R6 Shares increased 14.48% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also were a tailwind.

• Materials, communication services and information technology were the largest contributors among equity sectors; real estate, healthcare and energy were the only detractors.

• Gold bullion was the leading contributor to performance. Comcast Corp., Class A was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle U.S. Fund (Class R6) | $22,903
S&P 500 Index | $33,475
$40,000
$30,000
$20,000
$10,000
$0
3/1/17
3/31/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle U.S. Fund (Class R6) | $22,903	S&P 500 Index | $33,475
3/1/17	10,000	10,000
3/31/17	9,917.71	10,012
4/30/17	9,893.51	10,114
5/31/17	9,932.23	10,257
6/30/17	9,995.16	10,321
7/31/17	10,111.32	10,533
8/31/17	10,106.48	10,565
9/30/17	10,319.46	10,783
10/31/17	10,464.66	11,035
11/30/17	10,624.39	11,373
12/31/17	10,782.66	11,500
1/31/18	11,248.02	12,158
2/28/18	10,819.68	11,710
3/31/18	10,713.91	11,412
4/30/18	10,766.8	11,456
5/31/18	10,909.58	11,732
6/30/18	10,861.98	11,804
7/31/18	11,084.09	12,244
8/31/18	11,136.97	12,643
9/30/18	11,131.68	12,715
10/31/18	10,703.34	11,846
11/30/18	10,872.56	12,087
12/31/18	10,177.14	10,996
1/31/19	10,996.69	11,877
2/28/19	11,241.34	12,258
3/31/19	11,247.45	12,496
4/30/19	11,510.44	13,002
5/31/19	10,862.14	12,176
6/30/19	11,632.77	13,034
7/31/19	11,742.85	13,221
8/31/19	11,498.21	13,012
9/30/19	11,693.93	13,255
10/31/19	11,755.09	13,543
11/30/19	11,877.41	14,034
12/31/19	12,188.83	14,458
1/31/20	11,829.75	14,452
2/29/20	11,025.14	13,262
3/31/20	9,568.86	11,624
4/30/20	10,626.16	13,114
5/31/20	10,865.54	13,739
6/30/20	10,965.29	14,012
7/31/20	11,603.66	14,802
8/31/20	12,109.03	15,866
9/30/20	11,690.1	15,264
10/31/20	11,517.21	14,858
11/30/20	12,488.06	16,484
12/31/20	13,012.96	17,118
1/31/21	12,707.65	16,945
2/28/21	13,372.55	17,412
3/31/21	13,935.67	18,175
4/30/21	14,641.27	19,145
5/31/21	15,156.91	19,278
6/30/21	14,892.31	19,728
7/31/21	15,061.92	20,197
8/31/21	15,231.54	20,811
9/30/21	14,749.83	19,843
10/31/21	15,407.94	21,234
11/30/21	14,763.4	21,086
12/31/21	15,493.26	22,031
1/31/22	15,463.43	20,891
2/28/22	15,344.14	20,266
3/31/22	15,836.23	21,018
4/30/22	14,866.96	19,186
5/31/22	15,098.1	19,221
6/30/22	13,905.16	17,634
7/31/22	14,591.1	19,260
8/31/22	14,121.38	18,475
9/30/22	12,988.09	16,773
10/31/22	14,046.82	18,131
11/30/22	14,904.24	19,144
12/31/22	14,661.21	18,041
1/31/23	15,573	19,175
2/28/23	15,096.93	18,707
3/31/23	15,330.93	19,394
4/30/23	15,669.82	19,697
5/31/23	15,201.83	19,782
6/30/23	16,073.27	21,089
7/31/23	16,549.33	21,767
8/31/23	16,194.3	21,420
9/30/23	15,605.27	20,399
10/31/23	15,330.93	19,970
11/30/23	16,218.51	21,794
12/31/23	16,828.99	22,784
1/31/24	16,958.51	23,167
2/29/24	17,226.19	24,404
3/31/24	18,167.37	25,189
4/30/24	17,709.73	24,160
5/31/24	18,340.06	25,358
6/30/24	18,504.12	26,268
7/31/24	19,263.97	26,588
8/31/24	19,764.78	27,233
9/30/24	20,274.23	27,814
10/31/24	20,006.55	27,562
11/30/24	20,446.92	29,180
12/31/24	19,516.85	28,485
1/31/25	20,372.61	29,278
2/28/25	20,326.6	28,896
3/31/25	20,326.6	27,268
4/30/25	19,940.13	27,083
5/31/25	20,575.05	28,787
6/30/25	21,292.78	30,251
7/31/25	21,246.77	30,930
8/31/25	22,166.94	31,557
9/30/25	22,912.28	32,709
10/31/25	22,903.08	33,475

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	14.48%	14.74%	10.03%
S&P 500 Index	21.45%	17.64%	14.96%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,570,982,219
  Number of Portfolio Holdings81
  Portfolio Turnover Rate16.89%
  Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.1% of total investments) that settles in 90 days or less; long-term commercial paper (2.4% of total investments) that settles in 91 days or more; and other short-term investments (4.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Fund

(formerly First Eagle U.S. Value Fund)

October 31, 2025

Annual Shareholder Report

Class R6 | FEVRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | SGGDX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$150	1.14%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class A Shares1 increased 63.44% in the 12-month period ended October 31, 2025. The FTSE Gold Mines Index increased 90.98% and MSCI World Index increased 22.02% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Gold bullion was the leading contributor to performance. Pan American Silver Corp., CVR  was the only detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Gold Fund (Class A) | $39,521
MSCI World Index | $30,490
FTSE Gold Mines Index | $48,858
$60,000
$45,000
$30,000
$15,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Gold Fund (Class A) | $39,521	MSCI World Index | $30,490	FTSE Gold Mines Index | $48,858
10/31/15	9,500.39	10,000	10,000
11/30/15	8,823.99	9,950	9,197
12/31/15	8,785.56	9,775	9,343
1/31/16	8,993.09	9,191	10,116
2/29/16	11,206.77	9,122	13,592
3/31/16	11,644.9	9,741	14,259
4/30/16	13,996.93	9,895	18,105
5/31/16	12,621.07	9,951	16,021
6/30/16	15,196.01	9,839	19,660
7/31/16	16,356.66	10,255	21,417
8/31/16	14,327.45	10,264	17,711
9/30/16	14,727.14	10,318	18,437
10/31/16	13,827.83	10,118	17,131
11/30/16	12,067.65	10,264	14,420
12/31/16	12,029.22	10,510	14,911
1/31/17	13,228.29	10,763	16,721
2/28/17	13,151.43	11,062	16,367
3/31/17	13,128.37	11,180	16,163
4/30/17	12,990.02	11,345	15,847
5/31/17	13,182.18	11,585	15,975
6/30/17	12,936.21	11,630	15,383
7/31/17	13,151.43	11,908	15,996
8/31/17	13,889.32	11,925	17,184
9/30/17	13,036.13	12,192	16,040
10/31/17	12,682.56	12,423	15,451
11/30/17	12,544.2	12,692	15,516
12/31/17	13,005.39	12,864	16,270
1/31/18	13,136.06	13,543	16,732
2/28/18	12,006.16	12,982	14,808
3/31/18	12,190.63	12,699	15,196
4/30/18	12,236.75	12,845	15,324
5/31/18	12,259.81	12,925	15,227
6/30/18	12,029.22	12,919	15,166
7/31/18	11,429.68	13,323	14,402
8/31/18	10,176.79	13,487	12,497
9/30/18	10,084.56	13,563	12,455
10/31/18	10,053.81	12,567	12,891
11/30/18	10,038.44	12,709	13,099
12/31/18	10,937.75	11,743	14,430
1/31/19	11,760.19	12,657	15,552
2/28/19	11,575.72	13,037	15,187
3/31/19	11,714.07	13,209	15,363
4/30/19	11,083.79	13,677	14,232
5/31/19	11,299.01	12,888	14,823
6/30/19	13,089.94	13,737	17,980
7/31/19	13,312.84	13,805	18,653
8/31/19	15,080.72	13,523	20,779
9/30/19	13,804.77	13,810	18,765
10/31/19	14,342.82	14,162	19,514
11/30/19	14,050.74	14,556	18,523
12/31/19	15,149.89	14,992	20,377
1/31/20	15,357.43	14,901	20,246
2/29/20	14,342.82	13,642	18,784
3/31/20	13,551.12	11,836	17,023
4/30/20	17,494.25	13,129	23,736
5/31/20	18,124.53	13,764	24,159
6/30/20	18,970.04	14,128	25,928
7/31/20	21,714.08	14,803	30,335
8/31/20	21,829.38	15,793	29,869
9/30/20	20,753.28	15,248	27,797
10/31/20	20,199.86	14,780	26,538
11/30/20	18,823.99	16,670	24,083
12/31/20	19,631.3	17,377	25,107
1/31/21	18,915.17	17,204	24,248
2/28/21	17,490.69	17,645	21,278
3/31/21	17,802.05	18,232	22,127
4/30/21	18,705	19,080	23,333
5/31/21	20,705.49	19,355	26,780
6/30/21	18,572.67	19,644	22,595
7/31/21	19,024.14	19,995	23,259
8/31/21	18,269.09	20,493	21,637
9/30/21	17,062.57	19,642	19,727
10/31/21	17,856.54	20,755	20,925
11/30/21	17,599.67	20,300	21,148
12/31/21	18,106.92	21,168	21,915
1/31/22	17,139.86	20,048	20,493
2/28/22	18,720.18	19,541	23,046
3/31/22	20,300.51	20,077	25,725
4/30/22	19,050.4	18,409	23,651
5/31/22	18,051.89	18,423	21,407
6/30/22	16,526.6	16,827	18,199
7/31/22	15,929.06	18,163	16,584
8/31/22	14,851.92	17,404	15,279
9/30/22	15,103.52	15,786	15,410
10/31/22	15,134.97	16,920	15,388
11/30/22	17,485.8	18,096	17,990
12/31/22	17,823.88	17,327	18,524
1/31/23	19,537.87	18,554	20,701
2/28/23	17,454.35	18,108	17,432
3/31/23	19,758.01	18,667	20,591
4/30/23	20,135.4	18,994	21,531
5/31/23	18,845.98	18,805	19,551
6/30/23	18,319.21	19,942	19,242
7/31/23	18,916.74	20,612	19,864
8/31/23	18,232.72	20,119	18,306
9/30/23	17,021.92	19,252	16,775
10/31/23	17,532.97	18,693	17,891
11/30/23	19,239.1	20,445	19,842
12/31/23	19,075.28	21,449	20,258
1/31/24	17,520.71	21,707	17,912
2/29/24	16,592.72	22,627	16,545
3/31/24	19,154.6	23,354	19,816
4/30/24	19,876.36	22,487	20,966
5/31/24	20,962.98	23,491	21,938
6/30/24	20,161.9	23,969	21,417
7/31/24	22,271.68	24,391	24,289
8/31/24	22,850.68	25,036	25,477
9/30/24	23,413.82	25,494	25,964
10/31/24	24,175.24	24,988	25,582
11/30/24	22,826.89	26,135	23,874
12/31/24	21,045.75	25,454	21,599
1/31/25	23,682.71	26,352	25,318
2/28/25	24,655.97	26,163	25,553
3/31/25	27,683.9	24,998	29,539
4/30/25	29,397.51	25,220	31,857
5/31/25	30,171.13	26,713	32,652
6/30/25	30,869.88	27,865	33,843
7/31/25	30,370.77	28,224	34,017
8/31/25	35,494.95	28,960	41,912
9/30/25	41,450.99	29,891	50,772
10/31/25	39,521.1	30,490	48,858

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	63.44%	14.37%	15.32%
Class A - with sales charge	55.32%	13.20%	14.73%
MSCI World Index	22.02%	15.58%	11.79%
FTSE Gold Mines Index	90.98%	12.98%	17.19%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,558,900,218
  Number of Portfolio Holdings28
  Portfolio Turnover Rate15.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold and silver bullion.

First Eagle Gold Fund

October 31, 2025

Annual Shareholder Report

Class A | SGGDX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FEGOX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$247	1.88%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class C Shares1 increased 62.23% in the 12-month period ended October 31, 2025. The FTSE Gold Mines Index increased 90.98% and MSCI World Index increased 22.02% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Gold bullion was the leading contributor to performance. Pan American Silver Corp., CVR  was the only detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Gold Fund (Class C) | $38,543
MSCI World Index | $30,490
FTSE Gold Mines Index | $48,858
$60,000
$45,000
$30,000
$15,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Gold Fund (Class C) | $38,543	MSCI World Index | $30,490	FTSE Gold Mines Index | $48,858
10/31/15	10,000	10,000	10,000
11/30/15	9,282.05	9,950	9,197
12/31/15	9,230.77	9,775	9,343
1/31/16	9,435.9	9,191	10,116
2/29/16	11,752.14	9,122	13,592
3/31/16	12,205.13	9,741	14,259
4/30/16	14,666.67	9,895	18,105
5/31/16	13,213.68	9,951	16,021
6/30/16	15,897.44	9,839	19,660
7/31/16	17,102.57	10,255	21,417
8/31/16	14,965.81	10,264	17,711
9/30/16	15,384.62	10,318	18,437
10/31/16	14,435.9	10,118	17,131
11/30/16	12,581.2	10,264	14,420
12/31/16	12,529.92	10,510	14,911
1/31/17	13,777.78	10,763	16,721
2/28/17	13,692.31	11,062	16,367
3/31/17	13,658.12	11,180	16,163
4/30/17	13,504.28	11,345	15,847
5/31/17	13,692.31	11,585	15,975
6/30/17	13,435.9	11,630	15,383
7/31/17	13,641.03	11,908	15,996
8/31/17	14,401.71	11,925	17,184
9/30/17	13,504.28	12,192	16,040
10/31/17	13,128.21	12,423	15,451
11/30/17	12,982.91	12,692	15,516
12/31/17	13,452.99	12,864	16,270
1/31/18	13,572.65	13,543	16,732
2/28/18	12,393.16	12,982	14,808
3/31/18	12,589.75	12,699	15,196
4/30/18	12,623.93	12,845	15,324
5/31/18	12,641.03	12,925	15,227
6/30/18	12,384.62	12,919	15,166
7/31/18	11,760.69	13,323	14,402
8/31/18	10,470.09	13,487	12,497
9/30/18	10,367.52	13,563	12,455
10/31/18	10,333.34	12,567	12,891
11/30/18	10,307.69	12,709	13,099
12/31/18	11,222.22	11,743	14,430
1/31/19	12,059.83	12,657	15,552
2/28/19	11,863.25	13,037	15,187
3/31/19	12,000	13,209	15,363
4/30/19	11,350.43	13,677	14,232
5/31/19	11,555.56	12,888	14,823
6/30/19	13,384.62	13,737	17,980
7/31/19	13,598.29	13,805	18,653
8/31/19	15,401.71	13,523	20,779
9/30/19	14,076.93	13,810	18,765
10/31/19	14,623.93	14,162	19,514
11/30/19	14,316.24	14,556	18,523
12/31/19	15,427.35	14,992	20,377
1/31/20	15,623.93	14,901	20,246
2/29/20	14,589.75	13,642	18,784
3/31/20	13,769.23	11,836	17,023
4/30/20	17,769.23	13,129	23,736
5/31/20	18,401.71	13,764	24,159
6/30/20	19,239.32	14,128	25,928
7/31/20	22,017.1	14,803	30,335
8/31/20	22,111.11	15,793	29,869
9/30/20	21,017.1	15,248	27,797
10/31/20	20,444.45	14,780	26,538
11/30/20	19,042.74	16,670	24,083
12/31/20	19,842.99	17,377	25,107
1/31/21	19,102.33	17,204	24,248
2/28/21	17,655.44	17,645	21,278
3/31/21	17,965.49	18,232	22,127
4/30/21	18,861.18	19,080	23,333
5/31/21	20,859.26	19,355	26,780
6/30/21	18,706.15	19,644	22,595
7/31/21	19,154	19,995	23,259
8/31/21	18,378.88	20,493	21,637
9/30/21	17,155.92	19,642	19,727
10/31/21	17,939.65	20,755	20,925
11/30/21	17,672.67	20,300	21,148
12/31/21	18,174.23	21,168	21,915
1/31/22	17,189.98	20,048	20,493
2/28/22	18,761.33	19,541	23,046
3/31/22	20,332.69	20,077	25,725
4/30/22	19,072.15	18,409	23,651
5/31/22	18,053.36	18,423	21,407
6/30/22	16,516.54	16,827	18,199
7/31/22	15,912.17	18,163	16,584
8/31/22	14,824.3	17,404	15,279
9/30/22	15,074.68	15,786	15,410
10/31/22	15,091.95	16,920	15,388
11/30/22	17,423.09	18,096	17,990
12/31/22	17,751.18	17,327	18,524
1/31/23	19,443.41	18,554	20,701
2/28/23	17,362.65	18,108	17,432
3/31/23	19,641.99	18,667	20,591
4/30/23	20,004.61	18,994	21,531
5/31/23	18,709.53	18,805	19,551
6/30/23	18,182.87	19,942	19,242
7/31/23	18,761.33	20,612	19,864
8/31/23	18,070.63	20,119	18,306
9/30/23	16,861.89	19,252	16,775
10/31/23	17,354.02	18,693	17,891
11/30/23	19,028.98	20,445	19,842
12/31/23	18,863.74	21,449	20,258
1/31/24	17,306.18	21,707	17,912
2/29/24	16,380.3	22,627	16,545
3/31/24	18,907	23,354	19,816
4/30/24	19,607.9	22,487	20,966
5/31/24	20,663.58	23,491	21,938
6/30/24	19,858.84	23,969	21,417
7/31/24	21,926.93	24,391	24,289
8/31/24	22,480.73	25,036	25,477
9/30/24	23,025.87	25,494	25,964
10/31/24	23,752.73	24,988	25,582
11/30/24	22,411.5	26,135	23,874
12/31/24	20,652.9	25,454	21,599
1/31/25	23,216.4	26,352	25,318
2/28/25	24,167.52	26,163	25,553
3/31/25	27,120.52	24,998	29,539
4/30/25	28,778.19	25,220	31,857
5/31/25	29,511.91	26,713	32,652
6/30/25	30,182.22	27,865	33,843
7/31/25	29,674.96	28,224	34,017
8/31/25	34,657.02	28,960	41,912
9/30/25	40,454.32	29,891	50,772
10/31/25	38,543.02	30,490	48,858

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	62.23%	13.52%	14.44%
Class C - with sales charge	61.27%	13.52%	14.44%
MSCI World Index	22.02%	15.58%	11.79%
FTSE Gold Mines Index	90.98%	12.98%	17.19%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,558,900,218
  Number of Portfolio Holdings28
  Portfolio Turnover Rate15.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold and silver bullion.

First Eagle Gold Fund

October 31, 2025

Annual Shareholder Report

Class C | FEGOX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FEGIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$119	0.90%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class I Shares increased 63.79% in the 12-month period ended October 31, 2025. The FTSE Gold Mines Index increased 90.98% and MSCI World Index increased 22.02% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Gold bullion was the leading contributor to performance. Pan American Silver Corp., CVR  was the only detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Gold Fund (Class I) | $4,271,570
MSCI World Index | $3,048,995
FTSE Gold Mines Index | $4,885,765
$5,000,000
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Gold Fund (Class I) | $4,271,570	MSCI World Index | $3,048,995	FTSE Gold Mines Index | $4,885,765
10/31/15	1,000,000.01	1,000,000	1,000,000
11/30/15	929,308.98	995,024	919,719
12/31/15	925,337.57	977,534	934,334
1/31/16	946,783.17	919,054	1,011,622
2/29/16	1,180,301.83	912,214	1,359,174
3/31/16	1,227,164.42	974,116	1,425,901
4/30/16	1,474,980.15	989,530	1,810,495
5/31/16	1,330,420.98	995,088	1,602,055
6/30/16	1,602,859.42	983,937	1,966,015
7/31/16	1,725,178.72	1,025,507	2,141,725
8/31/16	1,511,517.09	1,026,360	1,771,128
9/30/16	1,554,408.27	1,031,811	1,843,748
10/31/16	1,459,888.81	1,011,843	1,713,150
11/30/16	1,274,027.01	1,026,392	1,442,021
12/31/16	1,270,055.61	1,050,952	1,491,066
1/31/17	1,397,140.6	1,076,317	1,672,057
2/28/17	1,389,197.78	1,106,178	1,636,675
3/31/17	1,387,609.22	1,117,961	1,616,280
4/30/17	1,373,312.16	1,134,514	1,584,681
5/31/17	1,393,963.47	1,158,514	1,597,477
6/30/17	1,368,546.47	1,162,972	1,538,256
7/31/17	1,390,786.35	1,190,804	1,599,572
8/31/17	1,470,214.46	1,192,481	1,718,365
9/30/17	1,379,666.41	1,219,246	1,603,998
10/31/17	1,342,335.19	1,242,287	1,545,066
11/30/17	1,328,038.13	1,269,205	1,551,560
12/31/17	1,377,283.57	1,286,369	1,626,953
1/31/18	1,391,580.63	1,354,289	1,673,214
2/28/18	1,271,644.17	1,298,185	1,480,806
3/31/18	1,292,295.48	1,269,889	1,519,578
4/30/18	1,297,061.17	1,284,481	1,532,430
5/31/18	1,300,238.29	1,292,530	1,522,689
6/30/18	1,275,615.58	1,291,914	1,516,568
7/31/18	1,212,073.08	1,332,265	1,440,215
8/31/18	1,079,428.12	1,348,749	1,249,654
9/30/18	1,070,691.03	1,356,259	1,245,515
10/31/18	1,067,513.91	1,256,672	1,289,116
11/30/18	1,065,925.34	1,270,947	1,309,899
12/31/18	1,161,239.09	1,174,307	1,442,987
1/31/19	1,249,404.3	1,265,675	1,555,155
2/28/19	1,229,547.27	1,303,734	1,518,722
3/31/19	1,244,638.61	1,320,857	1,536,339
4/30/19	1,178,713.27	1,367,694	1,423,189
5/31/19	1,200,953.14	1,288,777	1,482,273
6/30/19	1,392,374.91	1,373,701	1,798,015
7/31/19	1,416,203.34	1,380,505	1,865,291
8/31/19	1,605,242.26	1,352,268	2,077,937
9/30/19	1,468,625.9	1,381,045	1,876,480
10/31/19	1,526,608.43	1,416,189	1,951,356
11/30/19	1,495,631.46	1,455,630	1,852,251
12/31/19	1,613,900.83	1,499,238	2,037,683
1/31/20	1,636,161.53	1,490,113	2,024,578
2/29/20	1,528,833.15	1,364,161	1,878,421
3/31/20	1,443,765.47	1,183,624	1,702,303
4/30/20	1,865,128.74	1,312,928	2,373,566
5/31/20	1,932,705.87	1,376,353	2,415,943
6/30/20	2,023,338.73	1,412,759	2,592,840
7/31/20	2,316,702.97	1,480,348	3,033,452
8/31/20	2,329,423.37	1,579,256	2,986,890
9/30/20	2,214,939.76	1,524,773	2,779,693
10/31/20	2,156,902.93	1,478,001	2,653,827
11/30/20	2,010,618.33	1,666,980	2,408,295
12/31/20	2,097,227.86	1,737,655	2,510,745
1/31/21	2,020,568.9	1,720,385	2,424,785
2/28/21	1,868,864.84	1,764,469	2,127,768
3/31/21	1,902,756.17	1,823,176	2,212,732
4/30/21	1,999,588.55	1,908,027	2,333,299
5/31/21	2,213,426.71	1,935,513	2,677,978
6/30/21	1,986,677.56	1,964,361	2,259,498
7/31/21	2,035,900.69	1,999,549	2,325,879
8/31/21	1,955,207.04	2,049,314	2,163,680
9/30/21	1,826,097.21	1,964,226	1,972,696
10/31/21	1,910,825.54	2,075,480	2,092,531
11/30/21	1,884,196.63	2,030,000	2,114,807
12/31/21	1,939,528.37	2,116,763	2,191,497
1/31/22	1,835,770.96	2,004,763	2,049,306
2/28/22	2,005,704.36	1,954,060	2,304,559
3/31/22	2,174,820.78	2,007,686	2,572,535
4/30/22	2,042,468.8	1,840,901	2,365,070
5/31/22	1,935,443.43	1,842,295	2,140,702
6/30/22	1,772,045.93	1,682,712	1,819,942
7/31/22	1,708,320.9	1,816,313	1,658,443
8/31/22	1,593,125.66	1,740,377	1,527,937
9/30/22	1,620,903.24	1,578,592	1,541,044
10/31/22	1,624,171.19	1,691,955	1,538,784
11/30/22	1,876,620.33	1,809,597	1,799,019
12/31/22	1,914,201.76	1,732,749	1,852,378
1/31/23	2,098,023.95	1,855,351	2,070,111
2/28/23	1,874,169.37	1,810,751	1,743,165
3/31/23	2,122,533.58	1,866,703	2,059,082
4/30/23	2,163,382.95	1,899,425	2,153,134
5/31/23	2,025,312.06	1,880,463	1,955,078
6/30/23	1,969,756.91	1,994,189	1,924,167
7/31/23	2,034,298.92	2,061,179	1,986,359
8/31/23	1,960,770.05	2,011,946	1,830,637
9/30/23	1,830,869.03	1,925,154	1,677,480
10/31/23	1,885,607.2	1,869,294	1,789,094
11/30/23	2,069,429.39	2,044,545	1,984,227
12/31/23	2,053,211.76	2,144,920	2,025,845
1/31/24	1,885,552.07	2,170,660	1,791,222
2/29/24	1,786,442.9	2,262,691	1,654,459
3/31/24	2,063,122.68	2,335,402	1,981,646
4/30/24	2,140,758.2	2,248,654	2,096,642
5/31/24	2,258,863.3	2,349,061	2,193,819
6/30/24	2,172,142.77	2,396,860	2,141,652
7/31/24	2,400,093.88	2,439,098	2,428,945
8/31/24	2,462,863.02	2,503,565	2,547,733
9/30/24	2,524,806.26	2,549,415	2,596,369
10/31/24	2,607,397.24	2,498,842	2,558,246
11/30/24	2,462,037.11	2,613,506	2,387,434
12/31/24	2,270,544.27	2,545,396	2,159,935
1/31/25	2,554,795.61	2,635,220	2,531,760
2/28/25	2,660,523.25	2,616,253	2,555,337
3/31/25	2,988,105.59	2,499,776	2,953,869
4/30/25	3,173,562.26	2,521,992	3,185,694
5/31/25	3,257,624.39	2,671,273	3,265,213
6/30/25	3,333,886.95	2,786,547	3,384,260
7/31/25	3,281,023.13	2,822,417	3,401,692
8/31/25	3,834,793.28	2,896,041	4,191,169
9/30/25	4,479,558.52	2,989,137	5,077,201
10/31/25	4,271,569.73	3,048,995	4,885,765

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class I	63.79%	14.64%	15.63%
MSCI World Index	22.02%	15.58%	11.79%
FTSE Gold Mines Index	90.98%	12.98%	17.19%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,558,900,218
  Number of Portfolio Holdings28
  Portfolio Turnover Rate15.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold and silver bullion.

First Eagle Gold Fund

October 31, 2025

Annual Shareholder Report

Class I | FEGIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEURX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Gold Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$107	0.81%

How Did the Fund Perform Last Year?

The NAV of First Eagle Gold Fund Class R6 Shares increased 63.96% in the 12-month period ended October 31, 2025. The FTSE Gold Mines Index increased 90.98% and MSCI World Index increased 22.02% for the same period.

• Gold bullion and gold-related equities both contributed to performance.

• Gold bullion was the leading contributor to performance. Pan American Silver Corp., CVR  was the only detractor.

Total Return Based on a $10,000 Investment

First Eagle Gold Fund (Class R6) | $30,788
MSCI World Index | $27,563
FTSE Gold Mines Index | $29,852
$40,000
$30,000
$20,000
$10,000
$0
3/1/17
3/31/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Gold Fund (Class R6) | $30,788	MSCI World Index | $27,563	FTSE Gold Mines Index | $29,852
3/1/17	10,000	10,000	10,000
3/31/17	9,920.46	10,107	9,875
4/30/17	9,823.87	10,256	9,682
5/31/17	9,971.59	10,473	9,761
6/30/17	9,795.46	10,513	9,399
7/31/17	9,954.55	10,765	9,773
8/31/17	10,522.73	10,780	10,499
9/30/17	9,875	11,022	9,800
10/31/17	9,607.96	11,230	9,440
11/30/17	9,511.37	11,474	9,480
12/31/17	9,863.64	11,629	9,941
1/31/18	9,960.23	12,243	10,223
2/28/18	9,107.96	11,736	9,048
3/31/18	9,255.69	11,480	9,285
4/30/18	9,289.78	11,612	9,363
5/31/18	9,312.5	11,685	9,304
6/30/18	9,136.37	11,679	9,266
7/31/18	8,681.82	12,044	8,800
8/31/18	7,738.64	12,193	7,635
9/30/18	7,670.46	12,261	7,610
10/31/18	7,647.73	11,360	7,876
11/30/18	7,642.05	11,490	8,003
12/31/18	8,329.55	10,616	8,817
1/31/19	8,954.55	11,442	9,502
2/28/19	8,818.19	11,786	9,279
3/31/19	8,926.14	11,941	9,387
4/30/19	8,448.87	12,364	8,696
5/31/19	8,625	11,651	9,057
6/30/19	10,000	12,418	10,986
7/31/19	10,170.46	12,480	11,397
8/31/19	11,517.05	12,225	12,696
9/30/19	10,528.41	12,485	11,465
10/31/19	10,943.19	12,803	11,923
11/30/19	10,721.59	13,159	11,317
12/31/19	11,570.96	13,553	12,450
1/31/20	11,730.33	13,471	12,370
2/29/20	10,961.96	12,332	11,477
3/31/20	10,352.97	10,700	10,401
4/30/20	13,375.19	11,869	14,502
5/31/20	13,864.66	12,442	14,761
6/30/20	14,507.81	12,772	15,842
7/31/20	16,613.69	13,383	18,534
8/31/20	16,704.76	14,277	18,250
9/30/20	15,890.86	13,784	16,984
10/31/20	15,475.38	13,361	16,215
11/30/20	14,422.44	15,070	14,715
12/31/20	15,044.85	15,709	15,341
1/31/21	14,501.54	15,553	14,815
2/28/21	13,409.16	15,951	13,001
3/31/21	13,657.69	16,482	13,520
4/30/21	14,351.27	17,249	14,256
5/31/21	15,888.7	17,497	16,362
6/30/21	14,258.79	17,758	13,805
7/31/21	14,611.36	18,076	14,211
8/31/21	14,033.38	18,526	13,220
9/30/21	13,114.39	17,757	12,053
10/31/21	13,721.27	18,763	12,785
11/30/21	13,536.32	18,351	12,921
12/31/21	13,931.66	19,136	13,390
1/31/22	13,187.62	18,123	12,521
2/28/22	14,406.2	17,665	14,081
3/31/22	15,624.78	18,150	15,718
4/30/22	14,669.83	16,642	14,450
5/31/22	13,902.36	16,655	13,080
6/30/22	12,730.65	15,212	11,120
7/31/22	12,273.68	16,420	10,133
8/31/22	11,447.63	15,733	9,336
9/30/22	11,646.82	14,271	9,416
10/31/22	11,676.11	15,296	9,402
11/30/22	13,486.41	16,359	10,992
12/31/22	13,755.9	15,664	11,318
1/31/23	15,079.93	16,773	12,648
2/28/23	13,474.69	16,369	10,651
3/31/23	15,255.69	16,875	12,581
4/30/23	15,554.48	17,171	13,156
5/31/23	14,564.38	17,000	11,945
6/30/23	14,166	18,028	11,757
7/31/23	14,628.82	18,633	12,137
8/31/23	14,101.55	18,188	11,185
9/30/23	13,170.04	17,404	10,249
10/31/23	13,568.42	16,899	10,931
11/30/23	14,892.46	18,483	12,124
12/31/23	14,772.83	19,390	12,378
1/31/24	13,569.42	19,623	10,944
2/29/24	12,858.05	20,455	10,109
3/31/24	14,849.89	21,112	12,108
4/30/24	15,413.06	20,328	12,810
5/31/24	16,254.85	21,236	13,404
6/30/24	15,638.33	21,668	13,085
7/31/24	17,280.41	22,050	14,841
8/31/24	17,730.95	22,633	15,567
9/30/24	18,175.55	23,047	15,864
10/31/24	18,774.29	22,590	15,631
11/30/24	17,730.95	23,626	14,587
12/31/24	16,352.86	23,011	13,197
1/31/25	18,400.86	23,823	15,469
2/28/25	19,166.53	23,651	15,613
3/31/25	21,525.77	22,598	18,048
4/30/25	22,864.13	22,799	19,464
5/31/25	23,474.17	24,149	19,950
6/30/25	24,021.97	25,191	20,678
7/31/25	23,642.25	25,515	20,784
8/31/25	27,638.64	26,181	25,608
9/30/25	32,282.44	27,022	31,021
10/31/25	30,788.45	27,563	29,852

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	63.96%	14.75%	13.85%
MSCI World Index	22.02%	15.58%	12.41%
FTSE Gold Mines Index	90.98%	12.98%	13.45%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$4,558,900,218
  Number of Portfolio Holdings28
  Portfolio Turnover Rate15.34%
  Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (2.2% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold and silver bullion.

First Eagle Gold Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FEURX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FEBAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$121	1.12%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class A Shares1 increased 15.65% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02%, the Bloomberg U.S. Aggregate Bond Index was up 6.16% and the composite index2 increased 15.56% over the same time period.

• The Fund's equity and bond holdings both contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to equity performance. Developed Europe and emerging markets were the leading equity contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• Consumer staples and financials were the largest contributors among equity sectors, while communication services and healthcare were the only detractors.

• Gold bullion was the leading contributor to performance. Our equity holding in Comcast Corp., Class A was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

2 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $10,000 Investment

First Eagle Global Income Builder Fund (Class A) | $18,762
Bloomberg U.S. Aggregate Bond Index | $12,071
MSCI World Index | $30,490
Composite Index | $21,523
$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Income Builder Fund (Class A) | $18,762	Bloomberg U.S. Aggregate Bond Index | $12,071	MSCI World Index | $30,490	Composite Index | $21,523
10/31/15	9,503.99	10,000	10,000	10,000
11/30/15	9,418.43	9,974	9,950	9,960
12/31/15	9,188.22	9,941	9,775	9,842
1/31/16	8,912.76	10,078	9,191	9,543
2/29/16	8,972.59	10,150	9,122	9,527
3/31/16	9,487.09	10,243	9,741	9,950
4/30/16	9,787.01	10,282	9,895	10,060
5/31/16	9,725.5	10,285	9,951	10,095
6/30/16	9,740.57	10,470	9,839	10,099
7/31/16	10,040.27	10,536	10,255	10,381
8/31/16	10,107.92	10,524	10,264	10,381
9/30/16	10,152.38	10,517	10,318	10,412
10/31/16	10,053.11	10,437	10,118	10,259
11/30/16	9,957.43	10,190	10,264	10,251
12/31/16	10,120.87	10,205	10,510	10,404
1/31/17	10,317.98	10,225	10,763	10,562
2/28/17	10,457.79	10,293	11,062	10,767
3/31/17	10,580.59	10,288	11,180	10,833
4/30/17	10,713.84	10,367	11,345	10,963
5/31/17	10,887.31	10,447	11,585	11,136
6/30/17	10,942.9	10,437	11,630	11,157
7/31/17	11,031.2	10,481	11,908	11,336
8/31/17	11,041.94	10,575	11,925	11,387
9/30/17	11,188.1	10,525	12,192	11,518
10/31/17	11,298.3	10,531	12,423	11,652
11/30/17	11,374.06	10,518	12,692	11,797
12/31/17	11,432.15	10,566	12,864	11,914
1/31/18	11,723.07	10,444	13,543	12,237
2/28/18	11,373.89	10,345	12,982	11,886
3/31/18	11,354.39	10,412	12,699	11,761
4/30/18	11,364.76	10,334	12,845	11,808
5/31/18	11,397.39	10,408	12,925	11,886
6/30/18	11,313.98	10,395	12,919	11,876
7/31/18	11,506.17	10,398	13,323	12,100
8/31/18	11,393.5	10,465	13,487	12,221
9/30/18	11,429.97	10,397	13,563	12,230
10/31/18	11,000	10,315	12,567	11,653
11/30/18	11,016.89	10,377	12,709	11,760
12/31/18	10,689.81	10,567	11,743	11,310
1/31/19	11,211.88	10,679	12,657	11,886
2/28/19	11,412.64	10,673	13,037	12,098
3/31/19	11,481.25	10,878	13,209	12,286
4/30/19	11,631.12	10,881	13,677	12,549
5/31/19	11,286.35	11,074	12,888	12,203
6/30/19	11,757.17	11,213	13,737	12,747
7/31/19	11,696.8	11,238	13,805	12,796
8/31/19	11,615.85	11,529	13,523	12,772
9/30/19	11,777.82	11,468	13,810	12,908
10/31/19	11,923.61	11,502	14,162	13,120
11/30/19	11,982.49	11,496	14,556	13,337
12/31/19	12,255.48	11,488	14,992	13,573
1/31/20	11,995.73	11,709	14,901	13,628
2/29/20	11,422.65	11,920	13,642	13,035
3/31/20	10,321.36	11,850	11,836	11,969
4/30/20	11,040.46	12,061	13,129	12,839
5/31/20	11,218.01	12,117	13,764	13,235
6/30/20	11,387.24	12,193	14,128	13,478
7/31/20	11,761.78	12,375	14,803	13,946
8/31/20	11,958.87	12,275	15,793	14,460
9/30/20	11,750.25	12,269	15,248	14,157
10/31/20	11,521.13	12,214	14,780	13,871
11/30/20	12,443.87	12,334	16,670	14,990
12/31/20	12,825.24	12,351	17,377	15,379
1/31/21	12,696.96	12,262	17,204	15,244
2/28/21	12,763.98	12,085	17,645	15,390
3/31/21	13,226.95	11,934	18,232	15,620
4/30/21	13,648.9	12,028	19,080	16,106
5/31/21	14,115.06	12,068	19,355	16,266
6/30/21	13,990.29	12,153	19,644	16,457
7/31/21	14,001.09	12,288	19,995	16,708
8/31/21	13,937.5	12,265	20,493	16,945
9/30/21	13,574.91	12,159	19,642	16,464
10/31/21	13,981.59	12,155	20,755	17,021
11/30/21	13,519.15	12,191	20,300	16,818
12/31/21	14,082.78	12,160	21,168	17,232
1/31/22	14,161.53	11,898	20,048	16,536
2/28/22	14,091.87	11,765	19,541	16,212
3/31/22	14,033.81	11,439	20,077	16,298
4/30/22	13,660.09	11,005	18,409	15,239
5/31/22	13,947.34	11,076	18,423	15,285
6/30/22	13,075.06	10,902	16,827	14,394
7/31/22	13,544.76	11,168	18,163	15,221
8/31/22	13,054.99	10,853	17,404	14,667
9/30/22	12,225.38	10,384	15,786	13,595
10/31/22	12,830.51	10,249	16,920	14,111
11/30/22	13,677.29	10,626	18,096	14,907
12/31/22	13,582.66	10,578	17,327	14,500
1/31/23	14,315.78	10,904	18,554	15,294
2/28/23	13,908.39	10,622	18,108	14,916
3/31/23	14,138.24	10,891	18,667	15,344
4/30/23	14,436.5	10,957	18,994	15,542
5/31/23	13,944.19	10,838	18,805	15,381
6/30/23	14,339.51	10,800	19,942	15,918
7/31/23	14,581.02	10,792	20,612	16,234
8/31/23	14,323.51	10,723	20,119	15,960
9/30/23	13,948.98	10,451	19,252	15,385
10/31/23	13,645.87	10,286	18,693	15,020
11/30/23	14,228.79	10,751	20,445	16,137
12/31/23	14,690.58	11,163	21,449	16,859
1/31/24	14,685.18	11,132	21,707	16,962
2/29/24	14,680.66	10,975	22,627	17,298
3/31/24	15,084.47	11,076	23,354	17,695
4/30/24	14,919.45	10,797	22,487	17,122
5/31/24	15,319.52	10,980	23,491	17,697
6/30/24	15,160.09	11,084	23,969	17,980
7/31/24	15,759.78	11,343	24,391	18,338
8/31/24	16,270.98	11,505	25,036	18,734
9/30/24	16,518.21	11,660	25,494	19,040
10/31/24	16,212.08	11,370	24,988	18,625
11/30/24	16,278.03	11,491	26,135	19,216
12/31/24	15,662.53	11,303	25,454	18,790
1/31/25	16,163.52	11,363	26,352	19,228
2/28/25	16,614.49	11,613	26,163	19,314
3/31/25	17,005.93	11,617	24,998	18,801
4/30/25	17,355.12	11,663	25,220	18,931
5/31/25	17,590.38	11,579	26,713	19,549
6/30/25	17,897.29	11,757	27,865	20,175
7/31/25	17,696.1	11,726	28,224	20,310
8/31/25	18,427.9	11,866	28,960	20,725
9/30/25	18,805.86	11,996	29,891	21,215
10/31/25	18,762.48	12,071	30,490	21,523

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	15.65%	10.24%	7.04%
Class A - with sales charge	9.98%	9.13%	6.49%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI World Index	22.02%	15.58%	11.79%
Composite Index	15.56%	9.18%	7.97%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,117,005,108
  Number of Portfolio Holdings247
  Portfolio Turnover Rate12.45%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold bullion.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2025

Annual Shareholder Report

Class A | FEBAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FEBCX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$203	1.89%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class C Shares1 increased 14.76% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02%, the Bloomberg U.S. Aggregate Bond Index was up 6.16% and the composite index2 increased 15.56% over the same time period.

• The Fund's equity and bond holdings both contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to equity performance. Developed Europe and emerging markets were the leading equity contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• Consumer staples and financials were the largest contributors among equity sectors, while communication services and healthcare were the only detractors.

• Gold bullion was the leading contributor to performance. Our equity holding in Comcast Corp., Class A was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

2 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $10,000 Investment

First Eagle Global Income Builder Fund (Class C) | $18,260
Bloomberg U.S. Aggregate Bond Index | $12,071
MSCI World Index | $30,490
Composite Index | $21,523
$40,000
$30,000
$20,000
$10,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Income Builder Fund (Class C) | $18,260	Bloomberg U.S. Aggregate Bond Index | $12,071	MSCI World Index | $30,490	Composite Index | $21,523
10/31/15	10,000	10,000	10,000	10,000
11/30/15	9,894.27	9,974	9,950	9,960
12/31/15	9,645.48	9,941	9,775	9,842
1/31/16	9,349.5	10,078	9,191	9,543
2/29/16	9,406.85	10,150	9,122	9,527
3/31/16	9,941.52	10,243	9,741	9,950
4/30/16	10,250.44	10,282	9,895	10,060
5/31/16	10,179.3	10,285	9,951	10,095
6/30/16	10,188.83	10,470	9,839	10,099
7/31/16	10,496.59	10,536	10,255	10,381
8/31/16	10,560.55	10,524	10,264	10,381
9/30/16	10,600.28	10,517	10,318	10,412
10/31/16	10,488.9	10,437	10,118	10,259
11/30/16	10,382.22	10,190	10,264	10,251
12/31/16	10,546.32	10,205	10,510	10,404
1/31/17	10,745.38	10,225	10,763	10,562
2/28/17	10,885.02	10,293	11,062	10,767
3/31/17	11,006.15	10,288	11,180	10,833
4/30/17	11,138.2	10,367	11,345	10,963
5/31/17	11,311.72	10,447	11,585	11,136
6/30/17	11,362.58	10,437	11,630	11,157
7/31/17	11,447.52	10,481	11,908	11,336
8/31/17	11,441.75	10,575	11,925	11,387
9/30/17	11,586.75	10,525	12,192	11,518
10/31/17	11,703.67	10,531	12,423	11,652
11/30/17	11,765.36	10,518	12,692	11,797
12/31/17	11,828.19	10,566	12,864	11,914
1/31/18	12,112.22	10,444	13,543	12,237
2/28/18	11,743.42	10,345	12,982	11,886
3/31/18	11,725.75	10,412	12,699	11,761
4/30/18	11,729.1	10,334	12,845	11,808
5/31/18	11,755.27	10,408	12,925	11,886
6/30/18	11,661.84	10,395	12,919	11,876
7/31/18	11,842.91	10,398	13,323	12,100
8/31/18	11,728.93	10,465	13,487	12,221
9/30/18	11,759.36	10,397	13,563	12,230
10/31/18	11,308.51	10,315	12,567	11,653
11/30/18	11,318.84	10,377	12,709	11,760
12/31/18	10,974.83	10,567	11,743	11,310
1/31/19	11,505.08	10,679	12,657	11,886
2/28/19	11,704.78	10,673	13,037	12,098
3/31/19	11,767.97	10,878	13,209	12,286
4/30/19	11,914.28	10,881	13,677	12,549
5/31/19	11,552.67	11,074	12,888	12,203
6/30/19	12,019.12	11,213	13,737	12,747
7/31/19	11,960.52	11,238	13,805	12,796
8/31/19	11,868.68	11,529	13,523	12,772
9/30/19	12,016.53	11,468	13,810	12,908
10/31/19	12,160.46	11,502	14,162	13,120
11/30/19	12,212.41	11,496	14,556	13,337
12/31/19	12,481.52	11,488	14,992	13,573
1/31/20	12,219.38	11,709	14,901	13,628
2/29/20	11,626.4	11,920	13,642	13,035
3/31/20	10,504.72	11,850	11,836	11,969
4/30/20	11,220.95	12,061	13,129	12,839
5/31/20	11,395.18	12,117	13,764	13,235
6/30/20	11,559.95	12,193	14,128	13,478
7/31/20	11,934.79	12,375	14,803	13,946
8/31/20	12,127.91	12,275	15,793	14,460
9/30/20	11,906.34	12,269	15,248	14,157
10/31/20	11,656.14	12,214	14,780	13,871
11/30/20	12,587.4	12,334	16,670	14,990
12/31/20	12,973.01	12,351	17,377	15,379
1/31/21	12,828.41	12,262	17,204	15,244
2/28/21	12,895.76	12,085	17,645	15,390
3/31/21	13,355.38	11,934	18,232	15,620
4/30/21	13,763.15	12,028	19,080	16,106
5/31/21	14,226.78	12,068	19,355	16,266
6/30/21	14,100.19	12,153	19,644	16,457
7/31/21	14,093.26	12,288	19,995	16,708
8/31/21	14,019.05	12,265	20,493	16,945
9/30/21	13,651.1	12,159	19,642	16,464
10/31/21	14,042.95	12,155	20,755	17,021
11/30/21	13,578.71	12,191	20,300	16,818
12/31/21	14,130.78	12,160	21,168	17,232
1/31/22	14,206.41	11,898	20,048	16,536
2/28/22	14,133.41	11,765	19,541	16,212
3/31/22	14,052.82	11,439	20,077	16,298
4/30/22	13,672.26	11,005	18,409	15,239
5/31/22	13,949.39	11,076	18,423	15,285
6/30/22	13,062.97	10,902	16,827	14,394
7/31/22	13,533.81	11,168	18,163	15,221
8/31/22	13,025.44	10,853	17,404	14,667
9/30/22	12,194.97	10,384	15,786	13,595
10/31/22	12,785.68	10,249	16,920	14,111
11/30/22	13,626.67	10,626	18,096	14,907
12/31/22	13,523.25	10,578	17,327	14,500
1/31/23	14,251.92	10,904	18,554	15,294
2/28/23	13,827.53	10,622	18,108	14,916
3/31/23	14,047.12	10,891	18,667	15,344
4/30/23	14,333.19	10,957	18,994	15,542
5/31/23	13,839.91	10,838	18,805	15,381
6/30/23	14,221.58	10,800	19,942	15,918
7/31/23	14,451.82	10,792	20,612	16,234
8/31/23	14,178.68	10,723	20,119	15,960
9/30/23	13,802.94	10,451	19,252	15,385
10/31/23	13,508.22	10,286	18,693	15,020
11/30/23	14,071.95	10,751	20,445	16,137
12/31/23	14,515.77	11,163	21,449	16,859
1/31/24	14,493.73	11,132	21,707	16,962
2/29/24	14,479.3	10,975	22,627	17,298
3/31/24	14,876.63	11,076	23,354	17,695
4/30/24	14,705.52	10,797	22,487	17,122
5/31/24	15,087.29	10,980	23,491	17,697
6/30/24	14,910.44	11,084	23,969	17,980
7/31/24	15,486.86	11,343	24,391	18,338
8/31/24	15,987.37	11,505	25,036	18,734
9/30/24	16,218.68	11,660	25,494	19,040
10/31/24	15,911.29	11,370	24,988	18,625
11/30/24	15,963.8	11,491	26,135	19,216
12/31/24	15,353.73	11,303	25,454	18,790
1/31/25	15,833.54	11,363	26,352	19,228
2/28/25	16,263.22	11,613	26,163	19,314
3/31/25	16,632.96	11,617	24,998	18,801
4/30/25	16,961.73	11,663	25,220	18,931
5/31/25	17,190.8	11,579	26,713	19,549
6/30/25	17,477.64	11,757	27,865	20,175
7/31/25	17,259.11	11,726	28,224	20,310
8/31/25	17,968.62	11,866	28,960	20,725
9/30/25	18,323.26	11,996	29,891	21,215
10/31/25	18,259.51	12,071	30,490	21,523

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	14.76%	9.39%	6.21%
Class C - with sales charge	13.76%	9.39%	6.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI World Index	22.02%	15.58%	11.79%
Composite Index	15.56%	9.18%	7.97%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,117,005,108
  Number of Portfolio Holdings247
  Portfolio Turnover Rate12.45%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold bullion.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2025

Annual Shareholder Report

Class C | FEBCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FEBIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.91%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class I Shares increased 15.90% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02%, the Bloomberg U.S. Aggregate Bond Index was up 6.16% and the composite index1 increased 15.56% over the same time period.

• The Fund's equity and bond holdings both contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to equity performance. Developed Europe and emerging markets were the leading equity contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• Consumer staples and financials were the largest contributors among equity sectors, while communication services and healthcare were the only detractors.

• Gold bullion was the leading contributor to performance. Our equity holding in Comcast Corp., Class A was the largest detractor.

1 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $1,000,000 Investment

First Eagle Global Income Builder Fund (Class I) | $2,021,864
Bloomberg U.S. Aggregate Bond Index | $1,207,072
MSCI World Index | $3,048,995
Composite Index | $2,152,280
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Income Builder Fund (Class I) | $2,021,864	Bloomberg U.S. Aggregate Bond Index | $1,207,072	MSCI World Index | $3,048,995	Composite Index | $2,152,280
10/31/15	1,000,000	1,000,000	1,000,000	1,000,000
11/30/15	991,190.27	997,358	995,024	995,958
12/31/15	967,131.86	994,135	977,534	984,167
1/31/16	938,292.44	1,007,816	919,054	954,258
2/29/16	943,854.23	1,014,965	912,214	952,704
3/31/16	998,351.1	1,024,277	974,116	994,990
4/30/16	1,031,167.74	1,028,209	989,530	1,005,965
5/31/16	1,024,900.35	1,028,473	995,088	1,009,458
6/30/16	1,026,716.61	1,046,952	983,937	1,009,926
7/31/16	1,058,605.31	1,053,571	1,025,507	1,038,081
8/31/16	1,065,013.62	1,052,366	1,026,360	1,038,124
9/30/16	1,069,903.64	1,051,750	1,031,811	1,041,189
10/31/16	1,059,565.52	1,043,705	1,011,843	1,025,914
11/30/16	1,049,681.03	1,019,017	1,026,392	1,025,058
12/31/16	1,067,198.72	1,020,455	1,050,952	1,040,353
1/31/17	1,089,259.72	1,022,457	1,076,317	1,056,235
2/28/17	1,103,293.44	1,029,329	1,106,178	1,076,657
3/31/17	1,117,509.33	1,028,789	1,117,961	1,083,312
4/30/17	1,130,876.26	1,036,728	1,134,514	1,096,280
5/31/17	1,150,466.76	1,044,708	1,158,514	1,113,570
6/30/17	1,155,625.79	1,043,657	1,162,972	1,115,692
7/31/17	1,165,244.61	1,048,148	1,190,804	1,133,634
8/31/17	1,166,645.67	1,057,549	1,192,481	1,138,659
9/30/17	1,182,353.26	1,052,512	1,219,246	1,151,823
10/31/17	1,194,225.62	1,053,122	1,242,287	1,165,151
11/30/17	1,202,513.92	1,051,770	1,269,205	1,179,700
12/31/17	1,208,941.3	1,056,597	1,286,369	1,191,438
1/31/18	1,240,062.26	1,044,429	1,354,289	1,223,694
2/28/18	1,203,275.51	1,034,528	1,298,185	1,188,638
3/31/18	1,201,471.34	1,041,163	1,269,889	1,176,142
4/30/18	1,202,828.4	1,033,419	1,284,481	1,180,752
5/31/18	1,206,549.97	1,040,794	1,292,530	1,188,562
6/30/18	1,198,959.82	1,039,514	1,291,914	1,187,637
7/31/18	1,218,608.39	1,039,761	1,332,265	1,210,007
8/31/18	1,206,917.85	1,046,452	1,348,749	1,222,104
9/30/18	1,211,052.68	1,039,713	1,356,259	1,223,039
10/31/18	1,166,658.89	1,031,497	1,256,672	1,165,290
11/30/18	1,168,702.26	1,037,654	1,270,947	1,176,015
12/31/18	1,134,188.27	1,056,718	1,174,307	1,131,004
1/31/19	1,188,902.54	1,067,939	1,265,675	1,188,607
2/28/19	1,210,474.04	1,067,321	1,303,734	1,209,776
3/31/19	1,218,025.73	1,087,815	1,320,857	1,228,602
4/30/19	1,235,246.17	1,088,094	1,367,694	1,254,867
5/31/19	1,198,837.3	1,107,409	1,288,777	1,220,333
6/30/19	1,248,158.19	1,121,316	1,373,701	1,274,712
7/31/19	1,242,002.17	1,123,782	1,380,505	1,279,622
8/31/19	1,234,690.38	1,152,902	1,352,268	1,277,180
9/30/19	1,251,153.21	1,146,761	1,381,045	1,290,767
10/31/19	1,266,946.94	1,150,215	1,416,189	1,312,030
11/30/19	1,273,471.64	1,149,630	1,455,630	1,333,687
12/31/19	1,302,824.72	1,148,828	1,499,238	1,357,288
1/31/20	1,275,415.31	1,170,937	1,490,113	1,362,780
2/29/20	1,215,638.36	1,192,012	1,364,161	1,303,477
3/31/20	1,098,467.14	1,184,998	1,183,624	1,196,906
4/30/20	1,175,377.22	1,206,062	1,312,928	1,283,869
5/31/20	1,194,547.03	1,211,678	1,376,353	1,323,473
6/30/20	1,211,785.27	1,219,310	1,412,759	1,347,812
7/31/20	1,252,005.67	1,237,523	1,480,348	1,394,554
8/31/20	1,274,369.45	1,227,534	1,579,256	1,445,957
9/30/20	1,252,386.87	1,226,861	1,524,773	1,415,709
10/31/20	1,227,139.61	1,221,383	1,478,001	1,387,124
11/30/20	1,325,919.91	1,233,367	1,666,980	1,498,985
12/31/20	1,366,970.46	1,235,067	1,737,655	1,537,942
1/31/21	1,353,550.34	1,226,212	1,720,385	1,524,360
2/28/21	1,362,060.17	1,208,504	1,764,469	1,538,992
3/31/21	1,410,735.98	1,193,414	1,823,176	1,562,028
4/30/21	1,456,121.6	1,202,842	1,908,027	1,610,582
5/31/21	1,505,134.48	1,206,772	1,935,513	1,626,608
6/30/21	1,493,176.36	1,215,251	1,964,361	1,645,726
7/31/21	1,494,544.71	1,228,839	1,999,549	1,670,774
8/31/21	1,488,121.84	1,226,499	2,049,314	1,694,451
9/30/21	1,448,581.85	1,215,880	1,964,226	1,646,371
10/31/21	1,492,418.91	1,215,545	2,075,480	1,702,140
11/30/21	1,444,282.42	1,219,141	2,030,000	1,681,775
12/31/21	1,504,950.22	1,216,021	2,116,763	1,723,181
1/31/22	1,513,671.68	1,189,823	2,004,763	1,653,626
2/28/22	1,506,464.09	1,176,549	1,954,060	1,621,154
3/31/22	1,500,582.79	1,143,863	2,007,686	1,629,832
4/30/22	1,460,726.57	1,100,455	1,840,901	1,523,855
5/31/22	1,491,895.35	1,107,551	1,842,295	1,528,478
6/30/22	1,398,437.41	1,090,175	1,682,712	1,439,446
7/31/22	1,449,216.96	1,116,813	1,816,313	1,522,087
8/31/22	1,396,858.42	1,085,256	1,740,377	1,466,703
9/30/22	1,307,909.13	1,038,366	1,578,592	1,359,547
10/31/22	1,373,298.18	1,024,917	1,691,955	1,411,084
11/30/22	1,464,673.44	1,062,609	1,809,597	1,490,709
12/31/22	1,454,778.44	1,057,816	1,732,749	1,450,035
1/31/23	1,533,977.26	1,090,358	1,855,351	1,529,438
2/28/23	1,490,386.46	1,062,167	1,810,751	1,491,561
3/31/23	1,515,397.88	1,089,148	1,866,703	1,534,370
4/30/23	1,547,768.61	1,095,749	1,899,425	1,554,228
5/31/23	1,494,979.05	1,083,818	1,880,463	1,538,149
6/30/23	1,537,800.31	1,079,952	1,994,189	1,591,769
7/31/23	1,564,067.27	1,079,200	2,061,179	1,623,408
8/31/23	1,536,546.58	1,072,306	2,011,946	1,595,995
9/30/23	1,496,400.63	1,045,057	1,925,154	1,538,463
10/31/23	1,465,182.28	1,028,565	1,869,294	1,501,967
11/30/23	1,528,305.88	1,075,145	2,044,545	1,613,662
12/31/23	1,577,154.22	1,116,300	2,144,920	1,685,903
1/31/24	1,576,862.94	1,113,235	2,170,660	1,696,190
2/29/24	1,576,646.84	1,097,507	2,262,691	1,729,753
3/31/24	1,620,514.17	1,107,641	2,335,402	1,769,493
4/30/24	1,602,988.64	1,079,664	2,248,654	1,712,179
5/31/24	1,646,477.87	1,097,968	2,349,061	1,769,661
6/30/24	1,629,556.16	1,108,362	2,396,860	1,797,968
7/31/24	1,693,359.11	1,134,250	2,439,098	1,833,777
8/31/24	1,748,888.9	1,150,549	2,503,565	1,873,398
9/30/24	1,775,911.16	1,165,955	2,549,415	1,904,017
10/31/24	1,744,428.29	1,137,040	2,498,842	1,862,468
11/30/24	1,751,866.82	1,149,062	2,613,506	1,921,622
12/31/24	1,685,663.2	1,130,257	2,545,396	1,878,995
1/31/25	1,740,140.92	1,136,253	2,635,220	1,922,767
2/28/25	1,787,901.65	1,161,253	2,616,253	1,931,386
3/31/25	1,830,567.72	1,161,690	2,499,776	1,880,084
4/30/25	1,868,662.57	1,166,255	2,521,992	1,893,065
5/31/25	1,894,482.4	1,157,905	2,671,273	1,954,876
6/30/25	1,928,057.52	1,175,709	2,786,547	2,017,514
7/31/25	1,906,657.67	1,172,608	2,822,417	2,030,968
8/31/25	1,986,244.17	1,186,633	2,896,041	2,072,472
9/30/25	2,027,525.94	1,199,578	2,989,137	2,121,488
10/31/25	2,021,864.39	1,207,072	3,048,995	2,152,280

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class I	15.90%	10.50%	7.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI World Index	22.02%	15.58%	11.79%
Composite Index	15.56%	9.18%	7.97%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,117,005,108
  Number of Portfolio Holdings247
  Portfolio Turnover Rate12.45%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold bullion.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2025

Annual Shareholder Report

Class I | FEBIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEBRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Income Builder Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$90	0.83%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Income Builder Fund Class R6 Shares increased 16.01% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02%, the Bloomberg U.S. Aggregate Bond Index was up 6.16% and the composite index1 increased 15.56% over the same time period.

• The Fund's equity and bond holdings both contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to equity performance. Developed Europe and emerging markets were the leading equity contributors by region, while Japan and developed Asia excluding Japan were the weakest performing regions.

• Consumer staples and financials were the largest contributors among equity sectors, while communication services and healthcare were the only detractors.

• Gold bullion was the leading contributor to performance. Our equity holding in Comcast Corp., Class A was the largest detractor.

1 The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index.

Total Return Based on a $10,000 Investment

First Eagle Global Income Builder Fund (Class R6) | $18,317
Bloomberg U.S. Aggregate Bond Index | $11,727
MSCI World Index | $27,563
Composite Index | $19,990
$30,000
$20,000
$10,000
$0
3/1/17
3/31/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Global Income Builder Fund (Class R6) | $18,317	Bloomberg U.S. Aggregate Bond Index | $11,727	MSCI World Index | $27,563	Composite Index | $19,990
3/1/17	10,000	10,000	10,000	10,000
3/31/17	10,073.79	9,995	10,107	10,062
4/30/17	10,203.47	10,072	10,256	10,182
5/31/17	10,371.68	10,149	10,473	10,343
6/30/17	10,427.39	10,139	10,513	10,363
7/31/17	10,514.48	10,183	10,765	10,529
8/31/17	10,518.63	10,274	10,780	10,576
9/30/17	10,660.91	10,225	11,022	10,698
10/31/17	10,768.37	10,231	11,230	10,822
11/30/17	10,843.56	10,218	11,474	10,957
12/31/17	10,910.95	10,265	11,629	11,066
1/31/18	11,183.18	10,147	12,243	11,366
2/28/18	10,851.53	10,051	11,736	11,040
3/31/18	10,844.68	10,115	11,480	10,924
4/30/18	10,848.25	10,040	11,612	10,967
5/31/18	10,891.33	10,111	11,685	11,039
6/30/18	10,814.07	10,099	11,679	11,031
7/31/18	10,991.68	10,101	12,044	11,239
8/31/18	10,895.76	10,166	12,193	11,351
9/30/18	10,924.39	10,101	12,261	11,360
10/31/18	10,523.77	10,021	11,360	10,823
11/30/18	10,542.53	10,081	11,490	10,923
12/31/18	10,231.25	10,266	10,616	10,505
1/31/19	10,725.56	10,375	11,442	11,040
2/28/19	10,929.81	10,369	11,786	11,236
3/31/19	10,988.97	10,568	11,941	11,411
4/30/19	11,144.69	10,571	12,364	11,655
5/31/19	10,815.64	10,759	11,651	11,334
6/30/19	11,260.88	10,894	12,418	11,840
7/31/19	11,214.8	10,918	12,480	11,885
8/31/19	11,139.51	11,201	12,225	11,862
9/30/19	11,288.3	11,141	12,485	11,989
10/31/19	11,430.53	11,174	12,803	12,186
11/30/19	11,488.78	11,169	13,159	12,387
12/31/19	11,753.97	11,161	13,553	12,607
1/31/20	11,516.13	11,376	13,471	12,658
2/29/20	10,966.44	11,580	12,332	12,107
3/31/20	9,908.05	11,512	10,700	11,117
4/30/20	10,602.03	11,717	11,869	11,925
5/31/20	10,775.16	11,772	12,442	12,292
6/30/20	10,940.72	11,846	12,772	12,518
7/31/20	11,294.88	12,023	13,383	12,953
8/31/20	11,497.25	11,926	14,277	13,430
9/30/20	11,298.98	11,919	13,784	13,149
10/31/20	11,071.28	11,866	13,361	12,884
11/30/20	11,963.72	11,982	15,070	13,923
12/31/20	12,344.76	11,999	15,709	14,284
1/31/21	12,214.3	11,913	15,553	14,158
2/28/21	12,291.56	11,741	15,951	14,294
3/31/21	12,731.67	11,594	16,482	14,508
4/30/21	13,142.09	11,686	17,249	14,959
5/31/21	13,595.2	11,724	17,497	15,108
6/30/21	13,477.85	11,806	17,758	15,286
7/31/21	13,490.75	11,938	18,076	15,518
8/31/21	13,434.32	11,916	18,526	15,738
9/30/21	13,079.19	11,812	17,757	15,292
10/31/21	13,475.52	11,809	18,763	15,809
11/30/21	13,041.28	11,844	18,351	15,620
12/31/21	13,592.23	11,814	19,136	16,005
1/31/22	13,671.87	11,559	18,123	15,359
2/28/22	13,607.37	11,430	17,665	15,057
3/31/22	13,555.11	11,113	18,150	15,138
4/30/22	13,195.24	10,691	16,642	14,154
5/31/22	13,477.84	10,760	16,655	14,197
6/30/22	12,632.77	10,591	15,212	13,370
7/31/22	13,103.55	10,850	16,420	14,137
8/31/22	12,619.62	10,543	15,733	13,623
9/30/22	11,825.91	10,088	14,271	12,627
10/31/22	12,418.18	9,957	15,296	13,106
11/30/22	13,235.09	10,323	16,359	13,846
12/31/22	13,146.22	10,277	15,664	13,468
1/31/23	13,863.73	10,593	16,773	14,205
2/28/23	13,469.89	10,319	16,369	13,854
3/31/23	13,697.05	10,581	16,875	14,251
4/30/23	13,990.75	10,645	17,171	14,436
5/31/23	13,513.67	10,529	17,000	14,286
6/30/23	13,902.2	10,492	18,028	14,784
7/31/23	14,140.88	10,484	18,633	15,078
8/31/23	13,892.62	10,418	18,188	14,824
9/30/23	13,529.99	10,153	17,404	14,289
10/31/23	13,248.12	9,993	16,899	13,950
11/30/23	13,820.68	10,445	18,483	14,988
12/31/23	14,264.02	10,845	19,390	15,659
1/31/24	14,262.27	10,815	19,623	15,754
2/29/24	14,261.18	10,662	20,455	16,066
3/31/24	14,659.52	10,761	21,112	16,435
4/30/24	14,501.65	10,489	20,328	15,903
5/31/24	14,896.6	10,667	21,236	16,437
6/30/24	14,744.15	10,768	21,668	16,700
7/31/24	15,323.26	11,019	22,050	17,032
8/31/24	15,827.45	11,178	22,633	17,400
9/30/24	16,073.26	11,327	23,047	17,685
10/31/24	15,788.81	11,046	22,590	17,299
11/30/24	15,857.16	11,163	23,626	17,848
12/31/24	15,258	10,981	23,011	17,452
1/31/25	15,752.85	11,039	23,823	17,859
2/28/25	16,186.87	11,282	23,651	17,939
3/31/25	16,574.85	11,286	22,598	17,462
4/30/25	16,921.36	11,330	22,799	17,583
5/31/25	17,156.39	11,249	24,149	18,157
6/30/25	17,461.72	11,422	25,191	18,739
7/31/25	17,268.54	11,392	25,515	18,864
8/31/25	17,991.48	11,528	26,181	19,249
9/30/25	18,355.16	11,654	27,022	19,704
10/31/25	18,317.09	11,727	27,563	19,990

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	16.01%	10.59%	7.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
MSCI World Index	22.02%	15.58%	12.41%
Composite Index	15.56%	9.18%	8.32%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$2,117,005,108
  Number of Portfolio Holdings247
  Portfolio Turnover Rate12.45%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (3.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold bullion.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Income Builder Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FEBRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FEFAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$97	0.90%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class A Shares1 increased 15.98% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor by region, while developed Europe was the weakest performing region.

• Information technology and communication services were the largest contributors among equity sectors, while healthcare and real estate were the only detractors.

• Alphabet Inc., Class A was the leading contributor to performance. UnitedHealth Group, Inc. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Rising Dividend Fund (Class A) | $19,508
S&P 500 Index | $20,535
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Rising Dividend Fund (Class A) | $19,508	S&P 500 Index | $20,535
10/31/15	9,500.92	10,000
11/30/15	9,628.34	10,134
12/31/15	9,519.68	10,019
1/31/16	8,708.16	9,166
2/29/16	8,798.33	9,260
3/31/16	9,221.85	9,706
4/30/16	9,071.57	9,547
5/31/16	9,118.02	9,596
6/30/16	8,855.71	9,320
7/31/16	9,317.48	9,806
8/31/16	9,426.78	9,921
9/30/16	9,459.57	9,956
10/31/16	8,997.79	9,470
11/30/16	9,336.61	9,826
12/31/16	9,332.51	9,822
1/31/17	9,652.82	10,159
2/28/17	9,932.35	10,454
3/31/17	10,034.27	10,561
4/30/17	10,313.81	10,856
5/31/17	10,144.92	10,678
6/30/17	10,273.04	10,812
7/31/17	10,366.22	10,911
8/31/17	10,398.25	10,945
9/30/17	10,986.45	11,564
10/31/17	11,117.48	11,702
11/30/17	11,196.1	11,785
12/31/17	11,365.06	11,963
1/31/18	11,724.64	12,342
2/28/18	11,288.01	11,883
3/31/18	11,027.96	11,608
4/30/18	10,992.65	11,571
5/31/18	11,326.54	11,923
6/30/18	11,121.07	11,707
7/31/18	11,182.07	11,771
8/31/18	11,236.65	11,829
9/30/18	11,047.23	11,629
10/31/18	9,801.57	10,317
11/30/18	9,849.72	10,368
12/31/18	8,655.08	9,110
1/31/19	9,755.41	10,268
2/28/19	10,277.66	10,818
3/31/19	10,269.69	10,809
4/30/19	10,465.04	11,014
5/31/19	9,655.74	10,163
6/30/19	10,484.97	11,036
7/31/19	10,736.13	11,301
8/31/19	10,417.19	10,965
9/30/19	10,584.64	11,142
10/31/19	10,544.77	11,099
11/30/19	10,927.49	11,502
12/31/19	11,106.09	11,690
1/31/20	11,041.74	11,622
2/29/20	10,575.13	11,130
3/31/20	8,471.36	8,917
4/30/20	9,352.29	9,844
5/31/20	9,863.15	10,381
6/30/20	10,048.18	10,577
7/31/20	10,494.68	11,046
8/31/20	10,691.78	11,254
9/30/20	10,587.19	11,143
10/31/20	10,394.11	10,941
11/30/20	11,439.96	12,041
12/31/20	11,933.92	12,562
1/31/21	11,601.1	12,211
2/28/21	11,910.15	12,536
3/31/21	12,480.69	13,136
4/30/21	13,216.56	13,911
5/31/21	13,373.56	14,077
6/30/21	13,568.62	14,282
7/31/21	13,949.94	14,684
8/31/21	14,159.42	14,904
9/30/21	13,454.78	14,162
10/31/21	14,196.42	14,942
11/30/21	13,891.53	14,621
12/31/21	14,354.88	15,109
1/31/22	13,545.09	14,257
2/28/22	12,648.96	13,313
3/31/22	12,988.4	13,670
4/30/22	12,058.71	12,691
5/31/22	12,107.64	12,743
6/30/22	11,234.5	11,824
7/31/22	12,078.99	12,714
8/31/22	11,615.88	12,227
9/30/22	10,437.95	10,987
10/31/22	11,082.14	11,665
11/30/22	12,004.74	12,637
12/31/22	11,583.96	12,193
1/31/23	12,289.41	12,936
2/28/23	11,981.47	12,611
3/31/23	12,399.71	13,051
4/30/23	12,809.48	13,482
5/31/23	12,635.47	13,298
6/30/23	13,453.32	14,159
7/31/23	14,067.4	14,804
8/31/23	13,723.74	14,443
9/30/23	13,109.67	13,798
10/31/23	12,651.96	13,316
11/30/23	13,589.98	14,303
12/31/23	14,179.63	14,923
1/31/24	14,410.89	15,167
2/29/24	14,575.2	15,340
3/31/24	15,127.79	15,921
4/30/24	14,498.48	15,259
5/31/24	15,188.89	15,985
6/30/24	15,599.47	16,417
7/31/24	16,114.14	16,958
8/31/24	16,671.7	17,545
9/30/24	17,171.05	18,071
10/31/24	16,820.99	17,703
11/30/24	17,232.46	18,136
12/31/24	16,209.18	17,059
1/31/25	16,942.2	17,830
2/28/25	16,980.44	17,871
3/31/25	16,606.94	17,478
4/30/25	16,159.48	17,008
5/31/25	16,651.68	17,527
6/30/25	17,612.42	18,538
7/31/25	17,882	18,822
8/31/25	18,600.87	19,578
9/30/25	19,321.67	20,338
10/31/25	19,508.2	20,535

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	15.98%	13.42%	7.46%
Class A - with sales charge	10.18%	12.26%	6.91%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$448,997,226
  Number of Portfolio Holdings37
  Portfolio Turnover Rate12.52%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2025

Annual Shareholder Report

Class A | FEFAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FEAMX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$178	1.65%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class C Shares1 increased 15.16% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor by region, while developed Europe was the weakest performing region.

• Information technology and communication services were the largest contributors among equity sectors, while healthcare and real estate were the only detractors.

• Alphabet Inc., Class A was the leading contributor to performance. UnitedHealth Group, Inc. was the largest detractor.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Rising Dividend Fund (Class C) | $19,052
S&P 500 Index | $20,535
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Rising Dividend Fund (Class C) | $19,052	S&P 500 Index | $20,535
10/31/15	9,999.99	10,000
11/30/15	10,129.69	10,134
12/31/15	10,010.13	10,019
1/31/16	9,149.86	9,166
2/29/16	9,239.33	9,260
3/31/16	9,679.79	9,706
4/30/16	9,511.17	9,547
5/31/16	9,555.91	9,596
6/30/16	9,277.18	9,320
7/31/16	9,755.49	9,806
8/31/16	9,862.16	9,921
9/30/16	9,889.69	9,956
10/31/16	9,401.06	9,470
11/30/16	9,748.61	9,826
12/31/16	9,738.76	9,822
1/31/17	10,065.11	10,159
2/28/17	10,350.67	10,454
3/31/17	10,447.1	10,561
4/30/17	10,732.66	10,856
5/31/17	10,550.94	10,678
6/30/17	10,677.03	10,812
7/31/17	10,769.75	10,911
8/31/17	10,792	10,945
9/30/17	11,396.5	11,564
10/31/17	11,526.3	11,702
11/30/17	11,600.47	11,785
12/31/17	11,767.02	11,963
1/31/18	12,131.33	12,342
2/28/18	11,674.89	11,883
3/31/18	11,398.51	11,608
4/30/18	11,356.64	11,571
5/31/18	11,695.83	11,923
6/30/18	11,473.89	11,707
7/31/18	11,528.33	11,771
8/31/18	11,578.58	11,829
9/30/18	11,377.57	11,629
10/31/18	10,087.81	10,317
11/30/18	10,129.68	10,368
12/31/18	8,897.17	9,110
1/31/19	10,020.44	10,268
2/28/19	10,554.27	10,818
3/31/19	10,537.58	10,809
4/30/19	10,726.65	11,014
5/31/19	9,892.54	10,163
6/30/19	10,737.77	11,036
7/31/19	10,988	11,301
8/31/19	10,654.36	10,965
9/30/19	10,821.18	11,142
10/31/19	10,771.13	11,099
11/30/19	11,160.39	11,502
12/31/19	11,336.03	11,690
1/31/20	11,257.27	11,622
2/29/20	10,779.07	11,130
3/31/20	8,624.38	8,917
4/30/20	9,518.89	9,844
5/31/20	10,030.84	10,381
6/30/20	10,216.49	10,577
7/31/20	10,660.93	11,046
8/31/20	10,857.83	11,254
9/30/20	10,745.32	11,143
10/31/20	10,542.79	10,941
11/30/20	11,594.82	12,041
12/31/20	12,087.36	12,562
1/31/21	11,737.31	12,211
2/28/21	12,044.5	12,536
3/31/21	12,616	13,136
4/30/21	13,351.82	13,911
5/31/21	13,501.84	14,077
6/30/21	13,687.58	14,282
7/31/21	14,066.2	14,684
8/31/21	14,266.23	14,904
9/30/21	13,551.85	14,162
10/31/21	14,287.66	14,942
11/30/21	13,973.33	14,621
12/31/21	14,431.32	15,109
1/31/22	13,609.67	14,257
2/28/22	12,700.61	13,313
3/31/22	13,032.77	13,670
4/30/22	12,088.75	12,691
5/31/22	12,132.45	12,743
6/30/22	11,251.37	11,824
7/31/22	12,091.94	12,714
8/31/22	11,619.12	12,227
9/30/22	10,432.69	10,987
10/31/22	11,072.68	11,665
11/30/22	11,984.45	12,637
12/31/22	11,560.14	12,193
1/31/23	12,253.02	12,936
2/28/23	11,943.05	12,611
3/31/23	12,346.01	13,051
4/30/23	12,748.1	13,482
5/31/23	12,565.33	13,298
6/30/23	13,371.34	14,159
7/31/23	13,977.04	14,804
8/31/23	13,628.31	14,443
9/30/23	13,007	13,798
10/31/23	12,546.74	13,316
11/30/23	13,467.27	14,303
12/31/23	14,034.72	14,923
1/31/24	14,253.36	15,167
2/29/24	14,409.53	15,340
3/31/24	14,955.1	15,921
4/30/24	14,316.71	15,259
5/31/24	14,996.96	15,985
6/30/24	15,381.05	16,417
7/31/24	15,885	16,958
8/31/24	16,430.95	17,545
9/30/24	16,902.36	18,071
10/31/24	16,544.53	17,703
11/30/24	16,944.46	18,136
12/31/24	15,925.83	17,059
1/31/25	16,644.12	17,830
2/28/25	16,666.57	17,871
3/31/25	16,287.22	17,478
4/30/25	15,836.68	17,008
5/31/25	16,309.75	17,527
6/30/25	17,246.89	18,538
7/31/25	17,496.19	18,822
8/31/25	18,187.43	19,578
9/30/25	18,882.07	20,338
10/31/25	19,052.48	20,535

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	15.16%	12.56%	6.66%
Class C - with sales charge	14.16%	12.56%	6.66%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$448,997,226
  Number of Portfolio Holdings37
  Portfolio Turnover Rate12.52%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2025

Annual Shareholder Report

Class C | FEAMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FEAIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$70	0.65%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class I Shares increased 16.28% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor by region, while developed Europe was the weakest performing region.

• Information technology and communication services were the largest contributors among equity sectors, while healthcare and real estate were the only detractors.

• Alphabet Inc., Class A was the leading contributor to performance. UnitedHealth Group, Inc. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Rising Dividend Fund (Class I) | $2,111,364
S&P 500 Index | $3,919,570
$4,000,000
$3,000,000
$2,000,000
$1,000,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Rising Dividend Fund (Class I) | $2,111,364	S&P 500 Index | $3,919,570
10/31/15	999,999.99	1,000,000
11/30/15	1,013,930.61	1,002,974
12/31/15	1,002,872.33	987,155
1/31/16	917,233.79	938,168
2/29/16	927,093.49	936,903
3/31/16	972,166.41	1,000,460
4/30/16	956,390.89	1,004,339
5/31/16	961,743.29	1,022,375
6/30/16	934,136.13	1,025,024
7/31/16	983,434.63	1,062,815
8/31/16	994,984.57	1,064,307
9/30/16	998,646.74	1,064,509
10/31/16	949,911.65	1,045,091
11/30/16	985,969.98	1,083,796
12/31/16	985,781.7	1,105,218
1/31/17	1,020,064.53	1,126,180
2/28/17	1,049,535.73	1,170,896
3/31/17	1,060,662.61	1,172,262
4/30/17	1,090,434.54	1,184,301
5/31/17	1,072,992.4	1,200,967
6/30/17	1,086,825.82	1,208,463
7/31/17	1,097,050.53	1,233,313
8/31/17	1,100,659.25	1,237,088
9/30/17	1,163,210.37	1,262,607
10/31/17	1,177,043.79	1,292,070
11/30/17	1,186,065.59	1,331,698
12/31/17	1,204,083.42	1,346,504
1/31/18	1,242,465.85	1,423,597
2/28/18	1,196,473.11	1,371,127
3/31/18	1,169,340.7	1,336,283
4/30/18	1,165,700.99	1,341,410
5/31/18	1,201,436.35	1,373,714
6/30/18	1,179,928.96	1,382,169
7/31/18	1,186,546.62	1,433,604
8/31/18	1,193,164.28	1,480,319
9/30/18	1,172,980.41	1,488,745
10/31/18	1,041,288.96	1,386,989
11/30/18	1,046,583.09	1,415,253
12/31/18	919,807.83	1,287,469
1/31/19	1,036,874.28	1,390,641
2/28/19	1,092,756.17	1,435,292
3/31/19	1,091,940.38	1,463,183
4/30/19	1,112,743.13	1,522,426
5/31/19	1,027,084.75	1,425,679
6/30/19	1,115,598.4	1,526,156
7/31/19	1,142,927.51	1,548,090
8/31/19	1,109,072.05	1,523,567
9/30/19	1,127,427.42	1,552,074
10/31/19	1,123,348.45	1,585,691
11/30/19	1,164,546.05	1,643,250
12/31/19	1,184,204.43	1,692,847
1/31/20	1,177,597.99	1,692,183
2/29/20	1,128,049.68	1,552,884
3/31/20	903,843.62	1,361,083
4/30/20	997,985.39	1,535,565
5/31/20	1,052,901.43	1,608,701
6/30/20	1,073,133.65	1,640,694
7/31/20	1,121,030.34	1,733,205
8/31/20	1,142,501.27	1,857,788
9/30/20	1,131,352.9	1,787,198
10/31/20	1,111,120.68	1,739,670
11/30/20	1,223,017.26	1,930,101
12/31/20	1,276,193.18	2,004,310
1/31/21	1,240,702.85	1,984,075
2/28/21	1,273,762.33	2,038,786
3/31/21	1,335,505.78	2,128,076
4/30/21	1,414,479.49	2,241,648
5/31/21	1,431,515.55	2,257,305
6/30/21	1,452,445.56	2,310,001
7/31/21	1,493,763.46	2,364,875
8/31/21	1,516,669.45	2,436,781
9/30/21	1,441,128.4	2,323,447
10/31/21	1,520,937.13	2,486,231
11/30/21	1,488,732.49	2,469,004
12/31/21	1,538,710.87	2,579,656
1/31/22	1,452,180.08	2,446,166
2/28/22	1,356,474.5	2,372,924
3/31/22	1,392,820.48	2,461,030
4/30/22	1,293,649.89	2,246,424
5/31/22	1,298,636.12	2,250,545
6/30/22	1,205,449.02	2,064,776
7/31/22	1,297,107.58	2,255,158
8/31/22	1,247,112	2,163,188
9/30/22	1,121,067.58	1,963,962
10/31/22	1,190,681.81	2,122,967
11/30/22	1,289,812.48	2,241,607
12/31/22	1,244,832.77	2,112,458
1/31/23	1,320,744.17	2,245,192
2/28/23	1,288,210.71	2,190,411
3/31/23	1,333,358.02	2,270,831
4/30/23	1,378,013.2	2,306,275
5/31/23	1,359,120.63	2,316,299
6/30/23	1,447,343.25	2,469,349
7/31/23	1,514,019.91	2,548,677
8/31/23	1,477,232.79	2,508,098
9/30/23	1,411,475.8	2,388,517
10/31/23	1,362,446.19	2,338,295
11/30/23	1,463,966.32	2,551,841
12/31/23	1,527,256.17	2,667,773
1/31/24	1,552,638.22	2,712,603
2/29/24	1,571,210.45	2,857,444
3/31/24	1,630,827.3	2,949,381
4/30/24	1,563,057.5	2,828,915
5/31/24	1,638,288.19	2,969,185
6/30/24	1,682,307.47	3,075,726
7/31/24	1,739,070.54	3,113,165
8/31/24	1,799,576.22	3,188,680
9/30/24	1,853,345.18	3,256,781
10/31/24	1,815,815.41	3,227,247
11/30/24	1,860,851.14	3,416,690
12/31/24	1,750,184.15	3,335,242
1/31/25	1,829,914.76	3,428,120
2/28/25	1,835,100.49	3,383,389
3/31/25	1,794,327.68	3,192,755
4/30/25	1,746,201.46	3,171,105
5/31/25	1,800,180.87	3,370,709
6/30/25	1,904,172.53	3,542,119
7/31/25	1,934,221.23	3,621,614
8/31/25	2,011,955.88	3,695,030
9/30/25	2,091,062.33	3,829,899
10/31/25	2,111,363.91	3,919,570

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class I	16.28%	13.70%	7.76%
S&P 500 Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$448,997,226
  Number of Portfolio Holdings37
  Portfolio Turnover Rate12.52%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2025

Annual Shareholder Report

Class I | FEAIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEFRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Rising Dividend Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$68	0.63%

How Did the Fund Perform Last Year?

The NAV of First Eagle Rising Dividend Fund Class R6 Shares increased 16.33% in the 12-month period ended October 31, 2025. The S&P 500 Index increased 21.45% for the same period.

• All geographic regions contributed to performance. North America was the leading contributor by region, while developed Europe was the weakest performing region.

• Information technology and communication services were the largest contributors among equity sectors, while healthcare and real estate were the only detractors.

• Alphabet Inc., Class A was the leading contributor to performance. UnitedHealth Group, Inc. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Rising Dividend Fund (Class R6) | $19,840
S&P 500 Index | $33,475
$40,000
$30,000
$20,000
$10,000
$0
3/1/17
3/31/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle Rising Dividend Fund (Class R6) | $19,840	S&P 500 Index | $33,475
3/1/17	10,000	10,000
3/31/17	9,952.03	10,012
4/30/17	10,234.2	10,114
5/31/17	10,070.54	10,257
6/30/17	10,200.34	10,321
7/31/17	10,296.27	10,533
8/31/17	10,327.31	10,565
9/30/17	10,914.22	10,783
10/31/17	11,046.84	11,035
11/30/17	11,128.67	11,373
12/31/17	11,297.77	11,500
1/31/18	11,658.01	12,158
2/28/18	11,229.45	11,710
3/31/18	10,974.8	11,412
4/30/18	10,940.64	11,456
5/31/18	11,276.03	11,732
6/30/18	11,074.18	11,804
7/31/18	11,136.29	12,244
8/31/18	11,195.29	12,643
9/30/18	11,008.96	12,715
10/31/18	9,772.98	11,846
11/30/18	9,822.67	12,087
12/31/18	8,636.65	10,996
1/31/19	9,739.2	11,877
2/28/19	10,259.84	12,258
3/31/19	10,256.02	12,496
4/30/19	10,455.09	13,002
5/31/19	9,651.14	12,176
6/30/19	10,481.89	13,034
7/31/19	10,738.38	13,221
8/31/19	10,420.63	13,012
9/30/19	10,589.08	13,255
10/31/19	10,554.62	13,543
11/30/19	10,941.28	14,034
12/31/19	11,121.19	14,458
1/31/20	11,059.17	14,452
2/29/20	10,597.89	13,262
3/31/20	8,489.16	11,624
4/30/20	9,376.84	13,114
5/31/20	9,892.39	13,739
6/30/20	10,078.46	14,012
7/31/20	10,531.99	14,802
8/31/20	10,733.56	15,866
9/30/20	10,628.9	15,264
10/31/20	10,435.08	14,858
11/30/20	11,489.44	16,484
12/31/20	11,989.27	17,118
1/31/21	11,655.85	16,945
2/28/21	11,966.43	17,412
3/31/21	12,546.48	18,175
4/30/21	13,288.41	19,145
5/31/21	13,443.89	19,278
6/30/21	13,645.09	19,728
7/31/21	14,033.26	20,197
8/31/21	14,248.45	20,811
9/30/21	13,538.77	19,843
10/31/21	14,288.55	21,234
11/30/21	13,986	21,086
12/31/21	14,455.53	22,031
1/31/22	13,642.6	20,891
2/28/22	12,743.49	20,266
3/31/22	13,084.94	21,018
4/30/22	12,148.07	19,186
5/31/22	12,200.12	19,221
6/30/22	11,324.67	17,634
7/31/22	12,185.76	19,260
8/31/22	11,716.07	18,475
9/30/22	10,531.94	16,773
10/31/22	11,180.7	18,131
11/30/22	12,117.22	19,144
12/31/22	11,694.65	18,041
1/31/23	12,407.81	19,175
2/28/23	12,102.17	18,707
3/31/23	12,526.32	19,394
4/30/23	12,945.83	19,697
5/31/23	12,768.35	19,782
6/30/23	13,597.15	21,089
7/31/23	14,223.55	21,767
8/31/23	13,877.95	21,420
9/30/23	13,260.2	20,399
10/31/23	12,799.58	19,970
11/30/23	13,753.32	21,794
12/31/23	14,348.47	22,784
1/31/24	14,586.93	23,167
2/29/24	14,755.6	24,404
3/31/24	15,322.1	25,189
4/30/24	14,685.38	24,160
5/31/24	15,386.35	25,358
6/30/24	15,805.77	26,268
7/31/24	16,333.21	26,588
8/31/24	16,901.68	27,233
9/30/24	17,412.72	27,814
10/31/24	17,054.24	27,562
11/30/24	17,483.24	29,180
12/31/24	16,443.49	28,485
1/31/25	17,192.58	29,278
2/28/25	17,235.21	28,896
3/31/25	16,858.23	27,268
4/30/25	16,406.07	27,083
5/31/25	16,907.12	28,787
6/30/25	17,890.26	30,251
7/31/25	18,172.57	30,930
8/31/25	18,902.91	31,557
9/30/25	19,643.09	32,709
10/31/25	19,840.01	33,475

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	16.33%	13.71%	8.22%
S&P 500 Index	21.45%	17.64%	14.96%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$448,997,226
  Number of Portfolio Holdings37
  Portfolio Turnover Rate12.52%
  Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (1.1% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

First Eagle Rising Dividend Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FEFRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FESAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$132	1.24%

How Did the Fund Perform Last Year?

The NAV of First Eagle Small Cap Opportunity Fund Class A Shares1 increased 12.80% in the 12-month period ended October 31, 2025. The Russell 2000® Index increased 14.41%, Russell 2000® Value Index increased 9.87% and the S&P 500 increased 21.45% for the same period.

• Industrials, information technology and materials were the largest contributors among equity sectors; communication services, consumer discretionary and real estate were the leading detractors.

• TTM Technologies, Inc. was the leading contributor to performance. Tronox Holdings plc, Class A was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Small Cap Opportunity Fund (Class A) | $10,989
S&P 500 Index | $16,968
Russell 2000® Value Index | $11,725
Russell 2000® Index | $11,392
$20,000
$15,000
$10,000
$5,000
$0
7/1/21
7/31/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
10/31/24
4/30/25
10/31/25

	First Eagle Small Cap Opportunity Fund (Class A) | $10,989	S&P 500 Index | $16,968	Russell 2000® Value Index | $11,725	Russell 2000® Index | $11,392
7/1/21	9,502.35	10,000	10,000	10,000
7/31/21	9,211.27	10,238	9,642	9,639
8/31/21	9,183.1	10,549	9,900	9,855
9/30/21	8,901.41	10,058	9,702	9,564
10/31/21	9,164.32	10,763	10,072	9,971
11/30/21	8,882.63	10,688	9,728	9,555
12/31/21	9,286.38	11,167	10,124	9,769
1/31/22	8,788.73	10,589	9,534	8,828
2/28/22	9,136.15	10,272	9,692	8,923
3/31/22	9,211.27	10,654	9,882	9,034
4/30/22	8,441.31	9,725	9,115	8,138
5/31/22	8,582.16	9,743	9,290	8,151
6/30/22	7,539.91	8,938	8,372	7,480
7/31/22	8,403.76	9,763	9,182	8,261
8/31/22	8,103.29	9,364	8,892	8,092
9/30/22	7,117.37	8,502	7,986	7,317
10/31/22	7,953.05	9,190	8,991	8,122
11/30/22	8,347.42	9,704	9,266	8,312
12/31/22	7,962.44	9,145	8,658	7,772
1/31/23	8,957.75	9,719	9,484	8,530
2/28/23	8,882.63	9,482	9,266	8,386
3/31/23	8,460.09	9,830	8,601	7,985
4/30/23	8,215.96	9,984	8,387	7,842
5/31/23	8,046.95	10,027	8,222	7,769
6/30/23	9,014.08	10,690	8,875	8,401
7/31/23	9,389.67	11,033	9,545	8,915
8/31/23	8,882.63	10,858	9,085	8,469
9/30/23	8,300.47	10,340	8,612	7,970
10/31/23	7,690.14	10,122	8,099	7,426
11/30/23	8,356.81	11,047	8,828	8,099
12/31/23	9,280.46	11,549	9,926	9,088
1/31/24	8,978.66	11,743	9,475	8,735
2/29/24	9,252.16	12,370	9,785	9,229
3/31/24	9,752.03	12,768	10,214	9,559
4/30/24	9,148.42	12,246	9,563	8,886
5/31/24	9,686.01	12,854	10,011	9,332
6/30/24	9,525.67	13,315	9,842	9,246
7/31/24	10,308.48	13,477	11,041	10,185
8/31/24	10,044.4	13,804	10,834	10,033
9/30/24	10,025.54	14,099	10,841	10,103
10/31/24	9,742.6	13,971	10,671	9,957
11/30/24	10,751.75	14,791	11,701	11,049
12/31/24	9,853.3	14,438	10,726	10,137
1/31/25	10,216.11	14,840	10,946	10,403
2/28/25	9,557.32	14,647	10,527	9,846
3/31/25	8,908.07	13,821	9,895	9,176
4/30/25	8,507.06	13,728	9,498	8,964
5/31/25	9,146.76	14,592	9,897	9,443
6/30/25	9,690.99	15,334	10,387	9,956
7/31/25	9,843.75	15,678	10,570	10,129
8/31/25	10,674.41	15,996	11,465	10,852
9/30/25	10,951.29	16,580	11,696	11,190
10/31/25	10,989.48	16,968	11,725	11,392

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (7/1/21)
Class A - without sales charge	12.80%	3.41%
Class A - with sales charge	7.19%	2.20%
S&P 500 Index	21.45%	12.91%
Russell 2000® Value Index	9.87%	3.72%
Russell 2000® Index	14.41%	3.04%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,753,571,739
  Number of Portfolio Holdings245
  Portfolio Turnover Rate47.31%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,224,152

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	94.3%
Exchange Traded Funds	0.5%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.2%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Ameresco, Inc. (Construction & Engineering, United States)	1.3%
Coeur Mining, Inc. (Metals & Mining, United States)	1.2%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Hecla Mining Co. (Metals & Mining, United States)	1.0%
CECO Environmental Corp. (Machinery, United States)	1.0%
Graham Corp. (Machinery, United States)	1.0%
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels, United States)	0.9%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	0.9%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	0.9%
Total	10.4%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.2%
OthersFootnote Reference4	1.3%
Communication Services	1.6%
Consumer Staples	2.8%
Real Estate	3.2%
Energy	6.9%
Materials	9.4%
Consumer Discretionary	9.7%
Financials	9.9%
Health Care	10.4%
Information Technology	18.6%
Industrials	21.0%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

October 31, 2025

Annual Shareholder Report

Class A | FESAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FESCX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$107	1.00%

How Did the Fund Perform Last Year?

The NAV of First Eagle Small Cap Opportunity Fund Class I Shares increased 13.08% in the 12-month period ended October 31, 2025. The Russell 2000® Index increased 14.41%, Russell 2000® Value Index increased 9.87% and the S&P 500 increased 21.45% for the same period.

• Industrials, information technology and materials were the largest contributors among equity sectors; communication services, consumer discretionary and real estate were the leading detractors.

• TTM Technologies, Inc. was the leading contributor to performance. Tronox Holdings plc, Class A was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Small Cap Opportunity Fund (Class I) | $1,204,777
S&P 500 Index | $1,746,423
Russell 2000® Value Index | $1,189,659
Russell 2000® Index | $1,146,118
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
4/27/21
4/30/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
10/31/24
4/30/25
10/31/25

	First Eagle Small Cap Opportunity Fund (Class I) | $1,204,777	S&P 500 Index | $1,746,423	Russell 2000® Value Index | $1,189,659	Russell 2000® Index | $1,146,118
4/27/21	1,000,000	1,000,000	1,000,000	1,000,000
4/30/21	984,000	998,800	990,000	984,900
5/31/21	1,021,000	1,005,776	1,020,807	986,931
6/30/21	1,020,793.78	1,029,256	1,014,622	1,006,052
7/31/21	999,399.9	1,053,705	978,304	969,725
8/31/21	996,343.63	1,085,744	1,004,499	991,416
9/30/21	966,799.7	1,035,246	984,375	962,184
10/31/21	995,324.88	1,107,778	1,021,908	1,003,115
11/30/21	964,762.19	1,100,102	987,002	961,315
12/31/21	1,008,568.71	1,149,404	1,027,253	982,789
1/31/22	954,574.62	1,089,926	967,359	888,173
2/28/22	992,268.61	1,057,292	983,366	897,654
3/31/22	1,001,437.41	1,096,549	1,002,608	908,826
4/30/22	917,899.4	1,000,928	924,800	818,753
5/31/22	932,161.99	1,002,764	942,548	819,990
6/30/22	819,080.04	919,992	849,436	752,552
7/31/22	913,824.37	1,004,819	931,676	831,120
8/31/22	881,224.17	963,841	902,215	814,113
9/30/22	774,254.77	875,073	810,277	736,092
10/31/22	865,942.83	945,920	912,284	817,128
11/30/22	907,711.84	998,781	940,157	836,214
12/31/22	866,815.56	941,237	878,472	781,942
1/31/23	974,912.56	1,000,379	962,302	858,155
2/28/23	967,774.08	975,971	940,116	843,660
3/31/23	920,864.06	1,011,803	872,701	803,350
4/30/23	895,369.48	1,027,595	850,939	788,907
5/31/23	877,013.39	1,032,062	834,201	781,619
6/30/23	983,070.82	1,100,256	900,467	845,166
7/31/23	1,023,862.14	1,135,601	968,418	896,851
8/31/23	968,793.86	1,117,521	921,834	851,984
9/30/23	905,567.31	1,064,240	873,822	801,825
10/31/23	839,281.42	1,041,862	821,697	747,142
11/30/23	911,686.01	1,137,011	895,662	814,765
12/31/23	1,012,075.8	1,188,666	1,007,138	914,316
1/31/24	980,255.97	1,208,641	961,389	878,755
2/29/24	1,010,022.9	1,273,177	992,840	928,442
3/31/24	1,064,424.54	1,314,141	1,036,353	961,679
4/30/24	998,732	1,260,465	970,319	893,993
5/31/24	1,058,265.87	1,322,965	1,015,698	938,842
6/30/24	1,040,816.28	1,370,436	998,580	930,158
7/31/24	1,126,011.31	1,387,117	1,120,278	1,024,661
8/31/24	1,098,297.26	1,420,764	1,099,251	1,009,355
9/30/24	1,096,244.37	1,451,108	1,099,952	1,016,409
10/31/24	1,065,450.99	1,437,948	1,082,746	1,001,729
11/30/24	1,175,280.72	1,522,357	1,187,183	1,111,612
12/31/24	1,077,739.29	1,486,067	1,088,259	1,019,809
1/31/25	1,117,308.46	1,527,450	1,110,614	1,046,547
2/28/25	1,045,459.18	1,507,520	1,068,095	990,568
3/31/25	974,651.18	1,422,580	1,003,998	923,141
4/30/25	930,916.84	1,412,933	963,682	901,815
5/31/25	1,001,724.83	1,501,870	1,004,164	949,972
6/30/25	1,062,119.88	1,578,244	1,053,855	1,001,605
7/31/25	1,078,780.58	1,613,664	1,072,466	1,018,980
8/31/25	1,169,373.16	1,646,376	1,163,299	1,091,783
9/30/25	1,200,611.98	1,706,469	1,186,683	1,125,752
10/31/25	1,204,777.16	1,746,423	1,189,659	1,146,118

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (4/27/21)
Class I	13.08%	4.22%
S&P 500 Index	21.45%	13.08%
Russell 2000® Value Index	9.87%	3.98%
Russell 2000® Index	14.41%	3.09%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,753,571,739
  Number of Portfolio Holdings245
  Portfolio Turnover Rate47.31%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,224,152

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	94.3%
Exchange Traded Funds	0.5%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.2%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Ameresco, Inc. (Construction & Engineering, United States)	1.3%
Coeur Mining, Inc. (Metals & Mining, United States)	1.2%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Hecla Mining Co. (Metals & Mining, United States)	1.0%
CECO Environmental Corp. (Machinery, United States)	1.0%
Graham Corp. (Machinery, United States)	1.0%
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels, United States)	0.9%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	0.9%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	0.9%
Total	10.4%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.2%
OthersFootnote Reference4	1.3%
Communication Services	1.6%
Consumer Staples	2.8%
Real Estate	3.2%
Energy	6.9%
Materials	9.4%
Consumer Discretionary	9.7%
Financials	9.9%
Health Care	10.4%
Information Technology	18.6%
Industrials	21.0%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

October 31, 2025

Annual Shareholder Report

Class I | FESCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FESRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Small Cap Opportunity Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$99	0.92%

How Did the Fund Perform Last Year?

The NAV of First Eagle Small Cap Opportunity Fund Class R6 Shares increased 13.07% in the 12-month period ended October 31, 2025. The Russell 2000® Index increased 14.41%, Russell 2000® Value Index increased 9.87% and the S&P 500 increased 21.45% for the same period.

• Industrials, information technology and materials were the largest contributors among equity sectors; communication services, consumer discretionary and real estate were the leading detractors.

• TTM Technologies, Inc. was the leading contributor to performance. Tronox Holdings plc, Class A was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Small Cap Opportunity Fund (Class R6) | $11,697
S&P 500 Index | $16,968
Russell 2000® Value Index | $11,725
Russell 2000® Index | $11,392
$20,000
$15,000
$10,000
$5,000
$0
7/1/21
7/31/21
10/31/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
10/31/24
4/30/25
10/31/25

	First Eagle Small Cap Opportunity Fund (Class R6) | $11,697	S&P 500 Index | $16,968	Russell 2000® Value Index | $11,725	Russell 2000® Index | $11,392
7/1/21	10,000	10,000	10,000	10,000
7/31/21	9,693.67	10,238	9,642	9,639
8/31/21	9,673.91	10,549	9,900	9,855
9/30/21	9,377.47	10,058	9,702	9,564
10/31/21	9,654.15	10,763	10,072	9,971
11/30/21	9,357.71	10,688	9,728	9,555
12/31/21	9,792.49	11,167	10,124	9,769
1/31/22	9,258.89	10,589	9,534	8,828
2/28/22	9,634.39	10,272	9,692	8,923
3/31/22	9,713.44	10,654	9,882	9,034
4/30/22	8,903.16	9,725	9,115	8,138
5/31/22	9,051.38	9,743	9,290	8,151
6/30/22	7,954.54	8,938	8,372	7,480
7/31/22	8,873.52	9,763	9,182	8,261
8/31/22	8,547.43	9,364	8,892	8,092
9/30/22	7,509.88	8,502	7,986	7,317
10/31/22	8,399.21	9,190	8,991	8,122
11/30/22	8,814.23	9,704	9,266	8,312
12/31/22	8,407.67	9,145	8,658	7,772
1/31/23	9,466.04	9,719	9,484	8,530
2/28/23	9,386.91	9,482	9,266	8,386
3/31/23	8,941.8	9,830	8,601	7,985
4/30/23	8,684.62	9,984	8,387	7,842
5/31/23	8,506.58	10,027	8,222	7,769
6/30/23	9,535.28	10,690	8,875	8,401
7/31/23	9,940.83	11,033	9,545	8,915
8/31/23	9,406.69	10,858	9,085	8,469
9/30/23	8,783.54	10,340	8,612	7,970
10/31/23	8,140.6	10,122	8,099	7,426
11/30/23	8,842.89	11,047	8,828	8,099
12/31/23	9,826.5	11,549	9,926	9,088
1/31/24	9,517.87	11,743	9,475	8,735
2/29/24	9,806.59	12,370	9,785	9,229
3/31/24	10,334.26	12,768	10,214	9,559
4/30/24	9,697.08	12,246	9,563	8,886
5/31/24	10,274.52	12,854	10,011	9,332
6/30/24	10,105.27	13,315	9,842	9,246
7/31/24	10,931.61	13,477	11,041	10,185
8/31/24	10,662.8	13,804	10,834	10,033
9/30/24	10,632.93	14,099	10,841	10,103
10/31/24	10,344.21	13,971	10,671	9,957
11/30/24	11,409.5	14,791	11,701	11,049
12/31/24	10,464.34	14,438	10,726	10,137
1/31/25	10,848.16	14,840	10,946	10,403
2/28/25	10,151.21	14,647	10,527	9,846
3/31/25	9,464.37	13,821	9,895	9,176
4/30/25	9,040.14	13,728	9,498	8,964
5/31/25	9,726.98	14,592	9,897	9,443
6/30/25	10,312.82	15,334	10,387	9,956
7/31/25	10,474.44	15,678	10,570	10,129
8/31/25	11,363.3	15,996	11,465	10,852
9/30/25	11,656.22	16,580	11,696	11,190
10/31/25	11,696.62	16,968	11,725	11,392

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (7/1/21)
Class R6	13.07%	3.68%
S&P 500 Index	21.45%	12.91%
Russell 2000® Value Index	9.87%	3.72%
Russell 2000® Index	14.41%	3.04%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,753,571,739
  Number of Portfolio Holdings245
  Portfolio Turnover Rate47.31%
  Net Investment Advisory Fees (net of waivers and reimbursements)$14,224,152

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	94.3%
Exchange Traded Funds	0.5%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.2%Footnote Reference2

Top 10 HoldingsFootnote Reference3

Based on total net assets of the portfolio

Ameresco, Inc. (Construction & Engineering, United States)	1.3%
Coeur Mining, Inc. (Metals & Mining, United States)	1.2%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Hecla Mining Co. (Metals & Mining, United States)	1.0%
CECO Environmental Corp. (Machinery, United States)	1.0%
Graham Corp. (Machinery, United States)	1.0%
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels, United States)	0.9%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	0.9%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	0.9%
Total	10.4%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	5.2%
OthersFootnote Reference4	1.3%
Communication Services	1.6%
Consumer Staples	2.8%
Real Estate	3.2%
Energy	6.9%
Materials	9.4%
Consumer Discretionary	9.7%
Financials	9.9%
Health Care	10.4%
Information Technology	18.6%
Industrials	21.0%
Footnote	Description
Footnote[1]	Less than 0.05%.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.2% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[4]	Includes additional sectors outside the top 10 listed above.

First Eagle Small Cap Opportunity Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FESRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FEMAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$124	1.20%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Smid Cap Opportunity Fund Class A Shares1 increased 5.86% in the 12-month period ended October 31, 2025. The Russell 2500™ Index increased 11.94%, Russell 2500™ Value Index increased 10.11% and the S&P 500 increased 21.45% for the same period.

• Industrials, information technology and health care were the largest contributors among equity sectors; consumer discretionary, materials and real estate were the leading detractors.

• Fabrinet was the leading contributor to performance. Onto Innovation, Inc. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,761
S&P 500 Index | $16,692
Russell 2500™ Value Index | $12,683
Russell 2500™ Index | $12,946
$20,000
$15,000
$10,000
$5,000
$0
8/15/22
8/31/22
10/31/22
1/31/23
4/30/23
7/31/23
10/31/23
1/31/24
4/30/24
7/31/24
10/31/24
1/31/25
4/30/25
7/31/25
10/31/25

	First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,761	S&P 500 Index | $16,692	Russell 2500™ Value Index | $12,683	Russell 2500™ Index | $12,946
8/15/22	9,496.68	10,000	10,000	10,000
8/31/22	8,755.94	9,212	9,208	9,190
9/30/22	7,768.28	8,364	8,277	8,315
10/31/22	8,518.52	9,041	9,151	9,112
11/30/22	9,002.85	9,546	9,610	9,497
12/31/22	8,404.82	8,996	9,039	8,932
1/31/23	9,412.63	9,561	9,942	9,825
2/28/23	9,079.86	9,328	9,661	9,595
3/31/23	8,661.52	9,670	9,165	9,235
4/30/23	8,661.52	9,821	9,043	9,115
5/31/23	8,461.86	9,864	8,785	8,955
6/30/23	9,498.2	10,516	9,566	9,718
7/31/23	9,802.45	10,854	10,127	10,201
8/31/23	9,450.66	10,681	9,737	9,800
9/30/23	8,851.68	10,172	9,216	9,253
10/31/23	8,271.71	9,958	8,699	8,691
11/30/23	9,051.34	10,867	9,488	9,473
12/31/23	9,849.95	11,361	10,484	10,489
1/31/24	9,626.97	11,552	10,190	10,214
2/29/24	10,169.88	12,169	10,598	10,770
3/31/24	10,683.7	12,560	11,120	11,214
4/30/24	10,034.15	12,047	10,421	10,463
5/31/24	10,567.36	12,644	10,860	10,898
6/30/24	10,392.86	13,098	10,641	10,735
7/31/24	10,926.07	13,258	11,503	11,532
8/31/24	11,119.97	13,579	11,503	11,503
9/30/24	11,255.7	13,869	11,666	11,674
10/31/24	11,110.28	13,743	11,519	11,566
11/30/24	11,944.03	14,550	12,535	12,704
12/31/24	10,964.48	14,203	11,635	11,747
1/31/25	11,343.23	14,599	12,031	12,163
2/28/25	10,614.86	14,408	11,586	11,592
3/31/25	10,003.02	13,596	10,957	10,865
4/30/25	9,779.65	13,504	10,640	10,641
5/31/25	10,469.18	14,354	11,247	11,278
6/30/25	11,081.02	15,084	11,755	11,798
7/31/25	11,314.1	15,423	11,959	12,026
8/31/25	11,595.73	15,735	12,587	12,657
9/30/25	11,799.68	16,310	12,716	12,860
10/31/25	11,760.83	16,692	12,683	12,946

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (8/15/22)
Class A - without sales charge	5.86%	6.89%
Class A - with sales charge	0.59%	5.18%
S&P 500 Index	21.45%	17.21%
Russell 2500™ Value Index	10.11%	7.66%
Russell 2500™ Index	11.94%	8.37%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$47,656,026
  Number of Portfolio Holdings71
  Portfolio Turnover Rate66.26%
  Net Investment Advisory Fees (net of waivers and reimbursements)$128,655

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	97.1%
Short-Term Investments	2.9%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.1%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	2.9%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.5%
nVent Electric plc (Electrical Equipment, United States)	2.5%
Evercore, Inc., Class A (Capital Markets, United States)	2.5%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.5%
Webster Financial Corp. (Banks, United States)	2.5%
Quanta Services, Inc. (Construction & Engineering, United States)	2.4%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.2%
Total	26.1%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.9%
OthersFootnote Reference3	0.4%
Communication Services	1.4%
Materials	1.8%
Real Estate	2.5%
Energy	3.3%
Consumer Staples	4.9%
Consumer Discretionary	10.5%
Health Care	12.5%
Financials	16.3%
Information Technology	18.0%
Industrials	25.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Smid Cap Opportunity Fund

October 31, 2025

Annual Shareholder Report

Class A | FEMAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FESMX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.95%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Smid Cap Opportunity Fund Class I Shares increased 6.13% in the 12-month period ended October 31, 2025. The Russell 2500™ Index increased 11.94%, Russell 2500™ Value Index increased 10.11% and the S&P 500 increased 21.45% for the same period.

• Industrials, information technology and health care were the largest contributors among equity sectors; consumer discretionary, materials and real estate were the leading detractors.

• Fabrinet was the leading contributor to performance. Onto Innovation, Inc. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,249,237
S&P 500 Index | $1,669,160
Russell 2500™ Value Index | $1,268,313
Russell 2500™ Index | $1,294,640
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
8/15/22
8/31/22
10/31/22
1/31/23
4/30/23
7/31/23
10/31/23
1/31/24
4/30/24
7/31/24
10/31/24
1/31/25
4/30/25
7/31/25
10/31/25

	First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,249,237	S&P 500 Index | $1,669,160	Russell 2500™ Value Index | $1,268,313	Russell 2500™ Index | $1,294,640
8/15/22	1,000,000	1,000,000	1,000,000	1,000,000
8/31/22	922,000	921,200	920,800	919,000
9/30/22	819,000	836,359	827,683	831,464
10/31/22	898,000	904,071	915,071	911,237
11/30/22	949,000	954,595	961,038	949,706
12/31/22	886,707.07	899,596	903,916	893,223
1/31/23	993,031.68	956,121	994,233	982,532
2/28/23	957,924.5	932,793	966,085	959,472
3/31/23	913,789.76	967,040	916,526	923,506
4/30/23	913,789.76	982,134	904,313	911,458
5/31/23	893,728.51	986,403	878,505	895,476
6/30/23	1,003,062.3	1,051,580	956,598	971,758
7/31/23	1,035,160.29	1,085,361	1,012,673	1,020,071
8/31/23	998,046.99	1,068,081	973,687	980,021
9/30/23	934,854.06	1,017,157	921,576	925,288
10/31/23	874,670.33	995,770	869,867	869,088
11/30/23	955,918.37	1,086,709	948,809	947,323
12/31/23	1,042,183.3	1,136,079	1,048,372	1,048,851
1/31/24	1,018,016.73	1,155,170	1,018,957	1,021,418
2/29/24	1,075,412.34	1,216,851	1,059,801	1,076,978
3/31/24	1,129,787.12	1,256,002	1,112,012	1,121,426
4/30/24	1,062,322.11	1,204,701	1,042,095	1,046,299
5/31/24	1,118,710.77	1,264,436	1,086,015	1,089,821
6/30/24	1,100,585.85	1,309,807	1,064,137	1,073,490
7/31/24	1,155,967.57	1,325,750	1,150,313	1,153,245
8/31/24	1,177,113.32	1,357,909	1,150,268	1,150,280
9/30/24	1,192,217.42	1,386,910	1,166,584	1,167,406
10/31/24	1,177,113.32	1,374,332	1,151,881	1,156,574
11/30/24	1,265,724.07	1,455,007	1,253,505	1,270,401
12/31/24	1,162,175.37	1,420,322	1,163,521	1,174,661
1/31/25	1,201,656.93	1,459,875	1,203,123	1,216,300
2/28/25	1,125,730.84	1,440,826	1,158,639	1,159,207
3/31/25	1,060,940.58	1,359,644	1,095,666	1,086,546
4/30/25	1,037,656.58	1,350,424	1,063,956	1,064,117
5/31/25	1,110,545.62	1,435,426	1,124,688	1,127,808
6/30/25	1,176,348.24	1,508,421	1,175,535	1,179,832
7/31/25	1,200,644.59	1,542,275	1,195,942	1,202,634
8/31/25	1,231,015.02	1,573,539	1,258,700	1,265,747
9/30/25	1,252,274.33	1,630,973	1,271,630	1,286,016
10/31/25	1,249,237.28	1,669,160	1,268,313	1,294,640

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (8/15/22)
Class I	6.13%	7.18%
S&P 500 Index	21.45%	17.21%
Russell 2500™ Value Index	10.11%	7.66%
Russell 2500™ Index	11.94%	8.37%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$47,656,026
  Number of Portfolio Holdings71
  Portfolio Turnover Rate66.26%
  Net Investment Advisory Fees (net of waivers and reimbursements)$128,655

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	97.1%
Short-Term Investments	2.9%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.1%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	2.9%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.5%
nVent Electric plc (Electrical Equipment, United States)	2.5%
Evercore, Inc., Class A (Capital Markets, United States)	2.5%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.5%
Webster Financial Corp. (Banks, United States)	2.5%
Quanta Services, Inc. (Construction & Engineering, United States)	2.4%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.2%
Total	26.1%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.9%
OthersFootnote Reference3	0.4%
Communication Services	1.4%
Materials	1.8%
Real Estate	2.5%
Energy	3.3%
Consumer Staples	4.9%
Consumer Discretionary	10.5%
Health Care	12.5%
Financials	16.3%
Information Technology	18.0%
Industrials	25.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Smid Cap Opportunity Fund

October 31, 2025

Annual Shareholder Report

Class I | FESMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEXRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle U.S. Smid Cap Opportunity Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$98	0.95%

How Did the Fund Perform Last Year?

The NAV of First Eagle U.S. Smid Cap Opportunity Fund Class R6 Shares increased 6.05% in the 12-month period ended October 31, 2025. The Russell 2500™ Index increased 11.94%, Russell 2500™ Value Index increased 10.11% and the S&P 500 increased 21.45% for the same period.

• Industrials, information technology and health care were the largest contributors among equity sectors; consumer discretionary, materials and real estate were the leading detractors.

• Fabrinet was the leading contributor to performance. Onto Innovation, Inc. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $12,485
S&P 500 Index | $16,692
Russell 2500™ Value Index | $12,683
Russell 2500™ Index | $12,946
$20,000
$15,000
$10,000
$5,000
$0
8/15/22
8/31/22
10/31/22
1/31/23
4/30/23
7/31/23
10/31/23
1/31/24
4/30/24
7/31/24
10/31/24
1/31/25
4/30/25
7/31/25
10/31/25

	First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $12,485	S&P 500 Index | $16,692	Russell 2500™ Value Index | $12,683	Russell 2500™ Index | $12,946
8/15/22	10,000	10,000	10,000	10,000
8/31/22	9,220	9,212	9,208	9,190
9/30/22	8,190	8,364	8,277	8,315
10/31/22	8,980	9,041	9,151	9,112
11/30/22	9,490	9,546	9,610	9,497
12/31/22	8,863.6	8,996	9,039	8,932
1/31/23	9,927.63	9,561	9,942	9,825
2/28/23	9,576.3	9,328	9,661	9,595
3/31/23	9,134.63	9,670	9,165	9,235
4/30/23	9,134.63	9,821	9,043	9,115
5/31/23	8,933.86	9,864	8,785	8,955
6/30/23	10,028.01	10,516	9,566	9,718
7/31/23	10,349.23	10,854	10,127	10,201
8/31/23	9,977.82	10,681	9,737	9,800
9/30/23	9,345.43	10,172	9,216	9,253
10/31/23	8,743.14	9,958	8,699	8,691
11/30/23	9,556.22	10,867	9,488	9,473
12/31/23	10,410.51	11,361	10,484	10,489
1/31/24	10,171.31	11,552	10,190	10,214
2/29/24	10,753.71	12,169	10,598	10,770
3/31/24	11,294.52	12,560	11,120	11,214
4/30/24	10,618.51	12,047	10,421	10,463
5/31/24	11,180.12	12,644	10,860	10,898
6/30/24	11,003.32	13,098	10,641	10,735
7/31/24	11,554.52	13,258	11,503	11,532
8/31/24	11,762.52	13,579	11,503	11,503
9/30/24	11,918.53	13,869	11,666	11,674
10/31/24	11,772.92	13,743	11,519	11,566
11/30/24	12,646.53	14,550	12,535	12,704
12/31/24	11,619.02	14,203	11,635	11,747
1/31/25	12,015.71	14,599	12,031	12,163
2/28/25	11,253.64	14,408	11,586	11,592
3/31/25	10,606.4	13,596	10,957	10,865
4/30/25	10,376.73	13,504	10,640	10,641
5/31/25	11,107.49	14,354	11,247	11,278
6/30/25	11,754.73	15,084	11,755	11,798
7/31/25	12,005.28	15,423	11,959	12,026
8/31/25	12,308.02	15,735	12,587	12,657
9/30/25	12,527.24	16,310	12,716	12,860
10/31/25	12,485.49	16,692	12,683	12,946

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (8/15/22)
Class R6	6.05%	7.16%
S&P 500 Index	21.45%	17.21%
Russell 2500™ Value Index	10.11%	7.66%
Russell 2500™ Index	11.94%	8.37%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$47,656,026
  Number of Portfolio Holdings71
  Portfolio Turnover Rate66.26%
  Net Investment Advisory Fees (net of waivers and reimbursements)$128,655

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	97.1%
Short-Term Investments	2.9%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.1%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	2.9%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.5%
nVent Electric plc (Electrical Equipment, United States)	2.5%
Evercore, Inc., Class A (Capital Markets, United States)	2.5%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.5%
Webster Financial Corp. (Banks, United States)	2.5%
Quanta Services, Inc. (Construction & Engineering, United States)	2.4%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.2%
Total	26.1%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.9%
OthersFootnote Reference3	0.4%
Communication Services	1.4%
Materials	1.8%
Real Estate	2.5%
Energy	3.3%
Consumer Staples	4.9%
Consumer Discretionary	10.5%
Health Care	12.5%
Financials	16.3%
Information Technology	18.0%
Industrials	25.5%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.9% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.

First Eagle U.S. Smid Cap Opportunity Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FEXRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FERAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$118	1.10%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Real Assets Fund Class A Shares1 increased 14.40% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02% and the consumer price index increased 2.79% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. North America and emerging markets were the leading contributors by region, while developed Europe and Japan were the weakest performing regions.

• Materials and information technology were the largest contributors among equity sectors; communication services and consumer staples were the only detractors.

• Grupo Mexico SAB de CV, Series B was the leading contributor to performance. Extra Space Storage, Inc. was the largest detractor.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Global Real Assets Fund (Class A) | $12,728
MSCI World Index | $15,020
Consumer Price Index for Urban Consumers (CPI-U) | $11,633
$20,000
$15,000
$10,000
$5,000
$0
11/30/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
10/31/24
4/30/25
10/31/25

	First Eagle Global Real Assets Fund (Class A) | $12,728	MSCI World Index | $15,020	Consumer Price Index for Urban Consumers (CPI-U) | $11,633
11/30/21	9,496.68	10,000	10,000
12/31/21	9,905.04	10,427	10,071
1/31/22	9,876.55	9,876	10,133
2/28/22	9,952.52	9,626	10,204
3/31/22	10,398.86	9,890	10,310
4/30/22	9,857.55	9,068	10,350
5/31/22	10,056.98	9,075	10,447
6/30/22	9,097.82	8,289	10,583
7/31/22	9,563.16	8,947	10,578
8/31/22	9,145.3	8,573	10,586
9/30/22	8,319.09	7,776	10,631
10/31/22	9,088.32	8,335	10,687
11/30/22	9,772.08	8,914	10,713
12/31/22	9,510.87	8,536	10,717
1/31/23	10,210.76	9,140	10,776
2/28/23	9,712.21	8,920	10,812
3/31/23	9,827.26	9,196	10,818
4/30/23	9,961.49	9,357	10,862
5/31/23	9,309.53	9,263	10,878
6/30/23	9,740.97	9,824	10,906
7/31/23	10,201.17	10,154	10,925
8/31/23	9,980.66	9,911	10,980
9/30/23	9,654.68	9,484	11,024
10/31/23	9,376.64	9,208	11,034
11/30/23	9,894.37	10,072	11,050
12/31/23	10,424.15	10,566	11,073
1/31/24	10,112.11	10,693	11,111
2/29/24	10,151.11	11,146	11,155
3/31/24	10,775.2	11,504	11,194
4/30/24	10,385.15	11,077	11,226
5/31/24	10,745.94	11,572	11,231
6/30/24	10,463.16	11,807	11,230
7/31/24	10,970.22	12,015	11,246
8/31/24	11,155.5	12,333	11,266
9/30/24	11,399.28	12,559	11,292
10/31/24	11,126.24	12,310	11,318
11/30/24	11,340.77	12,874	11,349
12/31/24	10,583.52	12,539	11,391
1/31/25	10,865.48	12,981	11,444
2/28/25	11,087.01	12,888	11,469
3/31/25	11,046.74	12,314	11,463
4/30/25	11,056.81	12,424	11,488
5/31/25	11,469.67	13,159	11,498
6/30/25	11,812.05	13,727	11,531
7/31/25	11,812.05	13,904	11,553
8/31/25	12,335.69	14,266	11,597
9/30/25	12,929.82	14,725	11,633
10/31/25	12,728.42	15,020	11,633

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (11/30/21)
Class A - without sales charge	14.40%	7.76%
Class A - with sales charge	8.68%	6.35%
MSCI World Index	22.02%	10.94%
Consumer Price Index for Urban Consumers (CPI-U)	2.79%	3.94%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$16,602,335
  Number of Portfolio Holdings68
  Portfolio Turnover Rate38.78%
  Net Investment Advisory Fees (net of waivers and reimbursements)$-

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	89.6%
Master Limited Partnerships	4.5%
Commodities	2.4%
Exchange Traded Funds	1.4%
Short-Term Investments	2.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Grupo Mexico SAB de CV (Metals & Mining, Mexico)	3.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	3.1%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	3.1%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.1%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.8%
Gold bullion (Precious Metal)Footnote Reference3	2.4%
CRH plc (Construction Materials, United States)	2.4%
GDS Holdings Ltd., Class A (IT Services, China)	2.3%
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels, Indonesia)	2.3%
Total	28.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.1%
OthersFootnote Reference4	2.0%
Consumer Discretionary	1.6%
Consumer Staples	2.3%
Commodities	2.4%
Health Care	3.2%
Information Technology	6.6%
Utilities	6.8%
Industrials	9.8%
Energy	16.8%
Real Estate	19.2%
Materials	27.2%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

United States	38.6%
Canada	16.9%
United Kingdom	9.7%
Mexico	8.3%
Hong Kong	4.4%
China	3.8%
Japan	3.5%
South Korea	3.0%
Indonesia	2.3%
Germany	1.8%
OthersFootnote Reference6	5.6%
Short-Term Investments	2.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

October 31, 2025

Annual Shareholder Report

Class A | FERAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FEREX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$91	0.85%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Real Assets Fund Class I Shares increased 14.63% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02% and the consumer price index increased 2.79% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. North America and emerging markets were the leading contributors by region, while developed Europe and Japan were the weakest performing regions.

• Materials and information technology were the largest contributors among equity sectors; communication services and consumer staples were the only detractors.

• Grupo Mexico SAB de CV, Series B was the leading contributor to performance. Extra Space Storage, Inc. was the largest detractor.

Total Return Based on a $1,000,000 Investment

First Eagle Global Real Assets Fund (Class I) | $1,353,410
MSCI World Index | $1,501,968
Consumer Price Index for Urban Consumers (CPI-U) | $1,163,343
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
11/30/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
10/31/24
4/30/25
10/31/25

	First Eagle Global Real Assets Fund (Class I) | $1,353,410	MSCI World Index | $1,501,968	Consumer Price Index for Urban Consumers (CPI-U) | $1,163,343
11/30/21	1,000,000	1,000,000	1,000,000
12/31/21	1,044,000	1,042,740	1,007,108
1/31/22	1,040,000	987,568	1,013,335
2/28/22	1,049,000	962,591	1,020,447
3/31/22	1,096,000	989,008	1,030,998
4/30/22	1,039,000	906,848	1,034,997
5/31/22	1,060,000	907,534	1,044,741
6/30/22	959,000	828,922	1,058,273
7/31/22	1,009,000	894,735	1,057,800
8/31/22	965,000	857,328	1,058,596
9/30/22	878,000	777,631	1,063,111
10/31/22	959,000	833,475	1,068,699
11/30/22	1,031,000	891,427	1,071,314
12/31/22	1,004,080.14	853,571	1,071,672
1/31/23	1,078,494.2	913,966	1,077,583
2/28/23	1,025,486.92	891,996	1,081,241
3/31/23	1,038,738.74	919,558	1,081,840
4/30/23	1,053,009.93	935,677	1,086,198
5/31/23	983,692.73	926,336	1,087,840
6/30/23	1,030,583.78	982,359	1,090,649
7/31/23	1,078,494.2	1,015,359	1,092,499
8/31/23	1,056,068.05	991,106	1,097,961
9/30/23	1,021,409.44	948,352	1,102,394
10/31/23	992,867.06	920,834	1,103,395
11/30/23	1,047,913.08	1,007,165	1,104,952
12/31/23	1,102,607.64	1,056,611	1,107,276
1/31/24	1,071,372.3	1,069,290	1,111,074
2/29/24	1,075,537.01	1,114,626	1,115,478
3/31/24	1,141,131.23	1,150,444	1,119,369
4/30/24	1,100,525.28	1,107,711	1,122,629
5/31/24	1,139,048.87	1,157,173	1,123,074
6/30/24	1,108,854.71	1,180,719	1,123,042
7/31/24	1,162,995.97	1,201,526	1,124,602
8/31/24	1,182,778.36	1,233,283	1,126,628
9/30/24	1,209,848.99	1,255,869	1,129,211
10/31/24	1,180,696	1,230,957	1,131,768
11/30/24	1,203,601.92	1,287,441	1,134,942
12/31/24	1,122,996.5	1,253,889	1,139,081
1/31/25	1,153,144.06	1,298,137	1,144,399
2/28/25	1,176,831.43	1,288,795	1,146,870
3/31/25	1,172,524.63	1,231,417	1,146,297
4/30/25	1,174,678.03	1,242,360	1,148,829
5/31/25	1,218,822.67	1,315,898	1,149,758
6/30/25	1,255,430.42	1,372,683	1,153,057
7/31/25	1,255,430.42	1,390,353	1,155,324
8/31/25	1,311,418.74	1,426,621	1,159,742
9/30/25	1,373,867.25	1,472,481	1,163,343
10/31/25	1,353,409.98	1,501,968	1,163,343

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (11/30/21)
Class I	14.63%	8.03%
MSCI World Index	22.02%	10.94%
Consumer Price Index for Urban Consumers (CPI-U)	2.79%	3.94%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$16,602,335
  Number of Portfolio Holdings68
  Portfolio Turnover Rate38.78%
  Net Investment Advisory Fees (net of waivers and reimbursements)$-

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	89.6%
Master Limited Partnerships	4.5%
Commodities	2.4%
Exchange Traded Funds	1.4%
Short-Term Investments	2.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Grupo Mexico SAB de CV (Metals & Mining, Mexico)	3.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	3.1%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	3.1%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.1%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.8%
Gold bullion (Precious Metal)Footnote Reference3	2.4%
CRH plc (Construction Materials, United States)	2.4%
GDS Holdings Ltd., Class A (IT Services, China)	2.3%
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels, Indonesia)	2.3%
Total	28.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.1%
OthersFootnote Reference4	2.0%
Consumer Discretionary	1.6%
Consumer Staples	2.3%
Commodities	2.4%
Health Care	3.2%
Information Technology	6.6%
Utilities	6.8%
Industrials	9.8%
Energy	16.8%
Real Estate	19.2%
Materials	27.2%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

United States	38.6%
Canada	16.9%
United Kingdom	9.7%
Mexico	8.3%
Hong Kong	4.4%
China	3.8%
Japan	3.5%
South Korea	3.0%
Indonesia	2.3%
Germany	1.8%
OthersFootnote Reference6	5.6%
Short-Term Investments	2.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

October 31, 2025

Annual Shareholder Report

Class I | FEREX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FERRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Global Real Assets Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$91	0.85%

How Did the Fund Perform Last Year?

The NAV of First Eagle Global Real Assets Fund Class R6 Shares increased 14.67% in the 12-month period ended October 31, 2025. The MSCI World Index increased 22.02% and the consumer price index increased 2.79% for the same period.

• The Fund's equity holdings contributed to performance, while gold and gold-related equities also contributed.

• All geographic regions contributed to performance. North America and emerging markets were the leading contributors by region, while developed Europe and Japan were the weakest performing regions.

• Materials and information technology were the largest contributors among equity sectors; communication services and consumer staples were the only detractors.

• Grupo Mexico SAB de CV, Series B was the leading contributor to performance. Extra Space Storage, Inc. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Global Real Assets Fund (Class R6) | $13,533
MSCI World Index | $15,020
Consumer Price Index for Urban Consumers (CPI-U) | $11,633
$20,000
$15,000
$10,000
$5,000
$0
11/30/21
4/30/22
10/31/22
4/30/23
10/31/23
4/30/24
10/31/24
4/30/25
10/31/25

	First Eagle Global Real Assets Fund (Class R6) | $13,533	MSCI World Index | $15,020	Consumer Price Index for Urban Consumers (CPI-U) | $11,633
11/30/21	10,000	10,000	10,000
12/31/21	10,440	10,427	10,071
1/31/22	10,400	9,876	10,133
2/28/22	10,490	9,626	10,204
3/31/22	10,960	9,890	10,310
4/30/22	10,390	9,068	10,350
5/31/22	10,600	9,075	10,447
6/30/22	9,590	8,289	10,583
7/31/22	10,090	8,947	10,578
8/31/22	9,650	8,573	10,586
9/30/22	8,780	7,776	10,631
10/31/22	9,590	8,335	10,687
11/30/22	10,310	8,914	10,713
12/31/22	10,042.73	8,536	10,717
1/31/23	10,787.02	9,140	10,776
2/28/23	10,256.84	8,920	10,812
3/31/23	10,389.39	9,196	10,818
4/30/23	10,521.93	9,357	10,862
5/31/23	9,838.82	9,263	10,878
6/30/23	10,297.63	9,824	10,906
7/31/23	10,787.02	10,154	10,925
8/31/23	10,552.52	9,911	10,980
9/30/23	10,205.87	9,484	11,024
10/31/23	9,930.58	9,208	11,034
11/30/23	10,470.95	10,072	11,050
12/31/23	11,030.58	10,566	11,073
1/31/24	10,707.68	10,693	11,111
2/29/24	10,749.34	11,146	11,155
3/31/24	11,405.55	11,504	11,194
4/30/24	11,009.74	11,077	11,226
5/31/24	11,395.14	11,572	11,231
6/30/24	11,093.07	11,807	11,230
7/31/24	11,634.71	12,015	11,246
8/31/24	11,832.61	12,333	11,266
9/30/24	12,093.01	12,559	11,292
10/31/24	11,801.36	12,310	11,318
11/30/24	12,030.51	12,874	11,349
12/31/24	11,225.09	12,539	11,391
1/31/25	11,527.02	12,981	11,444
2/28/25	11,764.24	12,888	11,469
3/31/25	11,731.89	12,314	11,463
4/30/25	11,742.68	12,424	11,488
5/31/25	12,184.78	13,159	11,498
6/30/25	12,551.4	13,727	11,531
7/31/25	12,551.4	13,904	11,553
8/31/25	13,112.12	14,266	11,597
9/30/25	13,748.31	14,725	11,633
10/31/25	13,532.65	15,020	11,633

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (11/30/21)
Class R6	14.67%	8.03%
MSCI World Index	22.02%	10.94%
Consumer Price Index for Urban Consumers (CPI-U)	2.79%	3.94%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$16,602,335
  Number of Portfolio Holdings68
  Portfolio Turnover Rate38.78%
  Net Investment Advisory Fees (net of waivers and reimbursements)$-

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	89.6%
Master Limited Partnerships	4.5%
Commodities	2.4%
Exchange Traded Funds	1.4%
Short-Term Investments	2.1%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Grupo Mexico SAB de CV (Metals & Mining, Mexico)	3.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	3.1%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	3.1%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.1%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.8%
Gold bullion (Precious Metal)Footnote Reference3	2.4%
CRH plc (Construction Materials, United States)	2.4%
GDS Holdings Ltd., Class A (IT Services, China)	2.3%
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels, Indonesia)	2.3%
Total	28.3%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	2.1%
OthersFootnote Reference4	2.0%
Consumer Discretionary	1.6%
Consumer Staples	2.3%
Commodities	2.4%
Health Care	3.2%
Information Technology	6.6%
Utilities	6.8%
Industrials	9.8%
Energy	16.8%
Real Estate	19.2%
Materials	27.2%

Asset Allocation by CountryFootnote Reference5

Based on total investments in the portfolio

United States	38.6%
Canada	16.9%
United Kingdom	9.7%
Mexico	8.3%
Hong Kong	4.4%
China	3.8%
Japan	3.5%
South Korea	3.0%
Indonesia	2.3%
Germany	1.8%
OthersFootnote Reference6	5.6%
Short-Term Investments	2.1%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	The Fund invests in gold and precious metals through investment in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Gold bullion and commodities include the Fund’s investment in the Subsidiary.
Footnote[4]	Includes additional sectors outside the top 10 listed above.
Footnote[5]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Global Real Assets Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FERRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FEHAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$115	1.15%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class A Shares1 decreased 0.11% in the 12-month period ended October 31, 2025. The S&P Municipal Yield Index increased 3.19%, the S&P Municipal Bond Index increased 4.14% and the Bloomberg U.S. Corporate High Yield Index increased 8.16% for the same period.

• Housing and tax-supported were the largest contributors among sectors, while industrial development/pollution control revenue, tobacco settlement and utility were the only detractors.

• Florida Development Finance Corp. Revenue 8.25% due August 13, 2025 was the leading contributor to performance.

• Florida Development Finance Corp. Revenue with Variable Terms due July 15, 2028 was the largest detractor to performance.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle High Yield Municipal Fund (Class A) | $14,448
Bloomberg U.S. Corporate High Yield Index | $17,735
S&P Municipal Yield Index | $14,953
S&P Municipal Bond Index | $12,806
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle High Yield Municipal Fund (Class A) | $14,448	Bloomberg U.S. Corporate High Yield Index | $17,735	S&P Municipal Yield Index | $14,953	S&P Municipal Bond Index | $12,806
10/31/15	9,549.35	10,000	10,000	10,000
11/30/15	9,396.78	9,778	10,047	10,043
12/31/15	8,960.8	9,531	10,117	10,114
1/31/16	8,614.79	9,378	10,186	10,221
2/29/16	8,562.25	9,432	10,248	10,237
3/31/16	9,084.05	9,851	10,347	10,280
4/30/16	9,527.67	10,237	10,432	10,352
5/31/16	9,636.61	10,300	10,536	10,384
6/30/16	9,719.97	10,395	10,806	10,554
7/31/16	9,903.16	10,676	10,846	10,555
8/31/16	10,093.27	10,899	10,903	10,579
9/30/16	10,202	10,972	10,925	10,540
10/31/16	10,336.32	11,014	10,832	10,453
11/30/16	10,287.65	10,962	10,382	10,091
12/31/16	10,470.19	11,164	10,438	10,192
1/31/17	10,583.9	11,326	10,540	10,245
2/28/17	10,616.27	11,491	10,701	10,314
3/31/17	10,637.64	11,466	10,731	10,336
4/30/17	10,729.35	11,598	10,844	10,411
5/31/17	10,785.35	11,699	10,959	10,548
6/30/17	10,746.3	11,715	10,952	10,524
7/31/17	10,827.06	11,844	11,020	10,594
8/31/17	10,778.46	11,840	11,128	10,676
9/30/17	10,874.9	11,946	11,032	10,628
10/31/17	10,926.68	11,996	11,025	10,642
11/30/17	10,936.15	11,966	11,055	10,596
12/31/17	10,946.6	12,002	11,171	10,696
1/31/18	11,055.31	12,074	11,144	10,595
2/28/18	10,939.75	11,971	11,128	10,554
3/31/18	11,037.42	11,899	11,247	10,598
4/30/18	11,043.18	11,976	11,280	10,561
5/31/18	11,075.31	11,973	11,460	10,681
6/30/18	11,124.36	12,021	11,525	10,694
7/31/18	11,183.8	12,152	11,586	10,721
8/31/18	11,227.8	12,242	11,671	10,741
9/30/18	11,297.53	12,310	11,615	10,679
10/31/18	11,205.92	12,113	11,474	10,609
11/30/18	11,050.29	12,009	11,516	10,719
12/31/18	10,869.06	11,752	11,630	10,841
1/31/19	11,137.46	12,283	11,698	10,921
2/28/19	11,297.86	12,488	11,805	10,979
3/31/19	11,306.92	12,605	12,084	11,141
4/30/19	11,377.19	12,784	12,149	11,178
5/31/19	11,341.08	12,632	12,356	11,328
6/30/19	11,526.43	12,920	12,430	11,377
7/31/19	11,585.38	12,993	12,520	11,465
8/31/19	11,647.5	13,045	12,796	11,629
9/30/19	11,653.04	13,093	12,767	11,554
10/31/19	11,602.7	13,129	12,787	11,571
11/30/19	11,615.41	13,172	12,828	11,591
12/31/19	11,805.75	13,435	12,900	11,628
1/31/20	11,782	13,438	13,177	11,818
2/29/20	11,607.62	13,249	13,441	11,960
3/31/20	10,368.43	11,731	12,217	11,561
4/30/20	10,840.37	12,259	11,880	11,425
5/31/20	11,126.2	12,799	12,301	11,767
6/30/20	11,385.15	12,925	12,750	11,858
7/31/20	11,757.21	13,530	13,047	12,025
8/31/20	11,978.26	13,659	13,087	11,996
9/30/20	12,033.02	13,519	13,094	11,998
10/31/20	12,111.66	13,587	13,118	11,981
11/30/20	12,412.64	14,125	13,410	12,133
12/31/20	12,620.47	14,391	13,643	12,204
1/31/21	12,630.54	14,438	13,897	12,273
2/28/21	12,540.32	14,491	13,746	12,106
3/31/21	12,524.68	14,513	13,855	12,173
4/30/21	12,574.75	14,671	14,040	12,271
5/31/21	12,653.98	14,714	14,195	12,320
6/30/21	12,890.67	14,911	14,345	12,356
7/31/21	12,928.59	14,968	14,492	12,442
8/31/21	12,983.1	15,045	14,459	12,408
9/30/21	12,993.88	15,043	14,329	12,324
10/31/21	12,961.27	15,017	14,283	12,312
11/30/21	12,842.35	14,871	14,466	12,403
12/31/21	13,040.5	15,150	14,510	12,420
1/31/22	12,776.03	14,736	14,109	12,124
2/28/22	12,610.16	14,584	13,997	12,062
3/31/22	12,448.25	14,417	13,510	11,733
4/30/22	12,119.17	13,905	13,009	11,416
5/31/22	12,133.62	13,939	13,217	11,584
6/30/22	11,468.46	13,000	12,752	11,379
7/31/22	11,975.31	13,768	13,266	11,673
8/31/22	11,800.06	13,450	12,955	11,406
9/30/22	11,428.81	12,916	12,164	10,992
10/31/22	11,718.04	13,252	11,938	10,913
11/30/22	11,916.54	13,539	12,656	11,418
12/31/22	11,890.47	13,455	12,626	11,421
1/31/23	12,261.08	13,967	13,174	11,743
2/28/23	12,094.49	13,788	12,796	11,470
3/31/23	12,269.84	13,935	12,992	11,708
4/30/23	12,352.01	14,074	13,068	11,694
5/31/23	12,298.3	13,945	13,003	11,606
6/30/23	12,413.22	14,179	13,215	11,709
7/31/23	12,560.75	14,374	13,265	11,739
8/31/23	12,599.65	14,414	13,115	11,610
9/30/23	12,449.03	14,243	12,674	11,299
10/31/23	12,346.77	14,078	12,392	11,171
11/30/23	12,767.52	14,715	13,307	11,830
12/31/23	12,997.03	15,264	13,738	12,110
1/31/24	13,104.93	15,263	13,806	12,091
2/29/24	13,333.33	15,308	13,908	12,101
3/31/24	13,543.25	15,489	14,006	12,099
4/30/24	13,477.13	15,343	13,830	11,969
5/31/24	13,689.45	15,512	13,907	11,940
6/30/24	14,083.74	15,659	14,197	12,130
7/31/24	14,283.79	15,963	14,345	12,235
8/31/24	14,445.95	16,223	14,484	12,335
9/30/24	14,688.06	16,486	14,679	12,460
10/31/24	14,464.24	16,397	14,491	12,297
11/30/24	14,775.18	16,585	14,724	12,483
12/31/24	14,515.92	16,515	14,511	12,340
1/31/25	14,643.74	16,740	14,617	12,385
2/28/25	14,907.71	16,853	14,806	12,510
3/31/25	14,611.15	16,680	14,535	12,311
4/30/25	14,364.74	16,677	14,328	12,242
5/31/25	14,239.11	16,957	14,305	12,232
6/30/25	14,285.44	17,269	14,388	12,319
7/31/25	13,748.46	17,347	14,232	12,289
8/31/25	13,852.72	17,564	14,310	12,390
9/30/25	14,394.91	17,707	14,764	12,670
10/31/25	14,447.66	17,735	14,953	12,806

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	-0.11%	3.59%	4.23%
Class A - with sales charge	-2.59%	2.64%	3.75%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
S&P Municipal Yield Index	3.19%	2.65%	4.11%
S&P Municipal Bond Index	4.14%	1.34%	2.50%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$7,847,779,510
  Number of Portfolio Holdings1,836
  Portfolio Turnover Rate82.00%
  Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AAA	2.9%
AA	10.7%
A	2.7%
BBB	5.2%
BB or lower	9.6%
N/R (Not Rated)	68.8%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class A | FEHAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FEHCX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$190	1.91%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class C Shares1 decreased 0.88% in the 12-month period ended October 31, 2025. The S&P Municipal Yield Index increased 3.19%, the S&P Municipal Bond Index increased 4.14% and the Bloomberg U.S. Corporate High Yield Index increased 8.16% for the same period.

• Housing and tax-supported were the largest contributors among sectors, while industrial development/pollution control revenue, tobacco settlement and utility were the only detractors.

• Florida Development Finance Corp. Revenue 8.25% due August 13, 2025 was the leading contributor to performance.

• Florida Development Finance Corp. Revenue with Variable Terms due July 15, 2028 was the largest detractor to performance.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle High Yield Municipal Fund (Class C) | $14,058
Bloomberg U.S. Corporate High Yield Index | $17,735
S&P Municipal Yield Index | $14,953
S&P Municipal Bond Index | $12,806
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle High Yield Municipal Fund (Class C) | $14,058	Bloomberg U.S. Corporate High Yield Index | $17,735	S&P Municipal Yield Index | $14,953	S&P Municipal Bond Index | $12,806
10/31/15	10,000	10,000	10,000	10,000
11/30/15	9,833.96	9,778	10,047	10,043
12/31/15	9,371.45	9,531	10,117	10,114
1/31/16	9,015.02	9,378	10,186	10,221
2/29/16	8,955.02	9,432	10,248	10,237
3/31/16	9,495.04	9,851	10,347	10,280
4/30/16	9,941.35	10,237	10,432	10,352
5/31/16	10,049	10,300	10,536	10,384
6/30/16	10,141.76	10,395	10,806	10,554
7/31/16	10,314.77	10,676	10,846	10,555
8/31/16	10,506.37	10,899	10,903	10,579
9/30/16	10,612.97	10,972	10,925	10,540
10/31/16	10,745.53	11,014	10,832	10,453
11/30/16	10,688.33	10,962	10,382	10,091
12/31/16	10,871.43	11,164	10,438	10,192
1/31/17	10,982.73	11,326	10,540	10,245
2/28/17	11,010.15	11,491	10,701	10,314
3/31/17	11,025.51	11,466	10,731	10,336
4/30/17	11,126.17	11,598	10,844	10,411
5/31/17	11,164.94	11,699	10,959	10,548
6/30/17	11,129.9	11,715	10,952	10,524
7/31/17	11,206.67	11,844	11,020	10,594
8/31/17	11,137.16	11,840	11,128	10,676
9/30/17	11,230.22	11,946	11,032	10,628
10/31/17	11,289.01	11,996	11,025	10,642
11/30/17	11,279.52	11,966	11,055	10,596
12/31/17	11,283.3	12,002	11,171	10,696
1/31/18	11,388.41	12,074	11,144	10,595
2/28/18	11,262.98	11,971	11,128	10,554
3/31/18	11,356.73	11,899	11,247	10,598
4/30/18	11,368.66	11,976	11,280	10,561
5/31/18	11,381.61	11,973	11,460	10,681
6/30/18	11,424.92	12,021	11,525	10,694
7/31/18	11,478.64	12,152	11,586	10,721
8/31/18	11,516.34	12,242	11,671	10,741
9/30/18	11,580.7	12,310	11,615	10,679
10/31/18	11,479.14	12,113	11,474	10,609
11/30/18	11,312.46	12,009	11,516	10,719
12/31/18	11,119.54	11,752	11,630	10,841
1/31/19	11,387.21	12,283	11,698	10,921
2/28/19	11,557.93	12,488	11,805	10,979
3/31/19	11,546.52	12,605	12,084	11,141
4/30/19	11,624.36	12,784	12,149	11,178
5/31/19	11,566.6	12,632	12,356	11,328
6/30/19	11,748.57	12,920	12,430	11,377
7/31/19	11,801.18	12,993	12,520	11,465
8/31/19	11,857.09	13,045	12,796	11,629
9/30/19	11,868.94	13,093	12,767	11,554
10/31/19	11,796.65	13,129	12,787	11,571
11/30/19	11,802.45	13,172	12,828	11,591
12/31/19	11,988.36	13,435	12,900	11,628
1/31/20	11,970.09	13,438	13,177	11,818
2/29/20	11,772.04	13,249	13,441	11,960
3/31/20	10,506.75	11,731	12,217	11,561
4/30/20	10,978.82	12,259	11,880	11,425
5/31/20	11,275.38	12,799	12,301	11,767
6/30/20	11,516.83	12,925	12,750	11,858
7/31/20	11,886.05	13,530	13,047	12,025
8/31/20	12,101.83	13,659	13,087	11,996
9/30/20	12,149.51	13,519	13,094	11,998
10/31/20	12,220.8	13,587	13,118	11,981
11/30/20	12,530.99	14,125	13,410	12,133
12/31/20	12,732.46	14,391	13,643	12,204
1/31/21	12,720.62	14,438	13,897	12,273
2/28/21	12,621.61	14,491	13,746	12,106
3/31/21	12,597.58	14,513	13,855	12,173
4/30/21	12,639.89	14,671	14,040	12,271
5/31/21	12,711.48	14,714	14,195	12,320
6/30/21	12,941.5	14,911	14,345	12,356
7/31/21	12,970.94	14,968	14,492	12,442
8/31/21	13,017.34	15,045	14,459	12,408
9/30/21	13,034.41	15,043	14,329	12,324
10/31/21	12,978.78	15,017	14,283	12,312
11/30/21	12,865.15	14,871	14,466	12,403
12/31/21	13,039.74	15,150	14,510	12,420
1/31/22	12,765.55	14,736	14,109	12,124
2/28/22	12,592.63	14,584	13,997	12,062
3/31/22	12,423.18	14,417	13,510	11,733
4/30/22	12,087.02	13,905	13,009	11,416
5/31/22	12,094.52	13,939	13,217	11,584
6/30/22	11,424.13	13,000	12,752	11,379
7/31/22	11,922.94	13,768	13,266	11,673
8/31/22	11,756.1	13,450	12,955	11,406
9/30/22	11,364.79	12,916	12,164	10,992
10/31/22	11,661.07	13,252	11,938	10,913
11/30/22	11,835.93	13,539	12,656	11,418
12/31/22	11,817.09	13,455	12,626	11,421
1/31/23	12,162.71	13,967	13,174	11,743
2/28/23	11,990.37	13,788	12,796	11,470
3/31/23	12,172.02	13,935	12,992	11,708
4/30/23	12,246.04	14,074	13,068	11,694
5/31/23	12,169.85	13,945	13,003	11,606
6/30/23	12,291.56	14,179	13,215	11,709
7/31/23	12,414.4	14,374	13,265	11,739
8/31/23	12,445.1	14,414	13,115	11,610
9/30/23	12,304.11	14,243	12,674	11,299
10/31/23	12,179.69	14,078	12,392	11,171
11/30/23	12,587.22	14,715	13,307	11,830
12/31/23	12,805.38	15,264	13,738	12,110
1/31/24	12,921.71	15,263	13,806	12,091
2/29/24	13,139.03	15,308	13,908	12,101
3/31/24	13,337.29	15,489	14,006	12,099
4/30/24	13,248.11	15,343	13,830	11,969
5/31/24	13,448.57	15,512	13,907	11,940
6/30/24	13,827.85	15,659	14,197	12,130
7/31/24	14,015.67	15,963	14,345	12,235
8/31/24	14,165.93	16,223	14,484	12,335
9/30/24	14,394.31	16,486	14,679	12,460
10/31/24	14,181.74	16,397	14,491	12,297
11/30/24	14,477.29	16,585	14,724	12,483
12/31/24	14,197.33	16,515	14,511	12,340
1/31/25	14,313.07	16,740	14,617	12,385
2/28/25	14,561.9	16,853	14,806	12,510
3/31/25	14,262.41	16,680	14,535	12,311
4/30/25	14,029.12	16,677	14,328	12,242
5/31/25	13,880.91	16,957	14,305	12,232
6/30/25	13,917.38	17,269	14,388	12,319
7/31/25	13,385.13	17,347	14,232	12,289
8/31/25	13,495.28	17,564	14,310	12,390
9/30/25	13,997.99	17,707	14,764	12,670
10/31/25	14,057.63	17,735	14,953	12,806

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	-0.88%	2.84%	3.46%
Class C - with sales charge	-1.82%	2.84%	3.46%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
S&P Municipal Yield Index	3.19%	2.65%	4.11%
S&P Municipal Bond Index	4.14%	1.34%	2.50%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$7,847,779,510
  Number of Portfolio Holdings1,836
  Portfolio Turnover Rate82.00%
  Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AAA	2.9%
AA	10.7%
A	2.7%
BBB	5.2%
BB or lower	9.6%
N/R (Not Rated)	68.8%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class C | FEHCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FEHIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$92	0.92%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class I Shares increased 0.13% in the 12-month period ended October 31, 2025. The S&P Municipal Yield Index increased 3.19%, the S&P Municipal Bond Index increased 4.14% and the Bloomberg U.S. Corporate High Yield Index increased 8.16% for the same period.

• Housing and tax-supported were the largest contributors among sectors, while industrial development/pollution control revenue, tobacco settlement and utility were the only detractors.

• Florida Development Finance Corp. Revenue 8.25% due August 13, 2025 was the leading contributor to performance.

• Florida Development Finance Corp. Revenue with Variable Terms due July 15, 2028 was the largest detractor to performance.

Total Return Based on a $1,000,000 Investment

First Eagle High Yield Municipal Fund (Class I) | $1,555,832
Bloomberg U.S. Corporate High Yield Index | $1,773,479
S&P Municipal Yield Index | $1,495,278
S&P Municipal Bond Index | $1,280,600
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle High Yield Municipal Fund (Class I) | $1,555,832	Bloomberg U.S. Corporate High Yield Index | $1,773,479	S&P Municipal Yield Index | $1,495,278	S&P Municipal Bond Index | $1,280,600
10/31/15	1,000,000	1,000,000	1,000,000	1,000,000
11/30/15	984,252.43	977,771	1,004,738	1,004,304
12/31/15	938,664.65	953,145	1,011,714	1,011,402
1/31/16	903,800.87	937,827	1,018,595	1,022,095
2/29/16	898,511.52	943,188	1,024,817	1,023,692
3/31/16	953,433.06	985,106	1,034,717	1,027,952
4/30/16	999,026.84	1,023,674	1,043,156	1,035,183
5/31/16	1,010,721.73	1,029,995	1,053,649	1,038,422
6/30/16	1,020,909.43	1,039,474	1,080,621	1,055,415
7/31/16	1,039,217.53	1,067,580	1,084,561	1,055,548
8/31/16	1,059,435.39	1,089,913	1,090,289	1,057,944
9/30/16	1,071,089.9	1,097,178	1,092,460	1,053,951
10/31/16	1,085,426.11	1,101,414	1,083,242	1,045,344
11/30/16	1,080,578.16	1,096,185	1,038,234	1,009,140
12/31/16	1,100,031.81	1,116,417	1,043,822	1,019,211
1/31/17	1,112,261.72	1,132,631	1,054,004	1,024,535
2/28/17	1,115,930.34	1,149,116	1,070,106	1,031,412
3/31/17	1,118,476.69	1,146,551	1,073,060	1,033,631
4/30/17	1,129,651.34	1,159,791	1,084,404	1,041,084
5/31/17	1,135,839.4	1,169,877	1,095,898	1,054,791
6/30/17	1,132,019.95	1,171,459	1,095,175	1,052,408
7/31/17	1,140,823.88	1,184,432	1,101,974	1,059,357
8/31/17	1,134,759.59	1,183,968	1,112,817	1,067,644
9/30/17	1,145,187	1,194,599	1,103,186	1,062,799
10/31/17	1,152,134.1	1,199,645	1,102,461	1,064,186
11/30/17	1,152,150.26	1,196,582	1,105,477	1,059,590
12/31/17	1,153,551.82	1,200,198	1,117,138	1,069,636
1/31/18	1,165,306.89	1,207,397	1,114,420	1,059,476
2/28/18	1,153,388.79	1,197,135	1,112,840	1,055,361
3/31/18	1,163,977.18	1,189,904	1,124,722	1,059,765
4/30/18	1,166,169.34	1,197,646	1,128,000	1,056,107
5/31/18	1,169,843.09	1,197,314	1,145,959	1,068,059
6/30/18	1,173,964.77	1,202,120	1,152,465	1,069,404
7/31/18	1,180,523.4	1,215,240	1,158,646	1,072,145
8/31/18	1,185,451.59	1,224,202	1,167,100	1,074,129
9/30/18	1,193,081.97	1,231,019	1,161,492	1,067,898
10/31/18	1,183,661.78	1,211,339	1,147,391	1,060,891
11/30/18	1,167,498.61	1,200,918	1,151,557	1,071,897
12/31/18	1,148,640.19	1,175,206	1,163,000	1,084,139
1/31/19	1,177,291.52	1,228,328	1,169,800	1,092,107
2/28/19	1,195,868.4	1,248,755	1,180,516	1,097,853
3/31/19	1,195,747.89	1,260,500	1,208,412	1,114,077
4/30/19	1,204,832.35	1,278,422	1,214,920	1,117,797
5/31/19	1,199,930.28	1,263,228	1,235,576	1,132,832
6/30/19	1,219,831.4	1,292,019	1,243,041	1,137,689
7/31/19	1,226,373.17	1,299,304	1,251,969	1,146,452
8/31/19	1,233,248.28	1,304,501	1,279,629	1,162,893
9/30/19	1,235,527.44	1,309,252	1,276,719	1,155,384
10/31/19	1,229,093.4	1,312,868	1,278,743	1,157,102
11/30/19	1,232,128.94	1,317,154	1,282,849	1,159,053
12/31/19	1,251,186.15	1,343,488	1,289,989	1,162,845
1/31/20	1,250,394.23	1,343,845	1,317,677	1,181,779
2/29/20	1,230,766.64	1,324,895	1,344,068	1,196,046
3/31/20	1,099,647.36	1,173,067	1,221,702	1,156,135
4/30/20	1,149,950.7	1,225,919	1,188,035	1,142,530
5/31/20	1,182,005.59	1,279,926	1,230,129	1,176,661
6/30/20	1,208,329.13	1,292,454	1,274,972	1,185,800
7/31/20	1,248,123.84	1,353,046	1,304,705	1,202,488
8/31/20	1,273,374.68	1,365,908	1,308,748	1,199,567
9/30/20	1,278,007.02	1,351,859	1,309,407	1,199,834
10/31/20	1,286,653.23	1,358,724	1,311,840	1,198,139
11/30/20	1,320,393.57	1,412,475	1,341,038	1,213,339
12/31/20	1,342,776.9	1,439,060	1,364,277	1,220,445
1/31/21	1,342,654.64	1,443,820	1,389,661	1,227,316
2/28/21	1,333,345.19	1,449,124	1,374,638	1,210,634
3/31/21	1,333,470.76	1,451,291	1,385,537	1,217,293
4/30/21	1,337,573.77	1,467,055	1,403,994	1,227,079
5/31/21	1,346,307.55	1,471,394	1,419,509	1,232,016
6/30/21	1,371,790.48	1,491,105	1,434,527	1,235,562
7/31/21	1,377,655.88	1,496,784	1,449,192	1,244,202
8/31/21	1,382,223.07	1,504,474	1,445,937	1,240,845
9/30/21	1,385,183.14	1,504,309	1,432,873	1,232,388
10/31/21	1,380,469.45	1,501,733	1,428,255	1,231,178
11/30/21	1,369,629.82	1,487,128	1,446,584	1,240,253
12/31/21	1,389,492.48	1,515,003	1,450,959	1,242,035
1/31/22	1,361,607.85	1,473,578	1,410,897	1,212,382
2/28/22	1,344,204.46	1,458,448	1,399,706	1,206,174
3/31/22	1,327,242.67	1,441,728	1,350,973	1,173,342
4/30/22	1,292,437.18	1,390,463	1,300,884	1,141,574
5/31/22	1,294,276.1	1,393,871	1,321,740	1,158,435
6/30/22	1,223,607.04	1,300,023	1,275,187	1,137,856
7/31/22	1,277,972.88	1,376,768	1,326,612	1,167,280
8/31/22	1,261,157.92	1,345,042	1,295,465	1,140,577
9/30/22	1,220,214.43	1,291,617	1,216,385	1,099,171
10/31/22	1,252,985.64	1,325,183	1,193,763	1,091,324
11/30/22	1,272,838.55	1,353,947	1,265,586	1,141,831
12/31/22	1,271,947.24	1,345,496	1,262,572	1,142,098
1/31/23	1,310,194.67	1,396,722	1,317,373	1,174,320
2/28/23	1,292,641.01	1,378,767	1,279,587	1,146,975
3/31/23	1,313,291.38	1,393,505	1,299,233	1,170,820
4/30/23	1,322,342.35	1,407,420	1,306,775	1,169,394
5/31/23	1,315,222.28	1,394,523	1,300,334	1,160,630
6/30/23	1,329,440.4	1,417,857	1,321,509	1,170,929
7/31/23	1,343,832.56	1,437,420	1,326,467	1,173,892
8/31/23	1,348,278.23	1,441,401	1,311,489	1,160,971
9/30/23	1,334,113.1	1,424,349	1,267,383	1,129,902
10/31/23	1,321,756.4	1,407,762	1,239,175	1,117,099
11/30/23	1,367,051.97	1,471,539	1,330,725	1,183,007
12/31/23	1,391,836.65	1,526,398	1,373,775	1,210,990
1/31/24	1,405,327.15	1,526,338	1,380,622	1,209,138
2/29/24	1,429,873.9	1,530,798	1,390,800	1,210,067
3/31/24	1,452,728.6	1,548,907	1,400,626	1,209,874
4/30/24	1,444,183.63	1,534,347	1,382,979	1,196,907
5/31/24	1,467,244.09	1,551,204	1,390,733	1,194,006
6/30/24	1,509,853.91	1,565,854	1,419,716	1,213,050
7/31/24	1,531,622.14	1,596,295	1,434,532	1,223,509
8/31/24	1,549,348.19	1,622,334	1,448,374	1,233,545
9/30/24	1,575,671.57	1,648,582	1,467,904	1,245,951
10/31/24	1,553,753.4	1,639,671	1,449,083	1,229,692
11/30/24	1,587,487.85	1,658,535	1,472,398	1,248,333
12/31/24	1,558,151.23	1,651,464	1,451,061	1,234,031
1/31/25	1,574,032.77	1,674,029	1,461,744	1,238,538
2/28/25	1,600,912.66	1,685,266	1,480,619	1,250,954
3/31/25	1,569,371.18	1,668,038	1,453,538	1,231,118
4/30/25	1,545,035.43	1,667,702	1,432,821	1,224,172
5/31/25	1,529,998.57	1,695,715	1,430,475	1,223,194
6/30/25	1,535,293.29	1,726,902	1,438,816	1,231,897
7/31/25	1,477,812.95	1,734,683	1,423,209	1,228,857
8/31/25	1,491,205.05	1,756,364	1,430,984	1,238,999
9/30/25	1,547,972.52	1,770,691	1,476,394	1,266,965
10/31/25	1,555,831.6	1,773,479	1,495,278	1,280,600

The above chart represents historical performance of a hypothetical $1,000,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
Class I	0.13%	3.87%	4.52%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
S&P Municipal Yield Index	3.19%	2.65%	4.11%
S&P Municipal Bond Index	4.14%	1.34%	2.50%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$7,847,779,510
  Number of Portfolio Holdings1,836
  Portfolio Turnover Rate82.00%
  Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AAA	2.9%
AA	10.7%
A	2.7%
BBB	5.2%
BB or lower	9.6%
N/R (Not Rated)	68.8%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class I | FEHIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FEHRX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$83	0.83%

How Did the Fund Perform Last Year?

The NAV of First Eagle High Yield Municipal Fund Class R6 Shares increased 0.10% in the 12-month period ended October 31, 2025. The S&P Municipal Yield Index increased 3.19%, the S&P Municipal Bond Index increased 4.14% and the Bloomberg U.S. Corporate High Yield Index increased 8.16% for the same period.

• Housing and tax-supported were the largest contributors among sectors, while industrial development/pollution control revenue, tobacco settlement and utility were the only detractors.

• Florida Development Finance Corp. Revenue 8.25% due August 13, 2025 was the leading contributor to performance.

• Florida Development Finance Corp. Revenue with Variable Terms due July 15, 2028 was the largest detractor to performance.

Total Return Based on a $10,000 Investment

First Eagle High Yield Municipal Fund (Class R6) | $13,951
Bloomberg U.S. Corporate High Yield Index | $15,433
S&P Municipal Yield Index | $13,973
S&P Municipal Bond Index | $12,416
$20,000
$15,000
$10,000
$5,000
$0
3/1/17
3/31/17
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	First Eagle High Yield Municipal Fund (Class R6) | $13,951	Bloomberg U.S. Corporate High Yield Index | $15,433	S&P Municipal Yield Index | $13,973	S&P Municipal Bond Index | $12,416
3/1/17	10,000	10,000	10,000	10,000
3/31/17	10,010.66	9,978	10,028	10,022
4/30/17	10,099.78	10,093	10,134	10,094
5/31/17	10,155.37	10,181	10,241	10,227
6/30/17	10,121.47	10,194	10,234	10,204
7/31/17	10,200.48	10,307	10,298	10,271
8/31/17	10,157.73	10,303	10,399	10,351
9/30/17	10,250.98	10,396	10,309	10,304
10/31/17	10,299.05	10,440	10,302	10,318
11/30/17	10,299.03	10,413	10,331	10,273
12/31/17	10,322.92	10,445	10,440	10,371
1/31/18	10,427.99	10,507	10,414	10,272
2/28/18	10,321.27	10,418	10,399	10,232
3/31/18	10,404.15	10,355	10,510	10,275
4/30/18	10,423.62	10,422	10,541	10,239
5/31/18	10,454.9	10,419	10,709	10,355
6/30/18	10,493.19	10,461	10,770	10,368
7/31/18	10,550.29	10,575	10,827	10,395
8/31/18	10,604.71	10,653	10,906	10,414
9/30/18	10,659.64	10,713	10,854	10,354
10/31/18	10,587.4	10,541	10,722	10,286
11/30/18	10,431.34	10,451	10,761	10,393
12/31/18	10,263.12	10,227	10,868	10,511
1/31/19	10,518.39	10,689	10,932	10,588
2/28/19	10,684.76	10,867	11,032	10,644
3/31/19	10,684.14	10,969	11,292	10,801
4/30/19	10,765.77	11,125	11,353	10,838
5/31/19	10,722.24	10,993	11,546	10,983
6/30/19	10,900.42	11,244	11,616	11,030
7/31/19	10,959.42	11,307	11,699	11,115
8/31/19	11,021.43	11,352	11,958	11,275
9/30/19	11,042.35	11,394	11,931	11,202
10/31/19	10,984.53	11,425	11,950	11,219
11/30/19	11,012.1	11,462	11,988	11,238
12/31/19	11,182.84	11,691	12,055	11,274
1/31/20	11,176.28	11,695	12,314	11,458
2/29/20	11,001.2	11,530	12,560	11,596
3/31/20	9,829.49	10,208	11,417	11,209
4/30/20	10,279.59	10,668	11,102	11,077
5/31/20	10,566.48	11,138	11,495	11,408
6/30/20	10,802.02	11,247	11,914	11,497
7/31/20	11,158.11	11,775	12,192	11,659
8/31/20	11,380.37	11,887	12,230	11,630
9/30/20	11,419.23	11,764	12,236	11,633
10/31/20	11,494.38	11,824	12,259	11,616
11/30/20	11,796.39	12,292	12,532	11,764
12/31/20	11,997.01	12,523	12,749	11,833
1/31/21	11,996.5	12,565	12,986	11,899
2/28/21	11,913.51	12,611	12,846	11,738
3/31/21	11,914.81	12,630	12,948	11,802
4/30/21	11,951.64	12,767	13,120	11,897
5/31/21	12,030.09	12,805	13,265	11,945
6/30/21	12,258.21	12,976	13,405	11,979
7/31/21	12,311.02	13,026	13,543	12,063
8/31/21	12,352.54	13,092	13,512	12,031
9/30/21	12,379.71	13,091	13,390	11,949
10/31/21	12,338.37	13,069	13,347	11,937
11/30/21	12,242.14	12,942	13,518	12,025
12/31/21	12,420.44	13,184	13,559	12,042
1/31/22	12,171.85	12,824	13,185	11,755
2/28/22	12,017.2	12,692	13,080	11,694
3/31/22	11,866.63	12,546	12,625	11,376
4/30/22	11,556.5	12,100	12,157	11,068
5/31/22	11,573.67	12,130	12,351	11,232
6/30/22	10,942.61	11,313	11,916	11,032
7/31/22	11,429.72	11,981	12,397	11,317
8/31/22	11,280.27	11,705	12,106	11,058
9/30/22	10,914.96	11,240	11,367	10,657
10/31/22	11,207.86	11,532	11,156	10,581
11/30/22	11,386.02	11,783	11,827	11,071
12/31/22	11,378.61	11,709	11,799	11,073
1/31/23	11,720.78	12,155	12,311	11,386
2/28/23	11,563.74	11,999	11,958	11,120
3/31/23	11,748.44	12,127	12,141	11,352
4/30/23	11,829.45	12,248	12,212	11,338
5/31/23	11,765.58	12,136	12,151	11,253
6/30/23	11,876.02	12,339	12,349	11,353
7/31/23	12,019.62	12,509	12,396	11,381
8/31/23	12,059.36	12,544	12,256	11,256
9/30/23	11,932.65	12,395	11,844	10,955
10/31/23	11,822.18	12,251	11,580	10,831
11/30/23	12,228.42	12,806	12,435	11,470
12/31/23	12,451.7	13,283	12,838	11,741
1/31/24	12,571.97	13,283	12,902	11,723
2/29/24	12,825.65	13,322	12,997	11,732
3/31/24	13,017.45	13,479	13,089	11,730
4/30/24	12,957.13	13,352	12,924	11,605
5/31/24	13,164.07	13,499	12,996	11,576
6/30/24	13,545.24	13,627	13,267	11,761
7/31/24	13,740.37	13,892	13,406	11,862
8/31/24	13,899.1	14,118	13,535	11,960
9/30/24	14,141.77	14,347	13,717	12,080
10/31/24	13,937.07	14,269	13,542	11,922
11/30/24	14,230.28	14,433	13,759	12,103
12/31/24	13,975.08	14,372	13,560	11,964
1/31/25	14,108.63	14,568	13,660	12,008
2/28/25	14,357.17	14,666	13,836	12,129
3/31/25	14,065.4	14,516	13,583	11,936
4/30/25	13,851.12	14,513	13,390	11,869
5/31/25	13,732.45	14,757	13,368	11,859
6/30/25	13,779.97	15,028	13,446	11,944
7/31/25	13,248.11	15,096	13,300	11,914
8/31/25	13,369	15,284	13,372	12,013
9/30/25	13,896.39	15,409	13,797	12,284
10/31/25	13,950.99	15,433	13,973	12,416

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	0.10%	3.95%	3.92%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.13%
S&P Municipal Yield Index	3.19%	2.65%	3.94%
S&P Municipal Bond Index	4.14%	1.34%	2.53%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$7,847,779,510
  Number of Portfolio Holdings1,836
  Portfolio Turnover Rate82.00%
  Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AAA	2.9%
AA	10.7%
A	2.7%
BBB	5.2%
BB or lower	9.6%
N/R (Not Rated)	68.8%
N/A (not applicable)	0.1%
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FEHRX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class A | FDUAX

This Annual Shareholder Report contains important information about the Class A shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$86	0.85%

How Did the Fund Perform Last Year?

The NAV of First Eagle Short Duration High Yield Municipal Fund Class A Shares1 increased 1.95%

in the 12-month period ended October 31, 2025. The S&P Short Duration Municipal Yield Index increased 4.20% and the S&P Municipal Bond Index increased 4.14% for the same period.

• Utility and other revenue were the largest contributors among sectors, while industrial development revenue/pollution control revenue was the only detractor and transportation was the next weakest performing sector.

• Florida Development Finance Corp. Revenue 8.25% due August 13, 2025 was the leading contributor to performance.

• Florida Development Finance Corp. Revenue with Variable Terms due July 15, 2028 was the largest detractor to performance.

1 Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,562
S&P Municipal Bond Index | $10,575
S&P Short Duration Municipal Yield Index | $10,627
$15,000
$10,000
$5,000
$0
1/2/24
1/31/24
4/30/24
7/31/24
10/31/24
1/31/25
4/30/25
7/31/25
10/31/25

	First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,562	S&P Municipal Bond Index | $10,575	S&P Short Duration Municipal Yield Index | $10,627
1/2/24	9,746.59	10,000	10,000
1/31/24	9,819.76	9,985	10,034
2/29/24	9,858.66	9,992	10,041
3/31/24	9,909.43	9,991	10,040
4/30/24	9,934.88	9,884	9,932
5/31/24	9,990.56	9,860	9,908
6/30/24	10,134.98	10,017	10,066
7/31/24	10,241.75	10,103	10,153
8/31/24	10,339.61	10,186	10,236
9/30/24	10,421.21	10,289	10,339
10/31/24	10,360.28	10,154	10,204
11/30/24	10,490.06	10,308	10,359
12/31/24	10,446.21	10,190	10,240
1/31/25	10,525.19	10,227	10,277
2/28/25	10,634.55	10,330	10,381
3/31/25	10,590.71	10,166	10,216
4/30/25	10,505.58	10,109	10,158
5/31/25	10,523.64	10,101	10,150
6/30/25	10,572.8	10,173	10,222
7/31/25	10,314.05	10,148	10,197
8/31/25	10,419.47	10,231	10,281
9/30/25	10,579.29	10,462	10,513
10/31/25	10,561.91	10,575	10,627

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (1/2/24)
Class A - without sales charge	1.95%	4.49%
Class A - with sales charge	-0.57%	3.03%
S&P Municipal Bond Index	4.14%	3.08%
S&P Short Duration Municipal Yield Index	4.20%	4.38%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,558,753,154
  Number of Portfolio Holdings700
  Portfolio Turnover Rate114.60%
  Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	0.4%
AA	8.5%
A	5.0%
BBB	7.0%
BB or lower	21.8%
N/R (Not Rated)	57.3%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle Short Duration High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class A | FDUAX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class C | FDYCX

This Annual Shareholder Report contains important information about the Class C shares of the Fund, and a material change that occurred for the period of July 11, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Period July 11, 2025 to October 31, 2025?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$49Footnote Reference1	1.60%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period July 11, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

How Did the Fund Perform for the Period July 11, 2025 to October 31, 2025?

The NAV of First Eagle Short Duration High Yield Municipal Fund Class C Shares1 increased 0.09%

in the period since inception on July 11, 2025 and ended October 31, 2025. The S&P Short Duration Municipal Yield Index increased 2.08% and the S&P Municipal Bond Index increased 4.04% for the same period.

• Education and tax-supported were the largest contributors among sectors, while industrial development revenue/pollution control revenue was the only detractor and other revenue was the next weakest-performing sector.

• Westchester County Health Care Corp Group Revenue Bond was the leading contributor to performance.

• Brightline Trains Florida LLC was the largest detractor to performance.

1 Reflects performance for Class C shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

Total Return Based on a $10,000 Investment

First Eagle Short Duration High Yield Municipal Fund (Class C) | $9,910
S&P Municipal Bond Index | $10,395
S&P Short Duration Municipal Yield Index | $10,197
$15,000
$10,000
$5,000
$0
7/11/25
7/31/25
10/31/25

	First Eagle Short Duration High Yield Municipal Fund (Class C) | $9,910	S&P Municipal Bond Index | $10,395	S&P Short Duration Municipal Yield Index | $10,197
7/11/25	10,000	10,000	10,000
7/31/25	9,790.53	9,975	9,973
8/31/25	9,884.48	10,058	10,061
9/30/25	10,030.74	10,285	10,180
10/31/25	9,910.01	10,395	10,197

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	Since Inception (7/11/25)
Class C - without sales charge	0.09%
Class C - with sales charge	-0.90%
S&P Municipal Bond Index	4.04%
S&P Short Duration Municipal Yield Index	2.08%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,558,753,154
  Number of Portfolio Holdings700
  Portfolio Turnover Rate114.60%
  Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	0.4%
AA	8.5%
A	5.0%
BBB	7.0%
BB or lower	21.8%
N/R (Not Rated)	57.3%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since July 11, 2025 . For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle Short Duration High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class C | FDYCX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class I | FDUIX

This Annual Shareholder Report contains important information about the Class I shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$61	0.60%

How Did the Fund Perform Last Year?

The NAV of First Eagle Short Duration High Yield Municipal Fund Class I Shares increased 2.20%

in the 12-month period ended October 31, 2025. The S&P Short Duration Municipal Yield Index increased 4.20% and the S&P Municipal Bond Index increased 4.14% for the same period.

• Utility and other revenue were the largest contributors among sectors, while industrial development revenue/pollution control revenue was the only detractor and transportation was the next weakest performing sector.

• Florida Development Finance Corp. Revenue 8.25% due August 13, 2025 was the leading contributor to performance.

• Florida Development Finance Corp. Revenue with Variable Terms due July 15, 2028 was the largest detractor to performance.

Total Return Based on a $1,000,000 Investment

First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,089,002
S&P Municipal Bond Index | $1,057,482
S&P Short Duration Municipal Yield Index | $1,062,652
$1,500,000
$1,000,000
$500,000
$0
1/2/24
1/31/24
4/30/24
7/31/24
10/31/24
1/31/25
4/30/25
7/31/25
10/31/25

	First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,089,002	S&P Municipal Bond Index | $1,057,482	S&P Short Duration Municipal Yield Index | $1,062,652
1/2/24	1,000,000	1,000,000	1,000,000
1/31/24	1,007,698.89	998,471	1,003,352
2/29/24	1,011,451.89	999,238	1,004,124
3/31/24	1,017,506.89	999,079	1,003,963
4/30/24	1,020,340.8	988,371	993,203
5/31/24	1,026,339.67	985,976	990,796
6/30/24	1,041,426.76	1,001,701	1,006,598
7/31/24	1,051,649.03	1,010,338	1,015,278
8/31/24	1,062,993.92	1,018,626	1,023,606
9/30/24	1,071,641.3	1,028,870	1,033,900
10/31/24	1,065,593.39	1,015,444	1,020,409
11/30/24	1,078,124.16	1,030,837	1,035,877
12/31/24	1,073,871.97	1,019,027	1,024,009
1/31/25	1,083,225.9	1,022,749	1,027,749
2/28/25	1,094,731.73	1,033,001	1,038,052
3/31/25	1,090,437.61	1,016,622	1,021,592
4/30/25	1,081,882.33	1,010,886	1,015,828
5/31/25	1,083,964.39	1,010,078	1,015,016
6/30/25	1,089,256.06	1,017,265	1,022,238
7/31/25	1,062,775.13	1,014,754	1,019,715
8/31/25	1,073,865.89	1,023,129	1,028,131
9/30/25	1,090,574.08	1,046,223	1,051,338
10/31/25	1,089,002.3	1,057,482	1,062,652

The above chart represents historical performance of a hypothetical $1,000,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (1/2/24)
Class I	2.20%	4.77%
S&P Municipal Bond Index	4.14%	3.08%
S&P Short Duration Municipal Yield Index	4.20%	4.38%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,558,753,154
  Number of Portfolio Holdings700
  Portfolio Turnover Rate114.60%
  Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	0.4%
AA	8.5%
A	5.0%
BBB	7.0%
BB or lower	21.8%
N/R (Not Rated)	57.3%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle Short Duration High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class I | FDUIX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

October 31, 2025

Annual Shareholder Report

Class R6 | FDURX

This Annual Shareholder Report contains important information about the Class R6 shares of the Fund, and a material change that occurred for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle Short Duration High Yield Municipal Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$61	0.60%

How Did the Fund Perform Last Year?

The NAV of First Eagle Short Duration High Yield Municipal Fund Class R6 Shares increased 2.23%

in the 12-month period ended October 31, 2025. The S&P Short Duration Municipal Yield Index increased 4.20% and the S&P Municipal Bond Index increased 4.14% for the same period.

• Utility and other revenue were the largest contributors among sectors, while industrial development revenue/pollution control revenue was the only detractor and transportation was the next weakest performing sector.

• Florida Development Finance Corp. Revenue 8.25% due August 13, 2025 was the leading contributor to performance.

• Florida Development Finance Corp. Revenue with Variable Terms due July 15, 2028 was the largest detractor to performance.

Total Return Based on a $10,000 Investment

First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,892
S&P Municipal Bond Index | $10,575
S&P Short Duration Municipal Yield Index | $10,627
$15,000
$10,000
$5,000
$0
1/2/24
1/31/24
4/30/24
7/31/24
10/31/24
1/31/25
4/30/25
7/31/25
10/31/25

	First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,892	S&P Municipal Bond Index | $10,575	S&P Short Duration Municipal Yield Index | $10,627
1/2/24	10,000	10,000	10,000
1/31/24	10,076.99	9,985	10,034
2/29/24	10,118.89	9,992	10,041
3/31/24	10,173.35	9,991	10,040
4/30/24	10,201.6	9,884	9,932
5/31/24	10,261.63	9,860	9,908
6/30/24	10,412.29	10,017	10,066
7/31/24	10,524.83	10,103	10,153
8/31/24	10,627.84	10,186	10,236
9/30/24	10,724.93	10,289	10,339
10/31/24	10,654.33	10,154	10,204
11/30/24	10,790.13	10,308	10,359
12/31/24	10,748.04	10,190	10,240
1/31/25	10,831.37	10,227	10,277
2/28/25	10,946.52	10,330	10,381
3/31/25	10,903.93	10,166	10,216
4/30/25	10,818.87	10,109	10,158
5/31/25	10,839.73	10,101	10,150
6/30/25	10,892.64	10,173	10,222
7/31/25	10,628.93	10,148	10,197
8/31/25	10,750.55	10,231	10,281
9/30/25	10,906.95	10,462	10,513
10/31/25	10,891.58	10,575	10,627

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	Since Inception (1/2/24)
Class R6	2.23%	4.78%
S&P Municipal Bond Index	4.14%	3.08%
S&P Short Duration Municipal Yield Index	4.20%	4.38%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$1,558,753,154
  Number of Portfolio Holdings700
  Portfolio Turnover Rate114.60%
  Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Bond Credit QualityFootnote Reference4

Based on total investments in the portfolio

AAA	0.4%
AA	8.5%
A	5.0%
BBB	7.0%
BB or lower	21.8%
N/R (Not Rated)	57.3%
N/A (not applicable)	0.0%Footnote Reference3
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	Less than 0.05%.
Footnote[4]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

First Eagle Short Duration High Yield Municipal Fund

October 31, 2025

Annual Shareholder Report

Class R6 | FDURX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit http://www.firsteagle.com.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has designated Mandakini Puri, Paul J. Lawler, William M. Kelly and Jean Hamilton as Audit Committee Financial Experts. Ms. Puri, Mr. Lawler, Mr. Kelly and Ms. Hamilton are considered by the Board to be independent trustees.

Item 4. Principal Accountant Fees and Services.

(a)            Audit Fees:

For the Fiscal years ended October 31, 2025 and October 31, 2024, the aggregate PricewaterhouseCoopers LLP (PwC) audit fees for professional services rendered to the registrant were approximately $690,728 and $726,359, respectively. Fees included in the audit fees category are those associated with the annual audits of the financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)            Audit Related Fees:

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate PwC fees for assurance and related services rendered to the registrant were approximately $0 and $0, respectively.

(c)            Tax Fees

In each fiscal year ended October 31, 2025 and October 31, 2024, the aggregate tax fees billed by PwC for professional services rendered to the registrant were approximately $712,100 and $700,335, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to audits. This category comprises fees for tax compliance and preparation of tax returns.

(d)            All Other Fees:

In each of the fiscal years ended October 31, 2025 and October 31, 2024, there were no fees billed by PwC for products and services, other than 4(a)-(c) above, rendered to the registrant.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval by the committee or a designated member thereof. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit and non-audit services requiring fees of a de minimis amount is not permitted.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) According to PwC, for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons who are not full-time, permanent employees of PwC was 0%.

(g) Other than as described in the table above, the aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant (“covered”), its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser (“non-covered”) that provides ongoing services to the registrant was $0 in 2025 and 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable to this report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Report

October 31, 2025

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Fund (formerly First Eagle U.S. Value Fund)

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle Rising Dividend Fund

First Eagle Small Cap Opportunity Fund

First Eagle U.S. Smid Cap Opportunity Fund

First Eagle Global Real Assets Fund

First Eagle High Yield Municipal Fund

First Eagle Short Duration High Yield Municipal Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Annual Report | October 31, 2025

Table of Contents

Item 7

First Eagle Global Fund Consolidated Schedule of Investments	4
First Eagle Overseas Fund Consolidated Schedule of Investments	15
First Eagle U.S. Value Fund (formerly First Eagle U.S. Value Fund) Consolidated Schedule of Investments	25
First Eagle Gold Fund Consolidated Schedule of Investments	32
First Eagle Global Income Builder Fund Schedule of Investments	36
First Eagle Rising Dividend Schedule of Investments	50
First Eagle Small Cap Opportunity Fund Schedule of Investments	54
First Eagle U.S. Smid Cap Opportunity Fund Schedule of Investments	66
First Eagle Global Real Assets Fund Consolidated Schedule of Investments	71
First Eagle High Yield Municipal Fund Schedule of Investments	75
First Eagle Short Duration High Yield Municipal Fund Schedule of Investments	192
Statements of Assets and Liabilities	242
Statements of Operations	254
Statements of Changes in Net Assets	266
Statement of Cash Flow	284
Financial Highlights	286
Notes to Financial Statements	300
Report of Independent Registered Accounting Firm	336
Item 8 Changes in and Disagreements with Accountants	338
Item 9 Proxy Disclosures	338
Item 10 Remuneration Paid to Directors, Officers, and Others	339
Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract	339
General Information	340
Tax Information	341
Privacy Notice	343

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 83.6%
Belgium — 0.8%
Groupe Bruxelles Lambert NV	6,081,911	534,542,698
Brazil — 1.1%
Ambev SA, ADR	166,791,911	385,289,314
Itausa SA (Preference)	167,347,694	362,382,668
		747,671,982
Canada — 5.4%
Agnico Eagle Mines Ltd.	1,999,447	321,582,300
Barrick Mining Corp.	15,868,592	520,489,818
Franco-Nevada Corp.	2,427,224	453,394,471
Imperial Oil Ltd.	10,558,962	933,898,425
Nutrien Ltd.	6,438,891	350,597,615
Power Corp. of Canada	10,763,570	504,200,598
Wheaton Precious Metals Corp.	6,542,920	631,522,638
		3,715,685,865
China — 3.0%
Alibaba Group Holding Ltd.	37,671,592	801,604,355
Prosus NV*	18,115,368	1,252,106,140
		2,053,710,495
France — 3.0%
Danone SA	6,769,033	597,818,262
Legrand SA	1,813,338	313,141,173
LVMH Moet Hennessy Louis Vuitton SE	1,249,732	883,339,557
Pluxee NV	1,781,470	34,413,592
Sodexo SA	2,131,829	118,040,281
Wendel SE	867,489	81,422,830
		2,028,175,695
Germany — 1.7%
Brenntag SE	1,126,149	62,544,912
Henkel AG & Co. KGaA (Preference)	3,516,726	284,900,151
Merck KGaA	6,071,389	795,313,260
		1,142,758,323

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Hong Kong — 2.1%
AIA Group Ltd.	41,248,000	401,373,425
CK Asset Holdings Ltd.	54,929,000	271,747,323
Guoco Group Ltd. (a)	12,748,580	127,148,651
Hongkong Land Holdings Ltd.	31,759,300	194,059,569
Jardine Matheson Holdings Ltd.	7,051,271	414,012,413
		1,408,341,381
Japan — 6.1%
Chofu Seisakusho Co. Ltd. (b)	2,102,200	26,654,002
FANUC Corp.	17,670,600	589,693,480
Hirose Electric Co. Ltd.	1,258,915	168,653,386
Hoshizaki Corp.	6,107,800	214,904,328
Keyence Corp.	375,300	139,286,890
Mitsubishi Electric Corp.	21,523,500	611,108,283
MS&AD Insurance Group Holdings, Inc.	23,189,560	478,040,302
Secom Co. Ltd.	12,674,260	428,450,971
Shimano, Inc. (b)	4,397,890	460,748,849
SMC Corp.	1,831,956	627,119,812
Sompo Holdings, Inc.	11,283,000	343,854,759
T Hasegawa Co. Ltd. (b)	3,002,800	52,610,563
USS Co. Ltd.	2,597,200	28,667,591
		4,169,793,216
Mexico — 2.0%
Fomento Economico Mexicano SAB de CV, ADR	6,677,092	630,050,401
Fresnillo plc	4,454,810	130,272,804
Grupo Mexico SAB de CV, Series B	35,279,302	305,006,405
Industrias Penoles SAB de CV*	3,190,717	132,085,396
Wal-Mart de Mexico SAB de CV	61,958,380	204,832,667
		1,402,247,673
Netherlands — 0.5%
Heineken Holding NV	3,269,505	220,793,199
Heineken NV	1,762,645	136,485,654
		357,278,853

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Norway — 0.2%
Orkla ASA	16,166,787	164,194,931
South Korea — 4.3%
Hyundai Mobis Co. Ltd.	999,985	221,134,137
KT&G Corp.	5,242,098	493,343,755
NAVER Corp.	1,857,627	348,149,320
Samsung Electronics Co. Ltd.	11,473,361	863,671,241
Samsung Electronics Co. Ltd. (Preference)	12,016,075	709,128,211
Samsung Life Insurance Co. Ltd.	2,998,664	324,063,502
		2,959,490,166
Sweden — 1.0%
Investor AB, Class A	4,970,940	163,515,728
Investor AB, Class B	11,255,824	370,618,838
Svenska Handelsbanken AB, Class A	10,429,006	136,091,600
		670,226,166
Switzerland — 3.2%
Cie Financiere Richemont SA (Registered)	4,453,017	880,832,195
Nestle SA (Registered)	6,438,767	615,214,275
Schindler Holding AG	1,687,339	601,030,664
Schindler Holding AG (Registered)	211,870	71,620,560
		2,168,697,694
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,514,485	1,055,856,729
Thailand — 0.3%
Bangkok Bank PCL, NVDR	42,690,800	209,195,799
United Kingdom — 7.5%
BAE Systems plc	21,476,029	529,029,493
Berkeley Group Holdings plc (b)	6,528,960	345,869,867
British American Tobacco plc	20,248,964	1,037,061,808
Derwent London plc, REIT	4,966,240	114,995,626
Diageo plc	9,616,920	221,206,040
Haleon plc	107,935,852	501,926,746
Lloyds Banking Group plc	332,182,803	389,480,859
Reckitt Benckiser Group plc	9,376,596	717,207,218
Shell plc	12,805,177	480,778,596

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
United Kingdom — 7.5% (continued)
Unilever plc	12,894,404	780,839,625
		5,118,395,878
United States — 39.9%
Alphabet, Inc., Class A	2,694,360	757,627,088
Alphabet, Inc., Class C	5,094,822	1,435,822,736
American Express Co.	1,267,879	457,361,992
Analog Devices, Inc.	1,391,521	325,796,812
Bank of New York Mellon Corp. (The)	7,468,582	806,084,055
Becton Dickinson & Co.	7,827,190	1,398,797,125
Berkshire Hathaway, Inc., Class A*	434	310,631,160
Bio-Rad Laboratories, Inc., Class A*	1,878,739	600,351,047
BXP, Inc., REIT	2,473,129	176,062,054
Carlisle Cos., Inc.	403,991	131,317,275
CH Robinson Worldwide, Inc. (b)	7,566,045	1,165,095,270
Charter Communications, Inc., Class A*	1,020,339	238,596,072
Colgate-Palmolive Co.	5,342,322	411,625,910
Comcast Corp., Class A	24,979,449	695,302,963
Cummins, Inc.	943,076	412,765,504
Deere & Co.	381,724	176,215,250
Dentsply Sirona, Inc. (b)	10,435,979	131,597,695
Dollar General Corp.	4,406,100	434,705,826
Douglas Emmett, Inc., REIT (b)	9,162,021	118,556,552
Elevance Health, Inc.	2,844,869	902,392,447
Equity Residential, REIT	6,189,955	367,930,925
Expeditors International of Washington, Inc.	4,576,022	557,817,082
Extra Space Storage, Inc., REIT	1,304,682	174,227,234
Exxon Mobil Corp.	5,306,628	606,865,978
Ferguson Enterprises, Inc.	444,071	110,351,643
Fidelity National Financial, Inc.	4,297,027	237,367,771
HCA Healthcare, Inc.	2,734,128	1,256,823,959
International Flavors & Fragrances, Inc.	6,474,034	407,669,921
IPG Photonics Corp.* (b)	3,319,802	282,581,546
JG Boswell Co.	2,485	1,150,555
Medtronic plc	6,658,084	603,888,219

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
United States — 39.9% (continued)
Meta Platforms, Inc., Class A	2,449,415	1,588,078,215
Microsoft Corp.	391,945	202,953,040
Mills Music Trust* (b)	31,592	758,208
Newmont Corp.	6,221,162	503,727,487
Noble Corp. plc (b)	9,141,720	268,309,482
NOV, Inc. (b)	28,255,276	412,527,030
Omnicom Group, Inc.	4,515,387	338,744,333
ONEOK, Inc.	5,659,323	379,174,641
Oracle Corp.	6,449,364	1,693,667,480
Philip Morris International, Inc.	4,553,943	657,270,593
PPG Industries, Inc.	4,627,995	452,386,511
Ross Stores, Inc.	1,040,944	165,426,820
Salesforce, Inc.	3,095,205	806,022,334
SLB Ltd.	20,475,698	738,353,670
Texas Instruments, Inc.	2,442,932	394,435,801
Universal Health Services, Inc., Class B	3,368,166	730,925,704
US Bancorp	5,965,007	278,446,527
Walt Disney Co. (The)	2,500,477	281,603,720
Weyerhaeuser Co., REIT	16,888,688	388,439,824
Willis Towers Watson plc	2,511,169	786,247,014
Workday, Inc., Class A*	2,260,948	542,446,644
		27,303,324,744
Total Common Stocks (Cost $35,686,277,016)		57,209,588,288
	Ounces
Commodities — 11.4%
Gold bullion* (Cost $1,871,828,285)	1,946,358	7,784,964,586
	Principal Amount ($)
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 08/01/2028‡ (Cost $5,271,299)	5,467,000	5,384,995

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 4.9%
Commercial Paper — 4.6%
AES Corp. (The) 4.25%, 11/03/2025 (d)(e)	23,631,000	23,622,627
Amazon.com, Inc. 3.86%, 12/18/2025 (d)	42,500,000	42,278,660
Apple, Inc. 4.04%, 11/05/2025 (d)(e)	50,000,000	49,972,600
4.05%, 11/06/2025 (d)(e)	75,000,000	74,950,462
Cargill, Inc. 3.92%, 11/03/2025 (d)(e)	14,769,000	14,764,165
Credit Agricole Corporate and Investment Bank 3.84%, 11/03/2025 (d)	10,722,000	10,718,537
Engie SA 4.20%, 11/03/2025 (d)(e)	43,333,000	43,319,060
4.29%, 11/12/2025 (d)(e)	75,000,000	74,901,420
4.25%, 11/17/2025 (d)(e)	75,000,000	74,860,605
4.15%, 12/02/2025 (d)(e)	100,000,000	99,644,530
4.25%, 12/03/2025 (d)(e)	50,000,000	49,816,735
4.13%, 01/06/2026 (d)(e)	86,667,000	86,024,798
4.12%, 01/07/2026 (d)(e)	25,000,000	24,812,007
4.02%, 01/26/2026 (d)(e)	60,000,000	59,424,132
4.02%, 01/30/2026 (d)(e)	60,000,000	59,397,732
Export Development Corp. 4.23%, 11/19/2025 (d)	86,667,000	86,491,473
3.95%, 12/04/2025 (d)	88,850,000	88,528,496
General Motors Financial Co., Inc. 4.00%, 11/03/2025 (d)(e)	31,459,000	31,448,455
Johnson & Johnson 3.95%, 12/19/2025 (d)(e)	65,000,000	64,652,627
3.88%, 01/27/2026 (d)(e)	72,270,000	71,590,568
Kreditanstalt fuer Wiederaufbau 4.23%, 11/14/2025 (d)(e)	50,000,000	49,925,015
LVMH Moet Hennessy Louis Vuitton SE 3.95%, 01/08/2026 (d)(e)	50,000,000	49,625,485
3.94%, 01/09/2026 (d)(e)	50,000,000	49,620,185
3.95%, 01/12/2026 (d)(e)	50,000,000	49,604,315
3.94%, 01/15/2026 (d)(e)	80,000,000	79,341,560

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.6% (continued)
LVMH Moet Hennessy Louis Vuitton, Inc. 4.26%, 11/14/2025 (d)(e)	44,000,000	43,932,667
Nestle Capital Corp. 4.03%, 11/05/2025 (d)(e)	50,000,000	49,972,885
NRW Bank 4.23%, 12/01/2025 (d)(e)	85,000,000	84,719,126
Oracle Corp. 4.31%, 11/20/2025 (d)(e)	75,000,000	74,832,045
4.31%, 11/24/2025 (d)(e)	100,000,000	99,730,230
4.29%, 01/16/2026 (d)(e)	12,000,000	11,896,576
Province of Quebec 4.07%, 11/10/2025 (d)(e)	78,000,000	77,914,387
4.24%, 11/21/2025 (d)(e)	43,333,000	43,233,759
4.01%, 11/25/2025 (d)(e)	75,000,000	74,796,120
3.98%, 12/03/2025 (d)(e)	30,000,000	29,892,888
3.96%, 01/05/2026 (d)(e)	100,000,000	99,289,030
3.96%, 01/07/2026 (d)(e)	100,000,000	99,267,620
3.96%, 01/12/2026 (d)(e)	75,000,000	74,410,575
3.96%, 01/14/2026 (d)(e)	75,000,000	74,394,532
3.93%, 01/29/2026 (d)(e)	75,000,000	74,274,375
PSP Capital, Inc. 4.36%, 11/04/2025 (d)(e)	51,000,000	50,977,779
4.24%, 11/18/2025 (d)(e)	55,000,000	54,892,860
4.25%, 11/19/2025 (d)(e)	85,000,000	84,825,130
4.23%, 11/21/2025 (d)(e)	100,000,000	99,772,380
3.96%, 01/21/2026 (d)(e)	50,000,000	49,553,175
Roche Holdings, Inc. 4.07%, 11/07/2025 (d)(e)	100,000,000	99,923,000
Siemens Capital Co. LLC 3.95%, 01/13/2026 (d)(e)	50,000,000	49,602,525
Unilever Finance Netherlands BV 4.10%, 11/03/2025 (d)(e)	50,000,000	49,983,675
Walmart, Inc. 3.99%, 11/20/2025 (d)(e)	42,500,000	42,407,524
Walt Disney Co. (The) 4.10%, 11/04/2025 (d)(e)	50,000,000	49,978,050

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.6% (continued)
4.08%, 12/16/2025 (d)(e)	100,000,000	99,497,150
Total Commercial Paper (Cost $3,153,404,765)		3,153,306,312
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills 4.18%, 11/13/2025 (d)	40,000,000	39,957,078
4.12%, 12/18/2025 (d)	40,000,000	39,806,575
3.76%, 02/05/2026 (d)	60,000,000	59,412,265
3.77%, 03/19/2026 (d)	40,000,000	39,437,992
3.68%, 04/30/2026 (d)	50,000,000	49,085,587
Total U.S. Treasury Obligations (Cost $227,667,947)		227,699,497
	Shares
Investment Companies — 0.0% (c)
JPMorgan US Government Money Market Fund 4.07% (f) (Cost $185,022)	185,022	185,022
Total Short-Term Investments (Cost $3,381,257,734)		3,381,190,831
Total Investments — 99.9% (Cost $40,944,634,334)		68,381,128,700
Other Assets Less Liabilities — 0.1%		79,213,510
Net Assets — 100.0%		68,460,342,210

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at October 31, 2025 amounted to $127,148,651, which represents approximately 0.19% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	03/22/04 - 12/29/20	$115,604,847	$9.97

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of October 31, 2025.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

(e)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $2,925,289,146, which represents approximately 4.27% of net assets of the Fund.

(f)  Represents 7-day effective yield as of October 31, 2025.

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,176,036,111
Aggregate gross unrealized depreciation	(3,102,044,650)
Net unrealized appreciation	$26,073,991,461
Federal income tax cost of investments	$42,346,371,837

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	303,216,050	EUR	258,736,000	UBS AG	11/05/2025	$4,964,816
USD	86,455,654	JPY	12,428,813,000	UBS AG	11/05/2025	5,798,499
USD	284,653,287	EUR	246,110,000	Bank of New York Mellon	12/03/2025	509,758
USD	119,845,972	JPY	17,623,530,000	Bank of New York Mellon	12/03/2025	5,151,863
USD	356,608,532	EUR	305,211,000	Goldman Sachs	01/07/2026	3,492,082
USD	77,502,059	GBP	57,826,000	Goldman Sachs	01/07/2026	1,533,468
USD	101,460,661	JPY	14,822,388,000	Goldman Sachs	01/07/2026	4,636,658
USD	339,577,809	EUR	287,348,000	JPMorgan Chase Bank	02/04/2026	6,655,746
USD	72,446,309	GBP	53,952,000	JPMorgan Chase Bank	02/04/2026	1,568,989
USD	112,366,888	JPY	16,497,720,000	JPMorgan Chase Bank	02/04/2026	4,315,566
USD	367,955,438	EUR	314,419,000	UBS AG	03/04/2026	3,169,972
USD	98,188,315	JPY	14,776,821,000	UBS AG	03/04/2026	1,167,491
Total unrealized appreciation						42,964,908
EUR	258,736,000	USD	300,966,372	UBS AG	11/05/2025	(2,715,138)
JPY	12,428,813,000	USD	81,672,327	UBS AG	11/05/2025	(1,015,172)
Total unrealized depreciation						(3,730,310)
Net unrealized appreciation						$39,234,598

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NVDR  — Non-Voting Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 4.8%
Japan — 0.8%
Chofu Seisakusho Co. Ltd.	$36,095,872	$—	$(9,164,698)	$(5,411,827)
Shimano, Inc.^	362,821,426	259,452,603	—	—
T Hasegawa Co. Ltd.	65,161,051	—	—	—
	464,078,349	259,452,603	(9,164,698)	(5,411,827)
United Kingdom — 0.5%
Berkeley Group Holdings plc	372,574,034	—	—	—
United States — 3.5%
CH Robinson Worldwide, Inc.	823,996,146	—	(48,288,702)	14,585,470
Dentsply Sirona, Inc.	241,801,633	—	—	—
Douglas Emmett, Inc., REIT	162,992,354	—	—	—
Flowserve Corp.^^	415,446,250	—	(472,000,294)	103,334,933
IPG Photonics Corp.*	268,771,170	—	—	—
Mills Music Trust*	1,137,312	—	—	—
Noble Corp. plc^	171,568,734	122,490,591	—	—
NOV, Inc.	438,239,331	—	—	—
	2,523,952,930	122,490,591	(520,288,996)	117,920,403
Total Common Stocks	3,360,605,313	381,943,194	(529,453,694)	112,508,576
Total	$3,360,605,313	$381,943,194	$(529,453,694)	$112,508,576

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Fund | Consolidated Schedule of Investments | October 31, 2025

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value October 31, 2025	Shares at October 31, 2025	Dividend Income
Common Stocks — 4.8%
Japan — 0.8%
Chofu Seisakusho Co. Ltd.	$5,134,655	$26,654,002	2,102,200	$736,608
Shimano, Inc.^	(161,525,180)	460,748,849	4,397,890	6,501,142
T Hasegawa Co. Ltd.	(12,550,488)	52,610,563	3,002,800	1,340,433
	(168,941,013)	540,013,414	9,502,890	8,578,183
United Kingdom — 0.5%
Berkeley Group Holdings plc	(26,704,167)	345,869,867	6,528,960	2,774,746
United States — 3.5%
CH Robinson Worldwide, Inc.	374,802,356	1,165,095,270	7,566,045	18,866,009
Dentsply Sirona, Inc.	(110,203,938)	131,597,695	10,435,979	6,679,027
Douglas Emmett, Inc., REIT	(44,435,802)	118,556,552	9,162,021	6,963,136
Flowserve Corp.^^	(46,780,889)	—	—	2,402,529
IPG Photonics Corp.*	13,810,376	282,581,546	3,319,802	—
Mills Music Trust*	(379,104)	758,208	31,592	—
Noble Corp. plc^	(25,749,843)	268,309,482	9,141,720	17,626,121
NOV, Inc.	(25,712,301)	412,527,030	28,255,276	14,410,191
	135,350,855	2,379,425,783	67,912,435	66,947,013
Total Common Stocks	(60,294,325)	3,265,309,064	83,944,285	78,299,942
Total	$(60,294,325)	$3,265,309,064	83,944,285	$78,299,942

*  Non-income producing security.

^  Represents an unaffiliated issuer as of October 31, 2024.

^^  Represents an unaffiliated issuer as of October 31, 2025.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 86.8%
Belgium — 1.6%
Groupe Bruxelles Lambert NV	2,664,632	234,196,057
Legris Industries SA*‡ (a)(b)(c)	905,366	18,836,441
		253,032,498
Brazil — 1.8%
Ambev SA, ADR	75,441,038	174,268,798
Itausa SA (Preference)	52,050,181	112,711,941
		286,980,739
Canada — 8.9%
Agnico Eagle Mines Ltd.	441,349	70,984,640
Barrick Mining Corp.	3,539,024	116,079,987
CAE, Inc.*	762,974	21,422,349
Franco-Nevada Corp.	569,583	106,395,530
Imperial Oil Ltd.	5,779,312	511,157,288
Nutrien Ltd.	3,011,174	163,958,424
Power Corp. of Canada	4,489,154	210,286,562
Wheaton Precious Metals Corp.	1,523,138	147,013,280
		1,347,298,060
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	121,164,179
China — 4.5%
Alibaba Group Holding Ltd.	13,121,728	279,213,958
Prosus NV*	6,044,723	417,801,879
		697,015,837
Faroe Islands — 0.3%
Bakkafrost P/F	1,113,537	51,130,970
Finland — 0.3%
Kesko OYJ, Class B	2,392,767	50,474,499
France — 5.4%
Danone SA	2,781,333	245,637,990
Laurent-Perrier (c)	558,938	60,302,725
Legrand SA	738,408	127,513,981
LVMH Moet Hennessy Louis Vuitton SE	425,006	300,404,096
Pluxee NV	669,814	12,939,149

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
France — 5.4% (continued)
Sodexo SA	641,855	35,539,785
Wendel SE	439,181	41,221,687
		823,559,413
Germany — 3.4%
Brenntag SE	557,632	30,970,186
FUCHS SE (Preference)	2,212,932	99,060,965
Henkel AG & Co. KGaA (Preference)	1,433,672	116,145,918
Merck KGaA	2,061,073	269,987,426
		516,164,495
Hong Kong — 4.2%
AIA Group Ltd.	13,725,400	133,558,253
CK Asset Holdings Ltd.	25,349,500	125,410,235
Guoco Group Ltd. (d)	7,806,340	77,856,953
Hongkong Land Holdings Ltd.	15,344,600	93,760,456
Jardine Matheson Holdings Ltd.	3,666,800	215,294,621
		645,880,518
Indonesia — 0.4%
Astra International Tbk. PT	149,362,500	55,228,798
Japan — 13.9%
As One Corp.	2,893,260	47,229,259
Chofu Seisakusho Co. Ltd.	1,145,300	14,521,372
Daiichikosho Co. Ltd.	1,403,056	14,345,430
FANUC Corp.	6,879,600	229,582,202
Hirose Electric Co. Ltd.	714,830	95,763,812
Hoshizaki Corp.	2,982,500	104,939,939
Kansai Paint Co. Ltd. (c)	11,635,930	186,761,374
Keyence Corp.	114,200	42,383,594
Mitsubishi Electric Corp.	9,698,800	275,374,220
MS&AD Insurance Group Holdings, Inc.	7,767,100	160,114,587
Nagaileben Co. Ltd.	1,687,224	19,224,127
Nihon Kohden Corp.	6,253,100	72,267,176
Pilot Corp.	551,500	16,653,122
Secom Co. Ltd.	5,385,700	182,062,574
Shimano, Inc.	1,644,070	172,242,453

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Japan — 13.9% (continued)
SK Kaken Co. Ltd.	437,805	25,755,890
SMC Corp.	619,690	212,133,848
Sompo Holdings, Inc.	3,779,100	115,169,859
T Hasegawa Co. Ltd.	1,906,436	33,401,716
TIS, Inc.	2,317,600	79,843,282
USS Co. Ltd.	3,806,100	42,011,289
		2,141,781,125
Mexico — 3.1%
Fomento Economico Mexicano SAB de CV, ADR	2,467,172	232,802,350
Fresnillo plc	995,640	29,115,678
Grupo Mexico SAB de CV, Series B	11,215,649	96,964,639
Industrias Penoles SAB de CV*	1,418,753	58,731,800
Wal-Mart de Mexico SAB de CV	19,808,624	65,486,755
		483,101,222
Netherlands — 1.5%
HAL Trust	644,459	101,150,179
Heineken Holding NV	1,150,489	77,693,763
Heineken NV	592,023	45,841,702
		224,685,644
Norway — 0.9%
Orkla ASA	13,060,096	132,642,409
Singapore — 2.0%
Haw Par Corp. Ltd. (c)	19,436,313	220,986,185
UOL Group Ltd.	15,760,500	96,284,287
		317,270,472
South Korea — 7.2%
Fursys, Inc. (c)	872,463	27,850,881
Hyundai Mobis Co. Ltd.	505,396	111,761,985
KT&G Corp.	2,242,051	211,003,659
NAVER Corp.	569,050	106,649,166
NongShim Co. Ltd.	176,897	54,089,767
Samsung Electronics Co. Ltd.	3,413,647	256,966,441
Samsung Electronics Co. Ltd. (Preference)	4,008,416	236,556,518
Samsung Life Insurance Co. Ltd.	910,865	98,436,538
		1,103,314,955

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Sweden — 2.7%
Industrivarden AB, Class C	1,572,517	65,229,868
Investor AB, Class B	7,625,327	251,078,004
L E Lundbergforetagen AB, Class B	624,661	33,433,684
Svenska Handelsbanken AB, Class A	5,974,046	77,957,332
		427,698,888
Switzerland — 4.8%
Cie Financiere Richemont SA (Registered)	1,491,378	295,003,086
Nestle SA (Registered)	2,230,136	213,086,062
Schindler Holding AG	568,797	202,605,664
Schindler Holding AG (Registered)	82,435	27,866,337
		738,561,149
Taiwan — 2.7%
Taiwan Secom Co. Ltd.	8,545,694	29,983,533
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,284,857	386,009,588
		415,993,121
Thailand — 0.7%
Bangkok Bank PCL, NVDR	19,959,159	97,804,965
Thai Beverage PCL	52,214,985	19,243,745
		117,048,710
Turkey — 0.3%
AG Anadolu Grubu Holding A/S	70,243,230	42,820,693
United Kingdom — 13.3%
BAE Systems plc	7,462,382	183,824,494
Berkeley Group Holdings plc	2,512,868	133,118,494
Big Yellow Group plc, REIT	3,048,535	44,590,620
British American Tobacco plc	7,127,880	365,058,287
Diageo plc	2,951,126	67,881,078
Great Portland Estates plc, REIT	7,832,988	34,289,686
Haleon plc	33,065,514	153,762,309
Lloyds Banking Group plc	147,454,324	172,888,651
Reckitt Benckiser Group plc	3,583,284	274,082,103
Shell plc	9,919,091	372,418,643
Unilever plc	4,000,171	242,236,246
		2,044,150,611

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
United States — 2.1%
Newmont Corp.	1,563,056	126,560,644
Willis Towers Watson plc	645,984	202,257,590
		328,818,234
Total Common Stocks (Cost $8,355,161,838)		13,365,817,239
	Ounces
Commodities — 9.2%
Gold bullion* (Cost $272,993,545)	352,647	1,410,503,133
	Principal Amount ($)
Short-Term Investments — 3.8%
Commercial Paper — 3.3%
AES Corp. (The) 4.25%, 11/03/2025 (e)(f)	76,478,000	76,450,904
Amazon.com, Inc. 3.86%, 12/18/2025 (e)	7,500,000	7,460,940
Apple, Inc. 4.05%, 11/06/2025 (e)(f)	25,000,000	24,983,487
Cargill, Inc. 3.92%, 11/03/2025 (e)(f)	47,800,000	47,784,350
Credit Agricole Corporate and Investment Bank 3.84%, 11/03/2025 (e)	34,702,000	34,690,791
Engie SA 4.20%, 11/03/2025 (e)(f)	6,667,000	6,664,855
4.13%, 01/06/2026 (e)(f)	13,333,000	13,234,202
4.12%, 01/07/2026 (e)(f)	25,000,000	24,812,008
4.02%, 01/30/2026 (e)(f)	15,000,000	14,849,433
Export Development Corp. 4.23%, 11/19/2025 (e)	13,333,000	13,305,997
General Motors Financial Co., Inc. 4.00%, 11/03/2025 (e)(f)	101,812,000	101,777,873
Johnson & Johnson 3.95%, 12/19/2025 (e)(f)	10,000,000	9,946,558
NRW Bank 4.23%, 12/01/2025 (e)(f)	15,000,000	14,950,434

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 3.3% (continued)
Province of Quebec 4.24%, 11/21/2025 (e)(f)	6,667,000	6,651,731
4.01%, 11/25/2025 (e)(f)	25,000,000	24,932,040
3.96%, 01/12/2026 (e)(f)	25,000,000	24,803,525
3.93%, 01/29/2026 (e)(f)	25,000,000	24,758,125
PSP Capital, Inc. 4.36%, 11/04/2025 (e)(f)	15,000,000	14,993,464
4.25%, 11/19/2025 (e)(f)	15,000,000	14,969,141
Walmart, Inc. 3.99%, 11/20/2025 (e)(f)	7,500,000	7,483,681
Total Commercial Paper (Cost $509,538,549)		509,503,539
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills 4.18%, 11/13/2025 (e)	15,000,000	14,983,904
4.12%, 12/18/2025 (e)	15,000,000	14,927,466
3.76%, 02/05/2026 (e)	22,500,000	22,279,599
3.77%, 03/19/2026 (e)	15,000,000	14,789,247
3.68%, 04/30/2026 (e)	15,000,000	14,725,676
Total U.S. Treasury Obligations (Cost $81,693,308)		81,705,892
	Shares
Investment Companies — 0.0% (g)
JPMorgan US Government Money Market Fund 4.07% (h) (Cost $165,413)	165,413	165,413
Total Short-Term Investments (Cost $591,397,270)		591,374,844
Total Investments — 99.8% (Cost $9,219,552,653)		15,367,695,216
Other Assets Less Liabilities — 0.2%		29,184,707
Net Assets — 100.0%		15,396,879,923

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

(a)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $18,836,441, which represents approximately 0.12% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$20.81

(b)  Security fair valued as of October 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2025 amounted to $18,836,441, which represents approximately 0.12% of net assets of the Fund.

(c)  Affiliated company as defined under the Investment Company Act of 1940.

(d)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at October 31, 2025 amounted to $77,856,953, which represents approximately 0.51% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	10/21/03 - 09/15/09	$57,283,838	$9.97

(e)  The rate shown was the current yield as of October 31, 2025.

(f)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $454,045,811, which represents approximately 2.95% of net assets of the Fund.

(g)  Represents less than 0.05% of net assets.

(h)  Represents 7-day effective yield as of October 31, 2025.

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,385,772,242
Aggregate gross unrealized depreciation	(1,096,129,173)
Net unrealized appreciation	$5,289,643,069
Federal income tax cost of investments	$10,096,753,098

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	134,532,607	EUR	114,862,000	UBS AG	11/05/2025	$2,128,406
USD	48,544,506	JPY	6,978,729,000	UBS AG	11/05/2025	3,255,834
USD	125,316,380	EUR	108,348,000	Bank of New York Mellon	12/03/2025	224,417
USD	64,850,600	JPY	9,536,378,000	Bank of New York Mellon	12/03/2025	2,787,757
USD	153,407,415	EUR	131,297,000	Goldman Sachs	01/07/2026	1,502,239
USD	31,730,774	GBP	23,675,000	Goldman Sachs	01/07/2026	627,872
USD	48,262,071	JPY	7,050,606,000	Goldman Sachs	01/07/2026	2,205,532
USD	145,277,917	EUR	122,933,000	JPMorgan Chase Bank	02/04/2026	2,847,456
USD	30,603,570	GBP	22,791,000	JPMorgan Chase Bank	02/04/2026	662,790
USD	55,605,628	JPY	8,164,025,000	JPMorgan Chase Bank	02/04/2026	2,135,591
USD	170,368,052	EUR	145,580,000	UBS AG	03/04/2026	1,467,738
USD	53,041,356	JPY	7,982,443,000	UBS AG	03/04/2026	630,679
Total unrealized appreciation						20,476,311
EUR	114,862,000	USD	133,609,546	UBS AG	11/05/2025	(1,205,345)
JPY	6,978,729,000	USD	45,858,686	UBS AG	11/05/2025	(570,015)
Total unrealized depreciation						(1,775,360)
Net unrealized appreciation						$18,700,951

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NVDR  — Non-Voting Depositary Receipt

OYJ  — Public Limited Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 4.2%
Belgium — 0.1%
Legris Industries SA*‡ (a)(b)	$22,955,965	$—	$—	$—
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	101,909,406	—	—	—
France — 0.4%
Laurent-Perrier	61,102,473	—	—	—
Japan — 1.3%
Daiichikosho Co. Ltd.^	71,632,170	—	(49,134,411)	12,220,521
Kansai Paint Co. Ltd.^^	142,088,475	40,855,061	—	—
	213,720,645	40,855,061	(49,134,411)	12,220,521
Singapore — 1.4%
Haw Par Corp. Ltd.	157,504,310	—	—	—
South Korea — 0.2%
Fursys, Inc.	26,431,518	—	—	—
Total Common Stocks	583,624,317	40,855,061	(49,134,411)	12,220,521
Total	$583,624,317	$40,855,061	$(49,134,411)	$12,220,521

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Overseas Fund | Consolidated Schedule of Investments | October 31, 2025

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value October 31, 2025	Shares at October 31, 2025	Dividend Income
Common Stocks — 4.2%
Belgium — 0.1%
Legris Industries SA*‡ (a)(b)	$(4,119,524)	$18,836,441	905,366	$—
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	19,254,773	121,164,179	9,392,572	3,045,262
France — 0.4%
Laurent-Perrier	(799,748)	60,302,725	558,938	1,174,697
Japan — 1.3%
Daiichikosho Co. Ltd.^	(20,372,850)	14,345,430	1,403,056	1,195,627
Kansai Paint Co. Ltd.^^	3,817,838	186,761,374	11,635,930	5,845,094
	(16,555,012)	201,106,804	13,038,986	7,040,721
Singapore — 1.4%
Haw Par Corp. Ltd.	63,481,875	220,986,185	19,436,313	21,105,281
South Korea — 0.2%
Fursys, Inc.	1,419,363	27,850,881	872,463	554,910
Total Common Stocks	62,681,727	650,247,215	44,204,638	32,920,871
Total	$62,681,727	$650,247,215	44,204,638	$32,920,871

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

^  Represents an unaffiliated issuer as of October 31, 2025.

^^  Represents an unaffiliated issuer as of October 31, 2024.

(a)  Security fair valued as of October 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2025 amounted to $18,836,441, which represents approximately 0.12% of net assets of the Fund.

(b)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $18,836,441, which represents approximately 0.12% of net assets of the Fund.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 74.6%
Air Freight & Logistics — 4.7%
CH Robinson Worldwide, Inc.	328,757	50,625,290
Expeditors International of Washington, Inc.	195,594	23,842,909
		74,468,199
Banks — 1.0%
US Bancorp	330,658	15,435,115
Building Products — 0.3%
Carlisle Cos., Inc.	15,235	4,952,137
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	380,604	41,078,590
Chemicals — 2.8%
International Flavors & Fragrances, Inc.	222,581	14,015,926
Nutrien Ltd. (Canada)	238,370	12,979,246
PPG Industries, Inc.	170,744	16,690,226
		43,685,398
Consumer Finance — 1.3%
American Express Co.	58,719	21,181,705
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.	167,072	16,483,324
Electronic Equipment, Instruments & Components — 1.0%
IPG Photonics Corp.*	186,242	15,852,919
Energy Equipment & Services — 2.5%
Noble Corp. plc	375,505	11,021,072
NOV, Inc.	742,177	10,835,784
SLB Ltd.	486,530	17,544,272
		39,401,128
Entertainment — 0.7%
Walt Disney Co. (The)	93,652	10,547,088
Financial Services — 0.9%
Berkshire Hathaway, Inc., Class A*	20	14,314,800
Health Care Equipment & Supplies — 5.2%
Becton Dickinson & Co.	300,416	53,687,343
Dentsply Sirona, Inc.	211,498	2,666,990

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Health Care Equipment & Supplies — 5.2% (continued)
Medtronic plc	276,170	25,048,619
		81,402,952
Health Care Providers & Services — 8.6%
Elevance Health, Inc.	122,276	38,785,947
HCA Healthcare, Inc.	129,738	59,637,965
Universal Health Services, Inc., Class B	170,425	36,983,929
		135,407,841
Household Products — 1.8%
Colgate-Palmolive Co.	365,303	28,146,596
Insurance — 2.3%
Fidelity National Financial, Inc.	158,855	8,775,150
Willis Towers Watson plc	88,365	27,667,082
		36,442,232
Interactive Media & Services — 9.6%
Alphabet, Inc., Class A	126,759	35,643,363
Alphabet, Inc., Class C	202,083	56,951,031
Meta Platforms, Inc., Class A	89,616	58,102,534
		150,696,928
Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories, Inc., Class A*	56,329	17,999,932
Machinery — 2.0%
Cummins, Inc.	49,449	21,642,838
Deere & Co.	20,543	9,483,265
		31,126,103
Media — 3.1%
Charter Communications, Inc., Class A*	36,022	8,423,385
Comcast Corp., Class A	1,020,363	28,401,804
Omnicom Group, Inc.	157,862	11,842,807
		48,667,996
Metals & Mining — 2.9%
Agnico Eagle Mines Ltd. (Canada)	48,620	7,819,828
Barrick Mining Corp. (Canada)	365,988	12,004,406
Franco-Nevada Corp. (Canada)	56,012	10,462,789

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Metals & Mining — 2.9% (continued)
Newmont Corp.	179,497	14,533,872
		44,820,895
Office REITs — 0.8%
BXP, Inc., REIT	102,688	7,310,359
Douglas Emmett, Inc., REIT	359,380	4,650,377
		11,960,736
Oil, Gas & Consumable Fuels — 3.2%
Exxon Mobil Corp.	269,349	30,802,752
ONEOK, Inc.	286,494	19,195,098
		49,997,850
Residential REITs — 1.1%
Equity Residential, REIT	296,839	17,644,110
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	66,103	15,476,695
Texas Instruments, Inc.	116,050	18,737,433
		34,214,128
Software — 7.7%
Microsoft Corp.	20,091	10,403,321
Oracle Corp.	225,941	59,334,366
Salesforce, Inc.	123,151	32,069,752
Workday, Inc., Class A*	78,363	18,800,851
		120,608,290
Specialized REITs — 1.4%
Extra Space Storage, Inc., REIT	47,312	6,318,044
Weyerhaeuser Co., REIT	663,968	15,271,264
		21,589,308
Specialty Retail — 0.4%
Ross Stores, Inc.	38,745	6,157,355
Tobacco — 2.1%
Philip Morris International, Inc.	232,098	33,498,704
Trading Companies & Distributors — 0.3%
Ferguson Enterprises, Inc.	15,912	3,954,132
Total Common Stocks (Cost $655,138,080)		1,171,736,491

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Ounces	Value ($)
Commodities — 13.6%
Gold bullion* (Cost $53,299,636)	53,402	213,595,819
	Shares
Master Limited Partnerships — 1.5%
Oil, Gas & Consumable Fuels — 1.5%
Enterprise Products Partners LP (Cost $17,301,746)	791,505	24,370,439
	Principal Amount ($)
Corporate Bonds — 1.3%
Banks — 0.1%
Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	1,205,000	1,205,855
Energy Equipment & Services — 0.2%
Noble Finance II LLC 8.00%, 04/15/2030 (a)	2,725,000	2,828,122
Financial Services — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031‡ (a)	5,500,000	5,720,000
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc. 7.13%, 08/01/2028‡	600,000	591,000
Embecta Corp. 5.00%, 02/15/2030 (a)	3,000,000	2,846,456
		3,437,456
Machinery — 0.1%
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,490,000	1,460,120
Oil, Gas & Consumable Fuels — 0.3%
Enterprise Products Operating LLC Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (b)	2,600,000	2,592,927
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (b)	2,750,000	2,736,580
		5,329,507
Total Corporate Bonds (Cost $19,093,229)		19,981,060

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Convertible Preferred Stocks — 0.3%
Banks — 0.3%
Bank of America Corp. Series L, 7.25%, (c) (Cost $5,693,463)	4,250	5,359,250
	Shares
Preferred Stocks — 0.2%
Banks — 0.2%
US Bancorp, Series A, (CME Term SOFR 3 Month + 1.28%), 5.19%, 04/12/23 (b)(c)	1,600	1,264,000
US Bancorp, Series B, (CME Term SOFR 3 Month + 0.86%), 4.77%, 03/07/24 (b)(c)	64,000	1,208,320
		2,472,320
Total Preferred Stocks (Cost $2,758,655)		2,472,320
	Principal Amount ($)
Short-Term Investments — 8.6%
Commercial Paper — 4.5%
AES Corp. (The) 4.25%, 11/3/2025 (a)(d)	9,571,000	9,567,609
Cargill, Inc. 3.92%, 11/3/2025 (a)(d)	5,982,000	5,980,042
Credit Agricole Corporate and Investment Bank 3.84%, 11/3/2025 (d)	4,343,000	4,341,597
General Motors Financial Co., Inc. 4.00%, 11/3/2025 (a)(d)	12,741,000	12,736,729
Honeywell International, Inc. 4.09%, 1/14/2026 (a)(d)	13,000,000	12,891,938
Johnson & Johnson 3.89%, 1/27/2026 (a)(d)	13,000,000	12,877,783
Oracle Corp. 4.29%, 1/16/2026 (a)(d)	13,000,000	12,887,957
Total Commercial Paper (Cost $71,284,725)		71,283,655

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Investment Companies — 0.0% (e)
JPMorgan US Government Money Market Fund 4.07% (f) (Cost $43,712)	43,712	43,712
	Principal Amount ($)
U.S. Treasury Obligations — 4.1%
U.S. Treasury Bills 4.18%, 11/13/2025 (d)	15,000,000	14,983,904
4.12%, 12/18/2025 (d)	5,000,000	4,975,822
3.76%, 2/5/2026 (d)	10,000,000	9,902,044
3.77%, 3/19/2026 (d)	5,000,000	4,929,749
3.75%, 4/9/2026 (d)	15,000,000	14,757,152
3.68%, 4/30/2026 (d)	15,000,000	14,725,676
Total U.S. Treasury Obligations (Cost $64,267,548)		64,274,347
Total Short-Term Investments (Cost $135,595,985)		135,601,714
Total Investments — 100.1% (Cost $888,880,794)		1,573,117,093
Liabilities in Excess of Other Assets — (0.1%)		(2,134,874)
Net Assets — 100.0%		1,570,982,219

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $79,796,756, which represents approximately 5.08% of net assets of the Fund.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of October 31, 2025.

(c)  Perpetual security. The rate reflected was the rate in effect on October 31, 2025. The maturity date reflects the next call date.

(d)  The rate shown was the current yield as of October 31, 2025.

(e)  Represents less than 0.05% of net assets.

(f)  Represents 7-day effective yield as of October 31, 2025.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Fund | Consolidated Schedule of Investments | October 31, 2025

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$735,466,453
Aggregate gross unrealized depreciation	(44,526,391)
Net unrealized appreciation	$690,940,062
Federal income tax cost of investments	$882,177,031

Abbreviations

REIT  — Real Estate Investment Trust

SOFR  — Secured Overnight Financing Rate

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 75.4%
Australia — 6.3%
Northern Star Resources Ltd.	14,166,413	228,431,173
Ora Banda Mining Ltd.*	76,767,386	60,423,211
		288,854,384
Canada — 50.9%
Agnico Eagle Mines Ltd.	2,082,360	334,917,663
Alamos Gold, Inc., Class A	6,016,287	185,479,484
B2Gold Corp.	12,416,427	54,355,896
Barrick Mining Corp.	6,733,076	220,844,893
DPM Metals, Inc.	10,223,681	218,680,567
Franco-Nevada Corp.	1,040,599	194,379,189
G Mining Ventures Corp.*	7,272,273	143,158,859
Kinross Gold Corp.	9,323,600	216,680,464
Novagold Resources, Inc.*	11,605,630	96,210,673
Orla Mining Ltd.*	6,549,227	67,567,869
Pan American Silver Corp.	4,437,739	156,304,094
Wheaton Precious Metals Corp.	4,498,645	434,209,215
		2,322,788,866
Mexico — 2.2%
Fresnillo plc	1,477,558	43,208,492
Industrias Penoles SAB de CV*	1,403,600	58,104,515
		101,313,007
South Africa — 2.9%
Gold Fields Ltd., ADR	3,435,881	131,972,189
United Kingdom — 3.0%
Anglogold Ashanti plc	1,984,617	134,953,956
United States — 10.1%
Newmont Corp.	3,965,970	321,124,591
Royal Gold, Inc.	794,024	138,787,455
		459,912,046
Total Common Stocks (Cost $1,199,758,125)		3,439,794,448

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Ounces	Value ($)
Commodities — 20.7%
Gold bullion*	147,106	588,389,355
Silver bullion*	7,337,280	355,893,314
Total Commodities (Cost $516,444,027)		944,282,669
	Number of Rights
Rights — 0.1%
Canada — 0.1%
Pan American Silver Corp., CVR, expiring 02/22/2029* (Cost $45,973,715)	6,835,667	2,568,502
	Principal Amount ($)
Short-Term Investments — 2.1%
Commercial Paper — 2.1%
AES Corp. (The) 4.25%, 11/03/2025 (a)(b)	28,515,000	28,504,897
Cargill, Inc. 3.92%, 11/03/2025 (a)(b)	17,822,000	17,816,165
Credit Agricole Corporate and Investment Bank 3.84%, 11/03/2025 (a)	12,939,000	12,934,821
General Motors Financial Co., Inc. 4.00%, 11/03/2025 (a)(b)	37,961,000	37,948,276
Total Commercial Paper (Cost $97,215,190)		97,204,159

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Investment Companies — 0.0% (c)
JPMorgan US Government Money Market Fund 4.07% (d) (Cost $140,943)	140,943	140,943
Total Short-Term Investments (Cost $97,356,133)		97,345,102
Total Investments — 98.3% (Cost $1,859,532,000)		4,483,990,721
Other Assets Less Liabilities — 1.6%		74,909,497
Net Assets — 100.0%		4,558,900,218

*  Non-income producing security.

(a)  The rate shown was the current yield as of October 31, 2025.

(b)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $84,269,338, which represents approximately 1.85% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  Represents 7-day effective yield as of October 31, 2025.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,667,874,966
Aggregate gross unrealized depreciation	(146,420,559)
Net unrealized appreciation	$2,521,454,407
Federal income tax cost of investments	$1,962,536,314

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 6.9%
Canada — 6.9%
DPM Metals, Inc.^#	$138,413,886	$—	$(52,887,000)	$33,941,801
MAG Silver Corp.^	108,160,763	19,713,191	(183,921,133)	93,943,077
Novagold Resources, Inc.*^	87,830,560	6,464,063	(48,074,882)	(40,694,760)
	334,405,209	26,177,254	(284,883,015)	87,190,118
Total Common Stocks	334,405,209	26,177,254	(284,883,015)	87,190,118
Total	$334,405,209	$26,177,254	$(284,883,015)	$87,190,118

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Gold Fund | Consolidated Schedule of Investments | October 31, 2025

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value October 31, 2025	Shares at October 31, 2025	Dividend Income
Common Stocks — 6.9%
Canada — 6.9%
DPM Metals, Inc.^#	$99,211,880	$218,680,567	10,223,681	$1,666,558
MAG Silver Corp.^	(37,895,898)	—	—	3,358,984
Novagold Resources, Inc.*^	90,685,692	96,210,673	11,605,630	—
	152,001,674	314,891,240	21,829,311	5,025,542
Total Common Stocks	152,001,674	314,891,240	21,829,311	5,025,542
Total	$152,001,674	$314,891,240	21,829,311	$5,025,542

^  Represents an unaffiliated issuer as of October 31, 2025.

#  DPM Metals, Inc was formerly known as Dundee Precious Metals, Inc.

*  Non-income producing security.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 61.9%
Brazil — 1.7%
Ambev SA, ADR	9,345,635	21,588,417
Itausa SA (Preference)	6,681,290	14,467,984
		36,056,401
Canada — 5.3%
Agnico Eagle Mines Ltd.	16,806	2,703,004
Barrick Mining Corp.	90,496	2,968,269
Franco-Nevada Corp.	12,162	2,269,794
Franco-Nevada Corp.	42,649	7,966,640
Imperial Oil Ltd.	238,922	21,131,706
Nutrien Ltd. (a)	175,280	9,543,996
Power Corp. of Canada	797,956	37,378,852
Wheaton Precious Metals Corp. (a)	281,516	27,171,924
		111,134,185
Chile — 1.3%
Cia Cervecerias Unidas SA, ADR	1,327,830	17,129,007
Quinenco SA	2,083,758	9,528,404
		26,657,411
China — 0.2%
Budweiser Brewing Co. APAC Ltd. (b)	4,909,800	4,980,223
Finland — 0.3%
Kesko OYJ, Class B	318,997	6,729,119
France — 0.6%
Danone SA	91,535	8,084,064
Sodexo SA	58,674	3,248,804
Wendel SE	19,995	1,876,738
		13,209,606
Germany — 0.9%
FUCHS SE (Preference)	318,042	14,237,016
Henkel AG & Co. KGaA (Preference)	56,692	4,592,783
		18,829,799
Hong Kong — 4.4%
CK Asset Holdings Ltd.	2,483,000	12,284,014
Hongkong Land Holdings Ltd.	4,334,700	26,486,415

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Hong Kong — 4.4% (continued)
Jardine Matheson Holdings Ltd.	868,600	50,999,484
Mandarin Oriental International Ltd.	1,047,200	3,434,816
		93,204,729
Japan — 2.6%
FANUC Corp.	347,200	11,586,566
MS&AD Insurance Group Holdings, Inc.	189,700	3,910,564
Nagaileben Co. Ltd.	22,700	258,643
Secom Co. Ltd.	353,400	11,946,620
Shimano, Inc.	108,300	11,346,146
SMC Corp.	11,200	3,834,012
Sompo Holdings, Inc.	204,800	6,241,377
Subaru Corp.	57,300	1,218,950
USS Co. Ltd.	429,800	4,744,082
		55,086,960
Mexico — 2.8%
Coca-Cola Femsa SAB de CV, ADR	196,999	16,932,064
Fomento Economico Mexicano SAB de CV, ADR	211,291	19,937,419
Grupo Mexico SAB de CV, Series B	2,455,064	21,225,200
		58,094,683
Netherlands — 1.0%
HAL Trust	40,521	6,359,918
Heineken Holding NV	159,417	10,765,602
Heineken NV	55,613	4,306,242
		21,431,762
Norway — 0.8%
Orkla ASA	1,753,522	17,809,316
Singapore — 0.7%
United Overseas Bank Ltd.	386,000	10,266,624
UOL Group Ltd.	764,200	4,668,662
		14,935,286

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
South Korea — 4.7%
KT&G Corp.	410,945	38,674,811
Samsung Electronics Co. Ltd.	317,526	23,902,157
Samsung Electronics Co. Ltd. (Preference)	372,602	21,989,093
Samsung Life Insurance Co. Ltd.	143,349	15,491,625
		100,057,686
Sweden — 0.6%
Svenska Handelsbanken AB, Class A	996,753	13,006,965
Switzerland — 4.6%
Cie Financiere Richemont SA (Registered)	168,707	33,371,208
Nestle SA (Registered)	430,180	41,103,037
Schindler Holding AG	55,939	19,925,489
Schindler Holding AG (Registered)	7,544	2,550,174
		96,949,908
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	59,403	17,846,443
Thailand — 0.8%
Bangkok Bank PCL, NVDR	2,026,300	9,929,386
Thai Beverage PCL	17,954,100	6,616,954
		16,546,340
United Kingdom — 9.5%
BAE Systems plc	484,359	11,931,451
Berkeley Group Holdings plc	214,849	11,381,567
British American Tobacco plc	1,307,848	66,982,153
Diageo plc	304,273	6,998,813
Great Portland Estates plc, REIT	523,564	2,291,954
Haleon plc	4,109,584	19,110,519
Lloyds Banking Group plc	10,534,141	12,351,170
Reckitt Benckiser Group plc	243,748	18,644,061
Unilever plc	842,191	51,000,116
		200,691,804
United States — 18.3%
Analog Devices, Inc. (a)	64,448	15,089,210
Bank of New York Mellon Corp. (The) (a)	52,920	5,711,656

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
United States — 18.3% (continued)
Becton Dickinson & Co. (a)	254,582	45,496,349
BXP, Inc., REIT (a)	97,307	6,927,285
CH Robinson Worldwide, Inc.	113,784	17,521,598
Colgate-Palmolive Co. (a)	232,838	17,940,168
Comcast Corp., Class A	635,037	17,676,255
Dollar General Corp.	15,479	1,527,158
Douglas Emmett, Inc., REIT	366,396	4,741,164
Elevance Health, Inc. (a)	32,402	10,277,915
Equity Residential, REIT (a)	345,193	20,518,272
Exxon Mobil Corp. (a)	395,470	45,225,949
Fidelity National Financial, Inc.	105,623	5,834,615
General Dynamics Corp. (a)	7,297	2,516,735
HCA Healthcare, Inc. (a)	60,290	27,714,107
IDACORP, Inc.	45,996	5,934,404
Medtronic plc (a)	233,926	21,217,088
Noble Corp. plc (a)	170,546	5,005,525
Omnicom Group, Inc.	139,148	10,438,883
ONEOK, Inc.	81,888	5,486,496
Philip Morris International, Inc. (a)	204,693	29,543,341
PPG Industries, Inc.	14,351	1,402,810
Royal Gold, Inc. (a)	78,623	13,742,514
SLB Ltd.	153,224	5,525,258
Texas Instruments, Inc. (a)	109,344	17,654,682
Universal Health Services, Inc., Class B	19,258	4,179,179
US Bancorp	326,193	15,226,689
Vail Resorts, Inc.	12,576	1,865,398
Weyerhaeuser Co., REIT	220,501	5,071,523
		387,012,226
Total Common Stocks (Cost $993,376,906)		1,310,270,852

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 11.2%
Australia — 0.1%
Nufarm Australia Ltd. 5.00%, 01/27/2030 (c)	2,595,000	2,311,711
Canada — 0.5%
Transcanada Trust Series 16-A, 5.88%, 08/15/2076 (d)	10,307,000	10,307,546
Chile — 0.2%
Latam Airlines Group SA 7.63%, 01/07/2031 (c)	3,856,000	3,965,510
Germany — 0.2%
IHO Verwaltungs GmbH 7.75%, (7.75% Cash or 8.50% PIK), 11/15/2030 (c)	3,650,000	3,781,312
Mexico — 0.4%
Mexico Remittances Funding Fiduciary Estate Management Sarl 12.50%, 10/15/2031‡ (c)	9,000,000	9,360,000
Norway — 0.4%
DNB Boligkreditt A/S (NIBOR 3 Month + 0.45%), 4.58%, 10/05/2027‡ (d)	96,000,000	9,517,051
Poland — 0.3%
Canpack SA 3.13%, 11/01/2025 (c)	420,000	420,000
3.88%, 11/15/2029 (c)	5,350,000	5,081,714
		5,501,714
United Kingdom — 0.1%
BAT Capital Corp. 3.22%, 09/06/2026	2,425,000	2,406,513
United States — 9.0%
ACCO Brands Corp. 4.25%, 03/15/2029 (c)	6,858,000	6,024,562
American Airlines, Inc. 5.50%, 04/20/2026 (c)	711,311	713,120
5.75%, 04/20/2029 (c)	502,000	506,491
AMN Healthcare, Inc. 6.50%, 01/15/2031 (c)	3,100,000	3,107,449
Aramark Services, Inc. 5.00%, 02/01/2028 (c)	2,700,000	2,696,265

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
United States — 9.0% (continued)
Ball Corp. 6.88%, 03/15/2028	4,152,000	4,224,324
Bank of New York Mellon Corp. (The) Series F, (CME Term SOFR 3 Month + 3.39%), 4.63%, 09/20/2026 (d)(e)	4,475,000	4,449,022
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (d)(e)	9,889,000	9,690,197
Carnival Corp. 4.00%, 08/01/2028 (c)	1,206,000	1,186,385
CCO Holdings LLC 5.13%, 05/01/2027 (c)	1,807,000	1,796,583
5.38%, 06/01/2029 (c)	1,900,000	1,875,155
6.38%, 09/01/2029 (c)	1,835,000	1,849,441
Centene Corp. 4.25%, 12/15/2027	3,573,000	3,521,527
4.63%, 12/15/2029	4,150,000	4,025,765
2.50%, 03/01/2031	2,500,000	2,151,450
Charles River Laboratories International, Inc. 4.25%, 05/01/2028 (c)	4,682,000	4,628,858
3.75%, 03/15/2029 (c)	1,522,000	1,459,218
4.00%, 03/15/2031 (c)	5,200,000	4,902,314
Charter Communications Operating LLC 4.20%, 03/15/2028	3,640,000	3,619,541
CITGO Petroleum Corp. 6.38%, 06/15/2026 (c)	4,182,000	4,187,052
Crown Americas LLC 5.25%, 04/01/2030	900,000	913,831
DENTSPLY SIRONA, Inc. 3.25%, 06/01/2030	4,075,000	3,778,768
Diamond Foreign Asset Co. 8.50%, 10/01/2030 (c)	1,775,000	1,884,413
Dollar General Corp. 3.50%, 04/03/2030	2,750,000	2,646,255
Edgewell Personal Care Co. 5.50%, 06/01/2028 (c)	1,770,000	1,767,520
4.13%, 04/01/2029 (c)	1,557,000	1,478,774
Embecta Corp. 5.00%, 02/15/2030 (c)	4,893,000	4,642,570
6.75%, 02/15/2030 (c)	2,292,000	2,253,289

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
United States — 9.0% (continued)
Enterprise Products Operating LLC Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (d)	6,705,000	6,686,760
Fair Isaac Corp. 5.25%, 05/15/2026 (c)	1,715,000	1,717,283
4.00%, 06/15/2028 (c)	2,764,000	2,708,851
HCA, Inc. 5.88%, 02/15/2026	3,449,000	3,453,096
3.50%, 09/01/2030	2,788,000	2,678,673
5.45%, 04/01/2031	4,150,000	4,319,297
7.50%, 11/06/2033	2,643,000	3,058,673
Iron Mountain, Inc. REIT, 4.88%, 09/15/2027 (c)	3,609,000	3,597,788
REIT, 5.25%, 03/15/2028 (c)	1,005,000	1,004,477
REIT, 5.00%, 07/15/2028 (c)	1,596,000	1,587,102
REIT, 4.88%, 09/15/2029 (c)	3,372,000	3,327,825
KFC Holding Co. 4.75%, 06/01/2027 (c)	2,322,000	2,317,230
Kraft Heinz Foods Co. 3.00%, 06/01/2026	1,800,000	1,786,640
Lamb Weston Holdings, Inc. 4.13%, 01/31/2030 (c)	2,583,000	2,494,766
Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	3,480,000	3,482,470
4.70%, 01/27/2028	3,825,000	3,870,941
Mellon Capital IV Series 1, (CME Term SOFR 3 Month + 0.83%, 4.00% Floor), 4.83%, 12/31/2164 (d)(e)	6,183,000	5,273,758
MSCI, Inc. 4.00%, 11/15/2029 (c)	4,725,000	4,609,263
Noble Finance II LLC 8.00%, 04/15/2030 (c)	5,750,000	5,967,597
Oracle Corp. 5.95%, 09/26/2055	4,250,000	4,029,402
Pershing Square Holdings Ltd. 5.50%, 10/28/2032 (c)	5,300,000	5,301,219
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	6,359,000	6,231,478

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
United States — 9.0% (continued)
Service Corp. International 4.63%, 12/15/2027	1,749,000	1,744,136
5.13%, 06/01/2029	857,000	857,414
Teleflex, Inc. 4.63%, 11/15/2027	2,919,000	2,903,992
4.25%, 06/01/2028 (c)	782,000	766,189
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 03/01/2026 (d)(e)	14,157,000	14,215,624
WESCO Distribution, Inc. 7.25%, 06/15/2028 (c)	2,136,000	2,165,784
William Carter Co. (The) 7.38%, 02/15/2031 (c)	2,100,000	2,089,875
		190,227,742
Total Corporate Bonds (Cost $232,313,503)		237,379,099
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds 6.63%, 02/15/2027	21,802,200	22,667,475
6.13%, 11/15/2027	21,467,400	22,534,061
U.S. Treasury Inflation Linked Notes 0.13%, 04/15/2026	16,340,000	20,050,723
0.13%, 04/15/2027	20,780,800	23,440,366
1.25%, 04/15/2028	22,225,000	24,004,450
2.13%, 04/15/2029	18,553,000	19,976,336
1.63%, 04/15/2030	12,650,000	13,031,231
1.88%, 07/15/2034	8,465,000	8,862,467
U.S. Treasury Notes 1.75%, 12/31/2026	18,610,000	18,200,725
3.88%, 07/15/2028	4,950,000	4,984,418
4.00%, 03/31/2030	7,750,000	7,848,086
3.38%, 05/15/2033	9,250,000	8,917,940
3.88%, 08/15/2034	3,600,000	3,558,375
Total U.S. Treasury Obligations (Cost 197,012,936)		198,076,653

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Ounces	Value ($)
Commodities — 8.5%
Gold bullion* (Cost $55,101,836)	45,069	180,265,628
	Shares
Preferred Stocks — 2.0%
United States — 2.0%
Charles Schwab Corp. (The) Series D, 5.95%, (e)	178,714	4,487,508
MetLife, Inc. Series A, (CME Term SOFR 3 Month + 1.26%, 4.00% Floor), 5.30%, (d)(e)	182,311	4,353,587
Northern Trust Corp. Series E, 4.70%, (e)	304,399	6,078,848
State Street Corp. Series G, 5.35%, (e)	127,521	2,920,231
Truist Financial Corp. Series R, 4.75%, (e)	563,348	11,255,693
US Bancorp Series A, (CME Term SOFR 3 Month + 1.28%), 5.19%, (d)(e)	7,400	5,846,000
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 4.77%, (d)(e)	379,475	7,164,488
Total Preferred Stocks (Cost 45,247,134)		42,106,355
	Principal Amount ($)
Convertible Preferred Stocks — 1.6%
United States — 1.6%
Bank of America Corp. Series L, 7.25%, (e)	13,496	17,018,456
Wells Fargo & Co. Series L, 7.50%, (e)	13,673	16,916,919
		33,935,375
Total Convertible Preferred Stocks (Cost $37,413,836)		33,935,375
	Shares
Master Limited Partnerships — 1.0%
United States — 1.0%
Enterprise Products Partners LP (Cost $13,128,888)	680,686	20,958,322

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)		Value ($)
Foreign Government Securities — 0.8%
Brazil — 0.2%
Federative Republic of Brazil 10.00%, 01/01/2027	BRL	30,000,000	5,370,058
Canada — 0.0% (f)
Province of Quebec 2.50%, 04/20/2026		893,000	886,672
Mexico — 0.4%
United Mexican States 4.75%, 04/27/2032		7,800,000	7,679,100
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 4.75%, 01/18/2028 (c)		3,800,000	3,851,712
Total Foreign Government Securities (Cost 17,022,808)			17,787,542
Loan Assignments — 0.1%
United States — 0.1%
Aramark Services, Inc., First Lien Term Loan B9 (CME Term SOFR 1 Month + 1.75%), 5.71%, 04/06/2028 (d) (Cost $2,500,000)		2,500,000	2,506,775
Asset-Backed Securities — 0.1%
United States — 0.1%
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029 (Cost $2,253,636)		2,259,684	2,316,481
Short-Term Investments — 3.1%
Commercial Paper — 3.1%
AES Corp. (The) 4.25%, 11/03/2025 (c)(g)		19,348,000	19,341,145
Cargill, Inc. 3.92%, 11/03/2025 (c)(g)		12,092,000	12,088,041
Credit Agricole Corporate and Investment Bank 3.84%, 11/03/2025 (g)		8,779,000	8,776,164

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 3.1% (continued)
General Motors Financial Co., Inc. 4.00%, 11/03/2025 (c)(g)	25,756,000	25,747,367
Total Commercial Paper (Cost $65,960,202)		65,952,717
	Shares
Investment Companies — 0.0% (f)
JPMorgan US Government Money Market Fund 4.07% (h) (Cost $35,636)	35,636	35,636
Total Short-Term Investments (Cost $65,995,838)		65,988,353
Total Investments — 99.7% (Cost $1,661,367,321)		2,111,591,435
Other Assets Less Liabilities — 0.3%		5,413,673
Net Assets — 100.0%		2,117,005,108

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $178,794,698, which represents approximately 8.45% of net assets of the Fund.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of October 31, 2025.

(e)  Perpetual security. The rate reflected was the rate in effect on October 31, 2025. The maturity date reflects the next call date.

(f)  Represents less than 0.05% of net assets.

(g)  The rate shown was the current yield as of October 31, 2025.

(h)  Represents 7-day effective yield as of October 31, 2025.

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$521,974,771
Aggregate gross unrealized depreciation	(66,581,840)
Net unrealized appreciation	$455,392,931
Federal income tax cost of investments	$1,655,895,929

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Forward Foreign Currency Exchange Contracts outstanding as of October 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,360,314	EUR	5,425,000	UBS AG	11/05/2025	$106,785
USD	1,371,952	JPY	197,231,000	UBS AG	11/05/2025	92,015
USD	3,145,979	EUR	2,720,000	Bank of New York Mellon	12/03/2025	5,634
USD	1,997,157	JPY	293,685,000	Bank of New York Mellon	12/03/2025	85,853
USD	6,543,040	EUR	5,600,000	Goldman Sachs	01/07/2026	64,073
USD	2,464,616	GBP	1,839,000	Goldman Sachs	01/07/2026	48,639
USD	863,858	JPY	126,201,000	Goldman Sachs	01/07/2026	39,478
USD	6,082,544	EUR	5,147,000	JPMorgan Chase Bank	02/04/2026	119,218
USD	2,375,399	GBP	1,769,000	JPMorgan Chase Bank	02/04/2026	51,445
USD	1,432,760	JPY	210,358,000	JPMorgan Chase Bank	02/04/2026	55,027
USD	7,169,080	EUR	6,126,000	UBS AG	03/04/2026	61,762
USD	1,462,782	JPY	220,141,000	UBS AG	03/04/2026	17,393
Total unrealized appreciation						747,322
EUR	5,425,000	USD	6,310,458	UBS AG	11/05/2025	(56,929)
JPY	197,231,000	USD	1,296,046	UBS AG	11/05/2025	(16,110)
Total unrealized depreciation						(73,039)
Net unrealized appreciation						$674,283

Abbreviations

ADR  — American Depositary Receipt

BRL  — Brazilian Real

EUR  — Euro

GBP  — British Pound

JPY  — Japanese Yen

NIBOR  — Norwegian Interbank Offered Rate

NVDR  — Non-Voting Depositary Receipt

OYJ  — Public Limited Company

PIK  — Pay in Kind

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SOFR  — Secured Overnight Financing Rate

USD  — United States Dollar

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Written Call Options Contracts as of October 31, 2025:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	84	USD	(1,966,692)	USD	270.00	12/19/2025	(18,228)
Analog Devices, Inc.	Exchange Traded	486	USD	(11,378,718)	USD	310.00	1/16/2026	(49,815)
Bank of New York Mellon Corp. (The)	Exchange Traded	210	USD	(2,266,530)	USD	105.00	1/16/2026	(160,650)
Becton Dickinson & Co.	Exchange Traded	110	USD	(1,965,810)	USD	230.00	12/19/2025	(23,650)
BXP, Inc., REIT	Exchange Traded	294	USD	(2,092,986)	USD	80.00	1/16/2026	(29,400)
BXP, Inc., REIT	Exchange Traded	294	USD	(2,092,986)	USD	82.50	1/16/2026	(19,110)
Colgate-Palmolive Co.	Exchange Traded	213	USD	(1,641,165)	USD	110.00	1/16/2026	(20,235)
Elevance Health, Inc.	Exchange Traded	45	USD	(1,427,400)	USD	550.00	12/19/2025	(14,850)
Elevance Health, Inc.	Exchange Traded	45	USD	(1,427,400)	USD	560.00	12/19/2025	(21,600)
Equity Residential, REIT	Exchange Traded	267	USD	(1,587,048)	USD	90.00	12/19/2025	(57,405)
Exxon Mobil Corp.	Exchange Traded	175	USD	(2,001,300)	USD	135.00	11/21/2025	(963)
Exxon Mobil Corp.	Exchange Traded	170	USD	(1,944,120)	USD	140.00	12/19/2025	(1,870)
Exxon Mobil Corp.	Exchange Traded	178	USD	(2,035,608)	USD	140.00	1/16/2026	(3,738)
Exxon Mobil Corp.	Exchange Traded	178	USD	(2,035,608)	USD	145.00	1/16/2026	(1,780)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,784,016)	USD	160.00	12/19/2025	(7,020)
Exxon Mobil Corp.	Exchange Traded	160	USD	(1,829,760)	USD	160.00	1/16/2026	(1,440)
Exxon Mobil Corp.	Exchange Traded	156	USD	(1,784,016)	USD	165.00	12/19/2025	(9,360)
General Dynamics Corp.	Exchange Traded	72	USD	(2,483,280)	USD	330.00	1/16/2026	(168,480)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(2,298,400)	USD	500.00	12/19/2025	(26,000)
HCA Healthcare, Inc.	Exchange Traded	50	USD	(2,298,400)	USD	500.00	1/16/2026	(38,500)
HCA Healthcare, Inc.	Exchange Traded	51	USD	(2,344,368)	USD	520.00	1/16/2026	(21,930)
HCA Healthcare, Inc.	Exchange Traded	46	USD	(2,114,528)	USD	520.00	3/20/2026	(59,340)
Medtronic plc	Exchange Traded	220	USD	(1,995,400)	USD	110.00	1/16/2026	(15,400)
Noble Corp. plc	Exchange Traded	338	USD	(992,030)	USD	35.00	12/19/2025	(12,168)
Nutrien Ltd.	Exchange Traded	324	USD	(1,764,180)	USD	75.00	12/19/2025	(4,860)
Nutrien Ltd.	Exchange Traded	330	USD	(1,796,850)	USD	75.00	1/16/2026	(6,600)
Philip Morris International, Inc.	Exchange Traded	117	USD	(1,688,661)	USD	200.00	11/21/2025	(2,925)
Philip Morris International, Inc.	Exchange Traded	118	USD	(1,703,094)	USD	200.00	12/19/2025	(1,180)
Philip Morris International, Inc.	Exchange Traded	118	USD	(1,703,094)	USD	200.00	1/16/2026	(3,540)

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Income Builder Fund | Schedule of Investments | October 31, 2025

Written Call Options Contracts as of October 31, 2025: (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Royal Gold, Inc.	Exchange Traded	110	USD	(1,922,690)	USD	250.00	11/21/2025	(23,650)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	87	USD	(2,613,741)	USD	340.00	1/16/2026	(85,347)
Texas Instruments, Inc.	Exchange Traded	115	USD	(1,856,790)	USD	240.00	12/19/2025	(3,335)
Texas Instruments, Inc.	Exchange Traded	99	USD	(1,598,454)	USD	260.00	11/21/2025	(5,544)
Texas Instruments, Inc.	Exchange Traded	100	USD	(1,614,600)	USD	260.00	12/19/2025	(4,400)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,517,724)	USD	280.00	12/19/2025	(3,854)
Texas Instruments, Inc.	Exchange Traded	94	USD	(1,517,724)	USD	290.00	12/19/2025	(1,786)
Wheaton Precious Metals Corp.	Exchange Traded	223	USD	(2,152,396)	USD	125.00	12/19/2025	(13,380)
Wheaton Precious Metals Corp.	Exchange Traded	227	USD	(2,191,004)	USD	125.00	1/16/2026	(23,835)
Wheaton Precious Metals Corp.	Exchange Traded	228	USD	(2,200,656)	USD	130.00	12/19/2025	(9,690)
								(976,858)
Total Written Options Contracts (Premiums Received ($810,610))								(976,858)

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 96.0%
Air Freight & Logistics — 5.8%
CH Robinson Worldwide, Inc.	92,362	14,222,824
Expeditors International of Washington, Inc.	96,084	11,712,640
		25,935,464
Beverages — 1.5%
PepsiCo, Inc.	44,711	6,531,830
Electronic Equipment, Instruments & Components — 6.5%
TE Connectivity plc (Ireland)	118,864	29,360,597
Food Products — 1.5%
Nestle SA (Registered) (Switzerland)	68,466	6,541,821
Health Care Equipment & Supplies — 7.2%
Becton Dickinson & Co.	80,101	14,314,850
Medtronic plc	198,151	17,972,295
		32,287,145
Health Care Providers & Services — 9.0%
Elevance Health, Inc.	19,406	6,155,583
HCA Healthcare, Inc.	45,518	20,923,714
UnitedHealth Group, Inc.	39,272	13,413,745
		40,493,042
Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	25,758	2,083,049
Insurance — 1.8%
Fidelity National Financial, Inc.	77,032	4,255,248
Willis Towers Watson plc	12,392	3,879,935
		8,135,183
Interactive Media & Services — 14.1%
Alphabet, Inc., Class A	141,712	39,847,997
Meta Platforms, Inc., Class A	36,224	23,485,831
		63,333,828
IT Services — 0.1%
Accenture plc, Class A	2,573	643,507
Machinery — 4.4%
Schindler Holding AG (Switzerland)	56,111	19,986,755

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Media — 4.3%
Comcast Corp., Class A	686,166	19,099,431
Oil, Gas & Consumable Fuels — 2.7%
Exxon Mobil Corp.	106,908	12,225,999
Semiconductors & Semiconductor Equipment — 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	39,643	11,909,946
Texas Instruments, Inc.	109,689	17,710,386
		29,620,332
Software — 7.9%
Microsoft Corp.	6,519	3,375,604
Oracle Corp.	104,271	27,382,607
Salesforce, Inc.	17,397	4,530,353
		35,288,564
Specialized REITs — 1.5%
Extra Space Storage, Inc., REIT	50,005	6,677,668
Specialty Retail — 6.0%
Home Depot, Inc. (The)	48,925	18,571,441
Ross Stores, Inc.	53,348	8,478,064
		27,049,505
Technology Hardware, Storage & Peripherals — 6.3%
Samsung Electronics Co. Ltd. (Preference) (South Korea)	482,035	28,447,277
Textiles, Apparel & Luxury Goods — 3.1%
LVMH Moet Hennessy Louis Vuitton SE (France)	19,533	13,806,377
Tobacco — 5.2%
British American Tobacco plc (United Kingdom)	147,475	7,553,013
Philip Morris International, Inc.	109,242	15,766,898
		23,319,911
Total Common Stocks (Cost $282,833,980)		430,867,285
Master Limited Partnerships — 3.0%
Oil, Gas & Consumable Fuels — 3.0%
Enterprise Products Partners LP (Cost $11,240,337)	430,666	13,260,206

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 1.0%
Commercial Paper — 1.0%
AES Corp. (The) 4.25%, 11/3/2025 (a)(b)	1,386,000	1,385,509
Cargill, Inc. 3.92%, 11/3/2025 (a)(b)	866,000	865,716
Credit Agricole Corporate and Investment Bank 3.84%, 11/3/2025 (b)	629,000	628,797
General Motors Financial Co., Inc. 4.00%, 11/3/2025 (a)(b)	1,845,000	1,844,381
Total Commercial Paper (Cost $4,724,940)		4,724,403
	Shares
Investment Companies — 0.0% (c)
JPMorgan US Government Money Market Fund 4.07% (d) (Cost $2,975)	2,975	2,975
Total Short-Term Investments (Cost $4,727,915)		4,727,378
Total Investments — 100.0% (Cost $298,802,232)		448,854,869
Other Assets Less Liabilities — 0.0% (c)		142,357
Net Assets — 100.0%		448,997,226

(a)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $4,095,606, which represents approximately 0.91% of net assets of the Fund.

(b)  The rate shown was the current yield as of October 31, 2025.

(c)  Represents less than 0.05% of net assets.

(d)  Represents 7-day effective yield as of October 31, 2025.

Abbreviations

ADR  — American Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Rising Dividend Fund | Schedule of Investments | October 31, 2025

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,149,815
Aggregate gross unrealized depreciation	(18,847,710)
Net unrealized appreciation	$151,302,105
Federal income tax cost of investments	$297,552,764

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 94.5%
Aerospace & Defense — 2.5%
AAR Corp.*	43,903	3,697,072
Astronics Corp.*	206,908	10,175,735
Ducommun, Inc.*	160,288	14,706,424
Kratos Defense & Security Solutions, Inc.*	127,721	11,571,522
VSE Corp.	24,332	4,396,306
		44,547,059
Air Freight & Logistics — 0.5%
GXO Logistics, Inc.*	105,865	5,950,672
Radiant Logistics, Inc.*	451,590	2,732,119
		8,682,791
Automobile Components — 0.2%
Dorman Products, Inc.*	14,288	1,916,450
Holley, Inc.*	425,160	1,220,209
		3,136,659
Banks — 4.9%
Ameris Bancorp	174,657	12,508,934
Avidbank Holdings, Inc.*	101,858	2,661,549
Axos Financial, Inc.*	120,836	9,422,791
Columbia Banking System, Inc.	96,180	2,577,624
Customers Bancorp, Inc.*	109,106	7,323,195
Dime Community Bancshares, Inc.	228,583	6,000,304
Old National Bancorp	519,108	10,605,376
Red River Bancshares, Inc.	28,319	1,870,753
Seacoast Banking Corp. of Florida	359,259	10,885,548
SmartFinancial, Inc.	87,105	3,046,062
Valley National Bancorp	776,140	8,436,642
Webster Financial Corp.	174,846	9,973,216
		85,311,994
Biotechnology — 0.4%
CareDx, Inc.*	433,312	6,499,680
Building Products — 1.9%
American Woodmark Corp.*	112,171	7,148,658
Insteel Industries, Inc.	352,348	11,007,351

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Building Products — 1.9% (continued)
Janus International Group, Inc.*	1,002,252	9,621,619
Quanex Building Products Corp.	373,413	5,306,199
		33,083,827
Capital Markets — 0.9%
Ceragon Networks Ltd. (Israel)*	517,925	1,346,605
Moelis & Co., Class A	69,959	4,430,504
Perella Weinberg Partners, Class A	507,156	9,473,674
		15,250,783
Chemicals — 2.0%
AdvanSix, Inc.	163,526	3,039,948
Arq, Inc.*	211,002	1,401,053
Aspen Aerogels, Inc.*	570,570	4,644,440
Intrepid Potash, Inc.*	228,777	6,092,332
LSB Industries, Inc.*	1,236,943	10,427,429
Mativ Holdings, Inc.	897,323	9,583,410
		35,188,612
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	65,393	2,811,899
ACCO Brands Corp.	758,625	2,852,430
Healthcare Services Group, Inc.*	491,487	8,782,873
Interface, Inc., Class A	119,156	2,966,984
		17,414,186
Communications Equipment — 4.1%
ADTRAN Holdings, Inc.*	1,062,073	11,066,801
Aviat Networks, Inc.*	332,993	8,311,505
Ciena Corp.*	54,069	10,268,785
Digi International, Inc.*	156,493	5,740,163
Harmonic, Inc.*	715,953	7,660,697
Inseego Corp.*	168,367	2,801,627
KVH Industries, Inc.*	185,431	1,107,023
Lantronix, Inc.*	107,972	532,302
NETGEAR, Inc.*	138,482	4,808,095
NetScout Systems, Inc.*	184,081	5,117,452
Ribbon Communications, Inc.*	904,945	3,040,615

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Communications Equipment — 4.1% (continued)
Viavi Solutions, Inc.*	676,972	11,982,404
		72,437,469
Construction & Engineering — 3.2%
Ameresco, Inc., Class A*	575,041	22,725,620
Arcosa, Inc.	111,180	11,340,360
Concrete Pumping Holdings, Inc.	448,336	2,864,867
Dycom Industries, Inc.*	37,303	10,735,431
Matrix Service Co.*	525,917	7,899,273
		55,565,551
Construction Materials — 0.6%
Eagle Materials, Inc.	30,481	6,471,726
Titan America SA (Belgium)	310,078	4,576,751
		11,048,477
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc. (The)*	133,357	7,868,063
Containers & Packaging — 0.6%
Ranpak Holdings Corp., Class A*	223,190	1,182,907
TriMas Corp.	260,010	9,238,155
		10,421,062
Diversified Consumer Services — 1.5%
Lincoln Educational Services Corp.*	677,950	13,165,789
Phoenix Education Partners, Inc.*	67,790	2,504,841
Universal Technical Institute, Inc.*	382,685	11,373,398
		27,044,028
Electrical Equipment — 0.9%
LSI Industries, Inc.	256,142	5,863,091
Thermon Group Holdings, Inc.*	350,703	10,075,697
		15,938,788
Electronic Equipment, Instruments & Components — 7.2%
908 Devices, Inc.*	555,324	4,431,486
Advanced Energy Industries, Inc.	99,041	20,078,582
Airgain, Inc.*	408,025	1,754,508
Avnet, Inc.	90,574	4,388,310
Belden, Inc.	68,720	8,373,532

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components — 7.2% (continued)
Benchmark Electronics, Inc.	208,277	9,126,698
Fabrinet (Thailand)*	35,716	15,735,398
OSI Systems, Inc.*	25,277	7,038,633
Rogers Corp.*	93,669	8,199,784
Sanmina Corp.*	40,314	5,525,034
TTM Technologies, Inc.*	298,542	20,062,022
Vishay Intertechnology, Inc.	810,178	13,756,823
Vishay Precision Group, Inc.*	216,519	8,110,802
		126,581,612
Energy Equipment & Services — 2.9%
Flowco Holdings, Inc., Class A	104,916	1,699,639
Geospace Technologies Corp.*	435,750	11,041,905
Helix Energy Solutions Group, Inc.*	487,515	3,276,101
Natural Gas Services Group, Inc.	262,544	7,309,225
Oil States International, Inc.*	2,332,010	13,922,100
ProPetro Holding Corp.*	427,000	4,432,260
RPC, Inc.	292,655	1,521,806
SEACOR Marine Holdings, Inc.*	981,711	6,243,682
Seadrill Ltd.*	43,027	1,357,932
Smart Sand, Inc.	251,059	539,777
		51,344,427
Financial Services — 1.9%
Flywire Corp.*	245,352	3,268,089
MGIC Investment Corp.	343,929	9,430,533
NMI Holdings, Inc., Class A*	239,139	8,711,834
Radian Group, Inc.	202,775	6,882,183
Remitly Global, Inc.*	314,093	5,038,052
		33,330,691
Food Products — 1.7%
Mama's Creations, Inc.*	1,171,415	12,405,285
SunOpta, Inc. (Canada)*	537,471	2,805,599
Utz Brands, Inc.	647,425	6,817,385
Vital Farms, Inc.*	247,563	8,132,444
		30,160,713

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Gas Utilities — 0.4%
ONE Gas, Inc.	88,840	7,124,080
Ground Transportation — 0.9%
FTAI Infrastructure, Inc.	1,870,636	9,989,196
RXO, Inc.*	301,245	5,341,074
		15,330,270
Health Care Equipment & Supplies — 4.2%
Alphatec Holdings, Inc.*	613,332	11,647,175
AngioDynamics, Inc.*	243,221	2,925,949
Artivion, Inc.*	291,333	13,217,778
Axogen, Inc.*	394,480	8,765,345
Beta Bionics, Inc.*	219,205	5,966,760
Embecta Corp.	347,343	4,633,556
Envista Holdings Corp.*	196,815	4,005,185
Profound Medical Corp. (Canada)*	261,886	1,589,648
SI-BONE, Inc.*	471,278	6,989,053
Teleflex, Inc.	55,955	6,964,719
Treace Medical Concepts, Inc.*	1,138,683	7,276,184
		73,981,352
Health Care Providers & Services — 4.8%
Aveanna Healthcare Holdings, Inc.*	693,998	6,280,682
Brookdale Senior Living, Inc.*	1,709,674	15,848,678
Concentra Group Holdings Parent, Inc.	283,108	5,639,511
Hinge Health, Inc., Class A*	122,183	6,079,826
InfuSystem Holdings, Inc.*	679,297	7,037,517
LifeStance Health Group, Inc.*	1,307,486	6,406,681
Pennant Group, Inc. (The)*	386,696	9,562,992
Progyny, Inc.*	191,131	3,576,061
RadNet, Inc.*	78,501	5,965,291
Strata Critical Medical, Inc.*	1,731,223	8,708,052
Talkspace, Inc.*	1,867,121	6,030,801
Viemed Healthcare, Inc.*	409,065	2,642,560
		83,778,652
Health Care REITs — 0.2%
Strawberry Fields REIT, Inc., REIT	262,813	3,056,515

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Health Care Technology — 0.8%
HealthStream, Inc.	363,183	8,934,302
Simulations Plus, Inc.*	250,968	4,311,630
		13,245,932
Hotels, Restaurants & Leisure — 0.5%
Cheesecake Factory, Inc. (The)	76,132	3,791,374
El Pollo Loco Holdings, Inc.*	484,611	4,952,724
		8,744,098
Household Durables — 4.4%
Beazer Homes USA, Inc.*	585,702	13,119,725
Century Communities, Inc.	194,276	11,539,994
Champion Homes, Inc.*	104,365	7,120,824
Ethan Allen Interiors, Inc.	219,059	5,294,656
Hooker Furnishings Corp.	310,350	2,817,978
Installed Building Products, Inc.	53,559	13,294,951
M/I Homes, Inc.*	49,835	6,238,844
Smith Douglas Homes Corp., Class A*	314,022	5,485,964
Taylor Morrison Home Corp., Class A*	202,173	11,982,794
Universal Electronics, Inc.*	155,597	605,272
		77,501,002
Household Products — 0.6%
Central Garden & Pet Co., Class A*	58,578	1,629,054
Spectrum Brands Holdings, Inc.	165,342	8,908,627
		10,537,681
Insurance — 2.3%
Axis Capital Holdings Ltd.	63,467	5,944,319
Citizens, Inc., Class A*	515,686	2,872,371
Lincoln National Corp.	359,360	15,093,120
Old Republic International Corp.	227,495	8,976,953
Stewart Information Services Corp.	104,792	7,154,150
		40,040,913
Interactive Media & Services — 0.5%
EverQuote, Inc., Class A*	221,724	4,775,935
QuinStreet, Inc.*	219,332	3,243,920
Trivago NV, ADR (Germany)*	200,432	645,391
		8,665,246

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
IT Services — 0.5%
Backblaze, Inc., Class A*	906,295	9,343,901
Leisure Products — 0.7%
Clarus Corp.	750,397	2,506,326
Johnson Outdoors, Inc., Class A	122,517	4,990,117
YETI Holdings, Inc.*	122,538	4,165,067
		11,661,510
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., Class A*	6,558	2,095,609
Maravai LifeSciences Holdings, Inc., Class A*	921,007	2,891,962
		4,987,571
Machinery — 6.8%
Aebi Schmidt Holding AG (Switzerland)	268,528	2,994,087
Albany International Corp., Class A	69,503	3,932,480
Astec Industries, Inc.	260,801	12,135,071
CECO Environmental Corp.*	366,311	17,908,945
Columbus McKinnon Corp.	40,750	661,373
Enpro, Inc.	49,095	11,390,531
Flowserve Corp.	39,345	2,685,296
Graham Corp.*	266,467	16,598,230
JBT Marel Corp.	56,053	7,068,283
Luxfer Holdings plc (United Kingdom)	394,362	4,811,216
Manitowoc Co., Inc. (The)*	728,984	7,413,767
Mayville Engineering Co., Inc.*	303,588	5,409,938
Park-Ohio Holdings Corp.	363,724	7,503,626
Timken Co. (The)	75,063	5,893,196
Titan International, Inc.*	544,668	4,112,243
Trinity Industries, Inc.	347,211	9,503,165
		120,021,447
Marine Transportation — 0.0% (a)
Diana Shipping, Inc. (Greece)	52,451	91,789
Media — 1.1%
DoubleVerify Holdings, Inc.*	463,373	5,273,185
Magnite, Inc.*	236,528	4,229,121
National CineMedia, Inc.	725,292	3,205,790
First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Media — 1.1% (continued)
Thryv Holdings, Inc.*	832,013	6,414,820
		19,122,916
Metals & Mining — 5.3%
Century Aluminum Co.*	294,100	8,711,242
Coeur Mining, Inc.*	1,240,903	21,306,304
Commercial Metals Co.	235,131	13,957,376
Ferroglobe plc	1,839,983	8,923,918
Hecla Mining Co.	1,411,431	18,165,117
Kaiser Aluminum Corp.	132,194	11,967,523
Materion Corp.	41,093	4,710,491
Ramaco Resources, Inc., Class B	339,521	4,984,168
		92,726,139
Multi-Utilities — 0.4%
Black Hills Corp.	108,145	6,859,637
Oil, Gas & Consumable Fuels — 3.9%
Dorian LPG Ltd.	337,561	9,738,635
Golar LNG Ltd. (Bermuda)	247,814	10,172,765
Murphy Oil Corp.	237,811	6,730,051
Navigator Holdings Ltd.	607,969	9,995,010
PBF Energy, Inc., Class A	478,124	16,337,497
Riley Exploration Permian, Inc.	173,500	4,514,470
Scorpio Tankers, Inc. (Monaco)	187,310	11,557,027
		69,045,455
Paper & Forest Products — 0.9%
Clearwater Paper Corp.*	124,200	2,192,130
Louisiana-Pacific Corp.	161,334	14,053,805
		16,245,935
Passenger Airlines — 0.1%
Allegiant Travel Co.*	16,912	1,051,588
Personal Care Products — 0.1%
Nature's Sunshine Products, Inc.*	100,969	1,361,062
Professional Services — 0.2%
TIC Solutions, Inc.*	218,329	2,648,331

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Real Estate Management & Development — 0.8%
Douglas Elliman, Inc.*	1,421,549	3,511,226
Forestar Group, Inc.*	433,454	11,274,139
		14,785,365
Residential REITs — 0.5%
UMH Properties, Inc., REIT	596,923	8,679,260
Retail REITs — 1.0%
FrontView REIT, Inc., REIT	181,668	2,416,184
Macerich Co. (The), REIT	148,547	2,547,581
Tanger, Inc., REIT	155,196	5,053,182
Whitestone REIT, REIT	624,292	7,828,622
		17,845,569
Semiconductors & Semiconductor Equipment — 4.7%
Alpha & Omega Semiconductor Ltd.*	286,692	8,044,578
Ambiq Micro, Inc.*	93,606	2,860,599
Amtech Systems, Inc.*	659,277	5,228,067
Axcelis Technologies, Inc.*	113,927	9,064,032
Cohu, Inc.*	217,506	5,174,468
FormFactor, Inc.*	264,789	14,550,156
inTEST Corp.*	351,390	2,979,787
Silicon Motion Technology Corp., ADR (Taiwan)	131,659	12,917,064
Ultra Clean Holdings, Inc.*	352,031	9,649,170
Veeco Instruments, Inc.*	416,787	11,982,626
		82,450,547
Software — 1.5%
CS Disco, Inc.*	265,829	1,680,039
Five9, Inc.*	304,677	7,397,558
Kaltura, Inc.*	160,356	248,552
Silvaco Group, Inc.*	675,001	3,975,756
SimilarWeb Ltd. (Israel)*	654,337	5,594,581
Sprinklr, Inc., Class A*	953,280	7,359,322
		26,255,808
Specialized REITs — 0.7%
Outfront Media, Inc., REIT	708,357	12,530,835

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Specialty Retail — 2.2%
MarineMax, Inc.*	238,776	5,914,482
National Vision Holdings, Inc.*	447,243	11,516,507
OneWater Marine, Inc., Class A*	244,736	3,800,750
Outdoor Holding Co.*	1,667,543	2,668,069
Sonic Automotive, Inc., Class A	72,693	4,618,186
Tile Shop Holdings, Inc.*	266,002	1,665,173
Warby Parker, Inc., Class A*	390,714	7,654,087
		37,837,254
Technology Hardware, Storage & Peripherals — 0.5%
Eastman Kodak Co.*	670,857	4,253,233
Xerox Holdings Corp.	1,562,761	5,188,367
		9,441,600
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc.*	525,810	1,093,685
Lakeland Industries, Inc.	234,719	3,863,475
		4,957,160
Trading Companies & Distributors — 3.1%
Air Lease Corp., Class A	40,092	2,560,275
Alta Equipment Group, Inc.	685,234	4,193,632
Boise Cascade Co.	108,636	7,657,752
Custom Truck One Source, Inc.*	675,234	3,977,128
DNOW, Inc.*	203,499	2,991,435
NPK International, Inc.*	238,424	2,932,615
QXO, Inc.*	150,901	2,666,421
Titan Machinery, Inc.*	660,170	10,826,788
Transcat, Inc.*	25,193	1,830,272
WESCO International, Inc.	57,046	14,805,148
		54,441,466
Total Common Stocks (Cost $1,300,145,978)		1,657,254,358
Exchange Traded Funds — 0.5%
State Street SPDR S&P Regional Banking ETF (Cost $9,241,224)	148,361	8,901,660

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Number of Rights	Value ($)
Rights — 0.0% (a)
IT Services — 0.0% (a)
Flexion, Inc., CVR*‡ (b) (Cost $27,802)	44,841	—
	Shares
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan US Government Money Market Fund 4.07% (c) (Cost $91,226,352)	91,226,352	91,226,352
Total Investments — 100.2% (Cost $1,400,641,356)		1,757,382,370
Liabilities in Excess of Other Assets — (0.2%)		(3,810,631)
Net Assets — 100.0%		1,753,571,739

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Security fair valued as of October 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2025 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Represents 7-day effective yield as of October 31, 2025.

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

ETF  — Exchange Traded Fund

REIT  — Real Estate Investment Trust

SPDR  — Standard & Poor's Depositary Receipt

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$434,181,296
Aggregate gross unrealized depreciation	(79,172,710)
Net unrealized appreciation	$355,008,586
Federal income tax cost of investments	$1,402,373,784

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Small Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Affiliated Securities

Security Description	Market Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)
Common Stocks — 0.3%
United States — 0.3%
Amtech Systems, Inc.*^	$4,023,077	$117,845	$(428,161)	$(378,769)
Total Common Stocks	4,023,077	117,845	(428,161)	(378,769)
Total	$4,023,077	$117,845	$(428,161)	$(378,769)

Affiliated Securities (continued)

Security Description	Change in Unrealized Appreciation/ Depreciation	Market Value October 31, 2025	Shares at October 31, 2025	Dividend Income
Common Stocks — 0.3%
United States — 0.3%
Amtech Systems, Inc.*^	$1,894,075	$5,228,067	659,277	$—
Total Common Stocks	1,894,075	5,228,067	659,277	—
Total	$1,894,075	$5,228,067	659,277	$—

*  Non-income producing security.

^  Represents an unaffiliated issuer as of October 31, 2025.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 97.1%
Aerospace & Defense — 3.1%
Curtiss-Wright Corp.	1,756	1,046,102
StandardAero, Inc.*	14,500	418,905
		1,465,007
Air Freight & Logistics — 0.9%
GXO Logistics, Inc.*	7,211	405,330
Banks — 2.5%
Webster Financial Corp.	20,500	1,169,320
Biotechnology — 2.0%
CareDx, Inc.*	29,015	435,225
Exelixis, Inc.*	13,771	532,525
		967,750
Building Products — 2.5%
Advanced Drainage Systems, Inc.	5,100	714,255
Lennox International, Inc.	977	493,385
		1,207,640
Capital Markets — 5.0%
Evercore, Inc., Class A	4,090	1,204,750
Houlihan Lokey, Inc., Class A	4,402	788,310
Raymond James Financial, Inc.	2,343	371,764
		2,364,824
Commercial Services & Supplies — 1.3%
Clean Harbors, Inc.*	2,900	610,479
Communications Equipment — 1.8%
Ciena Corp.*	4,400	835,648
Construction & Engineering — 4.7%
Arcosa, Inc.	1,496	152,592
Dycom Industries, Inc.*	3,312	953,161
Quanta Services, Inc.	2,518	1,130,909
		2,236,662
Construction Materials — 1.7%
James Hardie Industries plc, ADR*	28,176	589,724
Titan America SA (Belgium)	16,425	242,433
		832,157

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Consumer Staples Distribution & Retail — 3.9%
Casey's General Stores, Inc.	893	458,279
Chefs' Warehouse, Inc. (The)*	9,979	588,761
Performance Food Group Co.*	8,400	812,616
		1,859,656
Electrical Equipment — 4.4%
Generac Holdings, Inc.*	5,235	879,585
nVent Electric plc	10,600	1,212,110
		2,091,695
Electronic Equipment, Instruments & Components — 11.2%
Belden, Inc.	5,275	642,759
Coherent Corp.*	8,901	1,174,576
Fabrinet (Thailand)*	3,236	1,425,684
Flex Ltd.*	19,448	1,215,889
OSI Systems, Inc.*	1,945	541,605
Trimble, Inc.*	4,503	359,114
		5,359,627
Entertainment — 1.4%
Roku, Inc., Class A*	6,200	658,006
Financial Services — 5.9%
MGIC Investment Corp.	18,425	505,213
Radian Group, Inc.	23,931	812,218
Rocket Cos., Inc., Class A	60,700	1,011,262
Walker & Dunlop, Inc.	6,042	482,877
		2,811,570
Food Products — 0.8%
Ingredion, Inc.	3,182	367,235
Ground Transportation — 1.1%
XPO, Inc.*	3,585	515,774
Health Care Equipment & Supplies — 0.3%
Zimmer Biomet Holdings, Inc.	1,636	164,516
Health Care Providers & Services — 7.9%
Cardinal Health, Inc.	7,729	1,474,461
Ensign Group, Inc. (The)	1,225	220,623
Quest Diagnostics, Inc.	3,935	692,363

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Health Care Providers & Services — 7.9% (continued)
Tenet Healthcare Corp.*	6,733	1,390,297
		3,777,744
Hotel & Resort REITs — 0.8%
Ryman Hospitality Properties, Inc., REIT	4,400	382,404
Hotels, Restaurants & Leisure — 4.4%
Aramark	12,485	472,932
Cheesecake Factory, Inc. (The)	15,215	757,707
Texas Roadhouse, Inc., Class A	5,215	853,069
		2,083,708
Household Durables — 4.5%
Beazer Homes USA, Inc.*	27,280	611,072
Century Communities, Inc.	7,650	454,410
SharkNinja, Inc.*	7,900	675,450
Toll Brothers, Inc.	2,891	390,140
		2,131,072
Insurance — 2.9%
Axis Capital Holdings Ltd.	6,212	581,816
Old Republic International Corp.	20,760	819,190
		1,401,006
IT Services — 1.5%
Kyndryl Holdings, Inc.*	25,000	723,000
Life Sciences Tools & Services — 2.2%
Bio-Rad Laboratories, Inc., Class A*	3,308	1,057,071
Machinery — 3.4%
CECO Environmental Corp.*	10,000	488,900
Donaldson Co., Inc.	3,200	269,600
Enpro, Inc.	3,615	838,716
		1,597,216
Multi-Utilities — 0.4%
Black Hills Corp.	3,030	192,193
Oil, Gas & Consumable Fuels — 3.3%
Expand Energy Corp.	9,074	937,435
HF Sinclair Corp.	4,491	231,735
Permian Resources Corp., Class A	33,871	425,420
		1,594,590

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Passenger Airlines — 2.0%
Delta Air Lines, Inc.	12,694	728,382
Southwest Airlines Co.	8,000	242,400
		970,782
Personal Care Products — 0.2%
Coty, Inc., Class A*	28,074	111,454
Professional Services — 1.0%
CBIZ, Inc.*	8,637	475,035
Real Estate Management & Development — 1.7%
Colliers International Group, Inc. (Canada)	5,008	798,926
Semiconductors & Semiconductor Equipment — 3.5%
Entegris, Inc.	9,400	860,758
Onto Innovation, Inc.*	6,050	816,508
		1,677,266
Specialty Retail — 1.6%
Lithia Motors, Inc., Class A	444	139,452
Warby Parker, Inc., Class A*	32,700	640,593
		780,045
Trading Companies & Distributors — 1.3%
QXO, Inc.*	34,000	600,780
Total Common Stocks (Cost $33,235,283)		46,277,188
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan US Government Money Market Fund 4.07% (a) (Cost $1,396,497)	1,396,497	1,396,497
Total Investments — 100.0% (Cost $34,631,780)		47,673,685
Liabilities in Excess of Other Assets — 0.0% (b)		(17,659)
Net Assets — 100.0%		47,656,026

*  Non-income producing security.

(a)  Represents 7-day effective yield as of October 31, 2025.

(b)  Represents less than 0.05% of net assets.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle U.S. Smid Cap Opportunity Fund | Schedule of Investments | October 31, 2025

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,944,177
Aggregate gross unrealized depreciation	(921,663)
Net unrealized appreciation	$13,022,514
Federal income tax cost of investments	$34,651,171

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Common Stocks — 91.4%
Australia — 1.6%
Glencore plc	47,378	226,968
Ora Banda Mining Ltd.*	57,462	45,228
		272,196
Belgium — 0.9%
Shurgard Self Storage Ltd., REIT	4,128	151,113
Canada — 17.2%
Agnico Eagle Mines Ltd.	1,812	291,434
Canadian National Railway Co.	1,780	170,684
Canadian Pacific Kansas City Ltd.	2,464	177,314
Franco-Nevada Corp.	1,809	337,913
G Mining Ventures Corp.*	6,812	134,098
Imperial Oil Ltd.	3,278	289,926
LunR Royalties Corp.*‡ (a)	4,958	5,090
NGEx Minerals Ltd.*	19,835	323,147
Nutrien Ltd.	6,340	345,309
TransAlta Corp.	15,474	273,502
Wheaton Precious Metals Corp.	5,307	512,519
		2,860,936
China — 3.8%
Contemporary Amperex Technology Co. Ltd., Class H	3,500	250,467
GDS Holdings Ltd., Class A*	86,400	384,951
		635,418
Faroe Islands — 1.1%
Bakkafrost P/F	3,862	177,334
France — 0.5%
Air Liquide SA	417	80,707
Germany — 1.9%
FUCHS SE (Preference)	6,886	308,249
Hong Kong — 4.5%
CK Asset Holdings Ltd.	75,500	373,517
Guoco Group Ltd. (b)	15,000	149,603
Hongkong Land Holdings Ltd.	35,700	218,139
		741,259

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Indonesia — 2.3%
United Tractors Tbk. PT	236,800	382,877
Japan — 3.6%
Kansai Paint Co. Ltd.	18,800	301,747
Komatsu Ltd.	6,800	227,467
Shin-Etsu Chemical Co. Ltd.	2,200	66,130
		595,344
Mexico — 8.4%
FIBRA Macquarie Mexico, REIT (c)	181,623	294,159
GCC SAB de CV	27,238	261,553
Grupo Mexico SAB de CV, Series B	69,255	598,742
Prologis Property Mexico SA de CV, REIT	62,051	247,790
		1,402,244
Russia — 0.0%
Alrosa PJSC*‡ (a)	48,132	—
Singapore — 0.2%
Sheng Siong Group Ltd.	22,700	40,446
South Korea — 3.1%
Samsung Electronics Co. Ltd. (Preference)	8,710	514,020
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	751	225,623
United Kingdom — 10.0%
Ashtead Group plc	3,829	255,757
Big Yellow Group plc, REIT	22,440	328,228
Cranswick plc	2,615	169,647
Derwent London plc, REIT	10,425	241,396
Great Portland Estates plc, REIT	32,841	143,765
Shell plc	13,742	515,952
		1,654,745
United States — 30.9%
American Water Works Co., Inc.	458	58,821
BXP, Inc., REIT	2,192	156,048
Carlisle Cos., Inc.	407	132,295
Charter Communications, Inc., Class A*	465	108,736
CRH plc	3,379	399,197

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
United States — 30.9% (continued)
Cummins, Inc.	408	178,573
Deere & Co.	230	106,175
Dominion Energy, Inc.	4,622	271,265
Douglas Emmett, Inc., REIT	15,731	203,559
EastGroup Properties, Inc., REIT	838	146,256
Equinix, Inc., REIT	353	298,642
Equity Residential, REIT	2,287	135,939
Extra Space Storage, Inc., REIT	2,372	316,757
HCA Healthcare, Inc.	1,172	538,745
IDACORP, Inc.	2,034	262,427
Noble Corp. plc	11,020	323,437
ONEOK, Inc.	5,047	338,149
PulteGroup, Inc.	2,228	267,070
Reliance, Inc.	799	225,662
RPM International, Inc.	1,315	143,703
SLB Ltd.	1,103	39,774
UGI Corp.	8,681	290,206
Williams Cos., Inc. (The)	3,215	186,052
		5,127,488
Total Common Stocks (Cost $12,783,098)		15,169,999
Master Limited Partnerships — 4.6%
United States — 4.6%
Black Stone Minerals LP	22,260	293,609
Enterprise Products Partners LP	15,243	469,332
Total Master Limited Partnerships (Cost 705,643)		762,941
	Ounces
Commodities — 2.4%
Gold bullion* (Cost $274,172)	100	400,344

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Global Real Assets Fund | Consolidated Schedule of Investments | October 31, 2025

Investments	Shares	Value ($)
Exchange Traded Funds — 1.4%
United States — 1.4%
iShares Gold Trust (Cost $170,349)	3,121	235,292
Short-Term Investment — 2.1%
Investment Companies — 2.1%
JPMorgan US Government Money Market Fund 4.07% (d) (Cost $351,700)	351,700	351,700
Total Investments — 101.9% (Cost $14,284,962)		16,920,276
Liabilities in Excess of Other Assets — (1.9)%		(317,941)
Net Assets — 100.0%		16,602,335

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of October 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2025 amounted to $5,090, which represents approximately 0.03% of net assets of the Fund.

(b)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at October 31, 2025 amounted to $149,603, which represents approximately 0.90% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	01/17/23 - 01/31/24	$131,016	$9.97

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)  Represents 7-day effective yield as of October 31, 2025.

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,392,117
Aggregate gross unrealized depreciation	(757,459)
Net unrealized appreciation	$2,634,658
Federal income tax cost of investments	$14,285,618

Abbreviations

PJSC  — Public Joint Stock Company

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 112.0%
Alabama — 0.5%
Alabama Housing Finance Authority, Revenue, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054 (a)	7,340,000	7,278,636
Homewood Educational Building Authority, CHF — Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2049	2,000,000	2,048,124
CHF — Horizons I LLC, Revenue, Series 2024 A, 5.50%, 10/01/2054	4,790,000	4,877,928
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2049	1,615,000	1,653,861
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.50%, 10/01/2054	16,805,000	17,113,483
CHF — Horizons II LLC, Revenue, Series 2024 C, 5.00%, 10/01/2056	7,505,000	7,234,131
Walker County Economic & Industrial Development Authority, Alabama Power Co., Revenue, First Series, AMT, Series 2023, 4.00%, 11/03/2025 (b)(c)	1,800,000	1,800,000
		42,006,163
Alaska — 0.0% (d)
Alaska Railroad Corp., Revenue, AMT, AG Insured, Series 2025, 6.00%, 10/01/2050	2,750,000	3,002,214
American Samoa — 0.0% (d)
American Samoa Economic Development Authority, Revenue, Series 2018, 6.50%, 09/01/2028 (e)	150,000	156,876
Revenue, Series 2021 A, 5.00%, 09/01/2038 (e)	1,000,000	1,018,764
		1,175,640
Arizona — 1.9%
Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue, Series 2015 C, 3.90%, 11/03/2025 (b)(c)	2,260,000	2,260,000
Arizona Industrial Development Authority, Revenue, Refunding, GNMA Insured, Series 2024 C, 4.70%, 10/01/2054	1,095,000	1,094,522
Revenue, GNMA Insured, Series 2025 A, 5.00%, 10/01/2045	2,100,000	2,170,057
Revenue, GNMA Insured, Series 2025 A, 5.10%, 10/01/2050	3,500,000	3,607,798

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Arizona — 1.9% (continued)
Revenue, GNMA Insured, Series 2025 A, 5.15%, 10/01/2053	1,350,000	1,406,659
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2051 (e)	2,115,000	1,544,360
Great Lakes Senior Living Communities LLC, Revenue, Series 2025 A2, 5.13%, 01/01/2059	29,500,000	27,470,810
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.75%, 03/01/2035 (e)	1,275,000	1,323,686
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.88%, 03/01/2055 (e)	16,500,000	16,666,597
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2065 (e)	19,000,000	18,632,757
KIPP Nashville Obligated Group, Revenue, Series 2022 A, 5.00%, 07/01/2062	2,160,000	2,121,850
Mater Academy of Nevada Obligated Group, Revenue, Series 2020 A, 5.00%, 12/15/2040 (e)	1,840,000	1,814,851
San Tan Montessori School, Inc. Obligated Group, Revenue, Refunding, Series 2025, 6.88%, 02/01/2065 (e)	10,000,000	10,004,345
Floreo at Teravalis Community Facilities District, Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 5.75%, 07/01/2040	1,469,000	1,531,656
Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 6.13%, 07/01/2045	1,958,000	2,027,487
Industrial Development Authority of the County of Pima (The), Revenue, GNMA Insured, Series 2024 D-1, 4.60%, 07/01/2049	475,000	471,321
Revenue, GNMA Insured, Series 2024 D-1, 4.65%, 07/01/2054	570,000	566,100
Maricopa County & Phoenix Industrial Development Authorities, Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055	2,750,000	2,726,655
Maricopa County Industrial Development Authority, Arizona Christian University, Revenue, Series 2024 A, 6.38%, 10/01/2041 (b)(e)(f)	8,400,000	8,269,201

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Arizona — 1.9% (continued)
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (e)	2,225,000	2,230,773
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063 (e)	2,000,000	2,037,729
Paragon Management, Inc., Revenue, Series 2025, 5.63%, 07/01/2045 (e)	535,000	535,933
Paragon Management, Inc., Revenue, Series 2025, 5.88%, 07/01/2060 (e)	1,060,000	1,059,795
Prescott Valley Charter School, Revenue, Series 2024, 6.50%, 07/01/2039 (e)	380,000	379,850
Prescott Valley Charter School, Revenue, Series 2024, 7.13%, 07/01/2054 (e)	2,000,000	1,909,004
Prescott Valley Charter School, Revenue, Series 2024, 7.38%, 07/01/2063 (e)	4,850,000	4,619,103
Sierra Vista Industrial Development Authority, American Leadership Academy, Inc., Revenue, Series 2024, 5.00%, 06/15/2064 (e)	14,135,000	12,605,012
Fit Kids, Inc., Revenue, Series 2024, 5.38%, 06/15/2034 (e)	320,000	337,623
Fit Kids, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (e)	550,000	562,161
Fit Kids, Inc., Revenue, Series 2024, 6.30%, 06/15/2054 (e)	1,120,000	1,151,076
Fit Kids, Inc., Revenue, Series 2024, 6.38%, 06/15/2064 (e)	1,640,000	1,682,492
Wake Preparatory Academy, Revenue, Series 2025, 6.50%, 06/15/2060	5,000,000	5,057,604
Superstition Vistas, Community Facilities District No. 1 Assessment Area 3, Special Assessment, Series 2024, 5.80%, 07/01/2048	348,000	350,563
Superstition Vistas Community Facilities District No. 1, Assessment Area No. 4, Special Assessment, Series 2024, 4.70%, 07/01/2039	75,000	72,960
Assessment Area No. 4, Special Assessment, Series 2024, 5.25%, 07/01/2049	325,000	306,701
Assessment Area No. 5, Special Assessment, Series 2025, 5.15%, 07/01/2035	219,000	226,020
Assessment Area No. 5, Special Assessment, Series 2025, 5.60%, 07/01/2040	172,000	179,923

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Arizona — 1.9% (continued)
Assessment Area No. 5, Special Assessment, Series 2025, 6.20%, 07/01/2049	469,000	484,605
Superstition Vistas Community Facilities District No. 2, Assessment Area No. 2, Special Assessment, Series 2025, 5.20%, 07/01/2035	210,000	215,750
Assessment Area No. 2, Special Assessment, Series 2025, 6.30%, 07/01/2049	441,000	454,620
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2050	3,100,000	2,806,966
Tempe Life Care Village Obligated Group, Revenue, Series 2019, 5.00%, 12/01/2054	2,250,000	2,009,045
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2038	250,000	235,220
Tempe Life Care Village Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/01/2046	6,555,000	5,455,086
Tempe Life Care Village Obligated Group, Revenue, Series 2021 B, 4.00%, 12/01/2056	2,130,000	1,645,601
Town of Florence, Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.00%, 07/01/2039	125,000	126,515
Merrill Ranch Community Facilities District No. 1 Assmnt Area No. 11, Special Assessment, 5.60%, 07/01/2049	435,000	429,621
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.00%, 07/01/2039	75,000	75,963
Merrill Ranch Community Facilities District No. 2 Assessment Area 11, Special Assessment, 5.60%, 07/01/2049	275,000	271,599
Westpark Community Facilities District, Westpark Community Facilities District Special Assessment District No. 2, Special Assessment, Series 2025, 5.15%, 07/01/2035	579,000	593,955
Westpark Community Facilities District Special Assessment District No. 2, Special Assessment, Series 2025, 6.13%, 07/01/2045	982,000	1,017,590
		156,837,170

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Arkansas — 0.6%
Arkansas Development Finance Authority, Hybar LLC, Revenue, AMT, Series 2023 B, 7.37%, 07/01/2048 (e)(g)	11,250,000	12,228,008
United States Steel Corp., Revenue, AMT, Series 2023, 5.70%, 05/01/2053	250,000	255,166
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.00%, 06/01/2028	1,040,000	991,261
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	395,000	358,445
City of Brookland, Revenue, Series 2025, 4.75%, 04/01/2045	285,000	283,711
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.00%, 08/01/2044	1,080,000	1,109,440
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2049	3,365,000	3,456,974
University of the Ozarks, Revenue, Refunding, Series 2024 B, 6.25%, 08/01/2056	7,800,000	7,959,483
County of Jefferson, COP, Series 2020, 2.40%, 09/01/2040	4,060,000	2,799,404
COP, Series 2020, 2.60%, 09/01/2051	5,760,000	3,345,064
County of Johnson, Johnson Regional Medical Center, Revenue, Refunding, Series 2018, 4.50%, 11/01/2035	3,500,000	3,339,914
Prairie Grove School District No. 23, GO, 2.00%, 02/01/2043	1,595,000	1,061,207
		37,188,077
California — 9.7%
Antelope Valley Healthcare District, Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 03/01/2046	8,375,000	7,737,731
California Community Housing Agency, Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, Series 2021 A-1, 4.00%, 02/01/2056 (e)	12,800,000	10,569,554
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056 (e)	64,255,000	42,973,352
Summit at Sausalito Apartments, Revenue, Series 2021 A-1, 3.00%, 02/01/2057 (e)	1,000,000	681,678

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 9.7% (continued)
California County Tobacco Securitization Agency, Stanislaus County Tobacco Funding Corp., Revenue, Series 2006 A, 0.00%, 06/01/2046 (h)	95,610,000	21,821,156
California Housing Finance Agency, Revenue, FHA Insured, Series 2025 A, 4.95%, 08/01/2050	3,920,000	4,013,933
Revenue, Series 2025 B, 4.35%, 02/01/2043 (a)(i)	9,000,000	9,022,230
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 A, 9.50%, 01/01/2035 (b)(e)(f)(g)	118,755,000	95,004,000
La Scuola International School, Revenue, Series 2024, 5.00%, 07/01/2044 (e)	1,615,000	1,544,963
La Scuola International School, Revenue, Series 2024, 5.13%, 07/01/2054 (e)	2,100,000	1,952,468
La Scuola International School, Revenue, Series 2024, 5.25%, 07/01/2064 (e)	8,550,000	7,921,449
Rex & Margaret Fortune School of Education, Revenue, Series 2024 C, 5.00%, 06/01/2038 (e)	9,400,000	9,244,041
California Municipal Finance Authority, Special Tax, Series 2025 B, 5.00%, 09/01/2045	1,220,000	1,242,914
Special Tax, Series 2025 B, 5.13%, 09/01/2050	1,220,000	1,248,179
Special Tax, Series 2025 B, 5.13%, 09/01/2055	1,735,000	1,765,020
Revenue, Series 2025-1, Class A-2, 3.54%, 02/20/2041 (f)	10,901,398	9,674,400
Revenue, Series 2025-1, 3.54%, 12/02/2025 (b)(e)(f)	4,000,000	2,534,441
Barlow Respiratory Hospital Obligated Group, Revenue, Series 2021 A, 4.00%, 09/01/2050	5,030,000	4,235,299
BOLD Program, Special Tax, Series 2024 A, 5.13%, 09/01/2054	1,000,000	1,016,981
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2049	1,070,000	1,080,100
BOLD Program, Special Tax, Series 2024 B, 5.00%, 09/01/2054	1,250,000	1,255,182
California Baptist University, Revenue, Refunding, Series 2025 A, 5.38%, 11/01/2045 (e)	775,000	791,351
California Baptist University, Revenue, Refunding, Series 2025 A, 5.63%, 11/01/2054 (e)	500,000	509,932
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (e)	2,000,000	2,076,710

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 9.7% (continued)
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2040	2,750,000	2,524,395
Clinicas del Camino Real, Inc., Revenue, Series 2020, 4.00%, 03/01/2050	3,250,000	2,721,890
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2044	325,000	333,330
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2049	670,000	679,206
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.00%, 09/01/2054	800,000	809,024
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, Series 2024, 5.13%, 09/01/2059	1,250,000	1,274,323
John Adams Academy — Roseville, Revenue, Series 2015 A, 5.25%, 10/01/2045	1,325,000	1,277,955
John Adams Academy — Roseville, Revenue, Series A, 5.00%, 10/01/2044	1,810,000	1,706,655
MWLA, Inc., Revenue, Refunding, Series 2024, 5.25%, 06/01/2044 (e)	1,000,000	949,532
MWLA, Inc., Revenue, Refunding, Series 2024, 5.50%, 06/01/2054 (e)	1,250,000	1,166,333
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2036 (e)	2,825,000	2,786,503
Nova Academy, Revenue, Series 2016 A, 5.00%, 06/15/2046 (e)	7,800,000	7,105,528
Palmdale Aerospace Academy, Inc. (The), Revenue, Series 2016 A, 5.00%, 07/01/2046 (e)	1,670,000	1,553,050
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.75%, 05/01/2054 (e)	710,000	714,675
St. Mary and All Angels Christian Church, Revenue, Series 2024 A, 5.88%, 05/01/2059 (e)	695,000	702,499
Vista Charter Public Schools, Inc., Revenue, Series 2014, 6.00%, 07/01/2044	2,460,000	2,460,097
Westside Neighborhood School, Revenue, Series 2024, 5.90%, 06/15/2044 (e)	775,000	816,386
Westside Neighborhood School, Revenue, Series 2024, 6.20%, 06/15/2054 (e)	3,230,000	3,391,397

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 9.7% (continued)
Westside Neighborhood School, Revenue, Series 2024, 6.38%, 06/15/2064 (e)	5,560,000	5,864,731
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (e)	1,500,000	1,545,690
EEC, Inc., Revenue, Series 2020 A, 5.00%, 06/15/2050 (e)	400,000	365,006
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 5.63%, 03/01/2035 (e)	1,255,000	1,308,994
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.50%, 03/01/2045 (e)	14,740,000	14,938,368
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2055 (e)	12,000,000	12,184,444
ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.63%, 03/01/2065 (e)	16,500,000	16,481,388
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.00%, 06/01/2040 (e)	1,500,000	1,581,518
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.50%, 06/01/2055 (e)	5,000,000	5,169,435
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.63%, 06/01/2065 (e)	10,500,000	10,868,779
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (e)	28,000,000	29,960,126
California School Finance Authority, Fenton Charter Public Schools, Revenue, Series 2020 A, 5.00%, 07/01/2058 (e)	625,000	546,670
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (e)	1,000,000	1,009,038
Integrity Charter School, Revenue, Series 2024, 5.00%, 07/01/2039 (e)	2,305,000	2,283,894
Integrity Charter School, Revenue, Series 2024, 5.25%, 07/01/2044 (e)	830,000	795,445
Integrity Charter School, Revenue, Series 2024, 5.50%, 07/01/2054 (e)	755,000	713,164
Integrity Charter School, Revenue, Series 2024, 5.60%, 07/01/2064 (e)	4,805,000	4,499,315

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 9.7% (continued)
New Designs Charter School, Revenue, Refunding, Series 2024 A, 4.75%, 06/01/2044 (e)	1,000,000	939,587
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2054 (e)	735,000	684,149
New Designs Charter School, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2064 (e)	5,475,000	4,977,216
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2044 (e)	2,000,000	1,888,165
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.00%, 06/01/2054 (e)	1,750,000	1,582,293
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2059 (e)	4,650,000	4,228,829
Rex & Margaret Fortune School of Education, Revenue, Series 2024 A, 5.13%, 06/01/2064 (e)	8,380,000	7,540,487
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 A, 6.00%, 06/15/2053 (e)	5,340,000	4,971,744
Stockton Collegiate International Schools Obligated Group, Revenue, Series 2024 B, 7.50%, 06/15/2029 (e)	300,000	302,368
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 6.75%, 06/01/2064 (e)	19,235,000	18,605,619
Sycamore Creek Community Charter School, Revenue, Series 2025 B, 11.00%, 06/01/2032 (e)	640,000	656,066
Vista Charter Public Schools Obligated Group, Revenue, Series 2021 A, 4.00%, 06/01/2051 (e)	6,790,000	5,355,230
California Statewide Communities Development Authority, Special Assessment, Series 2024 A, 5.00%, 09/02/2054	1,150,000	1,175,295
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2049	820,000	837,778
Community Facilities District No. 2021-03, Special Tax, Series 2024, 5.00%, 09/01/2054	850,000	864,477
California Statewide Financing Authority, Revenue, Series 2006 A, 0.00%, 06/01/2046 (h)	15,000,000	3,773,652
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2037	785,000	801,519
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	816,743
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 B, 6.00%, 05/01/2037	230,000	234,840

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 9.7% (continued)
Chino Community Facilities District, City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10, Special Tax, Series 2024, 5.00%, 09/01/2049	680,000	694,250
City & County of San Francisco, Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax Allocation, Series 2022 A, 5.00%, 09/01/2052 (e)	1,000,000	973,897
City of Los Angeles Department of Airports, Revenue, AMT, Refunding, Series 2025 A, 5.50%, 05/15/2055 (a)	59,140,000	63,554,057
Revenue, AMT, Refunding, Series 2025 B, 5.25%, 05/15/2050 (a)	14,085,000	14,853,172
Revenue, AMT, Refunding, Series 2025 B, 5.50%, 05/15/2055 (a)	18,025,000	19,369,319
Revenue, AMT, Refunding, Series 2025 A, 5.00%, 05/15/2055 (a)	3,645,000	3,750,989
City of Rancho, Mirage Community Facilities District No. 5 Improvement Area No. 1, Special Tax, Series 2024 A, 5.00%, 09/01/2054	1,400,000	1,413,788
CMFA Special Finance Agency I, Mix at CTR City (The), Revenue, Series 2021 A-2, 4.00%, 04/01/2056 (e)	12,340,000	9,439,612
CSCDA Community Improvement Authority, Altana Apartments, Revenue, Series 2021 A-2, 4.00%, 10/01/2056 (e)	24,965,000	19,271,155
City of Orange Portfolio, Revenue, Senior Lien, Series 2021 A-2, 3.00%, 03/01/2057 (e)	3,000,000	2,047,579
Escondido Portfolio, Revenue, Series 2021 A-2, 4.00%, 06/01/2058 (e)	9,875,000	7,814,486
Link — Glendale (The), Revenue, Series 2021 A-2, 4.00%, 07/01/2056 (e)	1,295,000	1,000,537
Millennium South Bay-Hawthorne, Revenue, Series 2021 A-2, 3.25%, 07/01/2056 (e)	23,865,000	15,508,794
MODA at Monrovia Station, Revenue, Series 2021 A-1, 3.40%, 10/01/2046 (e)	150,000	118,652
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (e)	6,250,000	4,081,547
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (e)	19,365,000	13,885,737
Renaissance at City Center, Revenue, Series 2020 A, 5.00%, 07/01/2051 (e)	1,000,000	942,765

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 9.7% (continued)
Vineyard Garden Apartments, Revenue, Senior Lien, Series 2021 A, 3.25%, 10/01/2058 (e)	160,000	113,189
Waterscape Apartments, Revenue, Senior Lien, Series 2021 A, 3.00%, 09/01/2056 (e)	4,950,000	3,389,086
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 06/01/2047 (e)	2,250,000	1,577,526
Westgate Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 06/01/2057 (e)	40,095,000	24,236,525
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-1, 3.00%, 12/01/2049 (e)	6,885,000	4,673,000
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (e)	31,100,000	22,023,254
Folsom Ranch Financing Authority, City of Folsom Community Facilities District No. 23 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2049	400,000	407,857
Golden State Tobacco Securitization Corp., Revenue, Refunding, Series 2021 B-2, 0.00%, 06/01/2066 (h)	50,000,000	5,295,580
Inland Empire Tobacco Securitization Corp., Revenue, Series 2007 C-2, 0.00%, 06/01/2047 (h)	40,000,000	7,270,616
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2030	65,000	61,369
Revenue, Series 2015 B, 3.38%, 06/01/2031	70,000	65,737
Revenue, Series 2015 B, 3.50%, 06/01/2032	125,000	116,864
Revenue, Series 2015 B, 3.50%, 06/01/2033	110,000	101,510
Revenue, Series 2015 B, 4.00%, 06/01/2037	780,000	734,819
Revenue, Series 2015 B, 5.00%, 06/01/2040	4,020,000	3,983,805
Revenue, Series 2015 B, 4.00%, 06/01/2045	13,980,000	11,442,970
Mountain House Community Facilities District, Community Facilities District No. 2024-1 Improvement Area 6, Special Tax, Series 2025, 5.13%, 09/01/2045	275,000	283,221
Community Facilities District No. 2024-1 Improvement Area 6, Special Tax, Series 2025, 5.25%, 09/01/2050	400,000	410,485
Community Facilities District No. 2024-1 Improvement Area 6, Special Tax, Series 2025, 5.25%, 09/01/2055	600,000	613,117

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 9.7% (continued)
River Islands Public Financing Authority, Community Facilities District No. 2003-, Special Tax, Series 2019 A, 4.13%, 09/01/2049	75,000	65,668
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, Series 2024, 5.00%, 09/01/2054	2,750,000	2,745,421
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (a)	12,410,000	12,535,439
San Jacinto Unified School District, GO, Series 2025, 4.13%, 08/01/2052 (a)	10,300,000	10,066,081
GO, Series 2025, 4.13%, 08/01/2055 (a)	10,595,000	10,288,966
Woodland-Davis Clean Water Agency, Revenue, Sub. Lien, Refunding, Series 2015 B, 4.70%, 03/01/2039 (e)	1,533,585	1,393,062
		745,857,407
Colorado — 2.5%
Aerotropolis Regional Transportation Authority, Revenue, Series 2024, 5.50%, 12/01/2044 (e)	2,250,000	2,271,590
Revenue, Series 2024, 5.75%, 12/01/2054 (e)	24,525,000	24,766,816
Canyons Metropolitan District No. 5, GO, Refunding, Series 2024 B, 6.50%, 12/15/2054	3,400,000	3,418,578
CCP Metropolitan District No. 3, GO, Refunding, Series 2024, 5.00%, 12/01/2053	1,200,000	1,192,999
Colorado Educational & Cultural Facilities Authority, Aspen View Academy, Inc., Revenue, Series 2021, 4.00%, 05/01/2051	1,235,000	1,028,994
Expeditionary Learning School Board of Cooperative Educational Services, Revenue, Series 2019, 5.00%, 03/01/2050 (e)	2,000,000	1,854,735
Stanley Partnership for Art Culture & Education LLC, Revenue, Senior Lien, Series 2025 A1, 6.88%, 02/01/2059 (e)	5,000,000	5,253,905
Colorado Health Facilities Authority, BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.25%, 09/15/2045	3,000,000	3,008,921
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.50%, 09/15/2054	5,255,000	5,231,167

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Colorado — 2.5% (continued)
BSLC II Obligated Group, Revenue, Second Tier, Series 2025, 5.63%, 09/15/2059	9,505,000	9,527,658
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	160,000	151,890
BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 5.00%, 09/15/2048	7,000,000	6,461,848
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 4.50%, 09/15/2038	190,000	172,933
BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	200,000	167,844
Covenant Living Communities and Services Obligated Group, Revenue, Refunding, Series 2025 A, 5.13%, 12/01/2055	1,445,000	1,427,284
Colorado High Performance Transportation Enterprise, Colorado High Performance Transportation Enterprise C-470 Express Lanes System, Revenue, Series 2017, 5.00%, 12/31/2056	455,000	451,284
Colorado Housing and Finance Authority, Revenue, Series 2024 A-1, Class I, 4.60%, 10/01/2049 (a)	2,620,000	2,631,693
Revenue, Series 2024 A-1, Class I, 4.70%, 10/01/2054 (a)	3,500,000	3,524,378
Revenue, Series 2024 A-1, Class I, 4.80%, 10/01/2059 (a)	2,765,000	2,796,620
Revenue, Series 2024 A-1, Class I, 4.85%, 10/01/2064 (a)	2,150,000	2,155,128
Revenue, Series 2024 A-1, Class I, 4.88%, 10/01/2067 (a)	2,230,000	2,259,863
Elbert County Independence Water & Sanitation District, Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	3,741,000	3,879,264
Foster Farm Business Improvement District, GO, Series 2025 A, 0.00%, 12/01/2055 (e)(j)	6,625,000	4,622,413
Granary Metropolitan District, Special Assessment, Series 2024, 5.45%, 12/01/2044 (e)	3,040,000	3,047,877
Haymeadow Metropolitan District No. 1, GO, Series 2025 A, 6.13%, 12/01/2054	1,625,000	1,672,741
Hess Ranch Metropolitan District No. 5, Special Improvement District No. 1, Special Assessment, Series 2024 A-1, 6.00%, 12/01/2043	1,800,000	1,843,311

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Colorado — 2.5% (continued)
Special Improvement District No. 1, Special Assessment, Series 2024 A-2, 6.50%, 12/01/2043	1,683,319	1,723,162
Ledge Rock Center Residential Metropolitan District No. 1, GO, Series 2024 A, 6.38%, 12/01/2054	4,050,000	4,077,013
Mineral Business Improvement District, GO, Series 2024 A, 5.75%, 12/01/2054 (e)	3,125,000	3,152,179
Mirabelle Metropolitan District No. 2, GO, Refunding, Series 2025 B, 6.13%, 12/15/2049	2,100,000	2,088,494
Murphy Creek Metropolitan District No. 2, GO, Series 2024 A, 6.00%, 12/01/2054 (e)	7,065,000	7,017,881
Newlin Crossing Metropolitan District, GO, Series 2024 A, 5.38%, 12/01/2054 (e)	1,145,000	1,147,378
GO, Series 2024 B, 7.75%, 12/15/2054 (e)	603,000	607,724
Pinery Commercial Metropolitan District No. 2, Revenue, Series 2025, 5.75%, 12/01/2054	7,200,000	7,251,262
Pinon Pines Metropolitan District No. 3, GO, Series 2025, 0.00%, 12/01/2054 (j)	4,000,000	3,605,330
Poudre Heights Valley Metropolitan District, GO, Series 2024 A, 5.50%, 12/01/2054 (e)	980,000	929,850
Prairie Center Metropolitan District No. 3, GO, Refunding, Series 2024 A, 5.88%, 12/15/2046	2,125,000	2,238,697
GO, Series 2024 B, 5.88%, 12/15/2046	1,000,000	1,053,505
Ridge at Johnstown Metropolitan District, Special Assessment, Series 2024, 5.88%, 12/01/2044 (e)	1,900,000	1,812,051
Rocky Mountain Rail Park Metropolitan District, GO, Series 2021 A, 5.00%, 12/01/2051 (e)	4,000,000	3,668,287
Sky Dance Metropolitan District No. 2, GO, Series 2024 A, 6.00%, 12/01/2054	2,500,000	2,547,622
Sky Ranch Community Authority Board, GO, Series 2024 B, 6.50%, 12/15/2054	550,000	553,005
Sojourn at Idlewild Metropolitan District, GO, Series 2025 A, 6.13%, 12/01/2055 (e)	2,500,000	2,577,271
St Vrain Lakes Metropolitan District No. 2, GO, Refunding, Series 2024 B, 6.38%, 11/15/2054	2,000,000	1,999,046

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Colorado — 2.5% (continued)
St. Vrain Lakes Metropolitan District No. 4, GO, Series 2024 A, 0.00%, 09/20/2054 (e)(j)	17,585,000	12,337,154
STC Metropolitan District No. 2, GO, Second Lien, Refunding, Series 2025 A-2, 6.25%, 12/01/2055 (e)	2,500,000	2,540,860
GO, Refunding, Series 2025 B, 8.00%, 12/15/2055 (e)	1,840,000	1,850,108
Sterling Ranch Community Authority Board, Sterling Ranch Colorado Metropolitan District No. 2, Revenue, Refunding, Series 2025 B, 6.88%, 12/15/2055	1,700,000	1,715,996
Sterling Ranch Metropolitan District No. 1, Special Assessment, Series 2024, 5.63%, 12/01/2043	2,600,000	2,667,724
Sunset Parks Metropolitan District, GO, Series 2024 A, 5.13%, 12/01/2054 (e)	1,415,000	1,380,765
Town of Del Norte, Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.20%, 12/01/2039	550,000	545,545
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.70%, 12/01/2049	1,375,000	1,355,689
Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 5.80%, 12/01/2054	1,000,000	985,721
Vail Home Partners Corp., Revenue, Series 2025, 5.88%, 10/01/2055 (e)	3,495,000	3,565,636
Revenue, Series 2025, 6.00%, 10/01/2064 (e)	13,000,000	13,284,213
Village Metropolitan District (The), GO, Series 2025 A, 5.75%, 12/01/2055	2,250,000	2,268,454
Water Valley Metropolitan District No. 3, GO, Series 2024 A, 5.25%, 12/01/2054	600,000	593,043
Waterview North Metropolitan District, GO, Series 2024 A, 5.75%, 12/01/2054 (e)	2,750,000	2,689,620
Weems Neighborhood Metropolitan District, GO, Series 2025 A, 5.88%, 12/01/2055	1,500,000	1,539,290
		192,191,309
Connecticut — 1.0%
Connecticut Housing Finance Authority, Revenue, Refunding, Series 2024 F-1, 4.75%, 11/15/2049 (a)	34,810,000	35,221,095

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Connecticut — 1.0% (continued)
Revenue, Refunding, Series 2024 F-1, 4.80%, 11/15/2052 (a)	10,010,000	10,166,022
Connecticut State Health & Educational Facilities Authority, Goodwin University Obligated Group, Revenue, Series A-1, 5.00%, 07/01/2044	3,000,000	2,950,167
Goodwin University Obligated Group, Revenue, Series A-1, 5.38%, 07/01/2054	6,340,000	6,210,858
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2044 (e)	3,850,000	3,738,643
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2050 (e)	1,265,000	1,192,710
Nuvance Health Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2039	365,000	297,674
University of Hartford (The), Revenue, Series 2022 P, 5.38%, 07/01/2052	4,200,000	3,831,476
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2039	240,000	206,323
University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	3,965,000	2,989,303
Stamford Housing Authority, TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 5.50%, 10/01/2035	1,000,000	1,047,584
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 10/01/2045	2,050,000	2,107,610
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.50%, 10/01/2055	3,220,000	3,284,833
TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	3,100,000	3,101,411
Steel Point Infrastructure Improvement District, Tax Allocation, Series 2024, 5.63%, 04/01/2044 (e)	1,000,000	1,044,703
Tax Allocation, Series 2024, 6.00%, 04/01/2052 (e)	2,500,000	2,667,689
		80,058,101

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Delaware — 0.1%
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, Series 2023 B, 5.25%, 11/15/2053	1,000,000	1,004,673
Town of Bridgeville, Heritage Shores Special Development District, Special Tax, Series 2024, 5.25%, 07/01/2044 (e)	870,000	879,831
Heritage Shores Special Development District, Special Tax, Series 2024, 5.63%, 07/01/2053 (e)	2,955,000	3,007,542
Town of Milton, Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.70%, 09/01/2044 (e)	1,265,000	1,274,330
Granary at Draper Farm Special Development District, Special Tax, Series 2024, 5.95%, 09/01/2053 (e)	4,665,000	4,736,092
		10,902,468
District of Columbia — 1.6%
District of Columbia, Latin American Montessori Bilingual Public Charter School Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2050	3,220,000	2,935,143
Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2056 (e)	6,510,000	5,738,016
Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2051 (e)	4,345,000	3,880,433
Rocketship DC Obligated Group, Revenue, Series 2019 A, 5.00%, 06/01/2049 (e)	7,180,000	6,496,848
Rocketship Obligated Group, Revenue, Series 2021 A, 5.00%, 06/01/2061 (e)	10,570,000	9,223,088
Rocketship Obligated Group, Revenue, Series 2024 A, 5.75%, 06/01/2054	4,100,000	4,111,066
Rocketship Obligated Group, Revenue, Series 2024 A, 6.00%, 06/01/2058	2,400,000	2,434,353
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (h)	30,000,000	6,951,309
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2031 (e)(j)	2,162,000	2,062,501
Union Market TIF Area, Tax Allocation, Series 2021 A, 0.00%, 06/01/2046 (e)(j)	8,635,000	6,842,827

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
District of Columbia — 1.6% (continued)
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2041 (e)(j)	6,010,000	3,791,446
Union Market TIF Area, Tax Allocation, Series 2024 B, 0.00%, 06/01/2049 (e)(j)	14,470,000	8,858,618
Metropolitan Washington Airports Authority Aviation, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 10/01/2054 (a)	11,750,000	12,431,387
Revenue, AMT, Refunding, Series 2025 A, 5.00%, 10/01/2050 (a)	5,590,000	5,757,181
Washington Metropolitan Area Transit Authority Dedicated, Revenue, Second Lien, Series 2025 A, 5.00%, 07/15/2060 (a)	5,785,000	6,006,783
Revenue, Second Lien, Series 2025 A, 5.50%, 07/15/2060 (a)	37,990,000	41,230,649
		128,751,648
Florida — 18.2%
Academical Village Community Development District, Special Assessment, Series 2020, 3.63%, 05/01/2040	4,320,000	3,784,665
Alachua County Housing Finance Authority, Woodland Park II LLC, Revenue, Series 2025 A, 6.30%, 07/01/2043 (b)(e)(f)	3,250,000	3,404,406
Anabelle Island Community Development District, Special Assessment, Series 2022, 4.00%, 05/01/2052	180,000	150,353
Antillia Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	720,000	734,165
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,500,000	1,528,018
Arbors Community Development District, Project Area, Special Assessment, Series 2024, 5.50%, 05/01/2055 (e)	1,000,000	1,010,204
Arbors Community Development District 2024, Project Area, Special Assessment, Series 2024, 5.15%, 05/01/2044 (e)	875,000	883,831
Ave Maria Stewardship Community District, Assessment Phase 5, Special Assessment, Series 2022, 4.00%, 05/01/2052	1,000,000	820,279
Ave Maria Stewardship Community District Series 2021 Assessment, Special Assessment, Series 2021, 4.00%, 05/01/2051	325,000	267,853

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Babcock Ranch Community Independent Special District, Assessment Area, Special Assessment, Series 2024, 5.00%, 05/01/2044 (e)	4,390,000	4,403,421
Assessment Area, Special Assessment, Series 2024, 5.25%, 05/01/2055 (e)	10,000	10,055
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2042	15,000	15,205
Assessment Area 2, Special Assessment, Series 2022, 5.00%, 05/01/2053	3,175,000	3,066,558
Bella Collina Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	685,000	685,505
Special Assessment, Series 2024, 5.30%, 05/01/2055	915,000	914,251
Bella Tara Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,554,949
Master Infrastructure Project, Special Assessment, Series 2025, 6.50%, 05/01/2056	4,000,000	4,142,482
Bellehaven Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2045	1,500,000	1,553,575
Assessment Area 1, Special Assessment, Series 2025, 6.05%, 05/01/2055	1,250,000	1,291,106
Berry Bay Community Development District, Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,430,000	1,897,175
Berry Bay II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	550,000	548,109
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,100,000	1,083,466
Bridgewater North Community Development District, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,000,000	1,640,558
Bridle Creek Community Development District, Special Assessment, Series 2025, 6.38%, 05/01/2056	3,000,000	3,104,559
Brightwater Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044 (e)	655,000	663,431

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2055 (e)	1,450,000	1,465,230
Buckhead Trails Community Development District, Special Assessment, Series 2024, 5.60%, 05/01/2044	865,000	873,773
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,455,000	1,463,621
Caldera Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,450,000	1,444,937
Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2054	2,430,000	2,361,204
Capital Projects Finance Authority, Heritage Charter Academy, Inc., Revenue, Series 2025 A1, 7.50%, 06/15/2065 (e)	4,355,000	4,388,319
Heritage Charter Academy, Inc., Revenue, Series 2025 A2, 7.50%, 06/15/2065 (e)	11,685,000	11,766,415
Heritage Charter Academy, Inc., Revenue, Series 2025 B1, 9.00%, 06/15/2042 (e)	1,030,000	1,030,456
Heritage Charter Academy, Inc., Revenue, Series 2025 B2, 9.00%, 06/15/2042 (e)	940,000	943,669
Imagine School At North Port, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2065 (e)	5,000,000	5,029,794
Kissimmee Charter Academy, Revenue, Series 2024, 6.13%, 06/15/2044 (e)	820,000	840,731
Kissimmee Charter Academy, Revenue, Series 2024, 6.50%, 06/15/2054 (e)	510,000	519,978
Kissimmee Charter Academy, Revenue, Series 2024, 6.63%, 06/15/2059 (e)	1,460,000	1,496,342
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2054 (e)	4,800,000	4,421,960
Navigator Academy of Leadership, Inc. Obligated Group, Revenue, Refunding, Series 2024, 5.00%, 06/15/2064 (e)	1,885,000	1,691,710
PRG — UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (e)(j)	73,715,000	9,813,110
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 01/01/2040 (e)	1,500,000	1,523,187

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.75%, 01/01/2045 (e)	1,500,000	1,506,541
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.25%, 01/01/2055 (e)	4,500,000	4,605,162
Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 7.13%, 01/01/2065 (e)	8,000,000	8,038,190
Capital Trust Agency, Inc., Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.20%, 08/15/2056 (e)	2,450,000	1,885,723
Babcock Neighborhood School, Inc., Revenue, Series 2021, 4.25%, 08/15/2061 (e)	2,250,000	1,708,379
Franklin Academy Obligated Group, Revenue, Series 2020, 5.00%, 12/15/2035 (e)	1,085,000	1,085,516
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051 (e)	2,000,000	1,484,436
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2049 (e)	4,365,000	3,922,754
University Bridge LLC, Revenue, Series 2018 A, 5.25%, 12/01/2058 (e)	12,500,000	12,071,903
Capital Trust Authority, Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (e)	9,000,000	9,000,610
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 06/01/2044 (e)	1,000,000	918,949
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2054 (e)	1,500,000	1,342,966
AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (e)	1,750,000	1,526,443
Academir Charter Schools, Inc., Revenue, Series 2025 A, 6.63%, 07/01/2065 (e)	2,500,000	2,529,115
Babcock Neighborhood School, Inc., Revenue, Series 2024, 6.00%, 08/15/2063 (e)	500,000	473,911
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (e)	1,500,000	1,530,993

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 06/15/2044 (e)	810,000	819,179
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.00%, 06/15/2054 (e)	1,250,000	1,268,130
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (e)	1,100,000	1,116,574
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 4.75%, 07/01/2040 (e)	2,000,000	2,006,159
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.00%, 07/01/2045 (e)	2,750,000	2,679,452
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2050 (e)	2,000,000	1,969,048
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.25%, 07/01/2055 (e)	2,500,000	2,426,090
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 A, 5.38%, 07/01/2065 (e)	7,445,000	7,253,958
Madrone Florida Tech Student Housing I LLC, Revenue, Series 2025 B, 7.75%, 07/01/2034 (e)	1,475,000	1,497,003
Seaside School Consortium, Inc., Revenue, Series 2024 A, 5.13%, 06/15/2059	2,970,000	2,863,115
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 06/15/2050 (e)	1,000,000	915,381
St Johns Classical Academy, Inc., Revenue, Refunding, Series 2025 A, 5.25%, 06/15/2059 (e)	1,770,000	1,613,104
Caymas Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2054	1,000,000	1,004,641
Cedar Crossings Community Development District, Special Assessment, Series 2025, 5.30%, 05/01/2045 (e)	500,000	499,139
Special Assessment, Series 2025, 5.50%, 05/01/2055 (e)	700,000	689,402
Central Parc Community Development District, Special Assessment, Series 2024, 4.90%, 05/01/2031	365,000	371,054
Special Assessment, Series 2024, 6.00%, 05/01/2054	750,000	759,663
Chaparral Palm Bay Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	1,002,285
First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055	2,250,000	2,254,030
Chapel Creek Community Development District, Assessment Area, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,012,340
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2041 (e)	4,345,000	4,053,871
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2021 A, 4.00%, 10/01/2051 (e)	4,345,000	3,629,517
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.88%, 10/01/2045	1,500,000	1,560,853
MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 6.13%, 10/01/2055	4,000,000	4,161,088
Connerton East Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.63%, 06/15/2055	1,000,000	1,025,938
Coral Bay Lee County Community Development District, Assessment Area 2, Revenue, Series 2024, 5.25%, 05/01/2044	1,000,000	1,016,539
Assessment Area 2, Revenue, Series 2024, 5.55%, 05/01/2054	1,220,000	1,237,614
Coral Creek Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,630,000	1,653,417
Coral Lakes Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,022,476
County of Miami-Dade, Aviation, Revenue, AMT, Series 2025 A, 5.50%, 10/01/2055 (a)	15,000,000	15,917,693
County of Palm Beach, Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.50%, 10/01/2045 (e)	4,000,000	4,093,192
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2055 (e)	7,900,000	8,156,084
Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.75%, 10/01/2065 (e)	10,500,000	10,790,858
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2045 (e)	1,000,000	1,022,224
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.75%, 10/01/2055 (e)	1,100,000	1,134,026

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Provident Group — LU Properties LLC, Revenue, Series 2021 A, 5.00%, 06/01/2057 (e)	3,650,000	3,165,534
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.13%, 06/01/2054	13,250,000	12,907,762
Provident Group — LU Properties LLC, Revenue, Series 2024 A, 6.25%, 06/01/2059	10,890,000	10,701,833
Creekview Community Development District, Phase 1, Special Assessment, Series 2022, 4.63%, 05/01/2042	1,425,000	1,393,225
Phase 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	2,000,000	2,006,472
Phase 2, Special Assessment, Series 2024, 5.63%, 05/01/2055	3,500,000	3,494,729
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 5.35%, 05/01/2044	1,000,000	1,009,291
Area 2, Special Assessment, Series 2024, 5.60%, 05/01/2054	1,375,000	1,382,164
Crosswinds East Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,750,000	1,778,696
Assessment Area 2, Special Assessment, Series 2024, 5.15%, 05/01/2044	775,000	769,593
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	1,000,000	990,618
Curiosity Creek Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2044 (e)	900,000	903,865
Assessment Area No. 1, Special Assessment, Series 2024, 5.70%, 05/01/2055 (e)	1,475,000	1,477,512
Cypress Creek Reserve Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	870,000	902,515
Cypress Creek Reserve Community Development District Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,750,000	1,809,726
Cypress Reserve Community Development District, Assessments, Special Assessment, Series 2025, 5.60%, 05/01/2045 (e)	1,000,000	1,009,577
Assessments, Special Assessment, Series 2025, 5.80%, 05/01/2056 (e)	2,375,000	2,394,619

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Deering Park Stewardship District, Assessment Area 1, Special Assessment, Series 2025, 6.25%, 05/01/2055	2,630,000	2,731,843
Del Webb Oak Creek Community Development District, Special Assessment, Series 2025, 5.38%, 05/01/2045 (e)	1,290,000	1,301,985
Special Assessment, Series 2025, 5.63%, 05/01/2055 (e)	1,290,000	1,302,711
Dewey Robbins Community Development District, Special Assessment, Series 2025, 5.60%, 05/01/2045	905,000	914,003
Special Assessment, Series 2025, 5.80%, 05/01/2055	1,325,000	1,332,147
Dowden West Community Development District, Special Assessment, Series 2024, 5.25%, 05/01/2044	495,000	500,773
Special Assessment, Series 2024, 5.55%, 05/01/2054	855,000	860,422
East Nassau Stewardship District, Assessments, Special Assessment, Series 2021, 4.00%, 05/01/2051	1,505,000	1,245,888
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.25%, 05/01/2044	1,505,000	1,512,243
Wildlight Village Phase 3, Special Assessment, Series 2024, 5.50%, 05/01/2055	1,605,000	1,601,389
East Palm Drive Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 06/15/2044	500,000	504,967
Edgewater East Community Development District, Assessment Area 1, Special Assessment, Series 2021, 4.00%, 05/01/2051	2,660,000	2,091,846
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2042	2,635,000	2,379,201
Assessment Area 2, Special Assessment, Series 2022, 4.00%, 05/01/2052	11,175,000	9,043,573
Assessment Area 3, Special Assessment, Series 2025, 6.30%, 05/01/2055	1,700,000	1,751,371
Edgewater East Community Development District Assessment Area Three, Special Assessment, Series 2025, 6.10%, 05/01/2045	925,000	957,577

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Edgewater West Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.25%, 05/01/2044	2,000,000	1,974,566
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	3,000,000	2,930,125
Entrada Community Development District, Assessments, Special Assessment, Series 2024, 5.00%, 05/01/2044	900,000	896,858
Assessments, Special Assessment, Series 2024, 5.30%, 05/01/2055	725,000	718,003
Epperson North Community Development District, Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	1,985,000	1,654,788
Assessment Area 4, Special Assessment, Series 2024, 5.30%, 05/01/2044	465,000	467,337
Assessment Area 4, Special Assessment, Series 2024, 5.60%, 05/01/2055	750,000	751,283
Everlands Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.55%, 06/15/2054	1,000,000	1,009,003
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.20%, 06/15/2044 (e)	750,000	752,525
Assessment Area 2 Phase 2, Special Assessment, Series 2024, 5.50%, 06/15/2054 (e)	1,000,000	1,000,155
Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 06/15/2044	725,000	735,342
Fish Lake Cover Community Development District, Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.35%, 05/01/2045	835,000	834,569
Fish Lake Cover Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,180,000	1,168,919
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (b)(e)(f)	189,740,000	89,177,800
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (b)(e)(f)	92,610,000	43,526,700
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 6.00%, 08/15/2057 (e)	5,000,000	4,674,230

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 06/15/2026 (b)(e)(f)	285,000,000	237,975,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	500,000	417,500
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2037	4,000,000	3,340,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2038	2,000,000	1,670,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	10,130,000	8,458,550
Brightline Trains Florida LLC, Revenue, AMT, Refunding, AG Insured, Series 2024, 5.00%, 07/01/2044	8,935,000	8,895,567
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.25%, 07/01/2047	12,190,000	10,178,650
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053	184,805,000	154,312,175
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.25%, 06/01/2044 (e)	1,000,000	972,984
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2054 (e)	2,790,000	2,699,499
Cornerstone Classical Academy, Inc., Revenue, Series 2024 A, 5.50%, 06/01/2059 (e)	1,500,000	1,424,035
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047 (e)	2,000,000	1,985,377
Glenridge on Palmer Ranch Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 06/01/2051 (e)	2,075,000	1,929,624
Imagine School at Broward, Revenue, Series 2019 A, 5.00%, 12/15/2049 (e)	1,030,000	1,002,746
Renaissance Charter School, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 6.00%, 06/15/2050	3,000,000	2,987,278
Renaissance Charter School, Inc. Obligated Group, Revenue, Series 2021 A, 5.50%, 06/15/2051	1,000,000	937,624
Renaissance Charter School, Inc. Series 2025 Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 06/15/2055 (e)	4,500,000	4,571,253

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.00%, 06/01/2044 (e)	1,600,000	1,565,363
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2054 (e)	7,200,000	6,971,049
SFP — Tampa I LLC, Revenue, Senior Lien, Series 2024 A-1, 5.25%, 06/01/2059 (e)	6,550,000	6,276,039
Florida Local Government Finance Commission, BridgePrep Academy, Inc. Series 2025 Obligated Group, Revenue, Series 2025 A, 6.13%, 06/15/2065 (e)	7,500,000	7,563,925
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2050 (e)	2,610,000	2,657,492
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2055 (e)	2,000,000	2,026,285
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (e)	3,510,000	3,542,378
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.75%, 11/15/2055 (e)	2,500,000	2,599,193
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.88%, 11/15/2064 (e)	6,500,000	6,768,651
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.15%, 05/01/2044	900,000	918,036
Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 5.40%, 05/01/2054	825,000	835,892
Gardens at Hammock Beach Community Development District, Assessment Area 1, Special Assessment, Series 2024-1, 5.65%, 05/01/2054	530,000	536,567
Assessment Area 2, Special Assessment, Series 2024-2, 5.00%, 05/01/2031	270,000	274,934
Assessment Area 2, Special Assessment, Series 2024-2, 5.60%, 05/01/2044	990,000	1,010,833
Assessment Area 2, Special Assessment, Series 2024-2, 5.88%, 05/01/2055	1,250,000	1,275,053

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Gas Worx Community Development District, Assessments, Special Assessment, Series 2025, 5.75%, 05/01/2045 (e)	1,250,000	1,284,004
Gas Worx Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 6.00%, 05/01/2057 (e)	2,400,000	2,457,870
Golden Gem Community Development District, Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	549,380
Special Assessment, Series 2024, 5.70%, 05/01/2044	2,900,000	2,941,052
Special Assessment, Series 2024, 6.00%, 05/01/2055	5,000,000	5,084,567
Governors Park South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.40%, 05/01/2045	845,000	850,970
Assessment Area 1, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,250,000	1,255,874
Gracewater Sarasota Community Development District, Assessments, Special Assessment, Series 2021, 3.35%, 05/01/2041	3,170,000	2,630,778
Greater Orlando Aviation Authority, Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (a)	37,315,000	39,414,510
Greenbriar Community Development District, Assessment Area No. 1, Special Assessment, Series 2025, 5.65%, 05/01/2045	1,000,000	1,012,136
Assessment Area No. 1, Special Assessment, Series 2025, 5.88%, 05/01/2054	1,350,000	1,363,620
Hamilton Bluff Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,360,000	1,377,553
Assessment Area 1, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,000,000	2,015,231
Hammock Oaks Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.15%, 05/01/2054	1,250,000	1,275,182
Assessment Area 3, Special Assessment, Series 2025, 5.55%, 05/01/2045 (e)	1,000,000	1,016,650
Assessment Area 3, Special Assessment, Series 2025, 5.75%, 05/01/2055 (e)	1,500,000	1,519,088

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Harmony on Lake Eloise Community Development District, Assessment Area No. 2, Special Assessment, Series 2025, 5.45%, 11/01/2045	1,000,000	1,010,595
Assessment Area No. 2, Special Assessment, Series 2025, 5.65%, 11/01/2054	1,250,000	1,260,909
Harmony West Community Development District, Assessment Area No. 3, Special Assessment, Series 2025, 5.45%, 05/01/2045	625,000	631,259
Assessment Area No. 3, Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,008,364
Hawthorne Mill North Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	1,001,478
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,400,000	1,396,864
Hickory Tree Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2055	1,500,000	1,481,454
Highland Trails Community Development District, Assessments, Special Assessment, Series 2024, 5.85%, 05/01/2054	880,000	891,999
Hillcrest Community Development District, Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	300,161
Hillcrest Preserve Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044 (e)	1,000,000	983,509
Special Assessment, Series 2024, 5.30%, 05/01/2054 (e)	1,500,000	1,466,430
Hills of Minneola Community Development District, North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2044	650,000	677,272
North Parcel Assessment Area 1, Special Assessment, Series 2024, 5.88%, 05/01/2054	1,000,000	1,051,081
South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2050 (e)	4,500,000	3,738,753
South Parcel Assessment Area Phase 2, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,940,000	1,622,928
Hobe-St. Lucie Conservancy District, Unit of Development No. 1A, Special Assessment, Series 2024, 5.60%, 05/01/2044	1,900,000	1,957,012

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Unit of Development No. 1A, Special Assessment, Series 2024, 5.88%, 05/01/2055	2,690,000	2,754,876
Hyde Park Community Development District No. 1, Assessments, Special Assessment, Series 2024 A, 5.35%, 05/01/2044	425,000	427,037
Assessments, Special Assessment, Series 2024 A, 5.63%, 05/01/2055	685,000	686,808
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	1,695,000	1,744,858
Ibis Landing Community Development District, Ibis Landing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.70%, 06/15/2045	615,000	637,821
Ibis Landing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 06/15/2055	800,000	823,188
Kelly Park Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.30%, 05/01/2045	650,000	653,646
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	915,000	915,297
Keys Edge Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.10%, 05/01/2044	975,000	972,776
Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	989,704
Kings Creek I Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	795,000	816,009
Kings Creek I Community Development District Assessment Area One, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,750,000	1,791,517
Kingston One Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	4,000,000	4,121,277
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2057	9,400,000	9,669,975
Kissimmee Park Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.13%, 05/01/2056	1,500,000	1,554,949
Offsite Master Infrastructure Pro, Special Assessment, Series 2025, 6.50%, 05/01/2056	8,500,000	8,802,775

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Lake Hideaway Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,890,000	1,919,377
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054	2,600,000	2,623,190
Lake Mattie Preserve Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	570,000	574,713
Special Assessment, Series 2025, 5.45%, 05/01/2045	980,000	974,846
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,080,000	1,065,420
Lakes of Sarasota Community Development District, Assessments, Special Assessment, Series 2024 A, 5.30%, 05/01/2044	425,000	425,597
Assessments, Special Assessment, Series 2024 A, 5.60%, 05/01/2055	685,000	684,457
Assessments, Special Assessment, Series 2024 B, 5.25%, 05/01/2034	2,325,000	2,391,757
Lakewood Ranch Stewardship District, Special Assessment, Series 2024, 5.50%, 05/01/2055	765,000	770,387
Special Assessment, Series 2025, 6.00%, 05/01/2056	8,230,000	8,518,600
Assessment Azario, Special Assessment, Series 2020 A, 3.90%, 05/01/2050	770,000	640,345
Assessment Northeast Sector Project Phase 1A, Special Assessment, Series 2018, 5.10%, 05/01/2048	2,535,000	2,539,203
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 4.00%, 05/01/2052	420,000	348,703
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	585,000	594,648
Northeast Sector Project, Special Assessment, Refunding, Series 2020, 4.00%, 05/01/2050 (e)	595,000	495,065
Landings Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	275,000	279,972

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Special Assessment, Series 2024, 5.50%, 05/01/2044	1,030,000	1,046,108
Special Assessment, Series 2024, 5.80%, 05/01/2055	855,000	864,962
Landings Community Development District SW Phase 1 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	1,785,000	1,842,401
Landings Community Development District SW Phase 1 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	3,245,000	3,340,655
Langley South Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.40%, 05/01/2055	4,105,000	4,065,816
Leomas Landing Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.50%, 11/01/2045	450,000	453,093
Assessment Area 2, Special Assessment, Series 2025, 5.70%, 11/01/2054	555,000	556,993
Liberty Cove Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	1,085,000	1,081,949
Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2054	2,000,000	1,992,824
Live Oak Lake Community Development District, Assessments, Special Assessment, Series 2020, 4.40%, 05/01/2040	1,600,000	1,473,386
Assessments, Special Assessment, Series 2020, 4.60%, 05/01/2051	5,000,000	4,474,852
Longleaf Community Development District, Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054 (e)	970,000	991,184
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.20%, 05/01/2044	700,000	691,875
Neighborhood 4 Assessment Area 2, Special Assessment, Series 2024 A, 5.45%, 05/01/2055	1,150,000	1,119,490
Los Cayos Community Development District, Special Assessment, Series 2024, 5.55%, 06/15/2054	800,000	808,849

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Lowery Hills Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045 (e)	725,000	728,742
Assessment Area 1, Special Assessment, Series 2025, 5.85%, 05/01/2055 (e)	1,000,000	1,005,382
LT Ranch Community Development District, Assessments, Special Assessment, Series 2019, 4.00%, 05/01/2050	1,000,000	846,735
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.50%, 05/01/2044	275,000	282,712
Phase IIB Assessment Area, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,000,000	1,027,888
LTC Ranch West Residential Community Development District, Assessment Area 1, Special Assessment, Series 2021 A, 4.00%, 05/01/2052	1,860,000	1,532,634
Assessment Area 2, Special Assessment, Series 2024 AA-2, 6.00%, 05/01/2054	605,000	613,604
Assessment Area 3, Special Assessment, Series 2024 AA-3, 6.05%, 05/01/2054	1,395,000	1,419,468
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.38%, 05/01/2044	1,000,000	994,875
Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 5.65%, 05/01/2054	1,655,000	1,649,030
Magnolia Island Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.55%, 05/01/2045	750,000	755,263
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2055	1,870,000	1,880,110
Malabar Springs Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2044	1,000,000	994,219
Assessment Area 1, Special Assessment, Series 2024, 5.50%, 05/01/2054	1,500,000	1,477,573
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.95%, 05/01/2054	1,340,000	1,367,214
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,258,699

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	998,201
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	1,000,000	948,561
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2046	4,625,000	4,199,833
Miami-Dade County Industrial Development Authority, AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Series 2022 A, 5.25%, 07/01/2052 (e)	2,465,000	2,216,577
Miami Community Charter School, Revenue, Series 2025, 6.38%, 06/01/2065 (e)	2,250,000	2,280,869
Miami Community Charter School, Inc., Revenue, Series 2025, 6.25%, 06/01/2055 (e)	750,000	759,799
Pinecrest Academy Obligated Group, Revenue, Series 2017, 5.00%, 09/15/2044 (e)	4,090,000	3,921,506
Mirada Community Development District, Assessment Area 3, Special Assessment, Refunding, Series 2024, 6.00%, 05/01/2055	1,875,000	1,901,684
Newfield Community Development District, Newfield Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 5.90%, 05/01/2056	2,915,000	2,989,407
Newport Isles Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044	2,440,000	2,428,574
Special Assessment, Series 2024, 5.20%, 05/01/2054	2,685,000	2,620,431
Normandy Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.30%, 05/01/2044 (e)	1,500,000	1,472,408
Assessment Area 1, Special Assessment, Series 2024, 5.55%, 05/01/2054 (e)	4,975,000	4,812,236
North AR-1 Pasco Community Development District, Assessment Area 4, Special Assessment, Series 2024, 5.75%, 05/01/2054	855,000	861,525
Assessment Area 5, Special Assessment, Series 2024 A, 5.75%, 05/01/2044	975,000	1,000,726

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Assessment Area 5, Special Assessment, Series 2024 A, 6.00%, 05/01/2054	1,360,000	1,394,002
Northlake Stewardship District, Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2045	1,250,000	1,297,145
Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2056	3,000,000	3,108,359
Northridge Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045 (e)	1,875,000	1,923,093
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055 (e)	2,375,000	2,433,164
Orange County Health Facilities Authority, Orlando Health Obligated Group, Revenue, Refunding, Series 2025 A, 5.25%, 10/01/2056 (a)	33,905,000	35,608,419
Paddocks Community Development District, Assessments, Special Assessment, Series 2024, 5.13%, 05/01/2044 (e)	1,000,000	988,909
Assessments, Special Assessment, Series 2024, 5.45%, 05/01/2055 (e)	1,375,000	1,346,261
Palermo Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.35%, 06/15/2045	745,000	761,115
Palm Beach County Health Facilities Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, Refunding, Series 2025 B, 5.00%, 11/15/2055	8,000,000	7,755,360
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 B, 5.00%, 05/15/2047	925,000	883,750
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 4.00%, 05/15/2053	160,000	126,387
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 B, 5.00%, 05/15/2053	15,675,000	14,594,886
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 C, 7.50%, 05/15/2053	965,000	1,070,804
Palm Coast Park Community Development District, Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.00%, 05/01/2044	1,270,000	1,255,026
Sawmill Branch — Phase 7, Special Assessment, Series 2024, 5.30%, 05/01/2055	1,935,000	1,905,059

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Spring Lake — Tracts 2 & 3, Special Assessment, Series 2021, 4.00%, 05/01/2052	1,200,000	974,036
Palm Gate Community Development District, Special Assessment, Series 2025, 5.30%, 06/15/2045	1,000,000	996,036
Special Assessment, Series 2025, 5.55%, 06/15/2055	1,000,000	996,077
Parker Pointe Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2044	700,000	708,081
Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,004,283
Parker Road Community Development District, Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050	2,000,000	1,636,563
Parrish Lakes Community Development District, Assessment Area 2, Special Assessment, Series 2023 A, 5.63%, 05/01/2053	1,725,000	1,756,553
Assessment Area 3, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,435,000	1,451,308
Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2054	2,220,000	2,240,783
Parrish Lakes II Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.13%, 05/01/2044	3,000,000	2,970,234
Assessment Area 1, Special Assessment, Series 2024, 5.45%, 05/01/2054	5,000,000	4,917,820
Parrish Plantation Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.80%, 05/01/2044	695,000	718,558
Assessment Area 3, Special Assessment, Series 2024, 6.05%, 05/01/2054	1,535,000	1,586,876
Pasadena Ridge Community Development District, Assessment Area No. 1, Special Assessment, Series 2024, 5.38%, 05/01/2055	2,475,000	2,442,362
Peace Creek Village Community Development District, Special Assessment, Series 2024, 5.75%, 05/01/2054	905,000	914,338
Special Assessment, Series 2025, 5.60%, 05/01/2045 (e)	710,000	716,539

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Special Assessment, Series 2025, 5.85%, 05/01/2055 (e)	2,125,000	2,141,068
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.70%, 05/01/2044	2,820,000	2,794,818
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2054	4,000,000	3,943,235
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	2,015,000	2,015,691
Pioneer Ranch Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2044 (e)	980,000	959,260
Special Assessment, Series 2024, 5.30%, 05/01/2055 (e)	1,230,000	1,188,121
Poitras East Community Development District, Special Assessment, Series 2025, 5.85%, 05/01/2045	665,000	684,300
Special Assessment, Series 2025, 6.10%, 05/01/2055	1,000,000	1,027,870
Preston Cove Community Development District, Assessments, Special Assessment, Series 2022, 4.13%, 05/01/2052	1,870,000	1,578,894
Radiance Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.40%, 05/01/2056 (e)	2,500,000	2,583,751
Ranches at Lake Mcleod Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.45%, 06/15/2045	600,000	607,924
Assessment Area 2, Special Assessment, Series 2025, 5.65%, 06/15/2055	1,000,000	1,007,547
Reflection Bay Community Development District, Reflection Bay Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.63%, 05/01/2045	725,000	741,164
Reflection Bay Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2055	1,200,000	1,225,406
Regal Village Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2054	725,000	730,098

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
River Hall Community Development District, Assessment Area 3, Special Assessment, Series 2020 A, 3.88%, 05/01/2051	3,690,000	3,026,157
Assessment Area No. 5, Special Assessment, Series 2024, 5.35%, 05/01/2044 (e)	800,000	803,443
Assessment Area No. 5, Special Assessment, Series 2024, 5.63%, 05/01/2055 (e)	900,000	900,594
River Landing Community Development District, Special Assessment, Series 2025, 5.20%, 05/01/2045	640,000	642,651
Special Assessment, Series 2025, 5.45%, 05/01/2055	900,000	901,616
Rivers Edge III Community Development District, Assessments, Special Assessment, Series 2024, 5.65%, 05/01/2044	1,665,000	1,696,552
Assessments, Special Assessment, Series 2024, 5.95%, 05/01/2055	2,225,000	2,258,222
Rivers Edge III Community Development District Series 2025 Assessment, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	465,148
Rivers Edge III Community Development District Series 2025 Assessment, Special Assessment, Series 2025, 6.00%, 05/01/2056	1,000,000	1,032,829
Riverwalk Community Development District, Special Assessment, Series 2025, 5.20%, 05/01/2045 (e)	625,000	627,123
Special Assessment, Series 2025, 5.45%, 05/01/2055 (e)	1,000,000	1,000,326
Rookery Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2044	800,000	784,001
Assessment Area 1, Special Assessment, Series 2024, 5.35%, 05/01/2055	1,500,000	1,464,029
Rustic Oaks Community Development District, Assessments, Special Assessment, Series 2022, 3.45%, 05/01/2042	2,000,000	1,694,222
Assessments, Special Assessment, Series 2022, 4.00%, 05/01/2052	2,385,000	1,968,200
Rye Crossing Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.00%, 05/01/2044	650,000	645,411

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Assessment Area 2, Special Assessment, Series 2024, 5.25%, 05/01/2054	710,000	703,195
Saltleaf Community Development District, Assessments, Special Assessment, Series 2024, 5.63%, 05/01/2044	3,250,000	3,306,104
Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	3,000,000	3,059,838
Saltmeadows Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.75%, 05/01/2045 (e)	405,000	418,546
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2055 (e)	750,000	775,302
Savanna Lakes Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.25%, 06/15/2044	625,000	629,807
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 06/15/2054	750,000	754,389
Sawgrass Village Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.55%, 05/01/2044 (e)	700,000	709,493
Assessment Area 3, Special Assessment, Series 2024, 5.88%, 05/01/2054 (e)	1,380,000	1,395,554
Scenic Terrace South Community Development District, Special Assessment, Series 2022, 4.63%, 05/01/2053	1,935,000	1,771,677
Seagrove Community Development District, Special Assessment, Series 2024, 4.88%, 06/15/2044	1,500,000	1,455,718
Special Assessment, Series 2024, 5.20%, 06/15/2054	1,250,000	1,221,381
Seminole Palms Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044 (e)	1,705,000	1,659,743
Assessment Area 2, Special Assessment, Series 2024, 5.50%, 05/01/2055 (e)	1,705,000	1,664,773
Shadowlawn Community Development District, Special Assessment, Series 2024, 5.50%, 05/01/2044	1,480,000	1,481,068
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,900,000	1,904,317

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Silver Oaks Community Development District, Special Assessment, Series 2024, 5.85%, 05/01/2054	1,490,000	1,512,323
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	505,000	513,112
Six Mile Creek Community Development District, Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052	2,255,000	1,892,185
Project Area, Special Assessment, Series 2024, 5.10%, 05/01/2044	625,000	616,228
Project Area, Special Assessment, Series 2024, 5.38%, 05/01/2055	1,000,000	981,069
Solaeris Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.20%, 05/01/2031	500,000	521,132
Assessment Area 1, Special Assessment, Series 2024, 6.00%, 05/01/2044	1,790,000	1,906,280
Assessment Area 1, Special Assessment, Series 2024, 6.25%, 05/01/2055	2,750,000	2,929,657
Assessment Area 2, Special Assessment, Series 2025, 6.00%, 05/01/2045 (e)	2,000,000	2,063,022
Assessment Area 2, Special Assessment, Series 2025, 6.30%, 05/01/2056 (e)	3,000,000	3,096,386
Somerset Bay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044 (e)	920,000	917,462
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2054 (e)	1,905,000	1,908,058
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Series 2024, 5.45%, 05/01/2044	1,245,000	1,294,813
Assessment Area, Special Assessment, Series 2024, 5.70%, 05/01/2050	930,000	969,822
Southshore Bay Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.38%, 05/01/2044	675,000	679,581
Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2054	930,000	931,254

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
St. Johns County Industrial Development Authority, Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 4.00%, 08/01/2055	2,325,000	1,926,302
Stonegate Preserve Community Development District, Stonegate Preserve Community Development District Series 2023 Special Assessmen, Special Assessment, Series 2025, 5.70%, 06/15/2045	700,000	724,448
Stonegate Preserve Community Development District Series 2023 Special Assessmen, Special Assessment, Series 2025, 5.88%, 06/15/2055	1,250,000	1,282,986
Summit View Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.63%, 05/01/2044	975,000	997,168
Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	1,350,000	1,381,009
Sunrise Community Development District, Sunrise Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.63%, 05/01/2045 (e)	2,500,000	2,476,856
Sunrise Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2055 (e)	4,000,000	3,944,554
Tern Bay Community Development District, Special Assessment, Series 2022, 4.00%, 06/15/2052	9,260,000	7,421,297
Terra Lago Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.63%, 05/01/2045	1,040,000	1,056,872
Assessment Area 1, Special Assessment, Series 2025, 5.80%, 05/01/2055	1,525,000	1,545,482
Terreno Community Development District, Special Assessment, Series 2025, 5.40%, 05/01/2045	875,000	889,011
Special Assessment, Series 2025, 5.65%, 05/01/2055	1,000,000	1,012,045
Timber Creek Southwest Community Development District, Assessment Area 2, Special Assessment, Series 2021, 3.30%, 12/15/2041	2,175,000	1,814,131
Tolomato Community Development District, Assessment Area, Special Assessment, Series 2024, 4.80%, 05/01/2044	880,000	861,080

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Assessment Area, Special Assessment, Series 2024, 5.13%, 05/01/2054	880,000	856,772
Tradition Community Development District No. 9, Special Assessment, Series 2025, 5.65%, 05/01/2056	895,000	899,538
Triple Creek Community Development District, Villages Q & R Assessment Area, Special Assessment, Series 2021, 4.00%, 11/01/2051 (e)	1,040,000	865,692
Twisted Oaks Pointe Community Development District, Assessment Area 3, Special Assessment, Series 2024, 5.63%, 05/01/2044	1,065,000	1,082,659
Assessment Area 3, Special Assessment, Series 2024, 6.00%, 05/01/2055	1,375,000	1,396,410
Two Ridges Community Development District, Two Ridges Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 5.75%, 05/01/2045	500,000	516,832
Two Ridges Community Development District Series 2025 Special Assessments, Special Assessment, Series 2025, 6.00%, 05/01/2055	665,000	687,075
Two Rivers West Community Development District, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	768,083
Special Assessment, Series 2024, 5.88%, 05/01/2054	1,355,000	1,389,512
V-Dana Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.38%, 05/01/2045	1,000,000	1,008,188
Assessment Area 2, Special Assessment, Series 2025, 5.55%, 05/01/2055	1,375,000	1,381,490
Veranda Community Development District II, Assessment Area 4, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2051 (e)	180,000	149,674
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	530,000	536,035
Verano No. 2 Community Development District, Special Assessment, Series 2024, 5.35%, 05/01/2044 (e)	500,000	502,863
Special Assessment, Series 2024, 5.63%, 05/01/2055	800,000	800,528

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Pod D, Special Assessment, Series 2024, 5.80%, 05/01/2054	1,000,000	1,011,642
Verano No. 4 Community Development District, Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 5.75%, 05/01/2045	450,000	466,818
Verano No. 4 Community Development District Astor Creek Phase 2 Assessment Area, Special Assessment, Series 2025, 6.00%, 05/01/2055	875,000	906,556
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	2,695,000	2,707,203
Villamar Community Development District, Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,018,434
Waterford Community Development District, Assessment Area 2, Special Assessment, Series 2024, 5.20%, 05/01/2044	505,000	502,081
Assessment Area 2, Special Assessment, Series 2024, 5.45%, 05/01/2054	695,000	685,532
Assessment Area 3, Special Assessment, Series 2025, 6.00%, 05/01/2045	500,000	520,418
Assessment Area 3, Special Assessment, Series 2025, 6.25%, 05/01/2056 (e)	1,665,000	1,728,842
Waterset South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.70%, 05/01/2056 (e)	1,010,000	1,017,324
Wellness Ridge Community Development District, Assessment Area No. 2, Special Assessment, Series 2024, 5.20%, 06/15/2055 (e)	1,100,000	1,072,877
West Villages Improvement District, Special Assessment, Series 2025, 5.50%, 05/01/2055 (e)(i)	1,000,000	992,450
Assessment Area 1, Special Assessment, Series 2025, 5.75%, 05/01/2045	910,000	951,689
Assessment Area 1, Special Assessment, Series 2025, 6.00%, 05/01/2055	1,705,000	1,784,657
Unit of Development No. 10 Assessment Area 1, Special Assessment, Series 2024, 5.38%, 05/01/2044	995,000	1,008,250

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Unit of Development No. 8, Special Assessment, Series 2021, 3.50%, 05/01/2041	2,505,000	2,073,772
Westside Haines City Community Development District, Assessment Area 2, Special Assessment, Series 2024, 6.00%, 05/01/2054	2,070,000	2,118,948
Westview South Community Development District, Assessment Area 1, Special Assessment, Series 2025, 6.20%, 05/01/2055 (e)	2,000,000	2,082,269
Willowbrook Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 05/01/2044	750,000	757,853
Assessment Area 1, Special Assessment, Series 2024, 5.90%, 05/01/2055	1,095,000	1,103,316
Willowbrook Community Development District Assessment Area Two, Special Assessment, Series 2025, 5.65%, 05/01/2045 (e)	1,000,000	1,014,155
Willowbrook Community Development District Assessment Area Two, Special Assessment, Series 2025, 5.88%, 05/01/2056 (e)	1,250,000	1,266,447
Windsor Cay Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,046,063
Woodcreek Community Development District, Assessment Area 2, Special Assessment, Series 2025, 5.35%, 05/01/2045	575,000	571,266
Assessment Area 2, Special Assessment, Series 2025, 5.50%, 05/01/2055	750,000	734,409
Woodland Crossing Community Development District, Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.13%, 05/01/2035 (e)	375,000	392,839
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 5.88%, 05/01/2045 (e)	1,000,000	1,028,617
Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 6.13%, 05/01/2056 (e)	1,925,000	1,978,601
Woodland Preserve Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.30%, 05/01/2045 (e)	630,000	633,534
Assessment Area 1, Special Assessment, Series 2025, 5.50%, 05/01/2055 (e)	845,000	846,513

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 18.2% (continued)
Woodland Ranch Estates Community Development District, Special Assessment, Series 2025, 5.55%, 05/01/2045	500,000	505,354
Special Assessment, Series 2025, 5.75%, 05/01/2055	720,000	724,943
Yarborough Lane Community Development District, Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.35%, 05/01/2044	780,000	782,250
Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 5.60%, 05/01/2055	1,620,000	1,611,769
		1,451,216,445
Georgia — 4.4%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (e)	34,440,000	35,382,878
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (e)(j)	132,920,000	118,473,111
PRG — CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2050 (e)	1,000,000	1,038,265
PRG — CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2055 (e)	750,000	774,817
Bartow County Development Authority, Georgia Power Co., Revenue, Second Series, AMT, Series 2022-2, 4.00%, 11/03/2025 (b)(c)	2,500,000	2,500,000
City of Atlanta, Department of Aviation, Revenue, AMT, Series 2025B B-1, 5.50%, 07/01/2055 (a)	15,000,000	16,028,084
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2055	500,000	481,555
GLOBE Academy, Inc. (The), Revenue, Series 2024 A, 5.00%, 06/01/2063	1,320,000	1,242,091
Development Authority of Appling County, Georgia Power Co., Revenue, Series 1997, 4.00%, 11/03/2025 (b)(c)	3,100,000	3,100,000
Georgia Power Co., Revenue, Series 2011, 4.00%, 11/03/2025 (b)(c)	2,770,000	2,770,000

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Georgia — 4.4% (continued)
Development Authority of Bulloch County, Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 A, 6.75%, 06/15/2064 (e)	3,225,000	3,161,507
Charter Conservatory for Liberal Arts & Technology, Inc., Revenue, Series 2024 B, 7.50%, 06/15/2031 (e)	265,000	267,213
Development Authority of Lagrange, LaGrange College Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 10/15/2052	17,875,000	14,771,905
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2047 (e)	10,000,000	8,454,617
Fulton County Residential Care Facilities for the Elderly Authority, All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 04/01/2054 (e)	6,680,000	6,214,482
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2041 (e)	4,000,000	3,628,942
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2051 (e)	12,400,000	9,941,143
All Saints-St. Luke's Episcopal Home for the Retired Obligated Group, Revenue, Series 2021 A, 4.00%, 04/01/2056 (e)	8,700,000	6,780,227
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue, Series 2021 A, 2.50%, 02/15/2051	1,350,000	866,589
George L Smith II Congress Center Authority, Signia Hotel Management LLC, Revenue, Series 2021 A, 4.00%, 01/01/2054	3,045,000	2,600,955
Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2054 (e)	16,420,000	15,571,726
Georgia Housing & Finance Authority, Revenue, Refunding, Series 2024 C, 4.40%, 12/01/2044 (a)	4,500,000	4,529,078
Revenue, Refunding, Series 2024 C, 4.55%, 12/01/2049 (a)	20,000,000	20,003,982
Revenue, Refunding, Series 2024 C, 4.60%, 12/01/2054 (a)	12,750,000	12,642,027

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Georgia — 4.4% (continued)
Revenue, Series 2025 C, 5.15%, 06/01/2055	10,000,000	10,214,005
Municipal Gas Authority of Georgia, Revenue, BAM Insured, Series 2025, 5.00%, 09/01/2050	3,000,000	3,070,238
Oconee County Industrial Development Authority, Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.25%, 12/01/2048	3,000,000	2,944,126
Westminster Presbyterian Homes Obligated Group, Revenue, Series 2018 A-1, 6.38%, 12/01/2053	3,000,000	2,931,495
Savannah Georgia Convention Center Authority, Revenue, Series 2025 B, 6.00%, 06/01/2050 (e)	7,400,000	7,361,436
Revenue, Series 2025 B, 6.25%, 06/01/2061 (e)	32,455,000	32,580,636
		350,327,130
Hawaii — 0.4%
State of Hawaii Airports System, Revenue, AMT, Series 2025 A, 5.50%, 07/01/2054 (a)	17,935,000	19,332,111
State of Hawaii Department of Budget & Finance, Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2034 (e)	3,000,000	3,067,681
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (e)	2,780,000	2,722,946
Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.13%, 07/01/2043 (e)	2,500,000	2,358,198
		27,480,936
Idaho — 0.3%
Avimor Community Infrastructure District No. 1, Assessment Area 5, Special Assessment, Series 2024, 5.88%, 09/01/2053 (e)	2,242,000	2,306,900
Assessment Area 6, Special Assessment, Series 2024 B, 5.50%, 09/01/2053 (e)	3,000,000	3,023,520
Spring Valley Community Infrastructure District No. 1, Assessment Area 1, Special Assessment, Series 2021, 3.75%, 09/01/2051 (e)	1,312,000	1,248,357
Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (e)	9,000,000	9,231,988

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Idaho — 0.3% (continued)
Assessment Area 2, Special Assessment, Series 2025, 6.25%, 09/01/2054 (e)	9,300,000	9,579,373
		25,390,138
Illinois — 6.5%
Bellwood Municipal Housing Corp., Village of Bellwood, Revenue, Series 2024, 6.38%, 12/01/2059 (e)	8,450,000	7,958,561
Chicago Board of Education, GO, Refunding, Series 2016 A, 7.00%, 12/01/2044	26,830,000	26,898,358
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (e)	57,075,000	59,281,828
GO, Series 2018 D, 5.00%, 12/01/2046	7,465,000	6,773,596
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	901,221
GO, Refunding, Series 2022 B, 4.00%, 12/01/2041	12,885,000	10,951,130
GO, Series 2025 A, 5.75%, 12/01/2050	20,000,000	19,860,420
GO, Refunding, Series 2025 B, 6.00%, 12/01/2043 (i)	3,300,000	3,439,965
GO, Refunding, Series 2025 B, 6.00%, 12/01/2044 (i)	6,000,000	6,211,075
GO, Refunding, Series 2025 C, 5.50%, 12/01/2045 (i)	22,000,000	21,521,590
GO, Refunding, Series B, 7.00%, 12/01/2042 (e)	19,750,000	20,524,836
City of Chicago, GO, Series 2019 A, 5.50%, 01/01/2049	1,310,000	1,288,607
GO, BAM Insured, Series 2025 A, 6.00%, 01/01/2046	16,000,000	17,488,058
GO, Series 2025 A, 6.00%, 01/01/2050	37,800,000	39,651,573
GO, Series 2025 C, 6.00%, 01/01/2043	800,000	862,612
GO, Series 2025 F, 6.00%, 01/01/2045	1,755,000	1,872,782
GO, Series 2025 F, 6.00%, 01/01/2050	4,500,000	4,741,605
GO, Series 2025 F, 6.00%, 01/01/2055	6,000,000	6,295,337
City of Galesburg, Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	170,000	134,113
City of Harvey, GO, Refunding, Series 2023 A, 4.50%, 01/01/2054	4,762,000	3,913,333
City of Palos Heights, Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 A, 7.00%, 01/01/2050 (g)	8,790,000	7,749,002
Trinity Christian College Association Obligated Group, Revenue, Refunding, Series 2024 B, 8.50%, 01/01/2032 (g)	1,210,000	1,182,471

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Illinois — 6.5% (continued)
County of Cook, Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	18,000,000	18,124,657
Illinois Finance Authority, AIM Art in Motion, Revenue, Series 2021 A, 5.00%, 07/01/2051 (e)	3,000,000	2,132,761
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	5,320,000	4,763,636
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2051	5,750,000	4,571,463
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (e)	2,360,000	2,407,044
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.13%, 10/01/2050 (e)	1,250,000	1,272,291
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2044	2,175,000	1,893,865
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 4.00%, 09/01/2037	400,000	364,574
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	10,000	10,017
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2040	5,585,000	5,471,161
Illinois Institute of Technology, Revenue, Refunding, Series 2025 A, 5.88%, 09/01/2046 (e)	36,000,000	36,059,778
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	15,000	14,837
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2044 (e)	750,000	741,440
Navy Pier, Inc. Obligated Group, Revenue, Refunding, Series 2024 B, 5.00%, 10/01/2049 (e)	3,700,000	3,591,724
Northwestern Memorial Healthcare Obligated Group, Revenue, Refunding, Series 2021 B, 3.85%, 11/03/2025 (b)(c)	2,400,000	2,400,000
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2036	325,000	326,035
Plymouth Place Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 05/15/2056	1,255,000	1,072,113
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	1,085,000	1,140,032
Roosevelt University, Revenue, Refunding, Series 2018 A, 6.13%, 04/01/2058 (e)	100,000	98,487

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Illinois — 6.5% (continued)
Roosevelt University, Revenue, Refunding, Series 2018 B, 6.00%, 04/01/2038 (e)	1,185,000	1,207,944
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2049 (e)	2,500,000	2,499,832
Roosevelt University, Revenue, Series 2019 A, 6.13%, 04/01/2058 (e)	1,350,000	1,329,572
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2027	485,000	478,659
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2028	670,000	657,672
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2029	1,050,000	1,025,726
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2037	6,000,000	5,372,538
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	2,165,000	2,153,621
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 05/01/2048	4,040,000	3,482,288
Illinois Housing Development Authority, Stonebridge of Gurnee LLC, Revenue, Series A, 5.45%, 01/01/2046 (e)	1,640,000	1,590,785
Stonebridge of Gurnee LLC, Revenue, Series A, 5.60%, 01/01/2056 (e)	1,000,000	957,198
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue, Refunding, Series 2020 A, 5.00%, 06/15/2050 (a)	57,665,000	57,722,146
Sangamon County School District No. 186 Springfield, GO, BAM Insured, Series 2025, 5.50%, 06/01/2060	10,000,000	10,795,429
GO, BAM Insured, Series 2025, 5.00%, 06/01/2062	6,075,000	6,290,134
Schaumburg Cook & DuPage Counties, Tax Allocation, Series 2025, 6.13%, 12/30/2038 (e)	3,700,000	3,712,833

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Illinois — 6.5% (continued)
State of Illinois, GO, Series 2025 F, 5.25%, 09/01/2050 (a)	34,855,000	36,098,157
Upper Illinois River Valley Development Authority, Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2047 (e)	2,000,000	1,812,506
Northern Kane Educational Corp., Revenue, Series 2025 A, 6.00%, 12/01/2055 (e)	2,000,000	2,014,391
Village of Bellwood, Tax Allocation, Series 2024, 5.00%, 12/01/2050	6,750,000	6,772,444
Village of Bridgeview, GO, Refunding, Series 2014 A, 5.13%, 12/01/2044	15,000	13,654
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	100,000	100,005
Village of Lincolnwood, North Lincoln Redevelopment Project Area, COP, Series 2021 A, 4.82%, 01/01/2041 (e)	6,040,000	5,944,915
Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, COP, Series B, 5.75%, 12/01/2043 (e)	1,200,000	1,216,415
Village of Oswego, GO, Series 2025 A, 5.00%, 12/15/2050	1,465,000	1,501,583
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (e)	6,095,000	6,186,470
Village of Romeoville, Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2041	1,190,000	1,061,238
Lewis University, Revenue, Refunding, Series 2018 B, 4.13%, 10/01/2046	6,200,000	5,224,989
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	1,500,000	1,375,880
		524,557,012
Indiana — 2.1%
City of East Chicago, Revenue, Series 2025, 6.50%, 07/15/2044 (e)	7,220,000	7,399,715
City of Valparaiso, Lutheran University Association, Inc. (The), Revenue, Series 2025 A, 6.25%, 10/01/2050 (e)	2,500,000	2,538,446
Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (e)	8,000,000	7,849,376

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Indiana — 2.1% (continued)
Pratt Paper IN LLC, Revenue, AMT, Refunding, Series 2024, 4.88%, 01/01/2044 (e)	2,260,000	2,278,777
Pratt Paper IN LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 01/01/2054 (e)	4,175,000	4,119,682
Indiana Finance Authority, Revenue, Series 2025, 5.25%, 07/01/2055	6,300,000	5,727,760
Revenue, Series 2025, 5.75%, 07/01/2060	9,300,000	9,020,967
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	7,845,000	6,761,826
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2048	7,000,000	6,818,634
BHI Senior Living Obligated Group, Revenue, Series 2018 A, 5.00%, 11/15/2053	2,765,000	2,647,282
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	1,025,000	864,064
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2042	10,000	7,723
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2055 (e)	1,000,000	1,003,587
Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2060 (e)	890,000	888,637
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	750,000	721,401
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	25,000	19,637
PRG — UINDY Properties LLC, Revenue, Series 2025, 5.25%, 07/01/2045	5,200,000	4,919,445
PRG — UINDY Properties LLC, Revenue, Series 2025, 5.63%, 07/01/2050	1,250,000	1,211,299
Retirement Living, Inc. Obligated Group, Revenue, Refunding, Series 2025 A, 5.38%, 03/01/2055	2,700,000	2,713,423
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (e)	1,800,000	1,810,582
Indiana Housing & Community Development Authority, Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.70%, 07/01/2049 (a)	15,760,000	15,998,860

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Indiana — 2.1% (continued)
Revenue, Refunding, GNMA Insured, Series 2024 D-1, 4.75%, 07/01/2054 (a)	28,130,000	28,292,144
Revenue, GNMA Insured, Series 2025 B-1, 5.00%, 07/01/2050 (a)	13,665,000	13,905,152
Revenue, GNMA Insured, Series 2025 B-1, 5.05%, 07/01/2055 (a)	31,450,000	31,908,073
Town of Whiteland, Patch Economic Development Area, Tax Allocation, Series 2022 A, 5.75%, 09/01/2047 (e)	1,125,000	1,095,342
Patch Economic Development Area, Tax Allocation, Series 2024 A, 6.13%, 03/01/2049 (e)	2,725,000	2,747,370
Town of Whitestown, Whitestown Redevelopment Commission, Tax Allocation, Series 2024, 5.50%, 09/01/2049 (e)	2,170,000	2,100,088
		165,369,292
Iowa — 1.0%
Crawford County Memorial Hospital, Inc., Revenue, Series 2024, 5.00%, 06/15/2027	1,515,000	1,523,226
Delaware County Memorial Hospital, Revenue, Series 2025, 5.20%, 12/01/2035	715,000	745,500
Revenue, Series 2025, 5.60%, 12/01/2038	840,000	870,420
Revenue, Series 2025, 5.70%, 12/01/2039	890,000	920,188
Iowa Finance Authority, Revenue, GNMA Insured, Series 2025 C, 5.00%, 07/01/2050	5,020,000	5,111,912
Revenue, GNMA Insured, Series 2025 C, 5.05%, 07/01/2055	10,000,000	10,151,723
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2016 A, 5.00%, 05/15/2047	500,000	477,703
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2043	2,160,000	2,130,870
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	17,790,000	16,910,425
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 4.00%, 05/15/2055	3,750,000	2,929,697
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2019 A-1, 5.00%, 05/15/2055	7,065,000	6,544,478
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2053	8,950,000	7,069,781

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Iowa — 1.0% (continued)
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2044	2,610,000	2,549,767
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 05/15/2049	2,400,000	2,264,808
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 05/15/2059	6,800,000	6,369,790
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.75%, 10/01/2055	1,500,000	1,523,791
Presbyterian Homes Mill Pond Apartment, Inc., Revenue, Series 2025, 5.88%, 10/01/2065	3,150,000	3,194,011
Riserville Holdings, Inc., Revenue, AMT, Series 2021, 5.00%, 12/01/2051 (e)	3,815,000	3,167,787
Iowa Higher Education Loan Authority, Revenue, Series 2025, 5.00%, 10/01/2045	1,470,000	1,443,880
University of Dubuque, Revenue, Series 2025, 6.00%, 10/01/2055	7,000,000	7,386,534
		83,286,291
Kansas — 0.3%
City of Colby, Citizens Medical Center, Inc., Revenue, Series 2024, 5.50%, 07/01/2026	7,000,000	7,004,043
City of Hutchinson, Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2036	1,310,000	1,267,189
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	1,865,000	1,687,977
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 4.63%, 05/15/2041	5,000	4,522
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2047	25,000	21,617
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	420,000	353,793
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.75%, 05/15/2045	1,000,000	973,829

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Kansas — 0.3% (continued)
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.88%, 05/15/2050	1,000,000	950,065
Wyandotte County-Kansas City Unified Government, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (e)	7,500,000	7,770,733
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (e)	1,500,000	1,563,803
Sales Tax, Revenue, Series 2024 A, 5.25%, 03/01/2046 (e)	10,230,000	9,779,910
		31,377,481
Kentucky — 0.1%
City of Campbellsville, Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	965,000	805,750
City of Henderson, Pratt Paper LLC, Revenue, AMT, Series 2022 A, 4.70%, 01/01/2052 (e)	2,000,000	1,890,932
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027	500,000	497,532
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	1,790,000	1,766,325
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2040	1,210,000	1,092,176
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2033	2,270,000	2,226,549
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 05/01/2036	2,715,000	2,585,241
		10,864,505
Louisiana — 1.4%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	250,000	254,808
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039	8,305,000	8,286,526
Capital Area Finance Authority, Revenue, GNMA Insured, Series 2025 B, 5.05%, 10/01/2055 (i)	1,570,000	1,569,334

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Louisiana — 1.4% (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Obligated Group, Revenue, Refunding, Series 2024, 5.25%, 11/15/2053 (e)	1,000,000	938,296
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2029 (e)	815,000	814,935
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (e)	2,900,000	2,710,692
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (e)	11,995,000	9,866,485
Louisiana Public Facilities Authority, Athlos Academy of Jefferson, Revenue, Series 2024 A, 7.38%, 06/01/2054 (e)	5,000,000	5,218,189
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 09/01/2064	46,385,000	48,096,184
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.38%, 06/15/2053 (e)	9,500,000	9,626,420
Lafayette Renaissance Charter Academy, Revenue, Series 2025, 6.50%, 06/15/2059 (e)	9,000,000	9,155,939
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2049 (e)	6,315,000	5,721,707
Lake Charles College Prep, Revenue, Series 2019 A, 5.00%, 06/01/2058 (e)	8,760,000	7,720,769
Parish of St. James, NuStar Logistics LP, Revenue, Series 2010, 6.35%, 07/01/2040 (e)	1,000,000	1,088,256
		111,068,540
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2041	30,000	25,392
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 4.00%, 07/01/2046	25,000	20,098
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	8,000,000	7,497,255
Maine State Housing Authority, Revenue, Series 2024 D, 4.75%, 11/15/2054 (a)	8,750,000	8,786,889

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Maine — 0.6% (continued)
Revenue, Series 2024 F, 4.70%, 11/15/2049 (a)	9,410,000	9,501,453
Revenue, Series 2024 F, 4.75%, 11/15/2054 (a)	8,000,000	8,030,163
Revenue, Series 2025 C, 5.25%, 11/15/2055	15,520,000	16,049,310
		49,910,560
Maryland — 0.9%
City of Baltimore, Poppleton Development District, Tax Allocation, Series A, 5.38%, 06/01/2036	1,000,000	999,155
Poppleton Development District, Tax Allocation, Series A, 5.50%, 06/01/2043	1,450,000	1,416,680
County of Frederick, Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2045 (e)	2,470,000	2,162,504
County of Prince George's, Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	7,000,000	7,014,019
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (e)	3,000,000	3,007,169
Maryland Department of Housing & Community Development, Revenue, Series 2025 B, 5.10%, 07/01/2050	700,000	718,923
Revenue, Series 2025 B, 5.15%, 07/01/2055	995,000	1,030,362
Revenue, Series 2025 B, 5.20%, 07/01/2060	1,715,000	1,775,467
Revenue, Series 2025 B, 5.25%, 07/01/2067	1,735,000	1,792,671
Revenue, Series 2025 C, 5.15%, 07/01/2055	3,065,000	3,169,926
Revenue, Series 2025 C, 5.25%, 07/01/2060	8,305,000	8,624,318
Revenue, Series 2025 C, 5.30%, 07/01/2067	10,590,000	10,996,392
Maryland Economic Development Corp., City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2039	1,965,000	2,088,202
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2044	2,175,000	2,219,117
City of Baltimore, Revenue, Series 2024, 5.00%, 07/01/2056	7,755,000	7,893,487
Maryland Health & Higher Educational Facilities Authority, Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2044	7,210,000	6,882,054

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Maryland — 0.9% (continued)
Prince George's County Revenue Authority, County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (e)	5,000,000	5,000,084
		66,790,530
Massachusetts — 1.5%
Massachusetts Bay Transportation Authority Sales Tax, Revenue, Series 2025 B, 5.00%, 07/01/2055 (a)	10,000,000	10,520,386
Revenue, Series 2025 B, 5.25%, 07/01/2055 (a)	16,000,000	17,211,023
Massachusetts Development Finance Agency, Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2031 (e)	2,680,000	2,703,890
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2041 (e)	1,620,000	1,484,421
Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2051 (e)	5,775,000	4,758,550
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.38%, 07/15/2045 (e)	4,800,000	4,856,717
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 6.50%, 07/15/2060 (e)	36,200,000	36,184,416
CHF Merrimack, Inc., Revenue, Series 2024 A, 5.00%, 07/01/2060 (e)	2,300,000	2,164,917
Lasell University, Revenue, Refunding, Series 2021, 4.00%, 07/01/2045	1,650,000	1,358,505
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2055	4,635,000	4,853,036
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2060	7,975,000	8,281,366
PRG Medford Properties, Inc., Revenue, Series 2025, 5.25%, 06/01/2065	6,540,000	6,781,043
Seven Hills Foundation Obligated Group, Revenue, Refunding, Series 2025, 6.00%, 09/01/2045	1,000,000	1,084,296
Seven Hills Foundation Obligated Group, Revenue, Refunding, Series 2025, 6.00%, 09/01/2055	1,000,000	1,060,819

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Massachusetts — 1.5% (continued)
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2046	4,620,000	3,929,339
Suffolk University, Revenue, Series 2021, 4.00%, 07/01/2051	4,750,000	3,873,568
Massachusetts Educational Financing Authority, Revenue, AMT, Series 2021 C, 3.00%, 07/01/2051	1,545,000	1,066,753
Revenue, AMT, Series 2022 C, 4.13%, 07/01/2052	1,000,000	844,728
Massachusetts Housing Finance Agency, Revenue, Refunding, GNMA Insured, Series 246, 5.05%, 12/01/2050	7,370,000	7,506,959
Revenue, Refunding, GNMA Insured, Series 246, 5.10%, 12/01/2055	1,925,000	1,953,537
		122,478,269
Michigan — 2.0%
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Series 2013 A, 5.25%, 07/01/2039	2,075,000	2,075,662
Hurley Medical Center, Revenue, Refunding, Series 2020, 4.00%, 07/01/2041	460,000	427,800
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 05/15/2042	425,000	423,096
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2032	925,000	701,856
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2034	650,000	469,585
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2041	4,075,000	2,757,038
Albion College, Revenue, Refunding, Series 2022, 4.00%, 12/01/2051	1,895,000	1,148,748
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	877,944
Hanley International Academy, Inc., Revenue, Refunding, Series 2021, 5.00%, 09/01/2040	2,000,000	1,954,789
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2044	1,375,000	1,298,036

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Michigan — 2.0% (continued)
Huron Academy, Revenue, Refunding, Series 2024, 5.00%, 10/01/2054	2,795,000	2,528,351
Michigan State Housing Development Authority, Revenue, Series 2021 A, 2.70%, 10/01/2056	5,010,000	3,291,166
Revenue, Series 2024 D, 4.55%, 06/01/2055 (a)	21,360,000	20,939,876
Revenue, Series 2025 A, 4.95%, 12/01/2050 (a)	8,915,000	8,997,457
Revenue, Series 2025 A, 5.00%, 12/01/2055 (a)	20,540,000	20,723,260
Revenue, Series 2025 A-1, 5.30%, 10/01/2055 (a)	10,180,000	10,507,277
Revenue, Series 2025 A-1, 5.50%, 10/01/2068 (a)	58,255,000	60,988,839
Revenue, Series 2025 C, 5.10%, 06/01/2056 (a)	11,515,000	11,687,268
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	974,600
Tipton Academy, Revenue, Series 2021, 4.00%, 06/01/2051	945,000	686,945
		153,459,593
Minnesota — 0.3%
City of Apple Valley, Orchard Path Phase III Project, Revenue, Series 2025 A, 5.38%, 09/01/2045	475,000	480,195
PHS Apple Valley Senior Housing, Inc., Revenue, Series 2025 A, 5.50%, 09/01/2055	625,000	630,934
PHS Apple Valley Senior Housing, Inc., Revenue, Series 2025 A, 5.63%, 09/01/2065	1,000,000	1,011,204
City of Bethel, Spectrum Building Co., Revenue, Series 2024, 5.00%, 07/01/2059	1,750,000	1,630,122
City of Bethel Housing and Health Care Facilities, Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2044	1,250,000	1,253,825
Second Century Housing & Owatonna Senior Living LLC Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 03/01/2049	1,400,000	1,356,153
City of Cologne, Cologne Academy, Revenue, Series 2014 A, 5.00%, 07/01/2045	3,565,000	3,331,763
City of Marshall, Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.13%, 02/01/2041	675,000	689,169

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Minnesota — 0.3% (continued)
Southwest & West Central Service Cooperatives, Revenue, Series 2024 A, 5.38%, 02/01/2045	725,000	733,734
City of Shakopee, Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.75%, 11/01/2055	2,350,000	2,349,221
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.88%, 11/01/2065	3,000,000	3,021,384
City of St Bonifacius, Augustana Chapel View Homes, Inc., Revenue, Series 2025, 6.50%, 06/01/2060	10,000,000	10,111,059
Dakota County Community Development Agency, Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	2,700,000	2,124,857
Minnesota Health & Education Facilities Authority, Augsburg University, Revenue, Series 2016 A, 5.00%, 05/01/2046	1,790,000	1,228,448
		29,952,068
Mississippi — 0.5%
County of Tunica, Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,560,000	4,706,277
County of Washington, Delta Regional Medical Center, Revenue, Refunding, Series 2019, 4.25%, 02/01/2036	4,180,000	3,670,149
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue, Series 2010 G, 3.90%, 11/03/2025 (b)(c)	1,855,000	1,855,000
Mississippi Power Co., Revenue, AMT, Series 1999, 4.10%, 11/03/2025 (b)(c)	1,000,000	1,000,000
Mississippi Development Bank, City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	240,000	189,386
Mississippi Home Corp., Revenue, GNMA Insured, Series 2025 A, 4.80%, 12/01/2045 (a)	10,000,000	10,132,620
Revenue, GNMA Insured, Series 2025 A, 4.90%, 12/01/2050 (a)	15,000,000	15,078,958
Natchez-Adams School District, GO, Series 2020, 1.75%, 03/01/2036	510,000	351,042
Revenue, Series 2020, 2.38%, 02/01/2037	1,145,000	851,014
GO, Series 2020, 1.75%, 03/01/2037	520,000	342,857
First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Mississippi — 0.5% (continued)
Revenue, Series 2020, 2.50%, 02/01/2039	15,000	10,600
Revenue, Series 2020, 2.50%, 02/01/2040	10,000	6,766
		38,194,669
Missouri — 1.3%
Bear Creek Community Improvement District, Revenue, Refunding, Series 2025, 6.25%, 05/01/2045	2,500,000	2,577,292
Cape Girardeau County Industrial Development Authority, West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.50%, 05/01/2044 (e)	3,570,000	3,427,434
West Park Mall Redevelopment Area, Tax Allocation, Series 2024, 5.75%, 05/01/2054 (e)	10,000,000	9,448,862
Citizens Memorial Hospital District, Revenue, Series 2024 D, 6.75%, 02/01/2053	1,375,000	1,364,511
Grindstone Plaza Transportation Development District, Revenue, Series 2006 A, 5.40%, 10/01/2026	30,000	30,029
Revenue, Series 2006 A, 5.50%, 10/01/2031	2,280,000	2,282,570
Revenue, Series 2006 A, 5.55%, 10/01/2036	1,840,000	1,841,522
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue, Series 2025 A, 5.00%, 06/15/2040	1,500,000	1,537,709
Maryville University of St. Louis, Revenue, Series 2025 A, 5.50%, 06/15/2047	2,880,000	2,922,267
SSM Health Care Obligated Group, Revenue, Series 2018 F, 3.90%, 11/03/2025 (b)(c)	2,875,000	2,875,000
Industrial Development Authority of the City of St. Louis Missouri (The), Revenue, Refunding, Series 2024 A, 4.88%, 06/15/2034	450,000	459,937
Revenue, Refunding, Series 2024 A, 5.75%, 06/15/2054	7,200,000	7,296,588
Kansas City Industrial Development Authority, City of Kansas City Historic Northeast Redevelopment Area, Revenue, Series 2024 A-1, 5.00%, 06/01/2054 (e)	3,000,000	2,832,917
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2036 (e)	1,000,000	995,760

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Missouri — 1.3% (continued)
Ward Parkway Center Community Improvement District, Revenue, Refunding, Series 2016 A, 5.00%, 04/01/2046 (e)	3,515,000	3,192,505
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 08/15/2042	15,000	14,381
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 08/15/2044	540,000	544,046
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.63%, 08/15/2054	1,940,000	1,953,806
John Knox Village Obligated Group, Revenue, Refunding, Series 2024 A, 5.75%, 08/15/2059	1,835,000	1,850,898
Missouri Housing Development Commission, Revenue, GNMA Insured, Series 2025 C, 4.85%, 11/01/2045 (a)	13,955,000	14,173,855
Revenue, GNMA Insured, Series 2025 C, 4.95%, 11/01/2050 (a)	10,955,000	11,051,280
Revenue, GNMA Insured, Series 2025 C, 5.00%, 11/01/2055 (a)	8,710,000	8,781,117
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project — RPA 1, Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	850,922
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Revenue, Series 2012, 5.00%, 09/01/2042	30,000	29,856
Friendship Village St Louis Obligated Group, Revenue, Series 2018 A, 5.25%, 09/01/2053	10,070,000	9,937,382
St. Charles County Industrial Development Authority, Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 4.25%, 10/01/2034 (e)	1,240,000	1,137,247
Economic Development Council of St. Charles County Suemandy/Mid-Rivers Sales Tax, Revenue, Series 2016, 5.00%, 10/01/2046 (e)	3,775,000	3,207,816
		96,617,509
Montana — 0.1%
City of Kalispell, Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2017 A, 5.25%, 05/15/2047	95,000	88,496

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Montana — 0.1% (continued)
Immanuel Living at Buffalo Hill Obligated Group, Revenue, Refunding, Series 2025 A, 6.00%, 05/15/2060	3,000,000	3,062,712
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2040	490,000	421,645
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2044	1,580,000	1,254,534
Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	2,305,000	1,714,760
		6,542,147
Nebraska — 0.8%
Nebraska Investment Finance Authority, Revenue, GNMA Insured, Series 2024 G, 4.55%, 09/01/2044 (a)	4,470,000	4,535,207
Revenue, GNMA Insured, Series 2024 G, 4.70%, 09/01/2051 (a)	9,690,000	9,714,740
Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2045 (a)	4,900,000	5,062,315
Revenue, GNMA Insured, Series 2025 C, 5.13%, 09/01/2050 (a)	15,000,000	15,436,764
Revenue, GNMA Insured, Series 2025 C, 5.20%, 09/01/2055 (a)	28,145,000	28,909,820
		63,658,846
Nevada — 2.1%
City of Las Vegas, Special Improvement District No. 613, Special Assessment, Series 2024, 5.25%, 12/01/2047	550,000	550,969
Special Improvement District No. 613, Special Assessment, Series 2024, 5.50%, 12/01/2053	600,000	608,583
Special Improvement District No. 818, Special Assessment, Series 2024, 5.00%, 12/01/2054	1,200,000	1,171,451
Special Improvement District No. 819, Special Assessment, Series 2025, 5.25%, 06/01/2045	325,000	323,929
Special Improvement District No. 819, Special Assessment, Series 2025, 5.50%, 06/01/2055	1,000,000	1,001,166

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Nevada — 2.1% (continued)
City of Reno, 2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.13%, 06/01/2047 (e)	140,000	138,677
2024 Special Assessment District No. 1, Special Assessment, Series 2025, 5.25%, 06/01/2054 (e)	1,225,000	1,211,769
City of Sparks, Special Improvement District No. 1, Special Assessment, Series 2024, 5.13%, 06/01/2054	500,000	494,895
Nevada Housing Division, Revenue, Senior Lien, Refunding, GNMA Insured, Series 2025 A, 4.75%, 10/01/2055	4,340,000	4,331,335
State of Nevada Department of Business & Industry, Desertxpress Enterprises LLC, Revenue, AMT, Series 2025 A, 9.50%, 01/01/2033 (b)(e)(f)(g)	199,660,000	159,728,000
		169,560,774
New Hampshire — 2.1%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.63%, 02/01/2030 (e)	5,000,000	5,006,586
Revenue, Series 2024, 5.38%, 12/01/2031 (e)	4,800,000	4,812,911
Revenue, Series 2024, 5.88%, 12/15/2032 (e)	13,474,000	13,485,694
Revenue, Series 2024, 0.00%, 12/01/2034 (e)(h)	6,000,000	3,364,981
Revenue, Series 2024, 5.25%, 12/01/2035 (e)	17,200,000	17,203,084
Revenue, Series 2024, 5.38%, 12/15/2035 (e)	36,300,000	36,323,047
Revenue, Series 2025, 0.00%, 12/01/2031 (e)(h)	5,000,000	3,496,855
Revenue, Series 2025, 0.00%, 12/15/2032 (e)(h)	26,662,000	16,764,631
Revenue, Series 2025 A, 0.00%, 02/01/2035 (e)(h)	7,900,000	4,391,520
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041 (e)	3,765,000	3,449,904
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2051 (e)	6,445,000	5,310,624
Ascentria Care Alliance Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2056 (e)	5,725,000	4,619,817
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (e)	7,728,000	7,753,191
Brazoria-Fort Bend County Municipal Utility District No. 3, Revenue, Series 2024, 4.88%, 12/01/2033 (e)	3,500,000	3,500,359

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New Hampshire — 2.1% (continued)
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2043	200,000	206,025
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.38%, 04/01/2049	295,000	296,278
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.50%, 04/01/2054	275,000	277,112
Pennichuck Water Works, Inc., Revenue, AMT, Series 2024 A, 5.63%, 04/01/2059	350,000	354,661
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.63%, 04/01/2045	250,000	257,772
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2050	500,000	513,111
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.75%, 04/01/2055	1,410,000	1,443,199
Pennichuck Water Works, Inc., Revenue, AMT, Series 2025 A, 5.88%, 04/01/2060	1,250,000	1,284,597
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 C, 4.88%, 11/01/2042 (e)	3,805,000	3,420,505
Reworld Holding Corp., Revenue, Refunding, Series 2020 A, 3.63%, 07/02/2040 (b)(e)(f)	250,000	208,403
Reworld Holding Corp., Revenue, AMT, Refunding, Series 2020 B, 3.75%, 07/02/2040 (b)(e)(f)	5,600,000	4,641,763
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (e)(h)	10,000,000	6,792,014
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (e)(h)	4,983,000	3,361,100
New Hampshire Health and Education Facilities Authority, Catholic Medical Center Obligated Group, Revenue, Pre-Refunded, Series 2017, 3.50%, 07/01/2034	20,000	20,213
New Hampshire Health and Education Facilities Authority Act, Rivier University, Revenue, Refunding, Series 2024, 5.00%, 02/01/2049	10,000,000	10,030,576
		162,590,533
New Jersey — 1.1%
New Jersey Economic Development Authority, Advanced Schools, Inc., Revenue, Series 2025, 5.13%, 11/01/2055	850,000	830,501
Advanced Schools, Inc., Revenue, Series 2025, 5.25%, 11/01/2060	750,000	732,015

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New Jersey — 1.1% (continued)
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.38%, 01/01/2035 (e)	13,750,000	14,281,737
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (e)	26,550,000	27,597,374
LEAP Academy University Charter School, Inc., Revenue, Series 2014 A, 6.20%, 10/01/2044 (e)	100,000	100,040
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, Refunding, Series 2018, 5.00%, 01/01/2049	2,400,000	2,212,135
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037 (e)	1,120,000	1,127,455
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	400,000	400,002
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.63%, 07/01/2034	65,000	53,334
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2036	405,000	357,619
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 4.00%, 07/01/2042	140,000	100,928
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	5,860,000	4,535,373
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue, Series 2025 AA, 5.00%, 06/15/2055 (a)	35,445,000	36,732,793
		89,061,306
New Mexico — 0.1%
Aspire Public Improvement District, Special Tax, Series 2024, 5.05%, 10/01/2044	500,000	487,823
Special Tax, Series 2024, 5.30%, 10/01/2053	810,000	784,655
Lower Petroglyphs Public Improvement District, Special Tax, Refunding, Series 2018, 5.00%, 10/01/2048	1,150,000	1,122,934
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2039	2,000,000	1,974,523

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New Mexico — 0.1% (continued)
Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2049	1,500,000	1,337,678
New Mexico Mortgage Finance Authority, Revenue, GNMA Insured, Series 2025 C, 5.05%, 09/01/2050	2,340,000	2,385,730
Revenue, GNMA Insured, Series 2025 C, 5.10%, 09/01/2055	3,000,000	3,045,916
Tierra Del Oro Public Improvement District, Special Tax, Series 2025, 5.75%, 10/01/2054	1,570,000	1,586,479
		12,725,738
New York — 7.2%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2037	1,525,000	1,437,633
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2042	1,925,000	1,706,224
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2052	6,185,000	5,040,192
Buffalo Sewer Authority, Revenue, Series 2021, 1.75%, 06/15/2049 (f)	3,030,000	2,230,933
Build NYC Resource Corp., Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (e)	3,245,000	3,202,690
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2044 (e)	725,000	698,578
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2049 (e)	1,260,000	1,177,518
Bay Ridge Preparatory School, Revenue, Series 2024, 5.00%, 09/01/2059 (e)	5,375,000	4,884,749
Shefa School, Revenue, Series 2021 A, 5.00%, 06/15/2051 (e)	6,565,000	6,162,436
Chautauqua Tobacco Asset Securitization Corp., Revenue, Refunding, Series 2014, 5.00%, 06/01/2048	5,300,000	4,139,676
City of New York, GO, Series 2021-3, 3.90%, 11/03/2025 (b)(c)	4,910,000	4,910,000
GO, Series 2026 D, 5.25%, 10/01/2055	10,000,000	10,649,288
Hempstead Town Local Development Corp., Evergreen Charter School, Inc., Revenue, Series 2022 A, 5.25%, 06/15/2052	7,000,000	6,830,774

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New York — 7.2% (continued)
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2042	5,000	4,104
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	3,460,000	2,628,625
Monroe County Industrial Development Corp., St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	680,000	665,563
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2040	14,850,000	14,433,333
St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 01/01/2050	6,515,000	5,626,676
New York City Housing Development Corp., Revenue, FHLMC Insured, Series 2025 A, 5.20%, 02/01/2055 (a)	30,000,000	30,789,478
Revenue, Series 2025 A-1, 4.80%, 11/01/2055 (a)	15,885,000	15,963,321
Revenue, Series 2025 A-1, 4.85%, 11/01/2060 (a)	2,000,000	2,010,170
Revenue, Series 2025 B-1, 5.05%, 11/01/2045	420,000	439,078
Revenue, Series 2025 B-1, 5.20%, 11/01/2050	450,000	465,040
Revenue, Series 2025 B-1, 5.25%, 11/01/2055	750,000	777,397
Revenue, Series 2025 B-1, 5.30%, 11/01/2060	1,235,000	1,291,927
Revenue, Series 2025 B-1, 5.35%, 11/01/2064	1,065,000	1,110,574
Revenue, FHLMC Insured, Series 2025 C, 4.95%, 02/01/2055	8,605,000	8,552,572
Revenue, Series 2025 C-1, 5.13%, 11/01/2055	7,000,000	7,210,599
Revenue, Series 2025 C-1, 5.20%, 11/01/2060	5,000,000	5,157,552
Revenue, Series 2025 C-1, 5.25%, 05/01/2065	10,120,000	10,438,332
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue, Refunding, Series 2022 DD, 3.90%, 11/03/2025 (b)(c)	4,800,000	4,800,000
New York City Transitional Finance Authority Future Tax Secured, Revenue, Series 2026 B, 5.25%, 05/01/2055	25,000,000	26,678,675
New York Counties Tobacco Trust IV, Revenue, Series 2005 A, 5.00%, 06/01/2045	26,365,000	20,597,216

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New York — 7.2% (continued)
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (e)	2,000,000	2,000,368
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (e)	2,000,000	2,001,432
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (e)	1,000,000	1,009,532
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (e)	1,100,000	1,109,148
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2037 (e)	1,000,000	969,210
Pace University, Revenue, Series 2024 A, 5.50%, 05/01/2056	4,525,000	4,677,924
St. Joseph's College, Revenue, Series 2021, 5.00%, 07/01/2051	1,750,000	1,529,010
New York State Housing Finance Agency, Revenue, Series 2025 A1, 4.90%, 11/01/2068	2,175,000	2,177,213
Revenue, Series 2025 D-1, 4.90%, 11/01/2055 (a)	7,590,000	7,596,655
Revenue, Series 2025 D-1, 4.95%, 11/01/2060 (a)	17,955,000	17,993,414
Revenue, Series 2025 D-1, 5.00%, 05/01/2069 (a)	1,800,000	1,812,290
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue, AMT, Refunding, AG Insured, Series 2024 A, 5.25%, 12/31/2054	49,505,000	50,974,670
JFK Millennium Partners LLC, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 12/31/2060	54,330,000	55,486,534
JFK Millennium Partners LLC, Revenue, AMT, Refunding, AG Insured, Series 2024 B, 0.00%, 12/31/2054 (j)	16,050,000	10,428,447
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2054	27,500,000	28,111,432
JFK NTO LLC, Revenue, AMT, Series 2024, 5.50%, 06/30/2060	9,150,000	9,341,882
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.25%, 01/01/2050	4,675,000	4,674,918

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New York — 7.2% (continued)
Niagara Area Development Corp., Reworld Holding Corp., Revenue, AMT, Refunding, Series 2018 A, 4.75%, 11/01/2042 (e)	3,195,000	2,829,407
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (e)	5,500,000	5,920,839
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	1,500,000	1,334,108
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	15,355,000	13,472,610
Rockland County Economic Assistance Corp., Bon Secours Health System, Inc. Obligated Group, Revenue, Series 2025, 7.50%, 11/01/2055	735,000	793,823
Suffolk Regional Off-Track Betting Corp., Revenue, Series 2024, 5.75%, 12/01/2044	18,000,000	18,293,965
Revenue, Series 2024, 6.00%, 12/01/2053	21,200,000	21,507,292
Ulster County Capital Resource Corp., Woodland Pond, Inc. Obligated Group, Revenue, Series 2025, 5.88%, 09/15/2059 (e)(i)	4,750,000	4,696,392
Westchester County Industrial Development Agency, Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (e)	4,000,000	4,164,776
Westchester County Local Development Corp., Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.00%, 07/01/2040	1,000,000	903,653
Bethel Methodist Home (The), Revenue, Refunding, Series 2020 A, 5.13%, 07/01/2055	5,630,000	4,463,923
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2056 (e)	4,410,000	3,569,842
Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2056 (e)	3,000,000	2,641,266
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 11/01/2046	200,000	182,923
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 7.25%, 11/01/2045	15,000,000	16,207,548

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New York — 7.2% (continued)
Westchester County Healthcare Corp., Revenue, AG Insured, Series 2025, 6.50%, 11/01/2055	5,500,000	6,243,135
Westchester County Healthcare Corp., Revenue, Series 2025, 7.50%, 11/01/2055	18,765,000	20,266,799
Western Regional Off-Track Betting Corp., Revenue, Refunding, Series 2021, 4.13%, 12/01/2041 (e)	1,000,000	905,286
		543,002,589
North Carolina — 0.1%
North Carolina Capital Facilities Finance Agency, Meredith College, Revenue, Refunding, Series 2018, 5.00%, 06/01/2038	3,095,000	3,025,444
North Carolina Medical Care Commission, Lutheran Retirement Ministries of Alamance County Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2044	2,005,000	2,012,090
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2044	1,380,000	1,411,223
Penick Village Obligated Group, Revenue, Series 2024 A, 5.50%, 09/01/2054	3,630,000	3,613,716
Presbyterian Home at Charlotte, Inc. (The), Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2049	600,000	563,558
		10,626,031
North Dakota — 0.1%
City of Horace, GO, Special Assessment, Refunding, Series 2024 A, 5.38%, 05/01/2050	800,000	821,510
GO, Special Assessment, Refunding, Series 2024 C, 4.75%, 05/01/2044	1,100,000	1,093,665
GO, Special Assessment, Refunding, Series 2024 C, 5.00%, 05/01/2050	1,500,000	1,500,803
City of Mayville, GO, Special Assessment, Refunding, Series 2024, 5.00%, 05/01/2044	2,825,000	2,773,792
County of Ward, Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2043	2,800,000	2,730,107
		8,919,877

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Lien, Refunding, Series 2020 B-2, Class 2, 5.00%, 06/01/2055	200,000	167,608
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (h)	308,700,000	29,170,607
City of Brecksville, Valor Acres TIF Area, Tax Allocation, Series 2022, 5.63%, 12/01/2053 (e)	3,880,000	3,781,632
City of Norwood, Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2041	1,000,000	1,016,737
Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	1,290,000	1,304,818
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2053	11,485,000	11,498,266
Columbus-Franklin County Finance Authority, Revenue, Series 2019 A-1, 5.00%, 12/01/2051	5,000,000	4,971,860
County of Cuyahoga, Eliza Jennings Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 05/15/2032	2,050,000	2,060,693
MetroHealth System (The), Revenue, Refunding, Series 2017, 5.25%, 02/15/2047	1,085,000	1,082,462
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	9,615,000	9,615,307
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.00%, 06/15/2043	4,345,000	3,808,196
County of Hamilton, Life Enriching Communities Obligated Group, Revenue, Refunding, Series 2025, 5.50%, 01/01/2055	3,250,000	3,286,094
TriHealth Obligated Group, Revenue, Refunding, Series 2021 B, 4.00%, 11/03/2025 (b)(c)	5,000,000	5,000,000
UC Health Obligated Group, Revenue, Series 2020, 4.00%, 09/15/2050	3,175,000	2,645,651
UC Health Obligated Group, Revenue, Series 2020, 5.00%, 09/15/2050	7,000,000	6,899,252
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	145,000	143,973

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Ohio — 3.9% (continued)
Ohio Northern University, Revenue, Refunding, Series 2020, 5.00%, 05/01/2030	1,000,000	994,499
Ohio Northern University, Revenue, Refunding, Series 2020, 5.25%, 05/01/2040	2,425,000	2,282,708
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	4,000,000	3,568,297
County of Lucas, Promedica Healthcare Obligated Group, Revenue, Series 2015 B, 4.00%, 11/15/2045	2,460,000	2,131,575
County of Muskingum, Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2048	4,000,000	3,796,980
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.63%, 12/01/2042	100,000	106,116
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	17,760,000	18,400,309
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2054	1,000,000	998,936
Dayton Regional STEM Schools, Inc., Revenue, Series 2024, 5.00%, 12/01/2060	1,000,000	990,703
Springfield AAL LLC, Revenue, Series 2025 A, 6.63%, 01/01/2045 (e)	6,500,000	6,761,267
Delaware County Finance Authority, Revenue, Series 2025 C-2, 6.25%, 12/01/2043	1,645,000	1,721,211
Common Bond Fund, Revenue, Series 2024 B, 5.38%, 12/01/2038	3,675,000	3,755,219
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Revenue, AMT, Series 2021, 3.50%, 12/01/2051 (e)	3,000,000	2,352,702
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue, Series 2022, 5.25%, 01/01/2052	250,000	251,370
Ohio Housing Finance Agency, Revenue, GNMA Insured, Series 2024 C, 4.50%, 09/01/2044 (a)	28,730,000	29,075,417
Revenue, GNMA Insured, Series 2024 C, 4.70%, 09/01/2054 (a)	15,925,000	15,931,137
Revenue, Refunding, GNMA Insured, Series 2025 A, 4.65%, 09/01/2050 (a)	26,900,000	26,791,811

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Ohio — 3.9% (continued)
Revenue, GNMA Insured, Series 2025 A, 4.70%, 09/01/2055 (a)	23,205,000	23,008,010
Amherst AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (e)	4,210,000	4,308,951
Ashford at the Enclave LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (e)	5,460,000	5,590,923
Bedford Heights AAL LP, Revenue, Series 2025, 6.38%, 01/01/2045 (e)	3,370,000	3,476,929
Canton AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (e)	3,570,000	3,653,909
Cuyahoga Falls AAL LP, Revenue, Series 2025 A, 6.25%, 01/01/2045 (e)	4,340,000	4,442,007
Green Oaks of Canal Winchester LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	5,660,000	5,715,496
Green Oaks of Holland LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	6,355,000	6,417,310
Havens Edge Apartments LLC, Revenue, Series 2025 A, 5.70%, 08/01/2043 (e)	3,500,000	3,622,009
Mansfield AAL LP, Revenue, Series 2024, 6.00%, 01/01/2045 (e)	4,480,000	4,483,535
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.13%, 12/01/2055	3,250,000	3,165,926
Vivera Northbrook LLC, Revenue, Series 2025 A, 6.50%, 01/01/2045 (e)	4,500,000	4,653,598
Southeastern Ohio Port Authority, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2035	1,750,000	1,663,526
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 12/01/2043	6,695,000	5,790,392
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	6,525,000	5,993,524
Summit County Development Finance Authority, UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	836,183
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,460,809
UAkronPark, Inc., Revenue, Series 2023, 6.00%, 12/01/2058	3,000,000	3,177,673

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Ohio — 3.9% (continued)
Toledo-Lucas County Port Authority, ParkUToledo, Inc., Revenue, Series 2021, 4.00%, 01/01/2046	1,000,000	875,879
Warren County Port Authority, Ohio Communities Accelerator Fund, Revenue, Series 2018 G-1, 5.13%, 12/01/2038	400,000	401,127
Ohio Communities Accelerator Fund, Revenue, Series 2024 A, 6.70%, 12/01/2056	605,000	662,294
		299,763,423
Oklahoma — 0.5%
Commerce Development Authority, City of Commerce, Revenue, Series 2025, 5.75%, 01/01/2045	370,000	370,038
City of Commerce, Revenue, Series 2025, 6.00%, 01/01/2055	1,720,000	1,724,586
Norman Regional Hospital Authority, Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	920,000	632,963
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	195,000	135,321
Obligated Group, Revenue, Series 2019, 4.00%, 09/01/2045	800,000	550,065
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.00%, 06/15/2044 (e)	1,800,000	1,753,121
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.25%, 06/15/2054 (e)	3,200,000	3,099,545
Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 6.50%, 06/15/2064 (e)	11,650,000	11,525,845
Oklahoma Development Finance Authority, OU Medicine Obligated Group, Revenue, Series 2018 B, 5.25%, 08/15/2043	35,000	35,241
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.25%, 08/15/2048	1,000,000	1,001,348
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2052	5,000,000	5,019,524
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	3,100,000	3,105,777

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Oklahoma — 0.5% (continued)
Tulsa Authority for Economic Opportunity, Increment District No. 15, Tax Allocation, Series 2025, 5.50%, 12/01/2035 (e)	1,445,000	1,491,032
Increment District No. 15, Tax Allocation, Series 2025, 6.75%, 12/01/2045 (e)	4,720,000	4,930,784
Increment District No. 8, Tax Allocation, Series 2021, 4.38%, 12/01/2041 (e)	1,980,000	1,840,133
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue, AMT, Refunding, Series 2025, 6.25%, 12/01/2040	10,000,000	11,214,525
Wagoner County Development Authority, Revenue, Series 2025, 6.50%, 05/01/2035	2,265,000	2,317,997
		50,747,845
Oregon — 1.2%
City of Redmond, GO, AMT, Series 2025 A, 5.50%, 06/01/2052 (a)	10,500,000	11,188,564
Oregon State Facilities Authority, ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.00%, 03/01/2045 (e)	4,000,000	4,000,760
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 7.25%, 03/01/2060 (e)	12,500,000	12,501,750
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 7.00%, 03/01/2045 (e)	2,000,000	2,000,380
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 7.25%, 03/01/2060 (e)	7,000,000	7,000,980
Portland Village School, Revenue, Series 2024 A, 6.75%, 12/15/2054 (e)	4,000,000	3,759,759
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.50%, 12/01/2054	2,250,000	2,228,367
Willamette University, Revenue, Refunding, Series 2016 B, 3.00%, 10/01/2045	190,000	135,088
Willamette University, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2051	850,000	696,594
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2020 A, 5.13%, 07/01/2055	1,000,000	915,566

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Oregon — 1.2% (continued)
Port of Portland, Airport, Revenue, AMT, Series 28, 5.00%, 07/01/2052 (a)	23,305,000	23,654,229
State of Oregon Housing & Community Services Department, Revenue, GNMA Insured, Series 2025 A, 5.05%, 07/01/2050	6,370,000	6,490,497
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	1,300,000	1,156,639
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2051	1,005,000	865,998
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2046	3,040,000	2,704,757
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2051	1,650,000	1,421,788
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 11/15/2056	1,990,000	1,683,736
		82,405,452
Pennsylvania — 6.0%
Allentown Commercial and Industrial Development Authority, Lincoln Leadership Academy Charter School, Revenue, Series 2023, 6.00%, 06/15/2053	1,900,000	1,956,604
Allentown Neighborhood Improvement Zone Development Authority, Revenue, Series 2025, 6.00%, 05/01/2042 (e)	2,850,000	3,070,101
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2042 (e)	5,725,000	5,728,972
Total Waterfront, Revenue, Series 2024 B, 6.00%, 05/01/2042 (e)	12,440,000	12,571,983
Beaver County Industrial Development Authority, Energy Harbor Generation LLC, Revenue, Refunding, Series B, 3.75%, 10/01/2047	4,855,000	4,082,724
Berks County Industrial Development Authority, Revenue, Refunding, Series 2024 D, 8.00%, 04/01/2029 (b)(e)(f)	3,440,000	2,973,628
Heritage Campus Green Hills Obligated Group, Revenue, Senior Lien, Refunding, Series 2024 C, 5.00%, 04/01/2029 (b)(e)(f)	2,786,000	2,504,162

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 6.0% (continued)
Tower Health Obligated Group, Revenue, Refunding, Series 2017, 4.00%, 11/01/2047	200,000	126,382
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	56,447,000	51,122,823
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (j)	50,146,000	34,494,681
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2036	1,250,000	1,314,836
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2037	2,650,000	2,771,724
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2038	1,725,000	1,794,616
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2040	3,000,000	3,080,413
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2046	9,920,000	8,729,098
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2051	5,480,000	4,641,050
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2054	9,220,000	8,995,916
Grand View Hospital/Sellersville PA Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2041	1,225,000	1,249,492
Butler County Hospital Authority, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,430,000	4,429,852
Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2039	3,710,000	3,528,574
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2043	345,000	278,519
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2043	3,850,000	3,644,983

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 6.0% (continued)
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	205,000	153,498
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2048	1,380,000	1,230,982
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2045	335,000	260,427
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 4.00%, 07/15/2050	7,020,000	5,213,663
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	150,000	150,849
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 3.00%, 07/15/2046	265,000	173,178
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 07/15/2051	2,095,000	1,519,620
Glendale Valley Municipal Authority, Revenue, Refunding, Series 2018, 4.75%, 12/01/2039	400,000	356,732
Huntingdon County General Authority, Juniata College, Revenue, Refunding, Series 2021 TT-3, 5.00%, 10/01/2051	4,500,000	4,198,691
Lancaster Municipal Authority, Luthercare Obligated Group, Revenue, Refunding, Series 2025 A, 5.00%, 12/01/2055	1,370,000	1,330,076
Lehigh County Industrial Development Authority, Seven Generations Charter School, Revenue, Series 2021 A, 4.00%, 05/01/2041	1,775,000	1,525,017
Monroe County Industrial Development Authority, Tobyhanna Township TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2031	2,500,000	2,575,983
Northampton County General Purpose Authority, St Luke's Hospital Obligated Group, Revenue, Series 2024 B, 4.00%, 11/03/2025 (b)(c)	1,000,000	1,000,000
Northeastern Pennsylvania Hospital and Education Authority, King's College, Revenue, Series 2019, 3.25%, 05/01/2035	150,000	134,965

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 6.0% (continued)
King's College, Revenue, Series 2019, 3.38%, 05/01/2037	340,000	300,151
King's College, Revenue, Series 2019, 5.00%, 05/01/2044	820,000	784,805
King's College, Revenue, Series 2019, 5.00%, 05/01/2049	2,265,000	2,104,453
Pennsylvania Economic Development Financing Authority, Commonwealth of Pennsylvania Motor License Fund, Revenue, AMT, Series 2022, 5.25%, 06/30/2053	2,000,000	2,025,774
Noble Environmental, Inc., Revenue, AMT, Series 2025, 6.88%, 09/01/2047 (e)	16,500,000	17,167,161
Reworld Holding Corp., Revenue, AMT, Series 2019 A, 3.25%, 08/01/2039 (e)	3,000,000	2,419,209
Pennsylvania Higher Education Assistance Agency, Revenue, AMT, Series 2020 B, 3.00%, 06/01/2047	835,000	595,971
Pennsylvania Higher Educational Facilities Authority, Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AG Insured, Series 2007 A, (3-month SOFR + 0.65%), 3.50%, 07/01/2039 (k)	500,000	462,744
Widener University, Revenue, Refunding, Series 2014, 5.00%, 07/15/2038	1,810,000	1,810,011
Pennsylvania Housing Finance Agency, Revenue, Series 2023 143 A, 5.38%, 10/01/2046 (a)	15,440,000	16,176,170
Revenue, Series 2023-143 A, 5.45%, 04/01/2051 (a)	19,280,000	20,209,257
Revenue, Series 2025 148 A, 4.75%, 10/01/2050 (a)	30,020,000	30,298,941
Revenue, Series 2025 148 A, 4.80%, 10/01/2055 (a)	36,000,000	36,207,679
Revenue, Series 2025-149 A, 5.15%, 10/01/2050 (a)	32,845,000	33,456,185
Revenue, Refunding, Series 2025-150 A, 5.15%, 10/01/2045	20,000,000	20,489,442
Revenue, Refunding, Series 2025-150 A, 5.20%, 10/01/2050	30,445,000	31,367,946
Revenue, Refunding, Series 2025-150 A, 5.25%, 10/01/2052 (a)	19,000,000	19,634,299
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue, Refunding, Series 2020, 5.00%, 06/15/2050 (e)	3,700,000	3,408,531

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 6.0% (continued)
Quakertown General Authority, Special Assessment, Series 2025, 6.50%, 03/01/2055 (e)	6,000,000	6,176,300
Scranton-Lackawanna Health and Welfare Authority, Marywood University, Revenue, Refunding, Series 2016, 5.00%, 06/01/2036	400,000	376,149
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR + 0.83%), 3.83%, 11/15/2034 (k)	1,965,000	1,933,153
Westmoreland County Industrial Development Authority, Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2041	7,980,000	6,695,148
Redstone Presbyterian Seniorcare Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 05/15/2047	6,230,000	4,703,101
Wilkins Area Industrial Development Authority, Jewish Association on Aging, Revenue, Series 2025 A, 7.00%, 04/01/2060 (e)	13,000,000	13,121,566
		454,838,960
Puerto Rico — 0.3%
Children's Trust Fund, Revenue, Series 2002, 5.63%, 05/15/2043	295,000	299,857
Revenue, Series 2008 B, 0.00%, 05/15/2057 (h)	72,305,000	2,166,923
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-1, 6.75%, 01/01/2045	8,000,000	9,067,653
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-2, 6.75%, 01/01/2045	6,750,000	7,625,349
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2041	5,510,000	6,279,156
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.50%, 01/01/2042	1,765,000	1,993,347
San Juan Cruise Port LLC, Revenue, AMT, Series 2023 A-3, 6.75%, 01/01/2046	250,000	280,650
		27,712,935
Rhode Island — 0.9%
Rhode Island Housing & Mortgage Finance Corp., Revenue, FHA Insured, Series 2024 1-C, 4.75%, 10/01/2059	900,000	900,146

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Rhode Island — 0.9% (continued)
Revenue, FHA Insured, Series 2024 1-C, 4.80%, 04/01/2066	1,935,000	1,964,250
Revenue, GNMA Insured, Series 83-A, 4.90%, 10/01/2054 (a)	16,760,000	17,032,796
Revenue, Refunding, GNMA Insured, Series 85-A, 4.65%, 10/01/2050 (a)	9,250,000	9,198,262
Revenue, GNMA Insured, Series 86-A, 5.20%, 10/01/2050	5,000,000	5,180,098
Revenue, GNMA Insured, Series 86-A, 5.25%, 10/01/2055	10,000,000	10,291,326
Tobacco Settlement Financing Corp., Revenue, Series 2007 A, 0.00%, 06/01/2052 (h)	187,765,000	27,147,270
		71,714,148
South Carolina — 0.5%
County of Lancaster, Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.00%, 06/01/2045 (e)	1,000,000	1,031,458
Roselyn Residential Improvement District, Special Assessment, Series 2025, 6.20%, 06/01/2055 (e)	1,500,000	1,547,122
South Carolina Jobs-Economic Development Authority, Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.75%, 10/15/2060 (e)	32,000,000	32,108,125
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.15%, 08/15/2055 (e)	2,000,000	1,991,472
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.25%, 08/15/2065 (e)	4,000,000	3,980,912
		40,659,089
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Industrial Development Board, South Nashville Central Business Improvement District, Special Assessment, Senior Lien, Series 2021 B, 0.00%, 06/01/2043 (e)(h)	1,725,000	735,072
Shelby County Health & Educational Facilities Board, Madrone Memphis Student Housing I LLC, Revenue, Series 2024 A-1, 5.25%, 06/01/2056 (e)	2,125,000	2,021,110
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	3,230,000	2,839,344

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Tennessee — 0.4% (continued)
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.50%, 09/01/2047	7,340,000	6,321,551
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 09/01/2031 (e)	65,000	58,325
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (e)	870,000	713,249
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (e)	100,000	88,347
Tennessee Housing Development Agency, Revenue, Refunding, GNMA Insured, Series 2025-1 A, 4.90%, 07/01/2045 (a)	3,000,000	3,103,569
Revenue, Refunding, GNMA Insured, Series 2025-1 A, 5.00%, 07/01/2050 (a)	3,750,000	3,807,023
Revenue, Refunding, GNMA Insured, Series 2025-1 A, 5.05%, 07/01/2055 (a)	2,250,000	2,288,534
Williamson County Industrial Development Board, Franklin Classical School, Revenue, Series 2025, 7.25%, 07/01/2055 (e)	12,800,000	13,119,025
		35,095,149
Texas — 7.3%
Anson Education Facilities Corp., Arlington Classics Academy, Revenue, Series 2016 A, 5.00%, 08/15/2045	2,000,000	1,981,680
Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., Revenue, Refunding, Series 2025, 5.88%, 06/15/2065 (e)	7,750,000	7,853,445
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2041	3,000,000	2,668,293
Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	11,830,000	9,707,764
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (e)	1,500,000	1,520,996
Cypress Christian School, Inc., Revenue, Series 2024, 6.25%, 06/01/2063 (e)	1,200,000	1,210,369

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
El Paso Education Initiative, Inc. (The), Revenue, Refunding, PSF Guaranty, Series 2020 A, 3.00%, 08/15/2050	4,405,000	3,118,752
Bexar County Health Facilities Development Corp., Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	10,000	9,751
Central Texas Regional Mobility Authority, Revenue, Refunding, Series 2020 G, 4.00%, 01/01/2050	1,270,000	1,141,628
City of Alvarado, Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/01/2045 (e)	725,000	743,618
Lone Oak Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2054 (e)	850,000	871,983
City of Anna, Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/15/2044 (e)	850,000	853,982
Meadow Vista Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/15/2054 (e)	1,300,000	1,308,938
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.00%, 09/15/2041 (e)	1,867,000	1,651,149
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1, Special Assessment, Series 2021, 4.25%, 09/15/2051 (e)	1,407,000	1,166,518
City of Aubrey, Duck Point Public Improvement District, Special Assessment, Series 2025, 5.38%, 12/31/2045 (e)	1,250,000	1,239,375
Duck Point Public Improvement District, Special Assessment, Series 2025, 5.63%, 12/31/2055 (e)	2,260,000	2,258,951
City of Austin, Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 11/01/2044 (e)	560,000	548,616
Whisper Valley Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.25%, 11/01/2053 (e)	1,460,000	1,433,119
City of Bastrop, Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	600,000	604,604

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Valverde Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	1,000,000	1,009,931
City of Blue Ridge, Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.63%, 09/15/2045 (e)	500,000	511,740
Blue Ridge Crossing Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/15/2055 (e)	680,000	697,084
City of Boyd, Special Assessment, Series 2025, 5.63%, 09/15/2045 (e)	760,000	780,801
Special Assessment, Series 2025, 5.88%, 09/15/2055 (e)	1,000,000	1,030,920
City of Buda, Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.88%, 09/01/2045 (e)	1,500,000	1,500,086
Persimmon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/01/2055 (e)	3,000,000	2,972,545
Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.75%, 09/01/2055 (e)	3,000,000	2,974,501
City of Caddo Mills, Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.20%, 09/15/2045 (e)	2,245,000	2,297,247
Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 6.35%, 09/15/2055 (e)	4,140,000	4,240,787
City of Celina, Special Assessment, Series 2024, 5.50%, 09/01/2044 (e)	475,000	482,472
Special Assessment, Series 2024, 5.75%, 09/01/2054 (e)	1,350,000	1,376,869
Celina Hills Public Improvement District, Special Assessment, Series 2022, 4.88%, 09/01/2042 (e)	1,084,000	1,060,502
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.50%, 09/01/2045 (e)	445,000	447,908
Lakes at Mustang Ranch Public Improvement District Phases 8-9, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	750,000	751,998

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 5.88%, 09/01/2045 (i)	1,000,000	1,001,527
Legacy Celina Public Improvement District, Special Assessment, Series 2025, 6.13%, 09/01/2055 (i)	1,000,000	1,001,275
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	1,750,000	1,721,500
Mosaic Public Improvement District Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	4,000,000	4,036,776
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	360,000	354,137
Mosaic Public Improvement District Phase No. 1B, Special Assessment, Series 2024, 5.38%, 09/01/2053 (e)	500,000	501,907
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044	600,000	575,799
North Sky Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2052	535,000	509,386
Sutton Fields East Public Improvement District Phase No. 1, Special Assessment, Series 2022, 4.00%, 09/01/2043 (e)	2,059,000	1,769,383
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	500,000	499,480
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	875,000	874,796
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5, Special Assessment, Series 2022, 4.00%, 09/01/2051 (e)	1,000,000	790,370
City of Corpus Christi, Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.13%, 09/15/2044	1,150,000	1,148,477

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Whitecap Public Improvement District No. 1 Improvement Area No. 1, Special Assessment, Series 2024, 6.50%, 09/15/2054	2,000,000	2,006,937
City of Crandall, River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.25%, 09/15/2045 (e)	700,000	694,360
River Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/15/2055 (e)	1,400,000	1,400,182
City of Dayton, Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.38%, 09/01/2044 (e)	610,000	622,988
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Senior Lien, Series 2024 A, 5.75%, 09/01/2054 (e)	900,000	907,594
Westpointe Villages Public Improvement District Improvement Area No. 2, Special Assessment, Junior Lien, Series 2024 B, 6.25%, 09/01/2054 (e)	1,250,000	1,237,320
City of Decatur, Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.50%, 09/15/2045 (e)	700,000	707,085
Paloma Trails Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.75%, 09/15/2055 (e)	1,400,000	1,412,855
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.38%, 09/15/2035 (e)	170,000	171,995
Paloma Trails Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 6.38%, 09/15/2055 (e)	865,000	861,318
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2044 (e)	1,331,000	1,321,746
Cottonwood Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 7.25%, 09/15/2054 (e)	1,459,000	1,442,033
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (e)	1,050,000	1,020,363

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (e)	1,500,000	1,446,254
City of Dripping Springs, Special Assessment, Series 2025, 5.38%, 09/01/2045 (i)	510,000	507,624
Special Assessment, Series 2025, 5.63%, 09/01/2055 (i)	870,000	866,053
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	645,000	623,441
Heritage Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2054 (e)	840,000	812,556
City of Elmendorf, Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.88%, 09/01/2045 (e)	4,094,000	4,103,323
Hickory Ridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.13%, 09/01/2055 (e)	3,017,000	3,036,378
City of Fate, Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 08/15/2044 (e)	900,000	895,483
Monterra Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.75%, 08/15/2054 (e)	1,850,000	1,864,311
City of Friendswood, Public Improvement District, Special Assessment, Series 2024, 7.00%, 09/15/2054	7,250,000	7,303,086
City of Houston, United Airlines, Inc., Revenue, AMT, Refunding, Series 2011, 6.63%, 07/15/2038	500,000	500,009
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.38%, 09/15/2044 (e)	775,000	781,978
Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	740,000	740,714
City of Hutto, Cottonwood Creek Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.13%, 09/01/2045 (e)	705,000	693,919

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Cottonwood Creek Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.38%, 09/01/2055 (e)	825,000	815,143
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/01/2045 (e)	385,000	375,247
Prairie Winds Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/01/2060 (e)	1,165,000	1,128,810
City of Justin, Special Assessment, Series 2025, 6.13%, 09/01/2055 (e)	1,000,000	1,037,184
Timberbrook Public Improvement District No. 1 Impt Area No. 3, Special Assessment, Series 2025, 5.88%, 09/01/2045 (e)	660,000	682,442
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2044 (e)	580,000	593,313
Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (e)	1,000,000	1,020,976
Timberbrook Public Improvement District No. 2 Impt Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (e)	405,000	407,591
Timberbrook Public Improvement District No. 2 Impt Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (e)(i)	700,000	704,780
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 3, Special Assessment, Series 2021, 3.75%, 09/01/2041 (e)	2,000,000	1,758,283
6 Creeks Public Improvement District Improvement Area No. 3B, Special Assessment, Series 2025, 5.13%, 09/01/2046 (e)	895,000	882,311
6 Creeks Public Improvement District Improvement Area No. 5, Special Assessment, Series 2025, 5.38%, 09/01/2050 (e)	650,000	640,604
Limestone Creek Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.75%, 09/01/2053 (e)	1,125,000	1,135,740
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	520,000	520,210

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Plum Creek North Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.38%, 09/01/2054 (e)	805,000	812,666
City of Lago Vista, Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054 (e)	1,000,000	1,020,066
City of Lavon, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	1,100,000	1,133,879
Special Assessment, Series 2025, 6.00%, 09/15/2054 (e)	1,400,000	1,445,322
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2022, 4.13%, 09/15/2052 (e)	2,005,000	1,638,080
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/15/2044 (e)	500,000	501,811
Elevon Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.38%, 09/15/2052 (e)	500,000	500,487
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.13%, 09/15/2044 (e)	600,000	606,496
Elevon Public Improvement District Improvement Area No. 2A-2B, Special Assessment, Series 2024, 5.50%, 09/15/2054 (e)	800,000	805,096
City of Lowry Crossing, Simpson Road Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	1,000,000	1,026,267
Simpson Road Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2055 (e)	1,625,000	1,669,263
City of Manor, EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2036 (e)	400,000	412,563
EntradenGlen Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 7.00%, 09/15/2055 (e)	1,910,000	1,969,238
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.38%, 09/15/2044 (e)	515,000	521,712

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Manor Heights Public Improvement District Area No. 4, Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	685,000	691,876
City of Mansfield, Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.00%, 09/15/2045 (e)	1,030,000	1,063,537
Staybolt Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 6.25%, 09/15/2055 (e)	1,200,000	1,239,452
City of Mesquite, Solterra Public Improvement District Improvement Area A-1, Special Assessment, Series 2023, 5.75%, 09/01/2053 (e)	250,000	256,045
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	500,000	490,300
Solterra Public Improvement District Improvement Area No. C-3, Special Assessment, Series 2024, 5.25%, 09/01/2053 (e)	560,000	549,807
City of Oak Point, Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.10%, 09/15/2044 (e)	725,000	708,964
Chaparral Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2054 (e)	2,000,000	1,923,319
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.35%, 09/15/2044 (e)	570,000	565,539
Oak Point 720 Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	1,000,000	998,290
City of Penitas, GO, Series 2025, 5.75%, 09/01/2045	1,160,000	1,182,724
GO, Series 2025, 6.00%, 09/01/2055	3,290,000	3,357,871
City of Pflugerville, Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.13%, 09/01/2045 (e)	875,000	857,027
Meadowlark Preserve Public Improvement District, Special Assessment, Series 2025, 5.38%, 09/01/2055 (e)	1,450,000	1,430,573
City of Pilot Point, Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (e)	750,000	776,281

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special Assessment, Series 2025, 6.38%, 09/15/2055 (e)	3,500,000	3,615,717
Bryson Ranch Public Impt Dist Zone A Impt Area No. 1, Special Assessment, Series 2025, 6.13%, 09/15/2045 (e)	1,030,000	1,066,092
City of Plano, Collin Creek West Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (e)	500,000	402,695
City of Port Isabel, GO, Series 2024, 5.25%, 02/15/2044	3,255,000	3,290,921
GO, Series 2024, 5.50%, 02/15/2054	2,020,000	2,032,970
GO, Series 2025, 5.75%, 02/15/2045	1,550,000	1,583,576
GO, Series 2025, 6.00%, 02/15/2055	1,500,000	1,523,148
City of Princeton, Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043 (e)	1,000,000	1,007,836
Eastridge Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	700,000	685,595
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	500,000	504,796
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	1,000,000	1,015,018
Southbridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	1,220,000	1,203,210
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 5.75%, 09/01/2045 (e)	850,000	869,100
Southridge Public Improvement District Area No. 3, Special Assessment, Series 2025, 6.00%, 09/01/2055 (e)	1,000,000	1,024,596
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.38%, 09/01/2045 (e)	540,000	542,081
Westridge Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.63%, 09/01/2055 (e)	1,000,000	1,005,505

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	875,000	847,544
Winchester Crossing Public Improvement District No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2054 (e)	1,200,000	1,206,635
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	410,000	399,500
Windmore Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	565,000	561,225
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 5.75%, 09/01/2045 (e)	810,000	826,269
Windmore Public Improvement District Improvement Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (e)	845,000	863,594
City of Royse City, Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	605,000	617,387
Clearview Ranch Public Impt Dist North Zone Improvement Area 1, Special Assessment, Series 2025, 6.00%, 09/15/2055 (e)	775,000	792,644
Liberty Crossing Public Improvement District improvement Area No. 2, Special Assessment, Series 2024, 5.63%, 09/15/2054 (e)	746,000	745,779
City of Seagoville, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	650,000	665,397
Special Assessment, Series 2025, 6.00%, 09/15/2054 (e)	875,000	898,828
Santorini Public Improvement District Improvement Area, Special Assessment, Series 2024, 7.00%, 09/15/2054 (e)	5,000,000	5,020,178
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.00%, 09/15/2044 (e)	2,000,000	2,000,353
Santorini Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 6.25%, 09/15/2054 (e)	2,500,000	2,490,975
City of Terrell, Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.00%, 09/15/2045 (e)	2,000,000	2,057,472

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Arboretum Estates Public Improvement Dist No. 6 Impt Area No., Special Assessment, Series 2025, 6.25%, 09/15/2055 (e)	3,000,000	3,094,084
City of Tomball, Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	500,000	518,986
Winfrey Estates Public Improvement District, Special Assessment, Series 2025, 6.00%, 09/15/2053 (e)	770,000	799,399
City of Uhland, Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	605,000	594,438
Anderson Park Public Improvement District Area No. 1, Special Assessment, Series 2024, 5.50%, 09/01/2055 (e)	950,000	938,120
City of Venus, Patriot Estates Public Improvement District, Special Assessment, Series 2021, 4.00%, 09/15/2051 (e)	162,000	131,442
City of Wharton, Special Assessment, Series 2025, 5.75%, 09/15/2045 (e)	865,000	885,489
Special Assessment, Series 2025, 6.00%, 09/15/2055 (e)	1,250,000	1,280,851
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.75%, 06/15/2044 (e)	870,000	823,589
Valor Texas Education Foundation, Revenue, Series 2024 A, 6.00%, 06/15/2054 (e)	2,240,000	2,080,878
Club Municipal Management District No. 1, Improvement Area No. 3, Special Assessment, Series 2024, Class A, 5.10%, 09/01/2044 (e)	1,050,000	1,049,707
Improvement Area No. 3, Special Assessment, Series 2024, 5.38%, 09/01/2055 (e)	1,500,000	1,505,745
County of Bastrop, Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.25%, 09/01/2044 (e)	605,000	605,926
Double Eagle Ranch Public Improvement District Improvement Area No. 2, Special Assessment, Series 2024, 5.50%, 09/01/2054 (e)	770,000	771,406
County of Denton, Green Meadows Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 12/31/2045 (e)	2,180,000	2,254,116

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.25%, 12/31/2044 (e)	2,000,000	1,990,291
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Senior Lien, Series 2024 A, 5.63%, 12/31/2054 (e)	3,200,000	3,208,247
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,250,000	1,244,147
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	3,500,000	3,508,805
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.00%, 12/31/2044 (e)	2,125,000	2,133,705
Tabor Ranch Public Improvement District Major Improvement Area, Special Assessment, Series 2024, 6.25%, 12/31/2054 (e)	3,350,000	3,314,453
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2044 (e)	2,519,000	2,431,298
Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.35%, 09/01/2054 (e)	1,800,000	1,726,879
Woodlands Public Improvement District Neighborhood Improvement Area No. 1, Special Assessment, Series 2021, 4.75%, 09/01/2050 (e)	2,250,000	2,005,589
County of Montgomery, Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.25%, 09/15/2045	1,125,000	1,131,723
Crockett Meadows Public Improvement District Improvement Area, Special Assessment, Series 2025, 5.50%, 09/15/2054	1,875,000	1,862,377
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.13%, 09/15/2045	675,000	676,664

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Meadow Park Public Improvement District Improvement Area No. 1, Special Assessment, Series 2025, 5.38%, 09/15/2054	815,000	819,016
Dallas Fort Worth International Airport, Revenue, AMT, Refunding, Series 2025 A-1, 5.50%, 11/01/2050	2,390,000	2,553,702
Edinburg Economic Development Corp., Sales Tax, Revenue, Series 2021 A, 3.38%, 08/15/2046	355,000	239,192
Greater Texas Cultural Education Facilities Finance Corp., CFC — WLH LLC, Revenue, Series 2024 A, 6.38%, 09/01/2034 (e)	1,470,000	1,482,344
CFC — WLH LLC, Revenue, Series 2024 A, 6.50%, 09/01/2049 (e)	7,495,000	7,361,210
CFC — WLH LLC, Revenue, Series 2024 B, 11.00%, 09/01/2029 (e)	550,000	552,898
Texas Biomedical Research Institute, Revenue, Series 2024 A, 5.25%, 06/01/2054	9,130,000	8,429,254
Harris County Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Obligated Group, Revenue, Series 2013 A, 5.13%, 01/01/2048	1,755,000	1,705,851
Harris County Municipal Utility District No. 406, GO, Series 2019, 3.13%, 09/01/2044	1,635,000	1,212,366
Hidalgo County Regional Mobility Authority, Revenue, Senior Lien, Series A, 0.00%, 12/01/2044 (h)	3,000,000	1,153,601
Revenue, Senior Lien, Series A, 0.00%, 12/01/2045 (h)	4,000,000	1,444,651
Revenue, Senior Lien, Series A, 0.00%, 12/01/2046 (h)	6,000,000	2,028,702
Revenue, Senior Lien, Series A, 0.00%, 12/01/2047 (h)	6,125,000	1,943,965
Revenue, Senior Lien, Series A, 0.00%, 12/01/2048 (h)	7,130,000	2,126,319
Revenue, Senior Lien, Series A, 0.00%, 12/01/2049 (h)	7,135,000	1,997,871
Revenue, Senior Lien, Series A, 0.00%, 12/01/2050 (h)	5,145,000	1,348,653
Revenue, Senior Lien, Series A, 0.00%, 12/01/2052 (h)	2,175,000	506,920

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Revenue, Senior Lien, Series A, 0.00%, 12/01/2054 (h)	5,000,000	1,040,619
Revenue, Senior Lien, Series A, 0.00%, 12/01/2055 (h)	6,100,000	1,199,357
Revenue, Senior Lien, Series A, 0.00%, 12/01/2056 (h)	1,000,000	186,266
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2045 (h)	5,805,000	2,012,155
Revenue, Junior Lien, Refunding, Series B, 0.00%, 12/01/2046 (h)	2,945,000	957,655
Houston Higher Education Finance Corp., Houston Baptist University, Revenue, Series 2021, 4.00%, 10/01/2051	3,200,000	2,538,536
Houston Baptist University, Revenue, Series 2025, 5.13%, 10/01/2051	1,700,000	1,610,878
Houston Baptist University, Revenue, Series 2025, 5.25%, 10/01/2054	4,855,000	4,655,169
Hunt Memorial Hospital District Charitable Health, GO, Refunding, Series 2020, 4.00%, 02/15/2038	1,195,000	1,084,770
GO, Refunding, Series 2020, 3.00%, 02/15/2039	25,000	20,529
GO, Refunding, Series 2020, 3.00%, 02/15/2040	10,000	8,005
Iowa Colony Development Authority, Reinvestment Zone Number Two, Revenue, Series 2021, 2.75%, 04/01/2045	1,065,000	717,673
Mustang Special Utility District, Revenue, Refunding, Series 2020, 2.00%, 09/01/2045	2,625,000	1,652,292
Revenue, Refunding, Series 2020, 2.13%, 09/01/2050	2,900,000	1,693,364
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2041 (e)	200,000	172,538
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	18,180,000	17,524,931
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	129,815,000	119,507,858
SLF CHP LLC, Revenue, Series 2025 A, 6.25%, 07/01/2045 (e)	3,450,000	3,296,966
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (e)	14,775,000	13,930,352

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Westminster Manor, Revenue, Series 2021, 4.00%, 11/01/2049	3,600,000	3,056,265
Westminster Manor Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/01/2055	2,200,000	2,107,053
Westminster Manor Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/01/2060	2,750,000	2,597,516
North Texas Municipal Water District, Revenue, Series 2020, 2.00%, 06/01/2041	1,165,000	794,775
Revenue, Series 2020, 2.00%, 06/01/2042	1,195,000	785,331
Revenue, Series 2020, 2.00%, 06/01/2043	1,230,000	782,106
Revenue, Series 2020, 2.00%, 06/01/2044	1,260,000	779,363
Revenue, Series 2020, 2.00%, 06/01/2046	2,615,000	1,543,609
Buffalo Creek Wastewater Interceptor Syste, Revenue, Refunding, Series 2019, 2.75%, 06/01/2049	1,130,000	774,944
Olney Hamilton Hospital District, GO, Series 2024, 6.25%, 09/15/2054 (e)	24,900,000	25,887,305
Parkway Utility District, GO, AG Insured, Series 2020, 2.63%, 03/01/2040	1,665,000	1,368,148
GO, AG Insured, Series 2020, 2.75%, 03/01/2041	2,075,000	1,686,176
GO, AG Insured, Series 2020, 2.75%, 03/01/2042	2,120,000	1,676,338
Paseo del Este Municipal Utility District No. 1, GO, Series 2022, 3.00%, 08/15/2046	3,505,000	2,325,190
Port of Beaumont Navigation District, Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group, Revenue, AMT, Series 2021 A, 3.00%, 01/01/2050 (e)	8,750,000	5,909,485
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2046	7,355,000	6,068,816
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2051	5,620,000	4,455,681
University of the Incarnate Word, Revenue, Refunding, Series 2021 A, 4.00%, 04/01/2054	7,075,000	5,510,325
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,003

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	85,000	85,016
Texas Transportation Commission, State Highway 249 System, Revenue, First Tier, Series 2019 A, 0.00%, 08/01/2052 (h)	5,000,000	1,303,098
Texas Water Development Board, State Revolving Fund, Revenue, Series 2025, 4.75%, 10/15/2055 (a)	25,000,000	25,328,963
State Revolving Fund, Revenue, Series 2025, 4.80%, 10/15/2056	4,500,000	4,590,336
Town of Argyle, Waterbrook of Argyle Public Improvement District, Special Assessment, Series 2018, 5.13%, 09/01/2038 (e)	2,100,000	2,120,872
Town of Little Elm, Spiritas East Public Improvement District, Special Assessment, Series 2022, 4.00%, 09/01/2051 (e)	1,509,000	1,226,513
Town of Providence Village, Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.35%, 09/01/2045 (e)	775,000	775,248
Foree Ranch Public Improvement Dist Improvement Area No. 2, Special Assessment, Series 2025, 5.50%, 09/01/2055 (e)	1,350,000	1,344,783
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	650,000	631,294
Foree Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/01/2054 (e)	865,000	847,795
Travis County Development Authority, Special Assessment, Series 2025, 5.00%, 09/01/2044	780,000	772,278
Special Assessment, Series 2025, 5.25%, 09/01/2054	1,400,000	1,374,164
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.38%, 09/01/2044 (e)	900,000	914,481
Bella Fortuna Public Improvement District, Special Assessment, Series 2024, 5.63%, 09/01/2051 (e)	765,000	778,391

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 7.3% (continued)
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.00%, 09/01/2044 (e)	585,000	582,718
Longview 71 Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 5.13%, 09/01/2054 (e)	840,000	824,903
Village of Salado, Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.25%, 09/01/2044 (e)	658,000	661,840
Sanctuary East Public Improvement District Area No. 1, Special Assessment, Series 2024, 6.50%, 09/01/2054 (e)	707,000	709,924
		566,295,289
Utah — 2.4%
Arrowhead Springs Public Infrastructure District, Special Assessment, Series 2025, 5.63%, 12/01/2054 (e)	3,200,000	3,231,540
Black Desert Public Infrastructure District, GO, Series 2021 A, 4.00%, 03/01/2051 (e)	8,780,000	7,215,229
Chelsey Public Infrastructure District No. 1, GO, Series 2024, 7.25%, 03/01/2054 (e)	1,610,000	1,646,387
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042 (e)	1,350,000	1,403,361
Downtown East Streetcar Sewer Public Infrastructure District, GO, Senior Lien, Series 2022 A, 6.00%, 03/01/2053 (e)	1,000,000	1,002,455
Fields Estates Public Infrastructure District, GO, Series 2024 A-1, 6.13%, 03/01/2055 (e)	1,975,000	1,994,421
Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (e)	6,935,000	6,806,054
Firefly Public Infrastructure District No. 1, GO, Series 2024 A-1, 6.63%, 03/01/2054 (e)	5,645,000	5,810,845
Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (e)	1,804,190	1,826,105
Mida Cormont Public Infrastructure District, GO, Series 2025 A-1, 6.25%, 06/01/2055 (e)	6,900,000	7,261,395
GO, Series 2025 A-2, 0.00%, 06/01/2055 (e)(j)	15,725,000	13,292,429
GO, Series 2025 B, 8.50%, 06/15/2055 (e)	3,747,000	3,850,893
MIDA Mountain Veterans Program Public Infrastructure District, Tax Allocation, Series 2024, 5.00%, 06/01/2044 (e)	4,750,000	4,764,268

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Utah — 2.4% (continued)
Tax Allocation, Series 2024, 5.20%, 06/01/2054 (e)	11,205,000	11,034,547
Military Installation Development Authority, Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2041	4,715,000	4,288,237
Military Recreation Assessment Area, Revenue, Series 2021 A-2, 4.00%, 06/01/2052	27,280,000	22,443,491
Moonlight Village Public Infrastructure District No. 1, GO, Series 2025 A, 6.00%, 03/01/2056 (e)	1,000,000	1,011,116
Olympia Public Infrastructure District No. 1, Revenue, Series 2024 A-2, 5.13%, 12/01/2029 (e)	3,500,000	3,531,045
Limited Tax Pledged, GO, Series 2024 A-1, 6.38%, 03/01/2055 (e)	2,485,000	2,561,462
Point Phase 1 Public Infrastructure District No. 1, Revenue, Series 2025 B, 8.50%, 03/15/2055	3,500,000	3,545,102
Ridges Estates Infrastructure Financing District, Ridges Estates Infrastructure Financing District Apline Hollow Assessment Area, Special Assessment, Series 2025, 6.25%, 12/01/2053 (e)	3,500,000	3,620,130
Sage Creek Infrastructure Financing District, Special Assessment, Series 2024, 5.75%, 12/01/2053 (e)	7,155,000	7,159,234
Soleil Hills Public Infrastructure District No. 1, GO, Series 2025 A, 5.88%, 03/01/2055 (e)	2,425,000	2,431,737
Utah Charter School Finance Authority, Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2052 (e)	3,000,000	2,539,582
Ascent Academies of Utah, Revenue, Refunding, Series 2022, 5.00%, 06/15/2057 (e)	8,500,000	7,056,745
Ascent Academies of Utah, Revenue, Series 2024, 6.75%, 06/15/2059 (e)	16,900,000	17,456,155
Athenian Academy, Inc. (The), Revenue, Series 2024 A, 6.50%, 04/15/2058 (e)	9,060,000	8,209,335
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 5.38%, 06/15/2048 (e)	5,805,000	5,132,066
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2041 (e)	1,020,000	913,849
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (e)	3,895,000	3,184,031
First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Utah — 2.4% (continued)
Odyssey Charter School, Inc., Revenue, Series 2025 A, 7.25%, 06/15/2055 (e)	7,380,000	7,066,547
Odyssey Charter School, Inc., Revenue, Series 2025 B, 9.00%, 06/15/2031 (e)	400,000	409,009
Wallace Stegner Academy, Revenue, Series 2019 A, 5.00%, 06/15/2049 (e)	1,590,000	1,401,038
Utah Infrastructure Agency, Revenue, Series 2021, 3.00%, 10/15/2045	1,000,000	731,034
Ventana Resort Village Public Infrastructure District, GO, Series 2024, 5.50%, 03/01/2054 (e)	4,000,000	3,969,765
Viridian Farm Public Infrastructure District No. 1, GO, Series 2024 A, 5.88%, 03/01/2054 (e)	2,255,000	2,287,428
Wood Ranch Public Infrastructure District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (e)	4,285,000	4,332,077
		186,420,144
Vermont — 0.1%
Vermont Economic Development Authority, Wake Robin Corp., Revenue, Refunding, Series 2021 A, 4.00%, 05/01/2045	460,000	382,163
Vermont Housing Finance Agency, Revenue, GNMA Insured, Series 2025 C, 5.05%, 11/01/2045	6,560,000	6,840,670
		7,222,833
Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, Series 2012 C, 5.00%, 10/01/2042	500,000	482,489
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (e)	6,700,000	6,701,654
		7,184,143
Virginia — 1.0%
Farmville Industrial Development Authority, Longwood Housing Foundation LLC, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2055	4,705,000	4,198,288
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2046	65,000	64,021

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Virginia — 1.0% (continued)
Prince William County Industrial Development Authority, Westminster Presbyterian Retirement Community Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2046	1,530,000	1,409,564
Salem Economic Development Authority, Roanoke College Obligated Group, Revenue, Series 2025, 5.50%, 04/01/2045	600,000	613,533
Roanoke College Obligated Group, Revenue, Series 2025, 6.00%, 04/01/2050	720,000	757,640
Roanoke College Obligated Group, Revenue, Series 2025, 6.00%, 04/01/2055	1,330,000	1,394,537
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 09/01/2048	4,395,000	3,519,711
Virginia College Building Authority, Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (e)	1,000,000	759,220
Marymount University, Revenue, Series 2015 B, 5.00%, 07/01/2045 (e)	1,000,000	759,220
Virginia Housing Development Authority, Revenue, Series 2024 D, 4.63%, 08/01/2060	6,635,000	6,632,588
Revenue, Series 2024 F SUB F-1, 4.95%, 07/01/2045	1,000,000	1,040,539
Revenue, Series 2024 F SUB F-1, 5.05%, 07/01/2050	2,250,000	2,303,507
Revenue, Series 2024 F SUB F-1, 5.10%, 07/01/2055	2,000,000	2,040,580
Revenue, Series 2024 F SUB F-3, 5.00%, 07/01/2050 (a)	4,000,000	4,078,546
Revenue, Series 2024 F SUB F-3, 5.05%, 07/01/2055 (a)	6,000,000	6,088,341
Revenue, Series 2024 H, 4.70%, 12/01/2054 (a)	3,000,000	3,011,904
Revenue, Series 2024 H, 4.75%, 12/01/2059 (a)	5,000,000	4,985,792
Revenue, Series 2024 H, 4.85%, 12/01/2066 (a)	12,735,000	12,818,718
Revenue, Series 2025 A, 4.85%, 03/01/2068 (a)	16,500,000	16,594,413
Revenue, Series 2025 C, 5.05%, 07/01/2050	5,030,000	5,209,848
Revenue, Series 2025 C, 5.10%, 07/01/2055	6,420,000	6,654,473
Virginia Small Business Financing Authority, LifeSpire of Virginia Obligated Group, Revenue, Refunding, Series 2024 A, 5.50%, 12/01/2054	3,000,000	3,069,897

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Virginia — 1.0% (continued)
National Senior Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020 A, 3.38%, 01/01/2051	125,000	96,153
		88,101,033
Washington — 2.0%
Grant County Public Hospital District No. 2, GO, Series 2024, 5.50%, 12/01/2039	500,000	541,910
GO, Series 2024, 5.50%, 12/01/2044	1,050,000	1,093,233
Port of Woodland, Revenue, Series 2024, 5.25%, 12/01/2034	1,270,000	1,265,794
Revenue, Series 2024, 6.00%, 12/01/2047	3,090,000	2,900,961
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Obligated Group, Revenue, Refunding, Series A, 4.00%, 07/01/2042	100,000	94,447
Washington State Housing Finance Commission, Bayview Manor Homes Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2059	1,645,000	1,681,347
Bayview Manor Homes Obligated Group, Revenue, Series 2025 A, 6.00%, 07/01/2060 (e)	1,500,000	1,533,143
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.50%, 01/01/2044 (e)	1,000,000	974,640
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.75%, 01/01/2053 (e)	2,540,000	2,453,800
German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 A, 5.88%, 01/01/2059 (e)	3,320,000	3,226,680
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2038 (e)	2,000,000	1,962,482
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 07/01/2046 (e)	5,160,000	5,207,498
Josephine Caring Community Obligated Group, Revenue, Refunding, Series 2025 A, 6.38%, 07/01/2060 (e)	10,075,000	10,104,694
Provident Group — SH II Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.25%, 07/01/2055 (e)	9,000,000	9,165,526

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Washington — 2.0% (continued)
Provident Group — SH II Properties LLC, Revenue, Series 2025 A, 5.75%, 07/01/2060 (e)	45,690,000	46,716,778
Provident Group — SH II Properties LLC, Revenue, BAM Insured, Series 2025 A, 5.25%, 07/01/2064 (e)	27,950,000	28,271,847
Provident Group — SH II Properties LLC, Revenue, Series 2025 B, 7.00%, 07/01/2064 (e)	6,550,000	6,783,057
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.00%, 07/01/2054	4,305,000	4,172,952
Provident Group-SH I Properties LLC, Revenue, Series 2024, 5.50%, 07/01/2059	8,000,000	8,127,887
Spokane United Methodist Homes Obligated Group, Revenue, Series 2019, 5.00%, 01/01/2055 (e)	5,510,000	4,848,212
		141,126,888
West Virginia — 0.1%
City of Huntington, Downtown Development/ Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.00%, 06/01/2039	380,000	382,593
Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	449,798
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.13%, 06/01/2039	440,000	446,367
Kinetic Park Development/Redevelopment District No. 2, Tax Allocation, Refunding, Series 2024, 5.63%, 05/01/2050	955,000	954,303
County of Ohio, Tax Allocation, Refunding, Series 2024, 5.25%, 06/01/2053	2,000,000	2,007,051
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	5,440,000	5,112,164
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	1,600,000	1,272,688
		10,624,964
Wisconsin — 11.9%
Public Finance Authority, Revenue, Series 2023-1, Class A, 5.75%, 07/01/2062	26,814,238	28,115,906

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
Revenue, Series 2024, 5.50%, 12/15/2038 (e)	21,075,000	21,157,355
Revenue, Series 2025, 0.00%, 12/15/2042 (e)(h)	25,000,000	7,583,143
A&T Real Estate Foundation LLC, Revenue, Series 2019 B, 5.00%, 06/01/2049	2,725,000	2,664,924
AMCP Franklin LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 12/01/2060 (e)	1,000,000	1,019,252
Ameream LLC, Revenue, Series 2017, 7.00%, 12/01/2050 (e)	52,030,000	41,624,000
Anthem Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2037 (e)(h)	11,000,000	5,591,982
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040 (e)	2,020,000	1,587,831
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2050 (e)	2,995,000	1,988,061
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2056 (e)	2,445,000	1,566,778
Bonnie Cone Classical Academy, Inc., Revenue, Series 2024, 5.63%, 06/15/2059 (e)	1,270,000	1,034,654
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (e)(h)	9,500,000	4,607,842
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.25%, 06/01/2045	595,000	603,074
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.50%, 06/01/2055	1,200,000	1,222,389
Cedars Obligated Group, Revenue, Refunding, Series 2019, 5.75%, 05/01/2054 (e)	175,000	119,327
CFC-SA LLC, Revenue, Senior Lien, Series 2022 A, 5.00%, 02/01/2062	4,000,000	3,983,130
CFC-SA LLC, Revenue, Series 2022 B, 6.00%, 02/01/2062 (e)	6,800,000	6,989,634
Charter Day School Obligated Group, Revenue, Series 2020 A, 5.00%, 12/01/2055 (e)	2,500,000	2,189,399
CHF — Manoa LLC, Revenue, Series 2023 B, 6.75%, 07/01/2063 (e)	2,500,000	2,541,980
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.38%, 06/15/2039 (e)	250,000	251,755
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.70%, 06/15/2044 (e)	410,000	407,290

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.88%, 06/15/2054 (e)	1,000,000	985,330
Cincinnati Classical Academy, Revenue, Series 2024 A, 6.00%, 06/15/2064 (e)	2,415,000	2,384,163
College Achieve Central Charter School Obligated Group, Revenue, Series 2021 A, 5.00%, 06/15/2051 (e)	3,645,000	3,228,043
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2041	1,000,000	903,589
Coral Academy of Science Las Vegas, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,000,000	819,116
Coral Academy of Science Reno, Revenue, Series 2022 A, 5.88%, 06/01/2052 (e)	1,500,000	1,444,013
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2054	900,000	884,327
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue, Series 2024, 5.00%, 02/01/2064	2,000,000	1,928,374
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (e)	5,000,000	4,999,310
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (e)	27,155,000	27,972,607
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (e)	9,525,000	9,405,675
Dreamhouse 'Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 B, 9.50%, 06/15/2040 (e)	2,170,000	2,089,989
Driftwood Conservation District, Revenue, Series 2025, 0.00%, 12/15/2039 (e)(h)	12,000,000	4,874,954
FAH Tree House LLC, Revenue, Series 2023 A, 6.50%, 08/01/2053 (e)	200,000	192,683
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2036 (e)	3,920,000	3,719,029
Foundation of The University of North Carolina at Charlotte, Inc. (The), Revenue, Series 2021 A, 4.00%, 09/01/2056 (e)	2,440,000	1,789,057
Gates at PV Apt I LLC, Revenue, Series 2025, 8.75%, 07/30/2026 (e)	9,585,000	9,450,292

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2047 (e)	2,500,000	2,173,498
Guilford Charter School Corp., Revenue, Series 2022 A, 5.00%, 04/01/2057 (e)	2,700,000	2,242,564
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	25,000	24,742
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (e)	2,500,000	2,502,774
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.00%, 05/01/2045 (e)	1,500,000	1,502,885
Hozho Academy, Revenue, Refunding, Series 2025 A, 7.13%, 05/01/2055 (e)	7,600,000	7,557,528
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.50%, 12/01/2044 (e)	13,500,000	13,602,129
Kahala Senior Living Community Obligated Group, Revenue, Refunding, Series 2025, 5.00%, 11/15/2043	30,000	30,650
Kahala Senior Living Community Obligated Group, Revenue, Refunding, Series 2025, 5.25%, 11/15/2055	1,750,000	1,773,552
Kahala Senior Living Community Obligated Group, Revenue, Refunding, Series 2025, 5.25%, 11/15/2061	750,000	756,846
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2040 (e)	2,815,000	2,698,797
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2050 (e)	4,640,000	4,185,241
KIPP Charlotte, Inc. Obligated Group, Revenue, Series 2020 A, 5.00%, 10/15/2055 (e)	4,060,000	3,572,129
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2050	1,000,000	1,029,919
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, Series 2025 A, 5.25%, 06/15/2055	1,500,000	1,539,026
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.25%, 06/15/2045	600,000	614,877
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 B, 5.50%, 06/15/2055	1,000,000	1,027,242

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.00%, 06/15/2035	575,000	596,246
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.50%, 06/15/2045	1,000,000	1,000,169
KSU Bixby Real Estate Foundation LLC, Revenue, Series 2025 C, 5.75%, 06/15/2055	1,000,000	998,339
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 6.75%, 06/15/2055 (e)	500,000	497,918
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 7.00%, 06/15/2065 (e)	700,000	704,608
Mater Academy of Nevada, Revenue, Series 2024 A, 5.00%, 12/15/2054 (e)	2,000,000	1,826,629
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 6.25%, 09/01/2046 (e)	12,650,000	13,104,454
Million Air Two LLC Obligated Group, Revenue, AMT, Refunding, Series 2017 B, 7.13%, 06/01/2041 (e)	3,300,000	3,436,499
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (e)(h)	12,428,000	7,233,002
Nevada Charter Academies, Revenue, Series 2019 A, 5.00%, 07/15/2039 (e)	450,000	447,399
New Plan Learning, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 3.75%, 07/01/2031	3,015,000	2,866,738
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.00%, 06/15/2044	1,000,000	997,677
North East Carolina Preparatory School, Inc., Revenue, Refunding, Series 2024 A, 5.25%, 06/15/2054	1,500,000	1,506,002
Phoenix Montessori Academy, Revenue, Series 2024 A, 7.00%, 07/01/2059 (e)	21,895,000	20,464,523
Phoenix Montessori Academy, Revenue, Series 2024 B, 8.00%, 07/01/2029 (e)	400,000	402,352
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2049	5,000,000	5,221,694

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
Puerto Rico Tollroads LLC, Revenue, Senior Lien, AMT, Series 2024, 5.75%, 07/01/2054	94,800,000	98,536,855
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (e)	37,000,000	41,678,206
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2047	2,000,000	2,007,069
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 4.75%, 03/01/2052	1,950,000	1,776,200
Renaissance Hall at Old Course LLC, Revenue, FHA Insured, Series 2024, 8.00%, 06/01/2067 (e)	1,000,000	940,131
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048 (e)	6,920,000	4,924,931
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2024, 12.75%, 01/01/2030	4,700,000	4,785,902
Roseman University of Health Sciences, Revenue, Series 2020, 5.00%, 04/01/2050 (e)	2,075,000	1,924,943
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (e)	1,000,000	1,021,815
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 B, 7.00%, 07/15/2029 (e)	706,646	717,516
Sky Harbour Capital LLC Obligated Group, Revenue, AMT, Series 2021, 4.25%, 07/01/2054	19,405,000	16,109,954
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (e)	2,240,000	2,276,479
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 B, 8.00%, 06/15/2042 (e)	22,000,000	22,331,089
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2041	3,420,000	2,922,486
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051	2,000,000	1,551,487

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2030	200,000	201,522
Southminster, Inc. Obligated Group, Revenue, Series 2018, 5.00%, 10/01/2053 (e)	8,170,000	7,665,732
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 06/30/2060	17,750,000	18,330,210
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 12/31/2065	107,975,000	111,834,620
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 6.50%, 12/31/2065	44,000,000	48,324,681
Town of Scarborough Downtown Omnibus Municipal Development & TIF District, Tax Allocation, Series 2024, 5.00%, 08/01/2039	3,125,000	3,167,493
Triad Educational Services, Inc., Revenue, Refunding, Series 2025, 5.40%, 06/15/2065	2,750,000	2,689,753
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2051	350,000	282,547
Triad Math & Science Academy Co., Revenue, Series 2021 A, 4.00%, 06/15/2061	6,235,000	4,830,958
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.50%, 06/15/2055	1,200,000	1,205,097
Triad Math & Science Academy Co., Revenue, Refunding, Series 2025, 5.25%, 06/15/2065	5,300,000	5,056,809
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,285,415
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	30,000	26,288
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2043	6,100,000	5,993,494
Wingate University, Revenue, Refunding, Series 2018 A, 5.25%, 10/01/2048	13,335,000	12,805,598
Wittenberg University, Revenue, Series 2016, 5.25%, 12/01/2039 (e)	21,070,000	18,167,563
WVC, Revenue, Series 2022 A, 4.00%, 12/01/2041 (e)	4,865,000	4,225,216
WVC, Revenue, Series 2022 A, 4.25%, 12/01/2051 (e)	1,155,000	908,408
WVC, Revenue, Series 2025 A, 6.25%, 12/01/2045 (e)	1,325,000	1,346,269

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
WVC, Revenue, Series 2025 A, 6.50%, 12/01/2055 (e)	2,480,000	2,517,894
WVC, Revenue, Series 2025 A, 6.75%, 12/01/2065 (e)	4,340,000	4,435,378
Wisconsin Health & Educational Facilities Authority, Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	2,000,000	1,886,029
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	3,020,000	2,448,340
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.13%, 04/01/2057	5,130,000	4,458,123
Chiara Communities, Inc., Revenue, Series 2018 B, 4.50%, 07/01/2043	30,000	26,132
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2048	3,895,000	3,426,765
Chiara Communities, Inc., Revenue, Series 2018 B, 5.00%, 07/01/2053	3,850,000	3,292,061
Chiara Communities, Inc., Revenue, Series 2018 C, 7.50%, 07/01/2053	2,500,000	2,194,629
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	6,710,000	6,851,596
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	16,500,000	16,586,414
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	16,350,000	16,410,150
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	34,900,000	35,196,064
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 6.63%, 07/01/2060	27,550,000	28,711,701
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2047	3,100,000	2,574,182
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 01/01/2057	1,625,000	1,260,996
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2049	1,000,000	1,037,930

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 11.9% (continued)
PHW Menomonee Falls, Inc., Revenue, Series 2024, 6.00%, 10/01/2054	2,000,000	2,062,265
Sanford Obligated Group, Revenue, Series 2016 A, 3.50%, 02/15/2046	1,615,000	1,311,435
Sanford Obligated Group, Revenue, Refunding, Series 2017 C, 4.00%, 02/15/2050	65,000	58,690
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	2,050,000	2,005,180
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.25%, 02/01/2043	40,000	38,160
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2046	1,595,000	1,319,949
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2051	1,200,000	945,352
Wisconsin Masonic Home Obligated Group, Revenue, Series 2021 A, 4.00%, 08/15/2055	1,700,000	1,307,889
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	3,000,000	3,076,140
		919,351,085
Total Municipal Bonds (Cost $9,012,958,807)		8,792,262,386
	Shares
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan US Government Money Market Fund 4.07% (l) (Cost $5,299,148)	5,299,148	5,299,148
Total Investments — 112.1% (Cost $9,018,257,955)		8,797,561,534
Floating Rate Note Obligations — (13.6)% (m)		(1,065,645,000)
Liabilities in Excess of Other Assets — 1.5%		115,862,976
Net Assets — 100.0%		7,847,779,510

(a)  All or a portion of the principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB residuals and cash.

(b)  Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on October 31, 2025.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

(c)  Variable rate demand notes "VRDNs" are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

(d)  Represents less than 0.05% of net assets.

(e)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $3,639,879,631, which represents approximately 46.38% of net assets of the Fund.

(f)  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(g)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at October 31, 2025 amounted to $275,891,481, which represents approximately 3.52% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Arkansas Development Finance Authority	01/31/24 - 03/05/24	$12,135,593	$108.69
California Infrastructure & Economic Development Bank	02/21/25 - 09/17/25	114,918,735	80.00
City of Palos Heights	12/20/2024	1,210,000	97.72
City of Palos Heights	12/20/2024	8,540,885	88.16
State of Nevada Department of Business & Industry	02/21/25 - 09/23/25	192,739,986	80.00
		$329,545,199

(h)  Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.

(i)  When-issued security.

(j)  Zero coupon bond until next reset date.

(k)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2025.

(l)  Represents 7-day effective yield as of October 31, 2025.

(m)  Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AMT  — Alternative Minimum Tax

FHLMC  — Federal Home Loan Mortgage Corp.

GNMA  — Government National Mortgage Association

GO  — General Obligation

SOFR  — Secured Overnight Financing Rate

First Eagle Funds | Annual Report | October 31, 2025

First Eagle High Yield Municipal Fund | Schedule of Investments | October 31, 2025

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,287,831
Aggregate gross unrealized depreciation	(377,901,834)
Net unrealized depreciation	$(227,614,003)
Federal income tax cost of investments	$9,025,175,537

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 99.2%
Alabama — 1.7%
Baldwin County Industrial Development Authority, Novelis Corp., Revenue, AMT, Series 2025 A, 5.00%, 06/01/2032 (a)(b)(c)	10,000,000	10,293,616
Novelis Corp., Revenue, AMT, Series 2025 B, 4.63%, 06/01/2032 (a)(b)(c)	5,250,000	5,305,203
Chelsea Park Cooperative District, Special Assessment, Series 2018, 4.00%, 05/01/2028	225,000	220,805
Hoover Industrial Development Board, United States Steel Corp., Revenue, AMT, Series 2019, 5.75%, 10/01/2049	1,000,000	1,014,231
Houston County Health Care Authority, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2030	7,260,000	7,290,712
Lower Alabama Gas District (The), Revenue, Series 2020, 4.00%, 12/01/2025 (a)(b)	5,000	5,004
Walker County Economic & Industrial Development Authority, Alabama Power Co., Revenue, First Series, AMT, Series 2023, 4.00%, 11/03/2025 (b)(d)	2,315,000	2,315,000
		26,444,571
Alaska — 0.0% (e)
Alaska Industrial Development & Export Authority, Interior Alaska Natural Gas Utility, Revenue, Series 2020 A, 5.00%, 06/01/2028	715,000	741,727
American Samoa — 0.1%
American Samoa Economic Development Authority, Revenue, Refunding, Series 2015 A, 6.63%, 09/01/2035	100,000	100,200
Revenue, Series 2018, 7.13%, 09/01/2038 (c)	1,995,000	2,130,915
		2,231,115
Arizona — 1.1%
Arizona Industrial Development Authority, Benjamin Franklin Charter School Obligated Group, Revenue, Series 2023 A, 5.50%, 07/01/2058 (c)	1,500,000	1,445,817
Doral Academy of Northern Nevada Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 07/15/2028 (c)	200,000	198,061

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Arizona — 1.1% (continued)
Floreo at Teravalis Community Facilities District, Floreo at Teravalis Community Facilities District Special Assessment Dist No. 1, Special Assessment, Series 2025, 5.15%, 07/01/2035	1,129,000	1,167,468
Industrial Development Authority of the City of Phoenix Arizona (The), Freedom Academy, Inc., Revenue, Series 2016, 5.13%, 07/01/2036 (c)	1,000,000	965,805
Industrial Development Authority of the County of Pima (The), La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 5.75%, 11/15/2025 (c)	665,000	665,330
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 6.25%, 11/15/2035 (c)	1,000,000	1,099,692
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 A, 7.00%, 11/15/2057 (c)	1,235,000	1,328,495
La Posada at Park Centre, Inc. Obligated Group, Revenue, Series 2022 B-1, 6.63%, 05/15/2031 (c)	2,000,000	2,001,779
Leading Edge Academy Maricopa, Revenue, Pre-Refunded, Series 2013, 7.75%, 12/01/2043	1,025,000	1,028,374
plc Charter Schools, Revenue, Refunding, Series 2016, 5.25%, 12/01/2026 (c)	250,000	250,278
PLC Charter Schools, Revenue, Refunding, Series 2016, 6.00%, 12/01/2036 (c)	3,000,000	3,016,293
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Obligated Group, Revenue, Series 2018 A, 6.00%, 07/01/2052 (c)	3,330,000	3,360,360
Superstition Vistas Community Facilities District No. 1, Assessment Area 4, Special Assessment, Series 2024, 4.30%, 07/01/2034	125,000	121,999
		16,649,751
Arkansas — 0.6%
Arkansas Development Finance Authority, Revenue, Refunding, Series 2021, 3.00%, 07/01/2031	1,750,000	1,426,809
Batesville Public Facilities Board, White River Health System Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 06/01/2026	500,000	500,294

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Arkansas — 0.6% (continued)
White River Health System Obligated Group, Revenue, Refunding, Series 2020, 3.25%, 04/01/2032	25,000	22,686
Clarksville Public Educational Facilities Board, University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2029	195,000	201,324
University of the Ozarks, Revenue, Refunding, Series 2024 B, 5.25%, 08/01/2034	1,040,000	1,076,752
Pulaski County Public Facilities Board, Baptist Health Obligated Group, Revenue, Series 2014, 5.00%, 12/01/2042	5,530,000	5,533,102
		8,760,967
California — 6.6%
Alameda Community Facilities District, Community Facilities District No. 13-1, Special Tax, Series 2016, 5.00%, 09/01/2042	1,250,000	1,255,514
Antelope Valley Healthcare District, Obligated Group, Revenue, Refunding, Series 2016, 5.25%, 03/01/2036	40,000	40,151
California Health Facilities Financing Authority, Providence St. Joseph Health Obligated Group, Revenue, Series 2014 B, 5.00%, 10/01/2044	1,300,000	1,300,667
California Housing Finance Agency, Revenue, Series 2025 B, 4.35%, 02/01/2043 (f)(g)	3,000,000	3,007,410
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 A, 9.50%, 01/01/2035 (a)(b)(c)(h)	14,875,000	11,900,000
California Municipal Finance Authority, Santa Rosa Academy LLC, Revenue, Series 2015, 5.13%, 07/01/2035 (c)	1,355,000	1,355,244
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue, Series 2019 A, 6.25%, 07/01/2054 (c)	2,000,000	2,060,920
Fontana Jurupa Hills Project Area, Tax Allocation, Series 2025 B, 5.00%, 09/01/2033 (c)	1,920,000	1,957,365
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 5.38%, 06/01/2035 (c)	750,000	786,779
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-1, 6.75%, 07/01/2065 (c)	3,500,000	3,745,016

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
California — 6.6% (continued)
QSH/MB LLC, Revenue, Senior Lien, Series 2025 A-2, 6.50%, 07/01/2065 (c)	4,050,000	4,071,891
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/01/2035 (c)	1,000,000	1,000,074
Sycamore Creek Community Charter School, Revenue, Series 2025 A, 7.00%, 06/01/2040 (c)	3,305,000	3,360,053
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.25%, 12/01/2044	2,585,000	2,585,137
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.00%, 12/01/2036 (c)	9,795,000	9,850,347
Loma Linda University Medical Center Obligated Group, Revenue, Series 2016 A, 5.25%, 12/01/2056 (c)	16,320,000	16,213,246
Loma Linda University Medical Center Obligated Group, Revenue, Series 2018 A, 5.25%, 12/01/2048 (c)	1,500,000	1,504,082
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	200,000	204,186
City of Los Angeles Department of Airports, Revenue, AMT, ETM, Series 2016 A, 5.00%, 05/15/2026	10,000	10,082
Del Mar Race Track Authority, Revenue, Refunding, Series 2015, 5.00%, 10/01/2027	1,535,000	1,534,944
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 3.25%, 06/01/2029	300,000	286,493
Revenue, Series 2015 B, 3.38%, 06/01/2031	60,000	56,347
Revenue, Series 2015 B, 3.75%, 06/01/2035	745,000	690,966
Revenue, Series 2015 B, 4.00%, 06/01/2037	55,000	51,814
Revenue, Series 2015 B, 4.00%, 06/01/2045	295,000	241,465
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (g)	14,350,000	14,495,048
Silicon Valley Tobacco Securitization Authority, Revenue, Series 2007 A, 0.00%, 06/01/2036 (i)	32,500,000	18,073,750
		101,638,991

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Colorado — 3.6%
Aerotropolis Regional Transportation Authority, Revenue, Series 2024, 5.75%, 12/01/2054 (c)	5,000,000	5,049,300
City & County of Denver, United Airlines, Inc., Revenue, AMT, Refunding, Series 2017, 5.00%, 10/01/2032	36,550,000	36,550,223
City of Fruita, Lower Valley Hospital Association Obligated Group, Revenue, Refunding, Series 2017 A, 5.38%, 01/01/2033 (c)	5,400,000	5,486,557
Colorado Educational & Cultural Facilities Authority, Vega Collegiate Academy, Revenue, Series 2021 A, 5.00%, 02/01/2034 (c)	600,000	606,258
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Refunding, Series 2018 A-1, 4.25%, 09/15/2038	530,000	503,135
Eagle County Airport Terminal Corp., Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2033	5,450,000	5,530,038
Revenue, AMT, Refunding, Series B, 5.00%, 05/01/2037	1,000,000	1,008,097
Elbert County Independence Water & Sanitation District, Revenue, Refunding, Series 2024, 5.13%, 12/01/2033	1,009,000	1,046,292
Pueblo Urban Renewal Authority, City of Pueblo Sales Tax, Revenue, Series 2017, 5.00%, 06/01/2036	100,000	96,375
Town of Del Norte, Valley Citizens' Foundation for Health Care, Inc., Revenue, Refunding, Series 2024, 4.88%, 12/01/2034	795,000	800,736
		56,677,011
Connecticut — 0.4%
Connecticut Housing Finance Authority, Revenue, AMT, Refunding, Series 2020 E2, 1.70%, 11/15/2028	950,000	883,182
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2027 (c)	100,000	101,333
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2028 (c)	100,000	102,228
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2029 (c)	100,000	103,104

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Connecticut — 0.4% (continued)
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2030 (c)	400,000	412,552
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2032 (c)	575,000	592,124
Griffin Health Obligated Group, Revenue, Refunding, Series G-1, 5.00%, 07/01/2034 (c)	125,000	128,071
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2032	1,075,000	1,087,772
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2033	1,410,000	1,422,245
University of Hartford (The), Revenue, Refunding, Series N, 5.00%, 07/01/2034	1,365,000	1,372,884
		6,205,495
Delaware — 0.9%
Delaware State Economic Development Authority, NRG Energy, Inc., Revenue, Refunding, Series 2020 A, 4.00%, 10/01/2035 (a)(b)	14,000,000	14,129,444
District of Columbia — 1.0%
District of Columbia, Obligated Group, Revenue, Series 2024 A, 5.63%, 06/01/2044	1,000,000	1,010,986
District of Columbia Water & Sewer Authority, Revenue, Series 2025 C-1, 3.95%, 11/03/2025 (b)(d)	1,000,000	1,000,000
Metropolitan Washington Airports Authority Aviation, Revenue, AMT, Refunding, Series 2021 A, 4.00%, 10/01/2037	1,500,000	1,506,193
Revenue, AMT, Refunding, Series A, 4.00%, 10/01/2035	10,635,000	10,655,532
		14,172,711
Florida — 14.0%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue, Series A, 5.00%, 12/01/2044	475,000	475,160
Alachua County Housing Finance Authority, Woodland Park II LLC, Revenue, Series 2025 B, 4.90%, 07/01/2028 (a)(b)(c)	1,850,000	1,858,570
Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 05/01/2031	220,000	224,677

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 14.0% (continued)
Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021 A-1, 2.75%, 05/01/2031	2,745,000	2,614,121
Babcock Ranch Community Independent Special District, Assessments, Special Assessment, Series 2022, 4.25%, 05/01/2032	15,000	15,175
Assessments, Special Assessment, Series 2024, 4.30%, 05/01/2031 (c)	1,000,000	1,010,216
Babcock Ranch Community Independent Special District Assessment Area 1, Special Assessment, Series 2015, 5.25%, 11/01/2046	3,460,000	3,460,564
Balm Grove Community Development District, Special Assessment, Series 2022, 3.63%, 11/01/2032	1,290,000	1,254,758
Beach Road Golf Estates Community Development District, Beach Road Golf Estates Cmnty Development District Series 2015 Special Assmnt, Special Assessment, Series 2015, 5.00%, 11/01/2036	125,000	125,065
Bridle Creek Community Development District, Special Assessment, Series 2025, 5.15%, 05/01/2035	1,790,000	1,827,671
Capital Projects Finance Authority, Trilogy Community Development Foundation, Inc. Obligated Group, Revenue, Series 2025 A, 6.00%, 01/01/2035 (c)	1,500,000	1,533,562
Capital Trust Agency, Inc., Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (c)	500,000	485,326
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027 (c)	425,000	416,312
Capital Trust Authority, Revenue, AMT, Series 2024 A, 6.88%, 12/01/2044 (c)	3,500,000	3,500,237
Academir Charter Schools, Inc., Revenue, Series 2025 A, 5.00%, 07/01/2035 (c)	2,265,000	2,285,683
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue, AMT, Series 2025, 5.13%, 10/01/2035	685,000	706,650
Connerton East Community Development District, Assessment Area 2, Special Assessment, Series 2025, 4.65%, 06/15/2035	200,000	207,362

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 14.0% (continued)
County of Miami-Dade, Aviation, Revenue, AMT, Refunding, Series 2015 A, 5.00%, 10/01/2038	1,000,000	1,001,346
County of Palm Beach, Palm Beach Atlantic University, Inc., Revenue, Series 2025 A, 5.50%, 10/01/2035 (c)	1,600,000	1,769,062
Palm Beach Atlantic University, Inc., Revenue, Series 2025 B, 6.50%, 10/01/2035 (c)	500,000	542,989
Provident Group-PBAU Properties LLC, Revenue, Series 2019 A, 5.00%, 04/01/2029 (c)	720,000	731,639
Crossings Community Development District, Area 2, Special Assessment, Series 2024, 4.75%, 05/01/2031	260,000	264,012
Crosswinds East Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	210,000	212,202
East Nassau Stewardship District, Wildlight Village Phase 3, Special Assessment, Series 2024, 4.70%, 05/01/2031	840,000	851,970
Edgewater East Community Development District, Assessment Area 2, Special Assessment, Series 2022, 3.38%, 05/01/2032	1,975,000	1,924,995
Epperson North Community Development District, Assessment Area 1, Special Assessment, Series 2018 A-1, 5.75%, 11/01/2049 (c)	995,000	1,018,958
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(b)(c)	28,375,000	13,336,250
AAF Operations Holdings LLC, Revenue, AMT, Series 2024 A, 10.00%, 07/15/2028 (a)(b)(c)	15,750,000	7,402,500
Assistance Unlimited, Inc., Revenue, Refunding, Series 2022, 5.00%, 08/15/2032 (c)	410,000	409,487
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 06/15/2026 (a)(b)(c)	55,960,000	46,726,600
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2036	6,675,000	5,573,625
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2037	3,500,000	2,922,500
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.00%, 07/01/2041	1,500,000	1,252,500
GFL Solid Waste Southeast LLC, Revenue, AMT, Series 2024 A, 4.38%, 10/01/2031 (a)(b)(c)	8,000,000	8,119,870

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 14.0% (continued)
Southwest Charter Foundation Bonita Springs & Collier Charter Obligated Group, Revenue, Series A, 6.00%, 06/15/2037 (c)	1,075,000	1,083,683
Waste Pro USA, Inc., Revenue, AMT, Series 2019, 5.00%, 05/01/2029 (c)	140,000	141,392
Waste Pro USA, Inc., Revenue, AMT, Series 2021, 3.00%, 06/01/2032	10,520,000	9,618,801
Florida Local Government Finance Commission, BridgePrep Academy, Inc. Series 2025 Obligated Group, Revenue, Series 2025 A, 5.00%, 06/15/2035 (c)	7,370,000	7,628,802
Orlando Lutheran Towers, Inc. Obligated Group, Revenue, Series 2025 A, 5.25%, 07/01/2038 (c)	2,070,000	2,152,993
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 5.50%, 11/15/2035 (c)	1,000,000	1,046,346
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment, AMT, Series 2024, 4.50%, 05/01/2031	265,000	269,330
Golden Gem Community Development District, Special Assessment, Series 2024, 5.15%, 05/01/2031	535,000	549,380
Gracewater Sarasota Community Development District, Assessments, Special Assessment, Series 2021, 2.95%, 05/01/2031	500,000	465,478
Greater Orlando Aviation Authority, JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2026	3,495,000	3,496,371
JetBlue Airways Corp., Revenue, AMT, Refunding, Series 2013, 5.00%, 11/15/2036	7,740,000	7,740,708
Greenbriar Community Development District, Assessment Area No. 1, Special Assessment, Series 2025, 4.80%, 05/01/2032	410,000	418,611
Harmony Community Development District, Harmony Community Development District Series 2001 Assessment, Special Assessment, Refunding, Series 2014, 5.25%, 05/01/2032	2,500,000	2,500,292
Highlands County Health Facilities Authority, AdventHealth Obligated Group, Revenue, Series 2025 C, 3.90%, 11/03/2025 (b)(d)	11,000,000	11,000,000

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 14.0% (continued)
Hills of Minneola Community Development District, South Parcel Assessment Area, Special Assessment, Series 2020, 4.00%, 05/01/2040 (c)	3,650,000	3,378,835
Kings Creek I Community Development District, Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2030	300,000	303,957
Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2036	455,000	473,304
Kingston One Community Development District, Assessment Area 1, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,590,000	2,714,619
Lakes of Sarasota Community Development District 2, Special Assessment, Series B, 5.20%, 05/01/2035	3,025,000	3,120,679
Lakewood Ranch Stewardship District, Special Assessment, Series 2016, 5.00%, 05/01/2036	730,000	733,836
Assessment Azario, Special Assessment, Series 2020 A, 3.75%, 05/01/2040	525,000	489,078
Assessment Lorraine Lakes, Special Assessment, Series 2020, 3.63%, 05/01/2040 (c)	1,075,000	968,904
Assessment Northeast Sector Phase 2A, Special Assessment, Series 2019, 3.85%, 05/01/2039	555,000	515,234
Assessment Northeast Sector Project Phase 2B, Special Assessment, Refunding, Series 2020, 3.75%, 05/01/2040 (c)	2,100,000	1,941,409
Assessment Star Farms Phase 1/2, Special Assessment, Series 2021, 3.00%, 05/01/2041	685,000	569,676
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2030	1,710,000	1,785,027
Assessments, Special Assessment, Series 2025, 5.00%, 05/01/2035	2,795,000	2,909,222
Lakewood Ranch Stewardship District Series 2024 Assessment, Special Assessment, Series 2024, 5.25%, 05/01/2044	580,000	589,565
LTC Ranch West Residential Community Development District, Assessment Area 4, Special Assessment, Refunding, Series 2024 AA-4, 4.75%, 05/01/2031	300,000	304,020

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 14.0% (continued)
LTC Ranch West Residential Cmnty Development Dist 2021B Assmnt Area Spl Assmnt, Special Assessment, Series 2021 B, 3.25%, 05/01/2031	1,320,000	1,270,499
Marion Ranch Community Development District, Special Assessment, Series 2024, 5.10%, 05/01/2031	210,000	214,525
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2031	1,605,000	1,583,140
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.13%, 07/01/2038	4,090,000	3,879,614
Miami-Dade County Expressway Authority, Revenue, Refunding, Series 2010 A, 5.00%, 07/01/2040	1,940,000	1,948,230
Miami-Dade County Industrial Development Authority, Miami Community Charter School, Revenue, Refunding, Series 2020 A, 4.25%, 06/01/2030 (c)	485,000	478,171
Midtown Miami Community Development District, Midtown Miami Community Development District Series 2014 Special Assessment, Special Assessment, Refunding, Series 2014 B, 5.00%, 05/01/2037	1,000,000	1,000,420
Osceola Chain Lakes Community Development District, Assessments, Special Assessment, Series 2020, 3.50%, 05/01/2030	350,000	339,006
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Series 2004 B, 4.00%, 11/15/2034	15,000	14,873
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 C, 5.00%, 05/15/2028	20,000	20,006
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2032	20,000	20,213
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 B, 5.00%, 05/15/2035	4,665,000	4,703,309
Palm Coast 145 Community Development District, Special Assessment, Series 2025 B, 6.25%, 05/01/2035 (c)	6,000,000	6,198,694
Palm Coast Park Community Development District, Sawmill Branch — Phase 7, Special Assessment, Series 2024, 4.38%, 05/01/2031	200,000	201,312

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 14.0% (continued)
Peace Crossing Community Development District, Assessment Area 1, Special Assessment, Series 2024, 5.00%, 05/01/2031	760,000	767,712
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	1,220,000	1,220,418
Saltleaf Community Development District, Assessments, Special Assessment, Series 2024, 6.00%, 05/01/2056	1,000,000	1,019,946
Sarasota County Health Facilities Authority, Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 01/01/2031	25,000	25,210
Silverlake Community Development District, Assessment Area 2, Special Assessment, Series 2024, 4.50%, 05/01/2031	350,000	350,616
Southern Groves Community Development District No. 5, Assessment Area, Special Assessment, Refunding, Series 2019, 3.25%, 05/01/2029	185,000	180,932
St Johns County Industrial Development Authority, Life Care Ponte Vedra Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 12/15/2025	180,000	179,814
Sunrise Community Development District, Sunrise Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 4.50%, 05/01/2035 (c)	880,000	874,519
Terra Lago Community Development District, Assessment Area 1, Special Assessment, Series 2025, 4.50%, 05/01/2032	650,000	662,300
Terreno Community Development District, Terreno Community Development District Series 2025 Assessment Area, Special Assessment, Series 2025, 4.55%, 05/01/2032	375,000	383,255
Tuckers Pointe Community Development District, Master Infrastructure Project, Special Assessment, Series 2022, 3.63%, 05/01/2032	4,500,000	4,407,121
Verandah East Community Development District, Verandah East Community Development District Series 2016 Special Assessment, Special Assessment, Refunding, Series 2016, 3.75%, 05/01/2026	5,000	4,986

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 14.0% (continued)
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035	35,000	35,159
West Villages Improvement District, Assessment Area 1, Special Assessment, Series 2025, 4.75%, 05/01/2032 (f)	4,250,000	4,257,190
Woodland Crossing Community Development District, Woodland Crossing Community Development District Series 2025 Special Assessment, Special Assessment, Series 2025, 4.88%, 05/01/2030 (c)	410,000	418,852
Yarborough Lane Community Development District, Yarborough Lane Community Development District Series 2024 Special Assessment, Special Assessment, Series 2024, 4.75%, 05/01/2031	250,000	252,986
		221,884,194
Georgia — 1.5%
Atlanta Development Authority (The), City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-1, 5.00%, 04/01/2034 (c)	8,250,000	8,421,453
City of Atlanta Westside Tax Allocation District Gulch Area, Tax Allocation, Series 2024 A-2, 5.50%, 04/01/2039 (c)	2,850,000	2,928,026
City of Atlanta Westside Tax Allocation District Gulch Area, Revenue, Series 2024-1, Class A, 0.00%, 12/15/2048 (c)(j)	1,000,000	891,311
PRG — CAU Properties LLC, Revenue, Series 2025 A, 5.25%, 07/01/2040 (c)	1,000,000	1,023,584
City of Atlanta, Water & Wastewater, Revenue, Refunding, Series 2015, 5.00%, 11/01/2040	5,000,000	5,005,876
Development Authority of Burke County (The), Georgia Power Co., Revenue, Refunding, Series 2018, 3.95%, 11/03/2025 (b)(d)	1,750,000	1,750,000
Development Authority of Cobb County (The), Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior Lien, Series 2014 C, 5.00%, 07/15/2029	235,000	235,139
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (c)	400,000	396,879

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Georgia — 1.5% (continued)
George L Smith II Congress Center Authority, Signia Hotel Management LLC, Revenue, Series 2021 B, 3.63%, 01/01/2031 (c)	1,170,000	1,132,828
Signia Hotel Management LLC, Revenue, Series 2021 B, 5.00%, 01/01/2036 (c)	2,500,000	2,555,088
Main Street Natural Gas, Inc., Revenue, Series 2022 C, 4.00%, 11/01/2027 (a)(b)(c)	500,000	502,837
		24,843,021
Guam — 0.1%
Territory of Guam, Revenue, Refunding, Series 2015 D, 5.00%, 11/15/2029	525,000	525,358
Revenue, Refunding, Series 2015 D, 5.00%, 11/15/2031	685,000	685,467
Revenue, Refunding, Series 2015 D, 5.00%, 11/15/2034	1,000,000	1,000,681
		2,211,506
Hawaii — 0.1%
State of Hawaii Department of Budget & Finance, Hawai`i Pacific University, Revenue, Refunding, Series 2024, 5.00%, 07/01/2039 (c)	1,500,000	1,469,215
Idaho — 0.1%
Spring Valley Community Infrastructure District No. 1, Assessment Area 2, Special Assessment, Series 2024, 6.25%, 09/01/2053 (c)	2,000,000	2,051,553
Illinois — 10.6%
Chicago Board of Education, GO, Series 2015 C, 5.25%, 12/01/2035	2,000,000	1,999,964
GO, Series 2015 C, 5.25%, 12/01/2039	120,000	118,228
GO, Refunding, Series 2016 A, 7.00%, 12/01/2044	43,000,000	43,109,555
GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (c)	20,700,000	21,500,374
GO, Refunding, Series 2021 B, 5.00%, 12/01/2036	150,000	149,438
GO, Refunding, Series B, 7.00%, 12/01/2042 (c)	6,250,000	6,495,201
Chicago O'Hare International Airport, Revenue, Senior Lien, AMT, Refunding, Series 2018 A, 5.00%, 01/01/2039	3,140,000	3,228,881
TrIPs Obligated Group, Revenue, AMT, Series 2018, 5.00%, 07/01/2048	11,005,000	11,005,244
City of Calumet City, GO, Series 2023 B, 4.50%, 03/01/2037	600,000	577,512

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Illinois — 10.6% (continued)
City of Chicago, GO, Series 2025 A, 6.00%, 01/01/2050	3,000,000	3,146,950
GO, Series 2025 F, 6.00%, 01/01/2042	1,475,000	1,604,178
Waterworks, Revenue, Second Lien, Refunding, Series 2004, 5.00%, 11/01/2025	190,000	190,000
City of Harvey, GO, Refunding, Series 2023 A, 4.00%, 01/01/2028	265,000	256,517
County of Cook, Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	2,000,000	2,013,851
Illinois Finance Authority, Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (c)	580,000	579,408
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2030	1,000,000	973,885
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	10,000	8,954
Benedictine University, Revenue, Refunding, Series 2021, 5.00%, 10/01/2030	1,300,000	1,266,050
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2035	800,000	769,105
Bradley University, Revenue, Refunding, Series 2021 A, 4.00%, 08/01/2036	775,000	739,641
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2019, 5.00%, 09/01/2027	1,170,000	1,184,501
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 5.13%, 10/01/2035 (c)	700,000	721,871
Chicago Theatre Group, Inc., Revenue, Refunding, Series 2025 A, 6.00%, 10/01/2045 (c)	1,000,000	1,019,934
Columbia College Chicago, Revenue, Series 2019, 5.00%, 12/01/2029	2,055,000	2,058,955
Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038	200,000	200,347
Illinois Wesleyan University, Revenue, Refunding, Series 2016, 3.00%, 09/01/2030	1,500,000	1,443,248
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 4.00%, 05/15/2035	295,000	291,795
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 05/15/2035	250,000	250,058

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Illinois — 10.6% (continued)
LRS Holdings LLC, Revenue, AMT, Series 2023 B, 7.38%, 09/01/2033 (a)(b)(c)	5,000,000	5,688,621
Mercy Health Corp. Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 12/01/2046	2,500,000	2,505,865
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.50%, 05/15/2047	1,000,000	1,053,417
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.63%, 05/15/2052	285,000	299,455
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	850,000	890,967
Rosalind Franklin University of Medicine and Science, Revenue, Series 2025, 5.25%, 08/01/2035 (c)	5,000,000	5,114,431
Rush Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 11/15/2038	5,000,000	5,002,392
Washington and Jane Smith Community — Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2026	465,000	461,405
Westminster Village, Inc. Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 05/01/2038	25,000	24,869
Illinois State Toll Highway Authority, Revenue, Series 2014 C, 5.00%, 01/01/2037	5,810,000	5,817,164
Revenue, Series 2014 C, 5.00%, 01/01/2038	3,000,000	3,003,450
Revenue, Series 2015 A, 5.00%, 01/01/2036	1,900,000	1,902,500
Southwestern Illinois Development Authority, United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	210,000	210,090
State of Illinois, GO, Series 2025 E, 5.00%, 09/01/2044 (g)	15,000,000	15,527,694
Upper Illinois River Valley Development Authority, Northern Kane Educational Corp., Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2037 (c)	1,000,000	985,663
Village of Bridgeview, GO, Refunding, Series 2015 A, 5.00%, 12/01/2030	90,000	90,034
GO, Refunding, Series 2015 A, 5.63%, 12/01/2041	2,175,000	2,175,110
Village of Lincolnwood Il, North Lincoln Redevelopment Project Area, COP, Series 2025 B, 5.75%, 12/01/2043 (c)	500,000	506,840

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Illinois — 10.6% (continued)
Village of Rantoul, Evans Road Redevelopment Area, Tax Allocation, Refunding, Series 2024, 5.25%, 12/01/2033 (c)	400,000	406,003
Village of Romeoville, Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2036	505,000	505,093
Lewis University, Revenue, Refunding, Series 2018 B, 5.00%, 10/01/2039	4,665,000	4,664,937
Western Illinois Economic Development Authority, Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.13%, 06/01/2027	200,000	195,807
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.25%, 06/01/2028	755,000	733,001
Memorial Hospital Association, Revenue, Refunding, Series 2016, 3.50%, 06/01/2029	365,000	353,296
Memorial Hospital Association, Revenue, Refunding, Series 2016, 4.00%, 06/01/2033	680,000	645,634
		165,667,383
Indiana — 1.3%
City of Valparaiso, Lutheran University Association, Inc. (The), Revenue, Series 2025 B, 9.50%, 10/01/2035 (c)	4,000,000	3,924,688
Indiana Finance Authority, Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.13%, 07/01/2037	6,190,000	5,843,150
Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	950,000	818,832
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 10/01/2032	1,000,000	999,992
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	15,000	12,645
Good Samaritan Hospital Obligated Group, Revenue, Series 2016 A, 5.50%, 04/01/2041	4,555,000	4,572,543
Hanover College, Revenue, Series 2013, 4.25%, 05/01/2033	25,000	23,866
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.00%, 10/01/2031	45,000	41,180
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 4.00%, 10/01/2032	45,000	43,271

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Indiana — 1.3% (continued)
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	10,000	8,966
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2021, 4.00%, 10/01/2035	25,000	23,102
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.25%, 07/01/2028 (c)	500,000	502,649
Rock Creek Community Academy, Inc., Revenue, Series 2018 A, 5.88%, 07/01/2038 (c)	540,000	543,175
United States Steel Corp., Revenue, AMT, Series 2012, 5.75%, 08/01/2042	165,000	165,069
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc. Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 01/01/2029	800,000	801,608
		18,324,736
Iowa — 0.7%
City of Coralville, Revenue, Refunding, Series 2016 A, 3.75%, 05/01/2036	60,000	50,048
COP, Series 2016 E, 4.00%, 06/01/2029	900,000	868,324
COP, Series 2016 E, 4.00%, 06/01/2031	1,500,000	1,418,896
Crawford County Memorial Hospital, Inc., Revenue, Series 2024, 5.00%, 06/15/2027	1,000,000	1,005,430
Delaware County Memorial Hospital, Revenue, Series 2025, 4.40%, 12/01/2027	285,000	288,184
Revenue, Series 2025, 5.00%, 12/01/2033	195,000	204,195
Revenue, Series 2025, 5.10%, 12/01/2034	430,000	449,510
Iowa Finance Authority, Howmet Aerospace, Inc., Revenue, Series 2012, 4.75%, 08/01/2042	4,000,000	3,999,973
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2023 B, 6.60%, 05/15/2028	460,000	478,905
		8,763,465
Kansas — 1.8%
City of Derby, STAR Bond District, Revenue, Series 2022, 5.00%, 09/01/2042	1,375,000	1,375,205

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Kansas — 1.8% (continued)
City of Hutchinson, Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2027	100,000	100,023
Hutchinson Regional Medical Center Obligated Group, Revenue, Series 2016, 5.00%, 12/01/2041	300,000	271,524
City of Lenexa, Lakeview Village, Inc., Revenue, Refunding, Series 2018 A, 5.00%, 05/15/2027	135,000	135,798
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2018 I, 5.00%, 05/15/2033	135,000	135,586
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2024 VIII, 5.25%, 05/15/2039	1,580,000	1,579,329
Presbyterian Manors Obligated Group, Revenue, Refunding, Series III-2019, 3.75%, 05/15/2034	535,000	494,621
Wyandotte County-Kansas City Unified Government, Tax Allocation, Refunding, Series 2022, 5.75%, 03/01/2041 (c)	17,000,000	17,613,663
Sales Tax, Revenue, Series 2015 A, 5.00%, 09/01/2027	645,000	645,017
Sales Tax, Tax Allocation, Refunding, Series 2022, 5.75%, 09/01/2039 (c)	5,000,000	5,212,677
Wyandotte County-Kansas City Unified Government Sales Tax, Revenue, Series 2015 A, 5.75%, 09/01/2032	350,000	335,931
		27,899,374
Kentucky — 0.1%
City of Campbellsville, Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.50%, 03/01/2028	10,000	9,992
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 4.75%, 03/01/2029	60,000	60,009
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.00%, 03/01/2030	25,000	25,009
Campbellsville University, Inc., Revenue, Refunding, Series 2013 A, 5.13%, 03/01/2033	40,000	40,016
Louisville/Jefferson County Metropolitan Government, Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2031	2,000,000	1,973,548

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Kentucky — 0.1% (continued)
Bellarmine University, Inc., Revenue, Refunding, Series 2017 A, 4.00%, 05/01/2029	200,000	191,850
		2,300,424
Louisiana — 0.2%
Calcasieu Parish Memorial Hospital Service District, Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2034	2,000,000	2,038,463
Louisiana Local Government Environmental Facilities & Community Development Authority, Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2026	390,000	388,734
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2027	410,000	402,031
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2028	430,000	415,647
Glen Retirement System Obligated Group, Revenue, Series 2019 A, 5.00%, 01/01/2029	450,000	429,095
Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2039 (c)	100,000	93,472
		3,767,442
Maine — 0.1%
Finance Authority of Maine, Casella Waste Systems, Inc., Revenue, AMT, Series 2015 R-3, 5.00%, 08/01/2035 (c)	2,000,000	2,065,362
Maryland — 0.9%
City of Baltimore, Baltimore Hotel Corp., Revenue, Refunding, Series 2017, 5.00%, 09/01/2033	1,105,000	1,121,443
County of Frederick, Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (c)	740,000	737,786
County of Prince George's, Collington Episcopal Life Care Community, Inc., Revenue, Refunding, Series 2017, 5.25%, 04/01/2037	2,500,000	2,505,007
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (c)	1,200,000	1,215,118
Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.25%, 07/01/2048 (c)	2,000,000	2,004,779

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Maryland — 0.9% (continued)
Maryland Health & Higher Educational Facilities Authority, Goucher College, Revenue, Refunding, Series 2017 A, 5.00%, 07/01/2037	1,600,000	1,609,365
TidalHealth Obligated Group, Revenue, Series 2020 A, 4.00%, 07/01/2036	2,825,000	2,848,252
Prince George's County Revenue Authority, County of Prince George's MD Suitland-Naylor Road Development District, Tax Allocation, Series 2016, 5.00%, 07/01/2046 (c)	2,000,000	2,000,033
		14,041,783
Massachusetts — 2.0%
Massachusetts Development Finance Agency, Ascentria Care Alliance Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/01/2031 (c)	280,000	282,496
Boston Medical Center Corp. Obligated Group, Revenue, Refunding, Series 2016 E, 5.00%, 07/01/2033	5,000,000	5,040,210
Boston Medical Center Corp. Obligated Group, Revenue, Series 2017 F, 5.00%, 07/01/2030	1,475,000	1,508,004
Care Communities LLC Obligated Group, Revenue, Series 2025 A-1, 5.50%, 07/15/2035 (c)	3,300,000	3,371,518
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2032	5,630,000	5,641,680
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2034	2,835,000	2,841,784
Emmanuel College, Revenue, Refunding, Series 2016 A, 5.00%, 10/01/2035	6,375,000	6,389,150
Lawrence General Hospital Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2028	675,000	664,408
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2030	465,000	474,684
Salem Community Corp. Obligated Group, Revenue, Refunding, Series 2022, 5.00%, 01/01/2031	485,000	495,707
Simmons University, Revenue, Refunding, Series K-1, 5.00%, 10/01/2027	25,000	24,949
Simmons University, Revenue, Series K-1, 4.13%, 10/01/2032	35,000	32,788

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Massachusetts — 2.0% (continued)
Southcoast Health System Obligated Group, Revenue, Series 2013 F, 5.00%, 07/01/2027	25,000	25,026
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2034	1,690,000	1,711,099
Suffolk University, Revenue, Refunding, Series 2017, 5.00%, 07/01/2035	1,480,000	1,495,811
		29,999,314
Michigan — 0.4%
Flint Hospital Building Authority, Hurley Medical Center, Revenue, Series 2013 B, 4.75%, 07/01/2028	750,000	749,113
Hurley Medical Center, Revenue, Refunding, Series 2020, 5.00%, 07/01/2026	500,000	501,177
Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	790,000	783,980
Michigan Finance Authority, Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2033	40,000	29,669
Albion College, Revenue, Refunding, Series 2022, 5.00%, 12/01/2036	1,000,000	710,078
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	406,455
Presbyterian Villages of Michigan Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2025	4,902	4,900
Michigan Strategic Fund, Friendship Village of Kalamazoo Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 08/15/2031 (c)	515,000	511,076
Township of Cannon, GO, Series 2016, 3.00%, 11/01/2025	20,000	20,000
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue, AMT, Refunding, Series F, 5.00%, 12/01/2033	3,000,000	3,005,057
		6,721,505
Minnesota — 0.6%
City of Landfall Village, Pines of Richfield LLC (The), Revenue, Series 2024, 4.75%, 08/01/2029	205,000	205,328

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Minnesota — 0.6% (continued)
Pines of Richfield LLC (The), Revenue, Series 2024, 4.80%, 08/01/2030	215,000	215,801
Pines of Richfield LLC (The), Revenue, Series 2024, 4.85%, 08/01/2031	225,000	225,924
Pines of Richfield LLC (The), Revenue, Series 2024, 4.90%, 08/01/2032	235,000	236,214
Pines of Richfield LLC (The), Revenue, Series 2024, 5.00%, 08/01/2033	250,000	251,312
City of Moorhead, Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2034	1,155,000	1,155,626
Concordia College, Revenue, Refunding, Series 2016, 5.00%, 12/01/2040	1,350,000	1,350,240
City of Shakopee, Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 4.45%, 11/01/2035	1,335,000	1,339,748
Benedictine Living Community of Shakopee LLC Obligated Group, Revenue, Refunding, Series 2025, 5.13%, 11/01/2040	1,815,000	1,824,965
Dakota County Community Development Agency, Sanctuary at West St. Paul (The), Revenue, Series 2015, 6.00%, 08/01/2035	1,500,000	1,180,476
		7,985,634
Mississippi — 0.8%
City of Jackson, GO, Refunding, Series 2021, 5.00%, 03/01/2027	920,000	933,521
County of Tunica, Revenue, Refunding, Series 2019, 6.00%, 10/01/2040	4,400,000	4,541,144
Harrison County Utility Authority, Revenue, Refunding, Series 2020 A, 1.50%, 07/01/2030 (c)	3,500,000	2,994,429
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue, Series 2010 G, 3.90%, 11/03/2025 (b)(d)	1,150,000	1,150,000
Chevron USA, Inc., Revenue, Series 2010 L, 3.90%, 11/03/2025 (b)(d)	100,000	100,000
Mississippi Development Bank, City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2027	40,000	39,015
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2028	170,000	162,719

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Mississippi — 0.8% (continued)
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2029	295,000	277,632
City of Jackson, Revenue, Refunding, Series 2013 A, 3.13%, 03/01/2030	180,000	165,547
City of Jackson, Revenue, Refunding, Series 2013 A, 3.25%, 03/01/2036	320,000	252,514
Natchez-Adams School District, GO, Series 2020, 2.13%, 03/01/2027	430,000	411,882
GO, Series 2020, 2.00%, 03/01/2031	175,000	150,869
Revenue, Series 2020, 2.38%, 02/01/2036	30,000	23,040
		11,202,312
Missouri — 1.0%
County of Boone, Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2028	1,000,000	960,743
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2029	1,525,000	1,443,372
Boone County Hospital, Revenue, Refunding, Series 2016, 5.00%, 08/01/2030	1,300,000	1,215,451
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2033	2,470,000	2,092,565
Grindstone Plaza Transportation Development District, Revenue, Series 2006 A, 5.40%, 10/01/2026	25,000	25,024
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2034	4,345,000	4,231,504
Maryville University of St. Louis, Revenue, Refunding, Series 2020 A, 4.00%, 06/15/2038	4,545,000	4,240,366
Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	150,000	150,061
St Louis County Industrial Development Authority, Friendship Village St Louis Obligated Group, Revenue, Series 2013 A, 5.50%, 09/01/2033	915,000	915,287
		15,274,373
Montana — 0.0% (e)
City of Great Falls, Downtown Urban Renewal District, Tax Allocation, Series 2021, 3.00%, 07/01/2035	1,005,000	872,685

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Montana — 0.0% (e) (continued)
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2035	75,000	70,241
		942,926
Nebraska — 0.1%
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital Obligated Group, Revenue, Series 2014, 5.00%, 05/15/2036	1,500,000	1,500,479
Nevada — 2.7%
City of Las Vegas, Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	520,000	520,549
Special Improvement District No. 816, Special Assessment, Series 2021, 2.75%, 06/01/2031	220,000	202,325
City of Sparks, Special Improvement District No. 1, Special Assessment, Series 2024, 5.00%, 06/01/2044	400,000	402,613
Las Vegas Redevelopment Agency, Las Vegas Redevelopment Agency Redevelopment Area 1, Tax Allocation, Refunding, Series 2016, 5.00%, 06/15/2045	5,000,000	5,003,831
State of Nevada Department of Business & Industry, Desertxpress Enterprises LLC, Revenue, AMT, Series 2025 A, 9.50%, 01/01/2033 (a)(b)(c)(h)	46,190,000	36,952,000
		43,081,318
New Hampshire — 3.8%
New Hampshire Business Finance Authority, Revenue, Series 2024, 5.38%, 12/01/2031 (c)	2,400,000	2,406,455
Revenue, Series 2024, 5.88%, 12/15/2032 (c)	2,526,000	2,528,192
Revenue, Series 2024, 0.00%, 12/01/2034 (c)(i)	22,000,000	12,338,262
Revenue, Series 2024, 5.38%, 12/15/2035 (c)	3,900,000	3,902,476
Revenue, Series 2025, 0.00%, 12/15/2032 (c)(i)	9,429,000	6,011,329
Revenue, Series 2025, 0.00%, 12/15/2033 (c)(i)	13,000,000	8,071,584
Brazoria County Municipal Utility District No. 83, Revenue, Series 2024, 5.30%, 12/01/2032 (c)	272,000	272,887
Christian Health Care Center Obligated Group, Revenue, Series 2019 A, 5.25%, 07/01/2039 (c)	5,410,000	5,436,224

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New Hampshire — 3.8% (continued)
Travis County Municipal Utility District No. 22, Revenue, Series 2025, 0.00%, 12/01/2031 (c)(i)	23,995,000	16,297,438
Waller County Municipal Utility District No. 38, Revenue, Series 2024, 0.00%, 04/01/2032 (c)(i)	1,517,000	1,023,237
		58,288,084
New Jersey — 3.1%
City of Atlantic City, GO, Refunding, Series 2013, 5.00%, 12/01/2025	45,000	44,977
GO, Refunding, Series 2013, 5.00%, 12/01/2027	10,000	9,921
New Jersey Economic Development Authority, Advanced Schools, Inc., Revenue, Series 2025, 5.00%, 11/01/2045	675,000	674,582
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.38%, 01/01/2035 (c)	21,000,000	21,812,108
DRP Urban Renewal 4 LLC, Revenue, AMT, Series 2025, 6.63%, 01/01/2045 (c)	12,250,000	12,733,251
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 4.75%, 10/01/2028 (c)	800,000	794,686
Marion P Thomas Charter School, Inc., Revenue, Series 2018 A, 5.00%, 10/01/2033 (c)	1,000,000	996,086
United Airlines, Inc., Revenue, AMT, Series 1999, 5.25%, 09/15/2029	175,000	175,001
United Airlines, Inc., Revenue, AMT, Refunding, Series 2012, 5.75%, 09/15/2027	1,800,000	1,800,011
United Airlines, Inc., Revenue, AMT, Series B, 5.63%, 11/15/2030	2,390,000	2,390,014
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	25,000	22,117
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.50%, 07/01/2031	35,000	30,574
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2032	395,000	369,010
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2033	415,000	382,337

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New Jersey — 3.1% (continued)
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2035	1,185,000	1,066,720
New Jersey Health Care Facilities Financing Authority, St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.00%, 07/01/2032	50,000	46,726
St Joseph's Healthcare System Obligated Group, Revenue, Refunding, Series 2016, 3.13%, 07/01/2033	150,000	139,532
New Jersey Housing & Mortgage Finance Agency, Revenue, AG Insured, Series 2004 A, 4.70%, 11/01/2025	10,000	10,000
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage, Revenue, Refunding, Series 2018 A, 3.75%, 10/01/2035	3,775,000	3,784,670
		47,282,323
New Mexico — 0.0% (e)
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Obligated Group, Revenue, Series 2019 A, 5.00%, 07/01/2034	415,000	415,657
New York — 9.5%
Allegany County Capital Resource Corp., Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2026	170,000	169,264
Houghton College, Revenue, Refunding, Series 2022 A, 5.00%, 12/01/2032	1,385,000	1,364,863
Build NYC Resource Corp., Inc., Revenue, AMT, Refunding, Series 2014, 5.00%, 01/01/2035 (c)	12,900,000	12,911,676
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045 (c)	3,780,000	3,730,715
WHIN Music Community Charter School, Revenue, Series 2022 A, 6.50%, 07/01/2052 (c)	1,500,000	1,482,493
City of Glens Falls, Revenue, Series 2011, 5.00%, 06/15/2026	650,000	650,392
City of New York, GO, Series 2020 B SUB B-3, 3.90%, 11/03/2025 (b)(d)	6,200,000	6,200,000
GO, Series 2021 2, 3.90%, 11/07/2025 (b)(d)	8,375,000	8,375,000

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New York — 9.5% (continued)
County of Sullivan, Improvement Districts Service Fee, Special Assessment, Series E-1, 4.85%, 11/01/2031 (c)	100,000	101,124
Dobbs Ferry Local Development Corp., Mercy University, Revenue, Series 2014, 5.00%, 07/01/2039	20,000	20,012
Dutchess County Local Development Corp., Nuvance Health Obligated Group, Revenue, Series 2016 B, 3.00%, 07/01/2029	150,000	145,196
Monroe County Industrial Development Corp., St. Ann's of Greater Rochester Obligated Group, Revenue, Refunding, Series 2019, 4.00%, 01/01/2030	910,000	890,680
MTA Hudson Rail Yards Trust Obligations, Revenue, Series 2016 A, 5.00%, 11/15/2056	20,000	19,999
New York City Housing Development Corp., Revenue, Series 2022 E-1, 2.40%, 11/01/2025	50,000	50,000
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue, Refunding, Series 2022 DD, 3.90%, 11/03/2025 (b)(d)	9,300,000	9,300,000
New York City Transitional Finance Authority Future Tax Secured, Revenue, Series 2019 A-4, 3.90%, 11/03/2025 (b)(d)	680,000	680,000
Revenue, Refunding, Series 2021-1, 5.00%, 11/01/2025	5,000	5,000
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.15%, 11/15/2034 (c)	1,500,000	1,501,415
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 2, 5.38%, 11/15/2040 (c)	13,000,000	13,002,393
3 World Trade Center LLC, Revenue, Refunding, Series 2014, 5.00%, 11/15/2044 (c)	10,800,000	10,799,780
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (c)	500,000	500,358
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue, Series 2012 A, 4.75%, 07/01/2039	275,000	250,290
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 5.00%, 07/01/2029	900,000	900,088
First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New York — 9.5% (continued)
Catholic Health System Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 07/01/2031	100,000	89,020
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2033 (c)	1,700,000	1,710,898
St Joseph's University/Brooklyn, Revenue, Series 2021, 5.00%, 07/01/2028	110,000	111,498
New York State Environmental Facilities Corp., Casella Waste Systems, Inc., Revenue, AMT, Series 2014, 2.88%, 12/03/2029 (a)(b)(c)	3,000,000	2,875,843
Casella Waste Systems, Inc., Revenue, AMT, Series 2020 R-2, 5.13%, 09/03/2030 (a)(b)(c)	1,000,000	1,048,373
New York Transportation Development Corp., American Airlines, Inc., Revenue, AMT, Refunding, Series 2016, 5.00%, 08/01/2031	14,000,000	14,003,125
American Airlines, Inc., Revenue, AMT, Refunding, Series 2021, 3.00%, 08/01/2031	235,000	222,396
JFK International Air Terminal LLC, Revenue, AMT, Refunding, Series 2020 A, 5.00%, 12/01/2032	1,250,000	1,337,283
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2034	2,500,000	2,501,624
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2041	1,000,000	1,000,059
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.00%, 07/01/2046	1,305,000	1,299,308
Laguardia Gateway Partners LLC, Revenue, AMT, AG Insured, Series 2016 A, 5.25%, 01/01/2050	2,105,000	2,105,092
Laguardia Gateway Partners LLC, Revenue, AMT, Series 2016 A, 5.25%, 01/01/2050	1,365,000	1,364,976
Oneida Indian Nation of New York, Revenue, Series 2024 B, 6.00%, 09/01/2043 (c)	145,000	156,095
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2029	550,000	546,722
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2030	1,120,000	1,112,125
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2031	200,000	198,234

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New York — 9.5% (continued)
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2032	250,000	246,918
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2033	275,000	270,042
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.00%, 08/01/2034	700,000	681,858
Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	500,000	444,703
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue, Series 2025, 6.50%, 11/01/2030	3,500,000	3,623,771
Suffolk Regional Off-Track Betting Corp., Revenue, Series 2024, 6.00%, 12/01/2053	780,000	791,306
Syracuse Regional Airport Authority, Revenue, AMT, Refunding, Series 2021, 5.00%, 07/01/2026	1,000,000	1,006,390
Westchester County Healthcare Corp., Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.00%, 11/01/2030	115,000	115,025
Westchester County Industrial Development Agency, Million Air Two LLC Obligated Group, Revenue, AMT, Series 2017 A, 7.00%, 06/01/2046 (c)	400,000	416,478
Westchester County Local Development Corp., Purchase Senior Learning Community Obligated Group, Revenue, Refunding, Series 2021 A, 5.00%, 07/01/2036 (c)	4,000,000	4,116,789
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	15,000	12,824
Westchester County Health Care Corp. Obligated Group, Revenue, Series 2025, 6.50%, 11/01/2030	31,500,000	32,863,824
		149,323,337
North Carolina — 0.4%
North Carolina Housing Finance Agency, Revenue, GNMA Insured, Series 43, 2.63%, 01/01/2035	2,245,000	2,069,612

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
North Carolina — 0.4% (continued)
North Carolina Medical Care Commission, Lutheran Services for the Aging, Inc. Obligated Group, Revenue, Series 2021 A, 3.00%, 03/01/2036	50,000	44,993
Vidant Health Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 06/01/2040	5,000,000	5,003,230
Northern Hospital District of Surry County, Revenue, Refunding, Series 2017, 5.00%, 10/01/2029	65,000	64,147
		7,181,982
North Dakota — 0.0% (e)
City of Horace, GO, Special Assessment, Refunding, Series 2020 B, 3.00%, 05/01/2030	100,000	94,244
Ohio — 1.7%
City of Huber Heights, Canal Heights Incentive District No. 1, Tax Allocation, Series 2025, 6.00%, 12/01/2036 (c)	1,345,000	1,364,139
City of Norwood, Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 4.38%, 12/01/2030	645,000	650,231
Rockwood Exchange Tax Increment Fund, Tax Allocation, Refunding, Series 2025, 5.00%, 12/01/2035	750,000	788,624
Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.25%, 12/01/2038	3,165,000	3,215,980
Playhouse Square Foundation, Revenue, Refunding, Series 2018, 5.50%, 12/01/2043	1,700,000	1,719,528
County of Fairfield, Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	5,025,000	5,025,160
County of Hardin, Ohio Northern University, Revenue, Refunding, Series 2020, 4.00%, 05/01/2026	50,000	49,646
County of Lucas, Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	8,700,000	8,558,799
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	1,080,000	1,118,938
Delaware County Finance Authority, Tax Allocation, Series 2023 A, 6.25%, 12/01/2037	850,000	892,499

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Ohio — 1.7% (continued)
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue, Series 2009 C, 1.50%, 11/04/2025 (a)(b)	1,000,000	999,924
Ohio Valley Electric Corp., Revenue, Refunding, Series 2019 A, 3.25%, 09/01/2029	10,000	9,849
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation, Series 2024, 5.00%, 12/01/2044	1,000,000	1,001,071
State of Ohio, State of Ohio Department of Transportation, Revenue, AMT, AG Insured, Series 2015, 5.00%, 12/31/2035	650,000	650,897
		26,045,285
Oklahoma — 2.0%
Oklahoma County Finance Authority, Aerospace Science and Technology Education Center, Inc., Revenue, Series 2024, 5.25%, 06/15/2034 (c)	775,000	786,038
Oklahoma Development Finance Authority, OU Medicine Obligated Group, Revenue, Series 2018 B, 5.50%, 08/15/2057	1,000,000	1,001,864
Tulsa Municipal Airport Trust, American Airlines, Inc., Revenue, AMT, Refunding, Series 2001 B, 5.50%, 12/01/2035	5,000,000	5,001,642
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue, AMT, Refunding, Series 2025, 6.25%, 12/01/2035	15,500,000	17,874,581
Wagoner County Development Authority, Revenue, Series 2025, 9.00%, 05/01/2026	225,000	228,669
Revenue, Series 2025, 9.00%, 05/01/2027	580,000	608,719
Revenue, Series 2025, 8.25%, 05/01/2028	630,000	658,954
Revenue, Series 2025, 6.75%, 05/01/2040	3,110,000	3,177,269
		29,337,736
Oregon — 0.9%
Oregon State Facilities Authority, ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-1, 6.00%, 03/01/2035 (c)	5,180,000	5,180,363
ISF Magnolia Gardens LLC Obligated Group, Revenue, Refunding, Series 2025 A-2, 6.00%, 03/01/2035 (c)	2,355,000	2,355,141
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.00%, 12/01/2040	420,000	426,527

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Oregon — 0.9% (continued)
Southern Oregon Goodwill Industries, Revenue, Series 2025 A, 5.38%, 12/01/2045	1,040,000	1,042,870
Polk County Hospital Facility Authority, Dallas Mennonite Retirement Community Obligated Group, Revenue, Series 2015 A, 5.13%, 07/01/2035	3,680,000	3,681,190
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 11/15/2026	185,000	183,935
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2031	350,000	352,078
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2036	455,000	455,667
		13,677,771
Pennsylvania — 3.1%
Allegheny County Higher Education Building Authority, Robert Morris University, Revenue, Pre-Refunded, Series 2016, 5.00%, 10/15/2034	600,000	612,037
Allentown Neighborhood Improvement Zone Development Authority, Revenue, Series 2017, 5.00%, 05/01/2042 (c)	4,250,000	4,265,766
Revenue, Series 2025, 5.50%, 05/01/2032 (c)	1,600,000	1,733,833
Revenue, Revenue, Series 2017, 5.00%, 05/01/2032 (c)	4,270,000	4,348,304
Total Waterfront, Revenue, Series 2024 A, 5.25%, 05/01/2032 (c)	1,165,000	1,188,599
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 A-2A, 6.00%, 06/30/2034	250,000	269,157
Tower Health Obligated Group, Revenue, Series 2024 A-3, 5.00%, 06/30/2039	3,000,000	2,717,035
Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (j)	13,346,000	9,180,513
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2027	620,000	633,265
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 5.00%, 07/01/2029	275,000	288,593

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 3.1% (continued)
Butler County Hospital Authority, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	4,370,000	4,369,854
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2026	20,000	20,003
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2028	20,000	20,005
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2029	1,820,000	1,820,460
Butler Health System Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2030	1,370,000	1,370,379
City of Erie Higher Education Building Authority, Mercyhurst University, Revenue, Series 2016, 5.00%, 09/15/2026 (c)	230,000	229,781
Crawford County Hospital Authority, Meadville Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 6.00%, 06/01/2046	3,810,000	3,822,562
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2027	15,000	15,168
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2028	760,000	768,532
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2029	105,000	106,250
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 5.00%, 07/15/2032	3,050,000	3,085,415
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2035	280,000	262,255
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2037	25,000	22,693
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2032	250,000	253,809
Penn Highlands Healthcare Obligated Group, Revenue, Series 2020, 5.00%, 07/15/2035	125,000	125,740

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 3.1% (continued)
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2030	150,000	153,857
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2031	10,000	10,316
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2032	125,000	126,892
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2033	30,000	30,640
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2034	585,000	594,897
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2035	340,000	343,993
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2036	30,000	30,256
Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2021, 5.00%, 07/15/2037	310,000	311,754
Fulton County Industrial Development Authority, Fulton County Medical Center (The), Revenue, Refunding, Series 2016, 4.00%, 07/01/2028	2,145,000	2,099,596
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Revenue, Refunding, Series 2019 E, 3.95%, 11/03/2025 (b)(d)	300,000	300,000
Lancaster County Hospital Authority, Brethren Village Obligated Group, Revenue, Refunding, Series 2017, 4.13%, 07/01/2027	40,000	39,653
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2028	250,000	250,180
Moravian Manors Obligated Group, Revenue, Series 2019 A, 5.00%, 06/15/2030	255,000	256,305
Monroe County Industrial Development Authority, Monroe County Industrial Development Authority Pocono CBK TIF District, Tax Allocation, Refunding, Series 2025, 5.00%, 07/01/2033	1,620,000	1,649,651

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 3.1% (continued)
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 10/01/2026	45,000	45,013
Pennsylvania Economic Development Financing Authority, Bridges Finco LP, Revenue, AMT, Series 2015, 5.00%, 12/31/2026	10,000	10,099
Pennsylvania Higher Educational Facilities Authority, St Joseph's University, Revenue, Refunding, Series 2015 A, 3.13%, 11/01/2029	25,000	23,995
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR+ 0.83%), 3.83%, 11/15/2034 (k)	690,000	678,817
Susquehanna Area Regional Airport Authority, Revenue, AMT, Refunding, Series 2017, 5.00%, 01/01/2038	1,000,000	1,008,924
West Shore Area Authority, Messiah Lifeways Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2035	1,675,000	1,670,371
		51,165,217
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Care New England Health System Obligated Group, Revenue, Refunding, Series 2016 B, 5.00%, 09/01/2036	5,250,000	5,259,494
Lifespan Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 05/15/2039	2,840,000	2,845,737
		8,105,231
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, Revenue, Series 2025 A1, 6.25%, 10/15/2042 (c)	1,995,000	1,992,923
Connexion Communities Obligated Group, Revenue, Series 2025 A1, 5.38%, 10/15/2035 (c)	5,865,000	5,867,929
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.00%, 08/15/2045 (c)	1,000,000	995,805
South Carolina Public Service Authority, South Carolina Public Service Authority, Revenue, Series 2015 E, 5.25%, 12/01/2055	1,120,000	1,120,373
		9,977,030

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Tennessee — 0.5%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue, Refunding, Series 2015, 5.00%, 10/01/2028	1,050,000	1,050,403
Industrial Development Board of The City of Kingsport Tennessee (The), Domtar Paper Co. LLC, Revenue, AMT, Series 2024, 5.25%, 11/15/2029 (a)(b)(c)	3,620,000	3,672,848
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.00%, 09/01/2033 (c)	35,000	32,588
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 3.50%, 09/01/2026 (c)	25,000	24,517
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (c)	4,060,000	3,586,880
		8,367,236
Texas — 4.8%
Abilene Convention Center Hotel Development Corp., City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (c)	500,000	474,448
Arlington Higher Education Finance Corp., BASIS Texas Charter Schools, Inc., Revenue, Refunding, Series 2025, 5.13%, 06/15/2040 (c)	2,000,000	2,036,619
Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031	350,000	316,263
Austin Convention Enterprises, Inc., Revenue, First Tier, Refunding, Series 2017 A, 5.00%, 01/01/2026	150,000	150,113
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2028	20,000	20,160
Revenue, First Tier, Refunding, Series A, 5.00%, 01/01/2034	250,000	251,709
Revenue, Second Tier, Refunding, Series B, 5.00%, 01/01/2032	1,075,000	1,081,499
Bexar County Health Facilities Development Corp., Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 07/15/2026	40,000	40,077

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 4.8% (continued)
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2031	25,000	24,378
Army Retirement Residence Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 07/15/2036	5,000	4,626
City of Austin, Airport System, Revenue, AMT, Series 2017 B, 5.00%, 11/15/2041	2,985,000	3,001,243
City of Buda, Persimmon Public Improvement District Major Improvement Area, Special Assessment, Series 2025, 5.75%, 09/01/2033 (c)	1,000,000	1,013,816
City of Caddo Mills, Enclave of Bahamas Public Improvement District Improvement Area 1, Special Assessment, Series 2025, 5.30%, 09/15/2035 (c)	2,425,000	2,482,901
City of Celina, Legacy Celina Public Improvement District, Special Assessment, Series 2025, 4.75%, 09/01/2035 (f)	540,000	541,009
City of Dorchester, Cottonwood Public Improvement District Major Improvement Area No. 1, Special Assessment, Series 2024, 5.25%, 09/15/2031 (c)	350,000	350,416
City of Hackberry, Rivendale by the Lake Public Improvement District No. 1, Special Assessment, Series 2015, 6.00%, 09/01/2044	2,730,462	2,731,351
Rivendale by the Lake Public Improvement District No. 2, Special Assessment, Series 2016, 5.75%, 09/01/2046	5,510,000	5,512,040
City of Houston, United Airlines, Inc., Revenue, AMT, Refunding, Series 2011, 6.50%, 07/15/2030	505,000	505,003
United Airlines, Inc., Revenue, AMT, Refunding, Series 2011, 6.63%, 07/15/2038	500,000	500,009
United Airlines, Inc., Revenue, AMT, Series 2018 C, 5.00%, 07/15/2028	7,095,000	7,299,837
United Airlines, Inc., Revenue, AMT, Refunding, Series 2020 A, 5.00%, 07/01/2027	1,000,000	1,019,509
United Airlines, Inc., Revenue, AMT, Series B-1, 5.00%, 07/15/2035	6,000,000	6,000,037
City of Huntsville, Reserves of Huntsville Public Improvement District (The), Special Assessment, Series 2024, 4.50%, 09/15/2031 (c)	355,000	360,232

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 4.8% (continued)
City of Penitas, GO, Series 2025, 5.00%, 09/01/2035	415,000	430,134
City of Port Isabel, GO, Series 2025, 5.00%, 02/15/2035	920,000	934,701
City of Sugar Land, GO, Series 2014, 5.25%, 02/15/2032	25,000	25,044
Clifton Higher Education Finance Corp., Valor Texas Education Foundation, Revenue, Series 2024 A, 5.00%, 06/15/2034 (c)	325,000	321,807
County of Denton, Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.13%, 12/31/2031 (c)	500,000	508,135
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 5.75%, 12/31/2044	1,270,000	1,264,053
Tabor Ranch Public Improvement District Improvement Area No. 1, Special Assessment, Junior Lien, Series 2024 B, 6.13%, 12/31/2054	500,000	501,258
Tabor Ranch Public Improvement District Major Impt Area, Special Assessment, Series 2024, 5.25%, 12/31/2031 (c)	1,000,000	1,014,881
County of Medina, Talley Ho Public Improvement District Improvement Area No. 1, Special Assessment, Series 2024, 4.88%, 09/01/2034 (c)	1,453,000	1,450,705
County of Wichita, GO, Series 2017, 5.00%, 09/15/2042	500,000	510,543
Edinburg Economic Development Corp., Revenue, Series 2019, 4.00%, 08/15/2029 (c)	480,000	467,360
Harris County Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Obligated Group, Revenue, Series 2013 A, 5.00%, 01/01/2038	315,000	315,139
Harris County Municipal Utility District No. 489, GO, BAM Insured, Series 2021, 2.00%, 09/01/2033	1,300,000	1,103,556
Hidalgo County Regional Mobility Authority, Revenue, Junior Lien, Refunding, Series B, 4.00%, 12/01/2038	100,000	94,955

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 4.8% (continued)
Kerrville Health Facilities Development Corp., Sid Peterson Memorial Hospital Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 08/15/2035	1,750,000	1,754,210
Love Field Airport Modernization Corp., Southwest Airlines Co., Revenue, AMT, Series 2012, 5.00%, 11/01/2028	105,000	105,053
Mission Economic Development Corp., Graphic Packaging International LLC, Revenue, AMT, Series 2025, 5.00%, 06/01/2030 (a)(b)	4,750,000	4,941,387
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Revenue, Series 2014 A, 5.00%, 04/01/2029	4,930,000	4,931,112
CHF-Collegiate Housing College Station I LLC, Revenue, AG Insured, Series 2014 A, 5.00%, 04/01/2046	1,000,000	1,000,008
Outlook at Windhaven Forefront Living Obligated Group, Revenue, Series 2022 A, 6.50%, 10/01/2033	1,500,000	1,605,661
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.00%, 01/01/2032	750,000	764,924
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.25%, 01/01/2042	4,000,000	3,855,870
SLF CHP LLC, Revenue, Series 2025 A, 5.75%, 07/01/2035 (c)	2,500,000	2,527,119
Reagan Hospital District of Reagan County, GO, Series A, 5.00%, 02/01/2029	985,000	985,161
Red River Education Finance Corp., St Edward's University, Inc., Revenue, Refunding, Series 2016, 4.00%, 06/01/2036	2,325,000	2,201,410
St. Edward's University, Inc., Revenue, Refunding, Series 2016, 3.00%, 06/01/2034	500,000	434,662
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.63%, 11/15/2030	10,000	10,002
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 4.75%, 11/15/2035	70,000	70,014
Barton Creek Senior Living Center Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 11/15/2035	475,000	475,181

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 4.8% (continued)
Tom Green County Cultural Education Facilities Finance Corp., TLC Academy, Revenue, Series 2013 A, 7.15%, 08/15/2043	5,640,000	5,640,570
Town of Trophy Club, Public Improvement District No. 1, Special Assessment, Refunding, Series 2025, 5.00%, 09/01/2032	1,000,000	1,074,234
		77,036,144
Utah — 1.9%
City of Salt Lake City, Airport, Revenue, AMT, Series 2017 A, 5.00%, 07/01/2036	5,650,000	5,781,034
Airport, Revenue, AMT, Series 2017 A, 5.00%, 07/01/2042	7,390,000	7,459,065
Airport, Revenue, AMT, Series 2018 A, 5.00%, 07/01/2037	7,500,000	7,751,893
Downtown East Streetcar Sewer Public Infrastructure District, GO, Senior Lien, Series 2022 A, 5.75%, 03/01/2042 (c)	2,000,000	2,022,886
Downtown Revitalization Public Infrastructure District, Revitalization Sales Tax, Revenue, Series 2025 C, 5.00%, 07/15/2035 (c)	2,075,000	2,091,055
Fields Estates Public Infrastructure District, Assessment Area, Special Assessment, Series 2024 A-2, 5.25%, 12/01/2053 (c)	1,500,000	1,472,110
Firefly Public Infrastructure District No. 1, Assessment Area 1, Special Assessment, Series 2024 A-2, 5.63%, 12/01/2043 (c)	1,000,000	1,012,147
Utah Charter School Finance Authority, Ascent Academies of Utah, Revenue, Refunding, Series 2022, 4.25%, 06/15/2027 (c)	410,000	406,170
Freedom Academy Foundation, Revenue, Refunding, Series 2017, 4.50%, 06/15/2027 (c)	1,405,000	1,389,549
Wallace Stegner Academy, Revenue, Series 2022 A, 5.25%, 06/15/2032 (c)	310,000	317,618
Wood Ranch Public Infrastructure District, Assessment Area 1, Special Assessment, Series 2024, 5.63%, 12/01/2053 (c)	1,300,000	1,314,282
		31,017,809
Vermont — 0.0% (e)
East Central Vermont Telecommunications District, Revenue, Series 2016 A, 5.00%, 12/01/2035 (c)	170,000	169,988

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Vermont — 0.0% (e) (continued)
Revenue, Refunding, Series 2017 A, 5.25%, 12/01/2027 (c)	80,000	80,046
Revenue, Refunding, Series 2017 A, 5.75%, 12/01/2031 (c)	210,000	210,191
		460,225
Virgin Islands — 0.4%
Matching Fund Special Purpose Securitization Corp., United States Virgin Islands Federal Excise Tax, Revenue, Refunding, Series 2022 A, 5.00%, 10/01/2039	2,500,000	2,558,131
Virgin Islands Public Finance Authority, United States Virgin Islands, Revenue, NATL Insured, Series 2006, 4.25%, 10/01/2029	30,000	30,086
United States Virgin Islands, Revenue, Refunding, Series 2012 A, 5.00%, 10/01/2032	240,000	240,047
United States Virgin Islands, Revenue, Refunding, Series 2014 C, 5.00%, 10/01/2030 (c)	1,400,000	1,400,346
United States Virgin Islands Frenchman's Reef Hotel Room Occupancy Tax, Revenue, Series 2024 A, 6.00%, 04/01/2053 (c)	1,000,000	1,026,600
		5,255,210
Virginia — 0.4%
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Refunding, Series 2014, 5.38%, 01/01/2035	4,945,000	4,948,199
Fort Norfolk Retirement Community, Inc. Obligated Group, Revenue, Series A, 5.00%, 01/01/2034	910,000	921,436
		5,869,635
Washington — 1.3%
King County Housing Authority, Revenue, Series 2008, 5.50%, 05/01/2038	4,000,000	4,007,168
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue, AMT, Refunding, Series 2012, 5.00%, 04/01/2030	10,625,000	10,627,170
Vancouver Housing Authority, Revenue, Series 2025, 5.00%, 08/01/2035	595,000	634,810

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Washington — 1.3% (continued)
Washington State Housing Finance Commission, German Retirement Home of the State of Washington Obligated Group, Revenue, Series 2024 B-1, 4.50%, 07/01/2030 (c)	1,000,000	1,000,033
Horizon House Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 01/01/2027 (c)	1,560,000	1,564,425
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2028 (c)	305,000	297,680
Spokane International Academy, Revenue, Series 2021 A, 4.00%, 07/01/2029 (c)	320,000	309,603
		18,440,889
West Virginia — 1.1%
City of Huntington, Downtown Development/Redevelopment District No. 1, Tax Allocation, Refunding, Series 2024 A, 5.50%, 06/01/2049	450,000	449,799
Monongalia County Building Commission, Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.00%, 07/01/2028	455,000	455,303
West Virginia Economic Development Authority, Commercial Metals Co., Revenue, AMT, Series 2025, 4.63%, 05/15/2032 (a)(b)	6,450,000	6,552,968
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2026	5,000	5,007
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2035	730,000	737,643
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2036	2,350,000	2,366,984
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	6,250,000	5,873,350
Vandalia Health, Inc. Obligated Group, Revenue, Refunding, Series 2014 A, 5.00%, 09/01/2027	235,000	235,280
		16,676,334

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 8.0%
Public Finance Authority, Revenue, Series 2024, 0.00%, 12/15/2030 (c)(i)	5,675,000	4,233,130
Revenue, Refunding, Series 2025, 5.00%, 12/15/2036 (c)	466,969	457,372
Ameream LLC, Revenue, Series 2017, 6.50%, 12/01/2037 (c)	2,500,000	2,000,000
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2026 (c)	1,005,000	1,006,935
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 4.63%, 06/01/2036 (c)	25,000	24,593
Bancroft Neurohealth Obligated Group, Revenue, Series 2016 A, 5.00%, 06/01/2036 (c)	1,500,000	1,501,436
Briarwood Municipal Utility District, Revenue, Series 2025, 0.00%, 12/15/2036 (c)(i)	9,500,000	4,607,842
Campus Real Estate Holding Corp. LLC, Revenue, Refunding, Series 2025 A, 5.00%, 06/01/2035	1,200,000	1,284,326
Church Home of Hartford Obligated Group, Revenue, Refunding, Series 2015 A, 5.00%, 09/01/2030 (c)	1,700,000	1,700,883
Cincinnati Classical Academy, Revenue, Series 2024 A, 5.25%, 06/15/2035 (c)	1,075,000	1,075,198
Coral Academy of Science Las Vegas, Revenue, Series 2014 A, 5.63%, 07/01/2044	1,590,000	1,589,994
Denton County Municipal Utility District No. 16, Revenue, Series 2024, 5.75%, 12/15/2033 (c)	5,000,000	4,999,310
Dominium Holdings I LLC, Revenue, Series 2024-1, Class B-1, 6.81%, 04/28/2036 (c)	900,000	927,098
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 A, 7.00%, 02/20/2030 (c)	465,434	464,260
Douglas County Sanitary & Improvement District No. 637, Special Assessment, Series 2025 B, 7.00%, 08/13/2030 (c)	135,305	134,959
Douglas County Sanitary & Improvement District No. 639, Special Assessment, Series 2025 A, 7.00%, 07/09/2030 (c)	376,639	375,702
Friends Homes Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 09/01/2039 (c)	1,230,000	1,247,391
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2027 (c)	2,865,000	2,860,246

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 8.0% (continued)
Gardner-Webb University, Revenue, Series 2018, 5.00%, 07/01/2031 (c)	6,810,000	6,757,314
Gates at PV Apt I LLC, Revenue, Series 2025, 8.75%, 07/30/2026 (c)	10,000,000	9,859,459
Guilford Charter School Corp., Revenue, Series 2022 A, 4.38%, 04/01/2032 (c)	615,000	601,726
Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2026	685,000	684,628
Guilford College, Revenue, Refunding, Series 2016, 4.25%, 01/01/2028	30,000	29,691
Harris County Municipal Utility District No. 544, Revenue, Series 2024, 5.88%, 11/15/2029 (c)	1,000,000	1,001,110
Hozho Academy, Revenue, Refunding, Series 2025 A, 6.05%, 05/01/2033 (c)	1,000,000	1,026,931
Inperium, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 12/01/2034 (c)	3,500,000	3,669,338
Mary's Woods at Marylhurst Obligated Group, Revenue, Refunding, Series 2017 A, 5.00%, 05/15/2029 (c)	110,000	111,254
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.50%, 09/01/2030 (c)	2,865,000	2,998,266
Million Air Three Obligated Group, Revenue, AMT, Refunding, Series 2024 A, 5.75%, 09/01/2035 (c)	3,500,000	3,668,890
Montgomery County Municipal Utility District Nos. 123 & 153, Revenue, Series 2024, 0.00%, 12/15/2034 (c)(i)	1,072,000	623,896
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 A, 7.50%, 07/01/2059 (c)	3,000,000	3,379,314
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 5.25%, 03/01/2042	1,895,000	1,928,453
Rochester Hills Brownfield Redevelopment Authority Tax Increment, Tax Allocation, Series 2025, 5.25%, 06/01/2034 (c)	3,800,000	3,903,216
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 A, 7.00%, 06/17/2029 (c)	503,303	514,282
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 08/26/2029 (c)	878,882	881,773

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 8.0% (continued)
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 C, 7.00%, 05/19/2030 (c)	419,624	418,655
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 D, 7.00%, 09/23/2029 (c)	592,372	600,726
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2024 E, 7.00%, 11/18/2029 (c)	908,307	914,267
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 A, 7.00%, 12/16/2029	133,955	135,807
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 B, 7.00%, 01/27/2030	854,262	852,272
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D, 7.00%, 06/16/2030 (c)	353,057	352,204
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 E, 7.00%, 06/30/2030 (c)	299,821	299,083
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 F, 7.00%, 08/11/2030 (c)	1,105,318	1,102,493
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/17/2029 (c)	462,737	463,223
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/16/2030 (c)	587,681	586,155
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 A, 7.00%, 12/17/2029	370,449	375,438
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 B, 7.00%, 02/18/2030	391,851	390,868
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 C, 7.00%, 04/15/2030 (c)	209,553	209,025
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 D, 7.00%, 05/20/2030 (c)	881,831	879,791

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 8.0% (continued)
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 E, 7.00%, 07/15/2030 (c)	851,279	849,150
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2025 F, 7.00%, 08/19/2030 (c)	625,960	624,353
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 A, 7.00%, 01/20/2030 (c)	512,520	511,356
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 B, 7.00%, 06/05/2030 (c)	182,688	182,254
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 C, 7.00%, 07/17/2030 (c)	1,101,564	1,098,803
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 D, 7.00%, 09/04/2030 (c)	498,867	497,576
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation, Series 2024 A, 5.00%, 06/01/2041 (c)	7,500,000	7,622,138
TrIPs Obligated Group, Revenue, AMT, Refunding, Series 2012 C, 5.25%, 07/01/2028	505,000	505,411
Wittenberg University, Revenue, Series 2016, 5.00%, 12/01/2031 (c)	7,330,000	6,911,832
WVC, Revenue, Series 2025 A, 5.25%, 12/01/2035 (c)	545,000	553,265
Wisconsin Health & Educational Facilities Authority, Benevolent Corp. Cedar Community Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 06/01/2028	1,205,000	1,223,353
Benevolent Corp. Cedar Community Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 06/01/2037	3,020,000	3,021,448
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 5.00%, 04/01/2042	1,000,000	943,015
Chiara Communities, Inc., Revenue, Series 2018 B, 4.25%, 07/01/2033	125,000	120,817
Chiara Communities, Inc., Revenue, Series 2018 B, 4.38%, 07/01/2038	1,650,000	1,512,226

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 8.0% (continued)
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.00%, 07/01/2035	2,520,000	2,573,178
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.63%, 07/01/2045	3,495,000	3,513,304
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 5.88%, 07/01/2055	1,500,000	1,505,518
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2024, 6.00%, 07/01/2060	7,320,000	7,382,097
Chiara Housing & Services, Inc. Obligated Group, Revenue, Series 2025, 5.63%, 07/01/2035	1,150,000	1,209,599
Sauk-Prairie Memorial Hospital, Inc. Obligated Group, Revenue, Series 2013 A, 5.13%, 02/01/2038	65,000	63,579
Wisconsin Masonic Home Obligated Group, Revenue, Series 2024 A, 5.75%, 08/15/2059	500,000	512,690
		122,647,185
Total Municipal Bonds (Cost $1,573,335,154)		1,546,313,666
Corporate Bonds — 0.8%
Paper & Forest Products — 0.8%
Domtar Corp. 6.75%, 10/01/2028 (c) (Cost $12,894,799)	15,000,000	11,387,698
	Shares
Short-Term Investments — 0.0% (e)
Investment Companies — 0.0% (e)
JPMorgan US Government Money Market Fund 4.07% (l) (Cost $451,088)	451,088	451,088
Total Investments — 100.0% (Cost $1,586,681,041)		1,558,152,452
Floating Rate Note Obligations — (1.6%) (m)		(25,130,000)
Other Assets Less Liabilities — 1.6%		25,730,702
Net Assets — 100.0%		1,558,753,154

(a)  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2025.

(b)  Security with "Put" features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on October 31, 2025.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Short Duration High Yield Municipal Fund | Schedule of Investments | October 31, 2025

(c)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $683,482,508, which represents approximately 43.85% of net assets of the Fund.

(d)  Variable rate demand notes "VRDNs" are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

(e)  Represents less than 0.05% of net assets.

(f)  When-issued security.

(g)  All or a portion of the principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB residuals and cash.

(h)  Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at October 31, 2025 amounted to $48,852,000, which represents approximately 3.13% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
California Infrastructure & Economic Development Bank	07/23/25-09/17/25	$13,131,649	$80.00
State of Nevada Department of Business & Industry	02/21/25-08/26/25	44,563,366	80.00
		$57,695,015

(i)  Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.

(j)  Zero coupon bond until next reset date.

(k)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of October 31, 2025.

(l)  Represents 7-day effective yield as of October 31, 2025.

(m)  Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AMT  — Alternative Minimum Tax

ETM  — Escrowed to Maturity

GO  — General Obligation

SOFR  — Secured Overnight Financing Rate

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,842,801
Aggregate gross unrealized depreciation	(46,733,893)
Net unrealized depreciation	$(28,891,092)
Federal income tax cost of investments	$1,587,043,544

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

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Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$35,783,325,118	$8,529,192,214
Investments in affiliates	3,289,480,931	417,366,894
Gold bullion	1,871,828,285	272,993,545
Silver bullion	—	—
Investments, at Value (Note 2)
Investments in non-affiliates	57,330,855,050	13,321,290,298
Investments in affiliates	3,265,309,064	635,901,785
Gold bullion	7,784,964,586	1,410,503,133
Silver bullion	—	—
Cash	—	—
Unrealized appreciation on forward foreign currency exchange contracts	42,964,908	20,476,311
Receivable for investment securities sold	—	16
Foreign tax reclaims receivable	74,990,687	35,452,683
Receivable for Fund shares sold	57,902,491	12,649,618
Accrued interest and dividends receivable	84,036,027	31,341,812
Investment for trustee deferred compensation plan (Note 3)	11,887,053	2,425,382
Other assets	343,510	79,012
Total Assets	68,653,253,376	15,470,120,050
Liabilities
Investment advisory fees payable (Note 3)	43,867,822	9,816,776
Due to custodian	2,194	706
Payable for investment securities purchased	59,257,396	633,123
Distribution fees payable (Note 4)	4,620,720	396,295
Administrative fees payable (Note 3)	—	—
Trustee deferred compensation plan (Note 3)	11,887,053	2,425,382
Service fees payable (Note 4)	303,695	13,751
Trustee fees payable	118,951	74,590
IRS compliance fees for foreign withholding tax claims payable	21,819,281	37,211,235
Unrealized depreciation on forward foreign currency exchange contracts	3,730,310	1,775,360
Payable for Fund shares redeemed	31,166,317	16,161,211
Accrued expenses and other liabilities	16,137,427	4,731,698
Total Liabilities	192,911,166	73,240,127
Commitments and contingent liabilities^	—	—
Net Assets	$68,460,342,210	$15,396,879,923
Net Assets Consist of
Paid in capital	$36,281,066,272	$8,887,361,364
Total distributable earnings (losses)	32,179,275,938	6,509,518,559
Net Assets	$68,460,342,210	$15,396,879,923

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle U.S. Fund*†	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$835,581,158	$1,343,087,973
Investments in affiliates	—	—
Gold bullion	53,299,636	322,686,998
Silver bullion	—	193,757,029
Investments, at Value (Note 2)
Investments in non-affiliates	1,359,521,274	3,539,708,052
Investments in affiliates	—	—
Gold bullion	213,595,819	588,389,355
Silver bullion	—	355,893,314
Cash	—	39,001
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	—	68,827,632
Foreign tax reclaims receivable	114,278	3,055,270
Receivable for Fund shares sold	722,176	12,164,678
Accrued interest and dividends receivable	1,244,888	674
Investment for trustee deferred compensation plan (Note 3)	1,641,821	783,114
Other assets	10,306	22,011
Total Assets	1,576,850,562	4,568,883,101
Liabilities
Investment advisory fees payable (Note 3)	1,008,930	3,126,446
Due to custodian	—	—
Payable for investment securities purchased	2,163,328	24,210
Distribution fees payable (Note 4)	161,766	405,084
Administrative fees payable (Note 3)	—	—
Trustee deferred compensation plan (Note 3)	1,641,821	783,114
Service fees payable (Note 4)	5,669	43,334
Trustee fees payable	3,080	—
IRS compliance fees for foreign withholding tax claims payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	461,740	4,674,421
Accrued expenses and other liabilities	422,009	926,274
Total Liabilities	5,868,343	9,982,883
Commitments and contingent liabilities^	—	—
Net Assets	$1,570,982,219	$4,558,900,218
Net Assets Consist of
Paid in capital	$742,513,654	$2,318,684,523
Total distributable earnings (losses)	828,468,565	2,240,215,695
Net Assets	$1,570,982,219	$4,558,900,218

First Eagle Funds | Annual Report | October 31, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$17,334,313,988		$1,660,723,095
Shares outstanding	205,972,244		52,663,820
Net asset value per share and redemption proceeds per share	$84.16		$31.53
Offering price per share (NAV per share plus maximum sales charge)**	$88.59	(1)	$33.19	(1)
Class C
Net assets	$1,409,120,901		$64,442,386
Shares outstanding	17,649,268		2,168,738
Net asset value per share and redemption proceeds per share	$79.84		$29.71
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$79.04		$29.41
Class I
Net assets	$45,927,917,234		$12,169,177,120
Shares outstanding	541,474,110		374,667,097
Net asset value per share and redemption proceeds per share	$84.82		$32.48
Class R6
Net assets	$3,788,990,087		$1,502,537,322
Shares outstanding	44,632,244		46,239,749
Net asset value per share and redemption proceeds per share	$84.89		$32.49

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

†  First Eagle U.S. Fund was known as First Eagle U.S. Value Fund prior to March 1, 2025.

^  See Note 3 and Note 6 in the Notes to the Consolidated Financial Statements

**  A contingent deferred sales charge ("CDSC") of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
Class A
Net assets	$675,210,717		$1,207,488,032
Shares outstanding	27,898,778		25,421,119
Net asset value per share and redemption proceeds per share	$24.20		$47.50
Offering price per share (NAV per share plus maximum sales charge)**	$25.47	(1)	$50.00	(1)
Class C
Net assets	$26,148,842		$191,189,348
Shares outstanding	1,159,384		4,494,430
Net asset value per share and redemption proceeds per share	$22.55		$42.54
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$22.32		$42.11
Class I
Net assets	$810,219,762		$2,689,483,711
Shares outstanding	32,557,795		54,576,054
Net asset value per share and redemption proceeds per share	$24.89		$49.28
Class R6
Net assets	$59,402,898		$470,739,127
Shares outstanding	2,386,565		9,519,485
Net asset value per share and redemption proceeds per share	$24.89		$49.45

First Eagle Funds | Annual Report | October 31, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$1,606,265,485	$298,802,232
Gold bullion	55,101,836	—
Investments, at Value (Note 2)
Investments in non-affiliates	1,931,325,807	448,854,869
Gold bullion	180,265,628	—
Cash	12,668	—
Due from custodian	5,368,073	—
Unrealized appreciation on forward foreign currency exchange contracts	747,322	—
Receivable for investment securities sold	—	—
Foreign tax reclaims receivable	3,075,634	360,025
Receivable for Fund shares sold	3,065,661	78,356
Accrued interest and dividends receivable	6,932,343	614,524
Investment for trustee deferred compensation plan (Note 3)	1,187,360	1,939,658
Due from adviser (Note 3)	—	8,842
Other assets	12,985	4,301
Total Assets	2,131,993,481	451,860,575
Liabilities
Investment advisory fees payable (Note 3)	1,350,268	203,930
Option contracts written, at value (premiums received $810,610, $—, $— and $—, respectively)	976,858	—
Payable for investment securities purchased	8,015,874	—
Distribution fees payable (Note 4)	221,888	65,981
Administrative fees payable (Note 3)	90,021	—
Trustee deferred compensation plan (Note 3)	1,187,360	1,939,658
Service fees payable (Note 4)	14,764	1,105
Trustee fees payable	8,536	1,714
IRS compliance fees for foreign withholding tax claims payable	322,472	—
Payable for dividends to shareholders	315,812	—
Unrealized depreciation on forward foreign currency exchange contracts	73,039	—
Payable for Fund shares redeemed	1,770,631	388,686
Accrued expenses and other liabilities	640,850	262,275
Total Liabilities	14,988,373	2,863,349
Commitments and contingent liabilities^	—	—
Net Assets	$2,117,005,108	$448,997,226
Net Assets Consist of
Paid in capital	$1,624,189,112	$260,714,440
Total distributable earnings (losses)	492,815,996	188,282,786
Net Assets	$2,117,005,108	$448,997,226

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$1,400,641,356	$34,631,780
Gold bullion	—	—
Investments, at Value (Note 2)
Investments in non-affiliates	1,757,382,370	47,673,685
Gold bullion	—	—
Cash	—	—
Due from custodian	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	1,630,954	230,862
Foreign tax reclaims receivable	—	530
Receivable for Fund shares sold	2,840,165	71,025
Accrued interest and dividends receivable	803,537	11,898
Investment for trustee deferred compensation plan (Note 3)	4,041,957	237,416
Due from adviser (Note 3)	12,673	25,096
Other assets	10,979	1,755
Total Assets	1,766,722,635	48,252,267
Liabilities
Investment advisory fees payable (Note 3)	1,263,861	29,969
Option contracts written, at value (premiums received $810,610, $—, $— and $—, respectively)	—	—
Payable for investment securities purchased	4,843,904	179,137
Distribution fees payable (Note 4)	24,652	546
Administrative fees payable (Note 3)	—	—
Trustee deferred compensation plan (Note 3)	4,041,957	237,416
Service fees payable (Note 4)	—	—
Trustee fees payable	5,675	—
IRS compliance fees for foreign withholding tax claims payable	—	—
Payable for dividends to shareholders	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	2,426,974	15,301
Accrued expenses and other liabilities	543,873	133,872
Total Liabilities	13,150,896	596,241
Commitments and contingent liabilities^	—	—
Net Assets	$1,753,571,739	$47,656,026
Net Assets Consist of
Paid in capital	$1,382,217,239	$35,042,809
Total distributable earnings (losses)	371,354,500	12,613,217
Net Assets	$1,753,571,739	$47,656,026

First Eagle Funds | Annual Report | October 31, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
Class A
Net assets	$835,605,980		$293,050,428
Shares outstanding	54,557,622		9,662,465
Net asset value per share and redemption proceeds per share	$15.32		$30.33
Offering price per share (NAV per share plus maximum sales charge)*	$16.13	(1)	$31.93	(1)
Class C
Net assets	$68,478,427		$5,119,004
Shares outstanding	4,442,713		305,271
Net asset value per share and redemption proceeds per share	$15.41		$16.77
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$15.26		$16.60
Class I
Net assets	$1,110,349,471		$138,173,202
Shares outstanding	72,840,626		4,285,951
Net asset value per share and redemption proceeds per share	$15.24		$32.24
Class R6
Net assets	$102,571,230		$12,654,592
Shares outstanding	6,739,290		392,555
Net asset value per share and redemption proceeds per share	$15.22		$32.24

^  See Note 3 and Note 6 in the Notes to the Consolidated Financial Statements

*  A contingent deferred sales charge ("CDSC") of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
Class A
Net assets	$116,856,106		$2,617,586
Shares outstanding	10,155,094		216,186
Net asset value per share and redemption proceeds per share	$11.51		$12.11
Offering price per share (NAV per share plus maximum sales charge)*	$12.12	(1)	$12.75	(1)
Class C
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$—		$—
Class I
Net assets	$1,505,291,716		$44,918,039
Shares outstanding	130,136,285		3,641,195
Net asset value per share and redemption proceeds per share	$11.57		$12.34
Class R6
Net assets	$131,423,917		$120,401
Shares outstanding	11,347,952		10,068
Net asset value per share and redemption proceeds per share	$11.58		$11.96

First Eagle Funds | Annual Report | October 31, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$14,010,790	$9,018,257,955
Gold bullion	274,172	—
Investments, at Value (Note 2)
Investments in non-affiliates	16,519,932	8,797,561,534
Gold bullion	400,344	—
Receivable for investment securities sold	—	50,997,782
Foreign tax reclaims receivable	12,062	—
Receivable for Fund shares sold	1,754	36,007,012
Accrued interest and dividends receivable	20,943	180,013,921
Investment for trustee deferred compensation plan (Note 3)	191,553	—
Due from adviser (Note 3)	30,804	—
Other assets	1,850	34,462
Total Assets	17,179,242	9,064,614,711
Liabilities
Investment advisory fees payable (Note 3)	9,217	2,975,224
Due to custodian	—	14,075
Payable for investment securities purchased	168,759	111,176,218
Payable for floating rate note obligations	—	1,065,645,000
Distribution fees payable (Note 4)	441	509,937
Administrative fees payable (Note 3)	—	—
Trustee deferred compensation plan (Note 3)	191,553	—
Service fees payable (Note 4)	—	31,392
Trustee fees payable	22	—
Payable for dividends to shareholders	—	2,421,588
Payable for Fund shares redeemed	—	23,610,166
Interest expense and fees payable	—	9,296,591
Accrued expenses and other liabilities	206,915	1,155,010
Total Liabilities	576,907	1,216,835,201
Commitments and contingent liabilities^	—	—
Net Assets	$16,602,335	$7,847,779,510
Net Assets Consist of
Paid in capital	$13,410,787	$8,274,417,937
Total distributable earnings (losses)	3,191,548	(426,638,427)
Net Assets	$16,602,335	$7,847,779,510

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

First Eagle Short Duration High Yield Municipal Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$1,586,681,041
Gold bullion	—
Investments, at Value (Note 2)
Investments in non-affiliates	1,558,152,452
Gold bullion	—
Receivable for investment securities sold	17,508,670
Foreign tax reclaims receivable	—
Receivable for Fund shares sold	13,256,094
Accrued interest and dividends receivable	29,408,967
Investment for trustee deferred compensation plan (Note 3)	—
Due from adviser (Note 3)	162,945
Other assets	5,493
Total Assets	1,618,494,621
Liabilities
Investment advisory fees payable (Note 3)	581,026
Due to custodian	—
Payable for investment securities purchased	29,842,382
Payable for floating rate note obligations	25,130,000
Distribution fees payable (Note 4)	68,595
Administrative fees payable (Note 3)	93,606
Trustee deferred compensation plan (Note 3)	—
Service fees payable (Note 4)	237
Trustee fees payable	—
Payable for dividends to shareholders	25,738
Payable for Fund shares redeemed	3,689,667
Interest expense and fees payable	65,182
Accrued expenses and other liabilities	245,034
Total Liabilities	59,741,467
Commitments and contingent liabilities^	—
Net Assets	$1,558,753,154
Net Assets Consist of
Paid in capital	$1,586,509,068
Total distributable earnings (losses)	(27,755,914)
Net Assets	$1,558,753,154

First Eagle Funds | Annual Report | October 31, 2025

Statements of Assets and Liabilities (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund
Class A
Net assets	$2,049,305		$1,976,452,927
Shares outstanding	162,167		241,488,049
Net asset value per share and redemption proceeds per share	$12.64		$8.18
Offering price per share (NAV per share plus maximum sales charge)**	$13.31	(1)	$8.39	(2)
Class C
Net assets	$—		$149,925,850
Shares outstanding	—		18,331,461
Net asset value per share and redemption proceeds per share	$—		$8.18
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$—		$8.10
Class I
Net assets	$13,147,649		$5,711,599,636
Shares outstanding	1,046,074		698,428,047
Net asset value per share and redemption proceeds per share	$12.57		$8.18
Class R6
Net assets	$1,405,381		$9,801,097
Shares outstanding	111,986		1,199,541
Net asset value per share and redemption proceeds per share	$12.55		$8.17

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  A contingent deferred sales charge ("CDSC") of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle High Yield Municipal Fund and the First Eagle Short Duration High Yield Municipal Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

^  See Note 3 and Note 6 in the Notes to the Consolidated Financial Statements

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(2)  The maximum sales charge is 2.50% for Class A shares. Classes C, I and R6 have no front-end sales charges.

(3)  The maximum CDSC is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle Short Duration High Yield Municipal Fund
Class A
Net assets	$342,488,583
Shares outstanding	34,291,448
Net asset value per share and redemption proceeds per share	$9.99
Offering price per share (NAV per share plus maximum sales charge)**	$10.25	(2)
Class C
Net assets	$1,431,483
Shares outstanding	143,348
Net asset value per share and redemption proceeds per share	$9.99
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$9.89
Class I
Net assets	$1,213,742,242
Shares outstanding	121,666,568
Net asset value per share and redemption proceeds per share	$9.98
Class R6
Net assets	$1,090,846
Shares outstanding	109,221
Net asset value per share and redemption proceeds per share	$9.99

First Eagle Funds | Annual Report | October 31, 2025

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$148,568,058	$13,576,342
Dividends from:
Non-affiliates (net of $78,021,957, $35,094,658, $130,046 and $3,506,002 foreign taxes withheld)	1,115,683,155	332,690,149
Affiliated issuers (net of $953,131, $2,632,700, $— and $886,860 foreign taxes withheld)	78,299,942	32,920,871
Total Income	1,342,551,155	379,187,362
Expenses
Investment advisory fees (Note 3)	449,722,824	99,149,445
Distributions fees (Note 4)
Class A	39,084,555	3,710,658
Class C	10,231,379	435,172
Shareholder servicing agent fees	45,845,717	11,364,825
Service fees (Note 4)
Class C	3,410,460	145,057
Administrative fees (Note 3)	5,145,893	1,133,982
Professional fees	911,516	736,568
Custodian and accounting fees	6,559,596	2,027,480
Shareholder reporting fees	1,558,836	430,521
Trustees' fees	1,865,277	430,656
Registration and filing fees	769,376	138,420
Other expenses	903,784	214,885
Total Expenses	566,009,213	119,917,669
Expense reductions due to earnings credits (Note 2)	(1,730,228)	(231,890)
Net Expenses	564,278,985	119,685,779
Net Investment Income (Note 2)	778,272,170	259,501,583
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	3,824,209,328	493,259,907
Transactions from investments in affiliates	112,508,576	12,220,521
Commodity related transactions	891,937,144	249,590,434
Settlement of foreign currency and foreign currency transactions	(4,180,506)	(1,386,101)
Settlement of forward foreign currency exchange contracts	1,397,124	6,014,550
	4,825,871,666	759,699,311

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle U.S. Fund*†	First Eagle Gold Fund*
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$7,315,556	$5,159,418
Dividends from:
Non-affiliates (net of $78,021,957, $35,094,658, $130,046 and $3,506,002 foreign taxes withheld)	22,241,282	31,606,031
Affiliated issuers (net of $953,131, $2,632,700, $— and $886,860 foreign taxes withheld)	—	5,025,542
Total Income	29,556,838	41,790,991
Expenses
Investment advisory fees (Note 3)	10,839,951	25,936,888
Distributions fees (Note 4)
Class A	1,592,818	2,251,615
Class C	201,024	1,115,995
Shareholder servicing agent fees	996,250	2,960,874
Service fees (Note 4)
Class C	67,008	371,999
Administrative fees (Note 3)	308,622	427,000
Professional fees	245,646	230,063
Custodian and accounting fees	243,498	1,021,709
Shareholder reporting fees	64,437	117,583
Trustees' fees	58,165	102,993
Registration and filing fees	59,228	127,693
Other expenses	30,399	53,851
Total Expenses	14,707,046	34,718,263
Expense reductions due to earnings credits (Note 2)	(117,151)	(153,872)
Net Expenses	14,589,895	34,564,391
Net Investment Income (Note 2)	14,966,943	7,226,600
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	113,655,520	120,932,952
Transactions from investments in affiliates	—	87,190,118
Commodity related transactions	19,259,959	15,866,658
Settlement of foreign currency and foreign currency transactions	(2,095)	(148,011)
Settlement of forward foreign currency exchange contracts	—	—
	132,913,384	223,841,717
First Eagle Funds | Annual Report | October 31, 2025

Statements of Operations (continued)

	First Eagle Global Fund*	First Eagle Overseas Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $1,803,676, $487,011, $— and $—)	$6,422,516,789	$2,099,984,094
Investment in affiliates	(60,294,325)	62,681,727
Foreign currency and foreign currency translations	4,358,630	1,777,336
Forward foreign currency exchange contracts	(12,428,943)	(7,923,640)
	6,354,152,151	2,156,519,517
Net realized and unrealized gains on investments, commodity, foreign currency and forward contract related transactions	11,180,023,817	2,916,218,828
Net Increase in Net Assets Resulting from Operations	$11,958,295,987	$3,175,720,411

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

†  First Eagle U.S. Fund was known as First Eagle U.S. Value Fund prior to March 1, 2025.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle U.S. Fund*†	First Eagle Gold Fund*
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $1,803,676, $487,011, $— and $—)	$49,894,722	$1,437,228,904
Investment in affiliates	—	152,001,674
Foreign currency and foreign currency translations	(49)	(30,326)
Forward foreign currency exchange contracts	—	—
	49,894,673	1,589,200,252
Net realized and unrealized gains on investments, commodity, foreign currency and forward contract related transactions	182,808,057	1,813,041,969
Net Increase in Net Assets Resulting from Operations	$197,775,000	$1,820,268,569

First Eagle Funds | Annual Report | October 31, 2025

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$23,684,473	$229,459
Dividends from:
Non-affiliates (net of $3,266,099, $284,120, $— and $— foreign taxes withheld)	46,599,146	9,564,786
Total Income	70,283,619	9,794,245
Expenses
Investment advisory fees (Note 3)	14,063,971	2,113,051
Distributions fees (Note 4)
Class A	1,838,358	690,541
Class C	520,594	38,951
Shareholder servicing agent fees	1,177,476	412,003
Service fees (Note 4)
Class C	173,531	12,984
Administrative fees (Note 3)	937,625	211,979
Professional fees	—	54,228
Custodian and accounting fees	355,485	143,476
Shareholder reporting fees	57,930	27,759
Trustees' fees	88,274	15,246
Recoupment expense	—	—
Registration and filing fees	39,699	81,075
Other expenses	26,416	14,823
Total Expenses	19,279,359	3,816,116
Expense waiver (Note 3)	—	(232,729)
Expense reductions due to earnings credits (Note 2)	(82,322)	(94,262)
Net Expenses	19,197,037	3,489,125
Net Investment Income (Note 2)	51,086,582	6,305,120
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	29,398,436	34,631,976
Transactions from investments in affiliates	—	—
Commodity related transactions	8,505,549	—
Settlement of foreign currency and foreign currency transactions	(490,513)	(32,413)
Settlement of forward foreign currency exchange contracts	(69,283)	—
Expiration or closing of option contracts written	2,041,691	—
	39,385,880	34,599,563

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Investment Income
Interest (net of $—, $—, $— and $— foreign taxes withheld)	$—	$—
Dividends from:
Non-affiliates (net of $3,266,099, $284,120, $— and $— foreign taxes withheld)	23,398,019	736,028
Total Income	23,398,019	736,028
Expenses
Investment advisory fees (Note 3)	14,650,185	386,146
Distributions fees (Note 4)
Class A	262,325	5,067
Class C	—	—
Shareholder servicing agent fees	1,888,540	28,147
Service fees (Note 4)
Class C	—	—
Administrative fees (Note 3)	463,053	178,620
Professional fees	168,061	138,132
Custodian and accounting fees	235,494	92,638
Shareholder reporting fees	132,955	16,642
Trustees' fees	64,579	3,253
Recoupment expense	6,264	—
Registration and filing fees	—	51,380
Other expenses	4,138	7,215
Total Expenses	17,875,594	907,240
Expense waiver (Note 3)	(426,033)	(409,067)
Expense reductions due to earnings credits (Note 2)	(42,912)	(3,781)
Net Expenses	17,406,649	494,392
Net Investment Income (Note 2)	5,991,370	241,636
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	92,170,680	40,909
Transactions from investments in affiliates	(378,769)	—
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	—	—
Settlement of forward foreign currency exchange contracts	—	—
Expiration or closing of option contracts written	—	—
	91,791,911	40,909

First Eagle Funds | Annual Report | October 31, 2025

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle Rising Dividend Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $51,843, $—, $— and $—)	$183,773,454	$22,319,682
Investment in affiliates	—	—
Foreign currency and foreign currency translations	290,811	21,337
Forward foreign currency exchange contracts	(342,016)	—
Option contracts written	3,182,347	—
	186,904,596	22,341,019
Net realized and unrealized gains on investments, commodity, foreign currency, forward contract and option contracts written related transactions	226,290,476	56,940,582
Net Increase in Net Assets Resulting from Operations	$277,377,058	$63,245,702

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

	First Eagle Small Cap Opportunity Fund	First Eagle U.S. Smid Cap Opportunity Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $51,843, $—, $— and $—)	$94,928,608	$3,186,494
Investment in affiliates	1,894,075	—
Foreign currency and foreign currency translations	—	—
Forward foreign currency exchange contracts	—	—
Option contracts written	—	—
	96,822,683	3,186,494
Net realized and unrealized gains on investments, commodity, foreign currency, forward contract and option contracts written related transactions	188,614,594	3,227,403
Net Increase in Net Assets Resulting from Operations	$194,605,964	$3,469,039

First Eagle Funds | Annual Report | October 31, 2025

Statements of Operations (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund
Investment Income
Interest (net of $—, $— and $— foreign taxes withheld)	$—	$412,356,766
Dividends from:
Non-affiliates (net of $29,374, $— and $— foreign taxes withheld)	430,106	730,191
Total Income	430,106	413,086,957
Expenses
Investment advisory fees (Note 3)	96,486	28,068,019
Distributions fees (Note 4)
Class A	4,757	3,930,229
Class C	—	883,304
Shareholder servicing agent fees	5,849	5,486,941
Service fees (Note 4)
Class C	—	294,435
Administrative fees (Note 3)	211,130	877,014
Professional fees	176,333	696,159
Custodian and accounting fees	125,901	640,637
Shareholder reporting fees	12,458	151,295
Trustees' fees	14,466	154,826
Interest expense	—	20,137,011
Recoupment expense	—	338,274
Registration and filing fees	47,010	663,879
Other expenses	8,113	58,947
Total Expenses	702,503	62,380,970
Expense waiver (Note 3)	(568,216)	—
Expense reductions due to earnings credits (Note 2)	(3,229)	(65,318)
Net Expenses	131,058	62,315,652
Net Investment Income (Note 2)	299,048	350,771,305
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	342,265	(80,847,732)
Commodity related transactions	164,446	—
Settlement of foreign currency and foreign currency transactions	835	—
	507,546	(80,847,732)

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

First Eagle Short Duration High Yield Municipal Fund
Investment Income
Interest (net of $—, $— and $— foreign taxes withheld)	$47,936,119
Dividends from:
Non-affiliates (net of $29,374, $— and $— foreign taxes withheld)	258,888
Total Income	48,195,007
Expenses
Investment advisory fees (Note 3)	3,769,180
Distributions fees (Note 4)
Class A	429,499
Class C	1,486
Shareholder servicing agent fees	556,798
Service fees (Note 4)
Class C	495
Administrative fees (Note 3)	276,934
Professional fees	205,217
Custodian and accounting fees	159,459
Shareholder reporting fees	30,963
Trustees' fees	15,476
Interest expense	38,609
Recoupment expense	—
Registration and filing fees	261,701
Other expenses	13,121
Total Expenses	5,758,938
Expense waiver (Note 3)	(229,510)
Expense reductions due to earnings credits (Note 2)	(5,003)
Net Expenses	5,524,425
Net Investment Income (Note 2)	42,670,582
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	(674,062)
Commodity related transactions	—
Settlement of foreign currency and foreign currency transactions	—
(674,062)

First Eagle Funds | Annual Report | October 31, 2025

Statements of Operations (continued)

	First Eagle Global Real Assets Fund*	First Eagle High Yield Municipal Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $—, $— and $—)	$1,232,417	$(272,251,700)
Foreign currency and foreign currency translations	358	—
	1,232,775	(272,251,700)
Net realized and unrealized gains (losses) on investments, commodity and foreign currency related transactions	1,740,321	(353,099,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,039,369	($2,328,127)

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

October 31, 2025

First Eagle Short Duration High Yield Municipal Fund
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $—, $— and $—)	$(28,516,152)
Foreign currency and foreign currency translations	—
(28,516,152)
Net realized and unrealized gains (losses) on investments, commodity and foreign currency related transactions	(29,190,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,480,368

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations
Net investment income	$778,272,170	$772,397,856	$259,501,583	$233,616,650
Net realized gain on investments, commodity, foreign currency and forward contract related transactions	4,825,871,666	2,076,543,048	759,699,311	625,103,535
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	6,354,152,151	9,240,921,699	2,156,519,517	1,552,382,477
Net increase in net assets resulting from operations	11,958,295,987	12,089,862,603	3,175,720,411	2,411,102,662
Distributions to Shareholders
Distributable earnings:
Class A	(752,479,645)	(476,472,548)	(106,385,762)	(31,790,527)
Class C	(63,056,039)	(43,860,612)	(4,079,377)	(1,164,501)
Class I	(1,927,947,611)	(1,170,598,120)	(716,917,557)	(235,095,957)
Class R3	—	(467,965)	—	(8,462)
Class R4	—	(65,416)	—	(114,289)
Class R5	—	(7,978)	—	(1,027)
Class R6	(141,419,924)	(84,348,553)	(93,644,660)	(34,779,408)
Decrease in net assets resulting from distributions	(2,884,903,219)	(1,775,821,192)	(921,027,356)	(302,954,171)
Fund Share Transactions
Class A
Net proceeds from shares sold	1,218,928,163	902,898,419	146,335,944	103,751,530
Net asset value of shares issued for reinvested dividends and distributions	663,125,471	417,748,177	97,309,028	29,118,152
Cost of shares redeemed	(1,984,021,512)	(1,990,276,449)	(279,151,458)	(281,759,302)
Increase (decrease) in net assets from Fund share transactions	(101,967,878)	(669,629,853)	(35,506,486)	(148,889,620)
Class C
Net proceeds from shares sold	238,342,133	168,806,447	16,234,061	5,485,918
Net asset value of shares issued for reinvested dividends and distributions	59,401,014	41,505,889	3,797,915	1,096,427
Cost of shares redeemed	(518,534,282)	(554,768,126)	(24,730,489)	(32,627,078)
Decrease in net assets from Fund share transactions	(220,791,135)	(344,455,790)	(4,698,513)	(26,044,733)
Class I
Net proceeds from shares sold	7,025,246,291	4,853,052,805	2,480,108,140	1,399,043,949
Net asset value of shares issued for reinvested dividends and distributions	1,687,284,431	1,018,464,881	640,979,324	210,292,492
Cost of shares redeemed	(5,954,728,068)	(5,425,587,580)	(2,357,231,637)	(2,733,965,845)
Increase (decrease) in net assets from Fund share transactions	2,757,802,654	445,930,106	763,855,827	(1,124,629,404)
Class R3^
Net proceeds from shares sold	—	800,063	—	16,549
Net asset value of shares issued for reinvested dividends and distributions	—	467,965	—	8,462
Cost of shares redeemed	—	(14,441,910)	—	(449,739)
Decrease in net assets from Fund share transactions	—	(13,173,882)	—	(424,728)

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations
Net investment income	$14,966,943	$14,641,335	$7,226,600	$9,712,434
Net realized gain on investments, commodity, foreign currency and forward contract related transactions	132,913,384	76,106,560	223,841,717	233,203,825
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	49,894,673	243,691,072	1,589,200,252	541,892,310
Net increase in net assets resulting from operations	197,775,000	334,438,967	1,820,268,569	784,808,569
Distributions to Shareholders
Distributable earnings:
Class A	(38,750,193)	(35,915,770)	(32,088,609)	(5,154,188)
Class C	(1,653,042)	(1,826,542)	(5,385,945)	(253,973)
Class I	(43,178,411)	(37,008,037)	(76,199,777)	(15,422,133)
Class R3	—	(4,458)	—	(3,861)
Class R4	—	(2,849)	—	(14,386)
Class R5	—	(5,869)	—	(5,118)
Class R6	(2,634,465)	(2,193,025)	(10,342,993)	(1,860,249)
Decrease in net assets resulting from distributions	(86,216,111)	(76,956,550)	(124,017,324)	(22,713,908)
Fund Share Transactions
Class A
Net proceeds from shares sold	37,388,134	27,323,134	257,421,482	122,745,062
Net asset value of shares issued for reinvested dividends and distributions	34,390,390	31,617,086	30,683,850	4,911,757
Cost of shares redeemed	(81,541,398)	(74,766,587)	(260,472,927)	(130,806,208)
Increase (decrease) in net assets from Fund share transactions	(9,762,874)	(15,826,367)	27,632,405	(3,149,389)
Class C
Net proceeds from shares sold	4,651,455	3,487,062	28,211,406	14,376,527
Net asset value of shares issued for reinvested dividends and distributions	1,497,082	1,664,563	5,139,993	241,570
Cost of shares redeemed	(10,861,591)	(11,000,964)	(42,399,875)	(28,797,729)
Decrease in net assets from Fund share transactions	(4,713,054)	(5,849,339)	(9,048,476)	(14,179,632)
Class I
Net proceeds from shares sold	137,624,577	98,186,740	608,405,653	338,846,341
Net asset value of shares issued for reinvested dividends and distributions	29,875,781	25,055,673	69,744,097	13,851,484
Cost of shares redeemed	(104,619,169)	(102,024,784)	(749,762,164)	(443,077,982)
Increase (decrease) in net assets from Fund share transactions	62,881,189	21,217,629	(71,612,414)	(90,380,157)
Class R3^
Net proceeds from shares sold	—	200	—	45,937
Net asset value of shares issued for reinvested dividends and distributions	—	4,458	—	3,861
Cost of shares redeemed	—	(79,036)	—	(1,247,931)
Decrease in net assets from Fund share transactions	—	(74,378)	—	(1,198,133)

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	77,216	—	164,674
Net asset value of shares issued for reinvested dividends and distributions	—	65,416	—	114,289
Cost of shares redeemed	—	(2,018,348)	—	(5,639,834)
Decrease in net assets from Fund share transactions	—	(1,875,716)	—	(5,360,871)
Class R5^
Net proceeds from shares sold	—	6,261	—	4,136
Net asset value of shares issued for reinvested dividends and distributions	—	4,799	—	1,027
Cost of shares redeemed	—	(231,679)	—	(47,190)
Decrease in net assets from Fund share transactions	—	(220,619)	—	(42,027)
Class R6
Net proceeds from shares sold	1,162,504,347	628,328,209	238,222,311	151,540,868
Net asset value of shares issued for reinvested dividends and distributions	125,053,004	74,502,423	92,596,760	34,097,431
Cost of shares redeemed	(671,771,841)	(579,349,948)	(280,763,935)	(472,380,559)
Increase (decrease) in net assets from Fund share transactions	615,785,510	123,480,684	50,055,136	(286,742,260)
Increase (decrease) in net assets from Fund share transactions	3,050,829,151	(459,945,070)	773,705,964	(1,592,133,643)
Net increase in net assets	12,124,221,919	9,854,096,341	3,028,399,019	516,014,848
Net Assets (Note 2)
Beginning of period	56,336,120,291	46,482,023,950	12,368,480,904	11,852,466,056
End of period	$68,460,342,210	$56,336,120,291	$15,396,879,923	$12,368,480,904
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	206,799,517	216,362,656	53,773,662	59,656,595
Shares sold	16,425,594	13,505,416	5,329,100	4,116,476
Shares issued on reinvestment of distributions	9,478,644	6,858,457	3,904,857	1,243,303
Shares redeemed	(26,731,511)	(29,927,012)	(10,343,799)	(11,242,712)
Shares outstanding, end of period	205,972,244	206,799,517	52,663,820	53,773,662
Class C
Shares outstanding, beginning of period	20,772,700	26,084,098	2,357,034	3,444,418
Shares sold	3,346,445	2,647,035	611,090	233,000
Shares issued on reinvestment of distributions	888,971	712,058	160,656	49,211
Shares redeemed	(7,358,848)	(8,670,491)	(960,042)	(1,369,595)
Shares outstanding, end of period	17,649,268	20,772,700	2,168,738	2,357,034
Class I
Shares outstanding, beginning of period	503,356,923	495,595,080	346,399,690	389,313,607
Shares sold	94,097,578	72,240,354	88,241,139	54,468,069
Shares issued on reinvestment of distributions	23,980,734	16,630,713	25,028,478	8,754,891
Shares redeemed	(79,961,125)	(81,109,224)	(85,002,210)	(106,136,877)
Shares outstanding, end of period	541,474,110	503,356,923	374,667,097	346,399,690

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	1,297	—	77,494
Net asset value of shares issued for reinvested dividends and distributions	—	2,849	—	14,386
Cost of shares redeemed	—	(49,419)	—	(1,551,853)
Decrease in net assets from Fund share transactions	—	(45,273)	—	(1,459,973)
Class R5^
Net proceeds from shares sold	—	6,722	—	45,674
Net asset value of shares issued for reinvested dividends and distributions	—	868	—	4,271
Cost of shares redeemed	—	(96,780)	—	(479,637)
Decrease in net assets from Fund share transactions	—	(89,190)	—	(429,692)
Class R6
Net proceeds from shares sold	19,662,801	8,513,801	184,775,574	69,141,467
Net asset value of shares issued for reinvested dividends and distributions	2,622,111	2,189,335	9,759,911	1,748,970
Cost of shares redeemed	(9,041,011)	(8,878,747)	(110,503,916)	(48,120,317)
Increase (decrease) in net assets from Fund share transactions	13,243,901	1,824,389	84,031,569	22,770,120
Increase (decrease) in net assets from Fund share transactions	61,649,162	1,157,471	31,003,084	(88,026,856)
Net increase in net assets	173,208,051	258,639,888	1,727,254,329	674,067,805
Net Assets (Note 2)
Beginning of period	1,397,774,168	1,139,134,280	2,831,645,889	2,157,578,084
End of period	$1,570,982,219	$1,397,774,168	$4,558,900,218	$2,831,645,889
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	28,292,500	28,915,983	24,372,239	24,654,077
Shares sold	1,694,694	1,356,290	7,094,205	4,691,119
Shares issued on reinvestment of distributions	1,597,324	1,727,710	1,125,600	206,811
Shares redeemed	(3,685,740)	(3,707,483)	(7,170,925)	(5,179,768)
Shares outstanding, end of period	27,898,778	28,292,500	25,421,119	24,372,239
Class C
Shares outstanding, beginning of period	1,384,879	1,679,875	4,743,206	5,376,559
Shares sold	225,370	184,827	862,420	604,989
Shares issued on reinvestment of distributions	74,113	96,609	209,113	11,220
Shares redeemed	(524,978)	(576,432)	(1,320,309)	(1,249,562)
Shares outstanding, end of period	1,159,384	1,384,879	4,494,430	4,743,206
Class I
Shares outstanding, beginning of period	29,707,684	28,483,950	54,858,882	58,456,099
Shares sold	6,095,947	4,787,322	16,766,927	13,006,767
Shares issued on reinvestment of distributions	1,352,458	1,337,016	2,471,442	564,445
Shares redeemed	(4,598,294)	(4,900,604)	(19,521,197)	(17,168,429)
Shares outstanding, end of period	32,557,795	29,707,684	54,576,054	54,858,882

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	205,968	—	17,092
Shares sold	—	12,834	—	679
Shares issued on reinvestment of distributions	—	7,705	—	354
Shares redeemed	—	(226,507)	—	(18,125)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	29,134	—	216,836
Shares sold	—	1,226	—	6,744
Shares issued on reinvestment of distributions	—	1,068	—	4,767
Shares redeemed	—	(31,428)	—	(228,347)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	3,470	—	1,689
Shares sold	—	102	—	169
Shares issued on reinvestment of distributions	—	80	—	43
Shares redeemed	—	(3,652)	—	(1,901)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	36,151,867	34,101,190	44,141,524	55,025,651
Shares sold	15,642,266	9,402,409	8,549,275	5,881,268
Shares issued on reinvestment of distributions	1,777,078	1,216,565	3,617,061	1,420,135
Shares redeemed	(8,938,967)	(8,568,297)	(10,068,111)	(18,185,530)
Shares outstanding, end of period	44,632,244	36,151,867	46,239,749	44,141,524

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

†  First Eagle U.S. Fund was known as First Eagle U.S. Value Fund prior to March 1, 2025.

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle U.S. Fund*†		First Eagle Gold Fund*
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	3,737	—	55,925
Shares sold	—	10	—	1,927
Shares issued on reinvestment of distributions	—	238	—	158
Shares redeemed	—	(3,985)	—	(58,010)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	2,281	—	68,292
Shares sold	—	67	—	3,345
Shares issued on reinvestment of distributions	—	152	—	586
Shares redeemed	—	(2,500)	—	(72,223)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	4,552	—	20,143
Shares sold	—	356	—	1,934
Shares issued on reinvestment of distributions	—	46	—	174
Shares redeemed	—	(4,954)	—	(22,251)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	1,798,949	1,705,115	7,160,987	6,353,503
Shares sold	865,389	403,727	4,872,223	2,561,618
Shares issued on reinvestment of distributions	118,755	116,826	344,873	71,096
Shares redeemed	(396,528)	(426,719)	(2,858,598)	(1,825,230)
Shares outstanding, end of period	2,386,565	1,798,949	9,519,485	7,160,987

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations
Net investment income	$51,086,582	$46,810,714	$6,305,120	$6,278,318
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	39,385,880	25,693,905	34,599,563	15,300,823
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	186,904,596	223,130,344	22,341,019	91,686,192
Net increase in net assets resulting from operations	277,377,058	295,634,963	63,245,702	113,265,333
Distributions to Shareholders
Distributable earnings:
Class A	(28,226,775)	(16,847,331)	(13,009,821)	(21,201,944)
Class C	(2,231,013)	(1,412,038)	(412,150)	(1,012,252)
Class I	(40,341,634)	(25,608,733)	(6,057,335)	(8,088,133)
Class R3	—	(105)	—	(4,079)
Class R4	—	(380)	—	(2,834)
Class R5	—	(23)	—	(837)
Class R6	(3,506,962)	(1,992,069)	(540,636)	(555,937)
Decrease in net assets resulting from distributions	(74,306,384)	(45,860,679)	(20,019,942)	(30,866,016)
Fund Share Transactions
Class A
Net proceeds from shares sold	182,832,707	95,460,012	9,027,763	15,002,736
Net asset value of shares issued for reinvested dividends and distributions	26,063,395	15,529,327	12,432,247	20,071,573
Cost of shares redeemed	(132,364,670)	(149,430,352)	(42,108,697)	(48,637,648)
Increase (decrease) in net assets from Fund share transactions	76,531,432	(38,441,013)	(20,648,687)	(13,563,339)
Class C
Net proceeds from shares sold	12,058,967	7,773,276	738,835	860,400
Net asset value of shares issued for reinvested dividends and distributions	2,153,487	1,359,002	410,833	1,006,066
Cost of shares redeemed	(26,757,339)	(29,137,271)	(1,813,473)	(5,413,836)
Decrease in net assets from Fund share transactions	(12,544,885)	(20,004,993)	(663,805)	(3,547,370)
Class I
Net proceeds from shares sold	220,480,338	114,972,376	9,526,098	26,590,666
Net asset value of shares issued for reinvested dividends and distributions	36,258,920	23,060,802	3,891,406	4,708,771
Cost of shares redeemed	(182,534,972)	(215,857,981)	(22,385,803)	(17,753,843)
Increase (decrease) in net assets from Fund share transactions	74,204,286	(77,824,803)	(8,968,299)	13,545,594
Class R3^
Net proceeds from shares sold	—	—	—	13
Net asset value of shares issued for reinvested dividends and distributions	—	37	—	4,079
Cost of shares redeemed	—	(63,414)	—	(63,761)
Decrease in net assets from Fund share transactions	—	(63,377)	—	(59,669)

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations
Net investment income	$5,991,370	$7,165,789	$241,636	$121,730
Net realized gain (loss) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	91,791,911	5,384,792	40,909	(430,268)
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations and option contracts written	96,822,683	362,972,830	3,186,494	10,690,345
Net increase in net assets resulting from operations	194,605,964	375,523,411	3,469,039	10,381,807
Distributions to Shareholders
Distributable earnings:
Class A	(1,367,562)	(331,193)	(2,600)	(1,661)
Class C	—	—	—	—
Class I	(25,654,317)	(8,732,209)	(276,802)	(117,436)
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class R6	(1,705,941)	(479,410)	(451)	(1,676)
Decrease in net assets resulting from distributions	(28,727,820)	(9,542,812)	(279,853)	(120,773)
Fund Share Transactions
Class A
Net proceeds from shares sold	18,908,766	38,906,104	2,527,242	1,152,604
Net asset value of shares issued for reinvested dividends and distributions	1,322,858	321,596	2,600	1,661
Cost of shares redeemed	(17,281,167)	(15,951,866)	(1,279,613)	(33,000)
Increase (decrease) in net assets from Fund share transactions	2,950,457	23,275,834	1,250,229	1,121,265
Class C
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class I
Net proceeds from shares sold	444,307,780	812,758,873	14,854,998	11,983,423
Net asset value of shares issued for reinvested dividends and distributions	24,725,044	8,438,320	90,371	12,922
Cost of shares redeemed	(762,587,947)	(677,149,839)	(21,672,646)	(1,246,787)
Increase (decrease) in net assets from Fund share transactions	(293,555,123)	144,047,354	(6,727,277)	10,749,558
Class R3^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	2,063	—	1,228
Net asset value of shares issued for reinvested dividends and distributions	—	300	—	2,834
Cost of shares redeemed	—	(64,263)	—	(45,125)
Decrease in net assets from Fund share transactions	—	(61,900)	—	(41,063)
Class R5^
Net proceeds from shares sold	—	—	—	2
Net asset value of shares issued for reinvested dividends and distributions	—	7	—	837
Cost of shares redeemed	—	(12,281)	—	(13,180)
Decrease in net assets from Fund share transactions	—	(12,274)	—	(12,341)
Class R6
Net proceeds from shares sold	29,829,327	21,352,716	5,902,428	2,216,374
Net asset value of shares issued for reinvested dividends and distributions	3,495,789	1,985,130	539,603	539,169
Cost of shares redeemed	(16,480,745)	(19,396,610)	(3,314,713)	(2,366,664)
Increase in net assets from Fund share transactions	16,844,371	3,941,236	3,127,318	388,879
Increase (decrease) in net assets from Fund share transactions	155,035,204	(132,467,124)	(27,153,473)	(3,289,309)
Net increase (decrease) in net assets	358,105,878	117,307,160	16,072,287	79,110,008
Net Assets (Note 2)
Beginning of period	1,758,899,230	1,641,592,070	432,924,939	353,814,931
End of period	$2,117,005,108	$1,758,899,230	$448,997,226	$432,924,939
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	49,293,828	52,313,628	10,420,922	10,885,417
Shares sold	12,679,779	7,305,639	327,456	618,865
Shares issued on reinvestment of distributions	1,849,384	1,183,813	460,393	881,509
Shares redeemed	(9,265,369)	(11,509,252)	(1,546,306)	(1,964,869)
Shares outstanding, end of period	54,557,622	49,293,828	9,662,465	10,420,922
Class C
Shares outstanding, beginning of period	5,323,986	6,859,097	348,828	594,264
Shares sold	832,004	588,856	49,831	58,125
Shares issued on reinvestment of distributions	152,985	103,084	27,286	76,976
Shares redeemed	(1,866,262)	(2,227,051)	(120,674)	(380,537)
Shares outstanding, end of period	4,442,713	5,323,986	305,271	348,828
Class I
Shares outstanding, beginning of period	67,802,292	73,870,683	4,604,708	4,041,364
Shares sold	15,438,280	8,905,990	328,020	1,046,492
Shares issued on reinvestment of distributions	2,583,698	1,767,171	135,629	193,529
Shares redeemed	(12,983,644)	(16,741,552)	(782,406)	(676,677)
Shares outstanding, end of period	72,840,626	67,802,292	4,285,951	4,604,708

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R4^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class R5^
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class R6
Net proceeds from shares sold	53,968,460	44,595,999	—	55,000
Net asset value of shares issued for reinvested dividends and distributions	1,705,319	479,410	451	1,676
Cost of shares redeemed	(45,895,763)	(19,555,934)	—	—
Increase in net assets from Fund share transactions	9,778,016	25,519,475	451	56,676
Increase (decrease) in net assets from Fund share transactions	(280,826,650)	192,842,663	(5,476,597)	11,927,499
Net increase (decrease) in net assets	(114,948,506)	558,823,262	(2,287,411)	22,188,533
Net Assets (Note 2)
Beginning of period	1,868,520,245	1,309,696,983	49,943,437	27,754,904
End of period	$1,753,571,739	$1,868,520,245	$47,656,026	$49,943,437
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	9,940,432	7,490,976	113,192	8,975
Shares sold	1,828,676	4,018,628	226,250	107,150
Shares issued on reinvestment of distributions	119,176	35,693	215	177
Shares redeemed	(1,733,190)	(1,604,865)	(123,471)	(3,110)
Shares outstanding, end of period	10,155,094	9,940,432	216,186	113,192
Class C
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class I
Shares outstanding, beginning of period	159,633,477	143,815,321	4,151,011	3,170,551
Shares sold	43,589,600	82,436,449	1,346,435	1,086,602
Shares issued on reinvestment of distributions	2,221,477	934,476	7,353	1,350
Shares redeemed	(75,308,269)	(67,552,769)	(1,863,604)	(107,492)
Shares outstanding, end of period	130,136,285	159,633,477	3,641,195	4,151,011
First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle Rising Dividend Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	5,010	—	2,445
Shares issued on reinvestment of distributions	—	3	—	173
Shares redeemed	—	(5,013)	—	(2,618)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	4,899	—	1,619
Shares sold	—	164	—	49
Shares issued on reinvestment of distributions	—	24	—	120
Shares redeemed	—	(5,087)	—	(1,788)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	973	—	501
Shares issued on reinvestment of distributions	—	—	—	35
Shares redeemed	—	(973)	—	(536)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	5,583,058	5,292,142	288,554	272,124
Shares sold	2,079,669	1,636,871	203,209	82,177
Shares issued on reinvestment of distributions	249,047	152,167	18,801	22,269
Shares redeemed	(1,172,484)	(1,498,122)	(118,009)	(88,016)
Shares outstanding, end of period	6,739,290	5,583,058	392,555	288,554

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle Small Cap Opportunity Fund		First Eagle U.S. Smid Cap Opportunity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class R3^
Shares outstanding, beginning of period	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	10,435,226	7,850,147	10,030	5,019
Shares sold	5,291,764	4,491,578	—	4,830
Shares issued on reinvestment of distributions	153,081	53,032	38	181
Shares redeemed	(4,532,119)	(1,959,531)	—	—
Shares outstanding, end of period	11,347,952	10,435,226	10,068	10,030

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund**
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations
Net investment income	$299,048	$256,035	$350,771,305	$69,902,940
Net realized gain(loss) on investments, commodity and foreign currency related transactions	507,546	83,678	(80,847,732)	(2,097,484)
Change in unrealized appreciation(depreciation) on investments, commodity and foreign currency related translations	1,232,775	1,850,643	(272,251,700)	65,159,338
Net increase (decrease) in net assets resulting from operations	2,039,369	2,190,356	(2,328,127)	132,964,794
Distributions to Shareholders
Distributable earnings:
Class A	(64,310)	(29,923)	(85,075,234)	(19,144,908)
Class C	—	—	(5,483,891)	(1,150,729)
Class I	(371,654)	(189,360)	(257,066,846)	(50,728,750)
Class R3	—	—	—	(5,040)
Class R4	—	—	—	(74)
Class R5	—	—	—	(77)
Class R6	(41,796)	(22,956)	(383,413)	(171,660)
Return of capital:
Class A	—	—	—	(1,875,965)
Class C	—	—	—	(133,571)
Class I	—	—	—	(4,709,853)
Class R3	—	—	—	(555)
Class R4	—	—	—	(7)
Class R5	—	—	—	(8)
Class R6	—	—	—	(16,143)
Decrease in net assets resulting from distributions	(477,760)	(242,239)	(348,009,384)	(77,937,340)
Fund Share Transactions
Class A
Net proceeds from shares sold	5,869	26,458	1,318,572,023	1,098,379,117
Net asset value of shares issued for reinvested dividends and distributions	64,310	29,923	82,304,965	20,753,148
Cost of shares redeemed	(219,867)	(31,302)	(447,116,878)	(90,636,544)
Increase (decrease) in net assets from Fund share transactions	(149,688)	25,079	953,760,110	1,028,495,721
Class C
Net proceeds from shares sold	—	—	90,161,573	76,487,644
Net asset value of shares issued for reinvested dividends and distributions	—	—	5,299,533	1,277,666
Cost of shares redeemed	—	—	(18,701,249)	(4,511,297)
Increase in net assets from Fund share transactions	—	—	76,759,857	73,254,013

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle Short Duration High Yield Municipal Fund
	For the Year Ended October 31, 2025	For the Period 1/2/24† - 10/31/24
Operations
Net investment income	$42,670,582	$1,788,891
Net realized gain(loss) on investments, commodity and foreign currency related transactions	(674,062)	(4,872)
Change in unrealized appreciation(depreciation) on investments, commodity and foreign currency related translations	(28,516,152)	(12,437)
Net increase (decrease) in net assets resulting from operations	13,480,368	1,771,582
Distributions to Shareholders
Distributable earnings:
Class A	(8,133,760)	(293,307)
Class C	(8,698)	—
Class I	(33,052,415)	(1,428,197)
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	(52,829)	(39,335)
Return of capital:
Class A	—	—
Class C	—	—
Class I	—	—
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	—	—
Decrease in net assets resulting from distributions	(41,247,702)	(1,760,839)
Fund Share Transactions
Class A
Net proceeds from shares sold	403,405,738	45,800,341
Net asset value of shares issued for reinvested dividends and distributions	8,014,462	279,927
Cost of shares redeemed	(107,218,896)	(2,490,434)
Increase (decrease) in net assets from Fund share transactions	304,201,304	43,589,834
Class C
Net proceeds from shares sold	1,515,389	—
Net asset value of shares issued for reinvested dividends and distributions	8,698	—
Cost of shares redeemed	(94,766)	—
Increase in net assets from Fund share transactions	1,429,321	—

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund**
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class I
Net proceeds from shares sold	1,646,830	1,448,354	5,291,611,099	3,187,507,157
Net asset value of shares issued for reinvested dividends and distributions	366,838	186,621	245,995,548	55,031,988
Cost of shares redeemed	(1,178,107)	(623,889)	(2,615,862,491)	(308,239,589)
Increase in net assets from Fund share transactions	835,561	1,011,086	2,921,744,156	2,934,299,556
Class R3^
Net proceeds from shares sold	—	—	—	4,090
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	5,368
Cost of shares redeemed	—	—	—	(511,451)
Decrease in net assets from Fund share transactions	—	—	—	(501,993)
Class R4^
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	47
Cost of shares redeemed	—	—	—	(10,902)
Decrease in net assets from Fund share transactions	—	—	—	(10,855)
Class R5^
Net proceeds from shares sold	—	—	—	1
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	50
Cost of shares redeemed	—	—	—	(11,190)
Decrease in net assets from Fund share transactions	—	—	—	(11,139)
Class R6
Net proceeds from shares sold	18,932	21,815	17,684,220	1,668,663
Net asset value of shares issued for reinvested dividends and distributions	41,796	22,956	379,914	187,704
Cost of shares redeemed	(3,841)	(34,589)	(9,260,345)	(8,944,231)
Increase (decrease) in net assets from Fund share transactions	56,887	10,182	8,803,789	(7,087,864)
Increase in net assets from Fund share transactions	742,760	1,046,347	3,961,067,912	4,028,437,439
Net increase in net assets	2,304,369	2,994,464	3,610,730,401	4,083,464,893
Net Assets (Note 2)
Beginning of period	14,297,966	11,303,502	4,237,049,109	153,584,216
End of period	$16,602,335	$14,297,966	$7,847,779,510	$4,237,049,109
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	176,193	173,842	128,366,630	8,207,087
Shares sold	494	2,405	157,540,015	128,396,378
Shares issued on reinvestment of distributions	5,757	2,953	9,909,220	2,417,593
Shares redeemed	(20,277)	(3,007)	(54,327,816)	(10,654,428)
Shares outstanding, end of period	162,167	176,193	241,488,049	128,366,630

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle Short Duration High Yield Municipal Fund
	For the Year Ended October 31, 2025	For the Period 1/2/24† - 10/31/24
Class I
Net proceeds from shares sold	1,608,950,379	134,025,223
Net asset value of shares issued for reinvested dividends and distributions	32,972,449	1,421,281
Cost of shares redeemed	(521,753,920)	(19,419,586)
Increase in net assets from Fund share transactions	1,120,168,908	116,026,918
Class R3^
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Decrease in net assets from Fund share transactions	—	—
Class R4^
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Decrease in net assets from Fund share transactions	—	—
Class R5^
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—
Cost of shares redeemed	—	—
Decrease in net assets from Fund share transactions	—	—
Class R6
Net proceeds from shares sold	2,000	1,010,000
Net asset value of shares issued for reinvested dividends and distributions	52,823	39,335
Cost of shares redeemed	(10,698)	—
Increase (decrease) in net assets from Fund share transactions	44,125	1,049,335
Increase in net assets from Fund share transactions	1,425,843,658	160,666,087
Net increase in net assets	1,398,076,324	160,676,830
Net Assets (Note 2)
Beginning of period	160,676,830	—
End of period	$1,558,753,154	$160,676,830
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	4,232,723	—
Shares sold	39,907,674	4,446,936
Shares issued on reinvestment of distributions	794,679	27,247
Shares redeemed	(10,643,628)	(241,460)
Shares outstanding, end of period	34,291,448	4,232,723

First Eagle Funds | Annual Report | October 31, 2025

Statements of Changes in Net Assets (continued)

	First Eagle Global Real Assets Fund*		First Eagle High Yield Municipal Fund**
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Class C
Shares outstanding, beginning of period	—	—	9,205,822	637,855
Shares sold	—	—	10,761,035	8,955,332
Shares issued on reinvestment of distributions	—	—	639,268	149,177
Shares redeemed	—	—	(2,274,664)	(536,542)
Shares outstanding, end of period	—	—	18,331,461	9,205,822
Class I
Shares outstanding, beginning of period	976,752	880,735	352,664,774	9,828,992
Shares sold	143,927	133,357	635,613,206	372,578,199
Shares issued on reinvestment of distributions	33,108	18,569	29,649,353	6,393,708
Shares redeemed	(107,713)	(55,909)	(319,499,286)	(36,136,125)
Shares outstanding, end of period	1,046,074	976,752	698,428,047	352,664,774
Class R3^
Shares outstanding, beginning of period	—	—	—	61,473
Shares sold	—	—	—	506
Shares issued on reinvestment of distributions	—	—	—	663
Shares redeemed	—	—	—	(62,642)
Shares outstanding, end of period	—	—	—	—
Class R4^
Shares outstanding, beginning of period	—	—	—	1,336
Shares issued on reinvestment of distributions	—	—	—	6
Shares redeemed	—	—	—	(1,342)
Shares outstanding, end of period	—	—	—	—
Class R5^
Shares outstanding, beginning of period	—	—	—	1,373
Shares issued on reinvestment of distributions	—	—	—	6
Shares redeemed	—	—	—	(1,379)
Shares outstanding, end of period	—	—	—	—
Class R6
Shares outstanding, beginning of period	106,908	105,765	140,756	1,005,589
Shares sold	1,665	2,085	2,152,765	204,881
Shares issued on reinvestment of distributions	3,776	2,286	46,894	22,755
Shares redeemed	(363)	(3,228)	(1,140,874)	(1,092,469)
Shares outstanding, end of period	111,986	106,908	1,199,541	140,756

*  First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Real Asset Cayman Fund, Ltd.

**  First Eagle High Yield Municipal Fund was known as First Eagle High Income Fund prior to December 27, 2023.

†  Inception date.

^  On February 29, 2024, Class R3, Class R4 and Class R5 shares converted into Class R6 shares. As a result, Class R3, Class R4 and Class R5 shares were terminated.

  See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

	First Eagle Short Duration High Yield Municipal Fund
	For the Year Ended October 31, 2025	For the Period 1/2/24† - 10/31/24
Class C
Shares outstanding, beginning of period	—	—
Shares sold	151,936	—
Shares issued on reinvestment of distributions	870	—
Shares redeemed	(9,458)	—
Shares outstanding, end of period	143,348	—
Class I
Shares outstanding, beginning of period	11,335,372	—
Shares sold	159,005,062	13,094,425
Shares issued on reinvestment of distributions	3,274,019	138,918
Shares redeemed	(51,947,885)	(1,897,971)
Shares outstanding, end of period	121,666,568	11,335,372
Class R3^
Shares outstanding, beginning of period	—	—
Shares sold	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R4^
Shares outstanding, beginning of period	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R5^
Shares outstanding, beginning of period	—	—
Shares issued on reinvestment of distributions	—	—
Shares redeemed	—	—
Shares outstanding, end of period	—	—
Class R6
Shares outstanding, beginning of period	104,854	—
Shares sold	199	100,990
Shares issued on reinvestment of distributions	5,201	3,864
Shares redeemed	(1,033)	—
Shares outstanding, end of period	109,221	104,854

First Eagle Funds | Annual Report | October 31, 2025

Statement of Cash Flow

Period Ended October 31, 2025

First Eagle High Yield Municipal Fund
Cash Flows Provided by (Used in) Operating Activities:
Net (decrease) in net assets resulting from operations	$(2,328,127)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase investments	(10,455,317,893)
Proceeds from sale and paydowns of investments	5,869,356,826
Net decrease in short term investments	(4,964,635)
Realized (gain) loss on investments	80,847,732
Change in unrealized (appreciation) depreciation on investments	272,251,700
Amortization (accretion) of bond premium (discount)	(21,511,276)
(Increases) decreases in operating assets:
Accrued interest and dividends receivable	(116,524,553)
Due from adviser	60,271
Other assets	(27,006)
Increases (decreases) in operating liabilities:
Investment advisory fees payable	1,410,451
Administrative fees payable	(55,763)
Distribution fees payable	234,541
Service fees payable	15,574
Trustee fees payable	(14,902)
Due to custodian	6,248
Interest expense and fees payable	8,728,691
Accrued expenses and other liabilities	744,404
Net cash provided by (used in) operating activities	$(4,367,087,717)
Cash Flows Provided by (Used in) Financing Activities:
Proceeds from shares sold	6,715,832,681
Payments on shares redeemed	(3,075,836,789)
Cash distributions paid	(11,778,175)
Proceeds from floating rate note obligations	738,870,000
Net cash provided by (used in) financing activities	$4,367,087,717
Net change in cash	—
Cash, beginning of period	—
Cash, end of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $11,408,320 for stated interest expense and unused commitment fees.

Non-cash financing activities consist of reinvestment of distributions in the amount $333,979,960.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

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First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A***
October 31, 2025	$73.15	0.85		13.83	14.68	(1.60)	(2.07)	—	(3.67)
October 31, 2024	$59.97	0.89		14.51 (j)	15.40	(0.81)	(1.41)	—	(2.22)
October 31, 2023	$56.57	0.84		4.98	5.82	(0.06)	(2.36)	—	(2.42)
October 31, 2022	$68.42	0.51		(8.32)	(7.81)	(1.24)	(2.80)	—	(4.04)
October 31, 2021	$55.42	0.67	(d)	13.79	14.46	(0.51)	(0.95)	—	(1.46)
First Eagle Global Fund Class C***
October 31, 2025	$69.53	0.27		13.14	13.41	(1.03)	(2.07)	—	(3.10)
October 31, 2024	$57.05	0.36		13.84 (j)	14.20	(0.31)	(1.41)	—	(1.72)
October 31, 2023	$54.26	0.35		4.80	5.15	—	(2.36)	—	(2.36)
October 31, 2022	$65.60	0.04		(7.99)	(7.95)	(0.59)	(2.80)	—	(3.39)
October 31, 2021	$53.12	0.15	(d)	13.28	13.43	—	(0.95)	—	(0.95)
First Eagle Global Fund Class I***
October 31, 2025	$73.70	1.03		13.93	14.96	(1.77)	(2.07)	—	(3.84)
October 31, 2024	$60.42	1.06		14.60 (j)	15.66	(0.97)	(1.41)	—	(2.38)
October 31, 2023	$56.98	0.99		5.02	6.01	(0.21)	(2.36)	—	(2.57)
October 31, 2022	$68.90	0.67		(8.38)	(7.71)	(1.41)	(2.80)	—	(4.21)
October 31, 2021	$55.79	0.85	(d)	13.87	14.72	(0.66)	(0.95)	—	(1.61)
First Eagle Global Fund Class R6***
October 31, 2025	$73.76	1.10		13.92	15.02	(1.82)	(2.07)	—	(3.89)
October 31, 2024	$60.46	1.11		14.61 (j)	15.72	(1.01)	(1.41)	—	(2.42)
October 31, 2023	$57.02	1.04		5.01	6.05	(0.25)	(2.36)	—	(2.61)
October 31, 2022	$68.95	0.71		(8.38)	(7.67)	(1.46)	(2.80)	—	(4.26)
October 31, 2021	$55.83	0.90	(d)	13.87	14.77	(0.70)	(0.95)	—	(1.65)
First Eagle Overseas Fund Class A***
October 31, 2025	$27.04	0.48		6.02	6.50	(1.37)	(0.64)	—	(2.01)
October 31, 2024	$22.81	0.41		4.36	4.77	(0.41)	(0.13)	—	(0.54)
October 31, 2023	$21.26	0.37		1.99	2.36	(0.02)	(0.79)	—	(0.81)
October 31, 2022	$26.71	0.30		(4.30)	(4.00)	(0.87)	(0.58)	—	(1.45)
October 31, 2021	$22.80	0.31	(e)	3.65	3.96	(0.05)	—	—	(0.05)
First Eagle Overseas Fund Class C***
October 31, 2025	$25.55	0.25		5.70	5.95	(1.15)	(0.64)	—	(1.79)
October 31, 2024	$21.55	0.22		4.13	4.35	(0.22)	(0.13)	—	(0.35)
October 31, 2023	$20.26	0.18		1.90	2.08	—	(0.79)	—	(0.79)
October 31, 2022	$25.44	0.11		(4.09)	(3.98)	(0.62)	(0.58)	—	(1.20)
October 31, 2021	$21.83	0.10	(e)	3.51	3.61	—	—	—	—
First Eagle Overseas Fund Class I***
October 31, 2025	$27.79	0.56		6.21	6.77	(1.44)	(0.64)	—	(2.08)
October 31, 2024	$23.43	0.49		4.48	4.97	(0.48)	(0.13)	—	(0.61)
October 31, 2023	$21.83	0.44		2.03	2.47	(0.08)	(0.79)	—	(0.87)
October 31, 2022	$27.39	0.37		(4.40)	(4.03)	(0.95)	(0.58)	—	(1.53)
October 31, 2021	$23.38	0.40	(e)	3.73	4.13	(0.12)	—	—	(0.12)

First Eagle Funds | Annual Report | October 31, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A***
October 31, 2025	$84.16	21.07%		$17,334,314	1.10%	1.09%	1.14%		1.14%		15.99%
October 31, 2024	$73.15	26.43	%(k)	$15,127,580	1.10%	1.10%	1.33%		1.33%		9.51%
October 31, 2023	$59.97	10.35%		$12,976,288	1.10%	1.10%	1.36%		1.37%		6.00%
October 31, 2022	$56.57	(11.90)%		$12,562,351	1.11%	1.11%	0.84%		0.84%		10.87%
October 31, 2021	$68.42	26.49	%(g)	$15,108,210	1.11%	1.11%	1.03	%(d)	1.03	%(d)	7.29%
First Eagle Global Fund Class C***
October 31, 2025	$79.84	20.15%		$1,409,121	1.85%	1.85%	0.38%		0.38%		15.99%
October 31, 2024	$69.53	25.47	%(k)	$1,444,250	1.86%	1.86%	0.56%		0.57%		9.51%
October 31, 2023	$57.05	9.53%		$1,488,095	1.86%	1.86%	0.59%		0.60%		6.00%
October 31, 2022	$54.26	(12.57)%		$1,738,497	1.87%	1.87%	0.06%		0.06%		10.87%
October 31, 2021	$65.60	25.53	%(g)	$2,623,491	1.87%	1.87%	0.24	%(d)	0.24	%(d)	7.29%
First Eagle Global Fund Class I***
October 31, 2025	$84.82	21.35%		$45,927,917	0.86%	0.86%	1.37%		1.38%		15.99%
October 31, 2024	$73.70	26.70	%(k)	$37,097,842	0.86%	0.86%	1.56%		1.56%		9.51%
October 31, 2023	$60.42	10.63%		$29,941,639	0.86%	0.86%	1.60%		1.61%		6.00%
October 31, 2022	$56.98	(11.69)%		$26,919,899	0.86%	0.86%	1.09%		1.09%		10.87%
October 31, 2021	$68.90	26.82	%(g)	$30,248,818	0.86%	0.86%	1.29	%(d)	1.29	%(d)	7.29%
First Eagle Global Fund Class R6***
October 31, 2025	$84.89	21.44%		$3,788,990	0.78%	0.78%	1.46%		1.46%		15.99%
October 31, 2024	$73.76	26.82	%(k)	$2,666,448	0.79%	0.78%	1.64%		1.64%		9.51%
October 31, 2023	$60.46	10.70%		$2,061,709	0.79%	0.79%	1.68%		1.68%		6.00%
October 31, 2022	$57.02	(11.62)%		$1,700,134	0.79%	0.79%	1.15%		1.15%		10.87%
October 31, 2021	$68.95	26.91	%(g)	$2,122,258	0.78%	0.78%	1.38	%(d)	1.38	%(d)	7.29%
First Eagle Overseas Fund Class A***
October 31, 2025	$31.53	26.00%		$1,660,723	1.14%	1.13%	1.73%		1.73%		12.34%
October 31, 2024	$27.04	21.29%		$1,453,841	1.15%	1.15%	1.64%		1.64%		6.73%
October 31, 2023	$22.81	11.11%		$1,360,488	1.15%	1.15%	1.56%		1.56%		3.98%
October 31, 2022	$21.26	(15.62)%		$1,394,388	1.15%	1.15%	1.24%		1.24%		8.99%
October 31, 2021	$26.71	17.35	%(h)	$1,895,378	1.16%	1.16%	1.20	%(e)	1.20	%(e)	9.93%
First Eagle Overseas Fund Class C***
October 31, 2025	$29.71	25.09%		$64,442	1.87%	1.87%	0.96%		0.96%		12.34%
October 31, 2024	$25.55	20.42%		$60,222	1.88%	1.88%	0.90%		0.90%		6.73%
October 31, 2023	$21.55	10.26%		$74,231	1.88%	1.88%	0.82%		0.82%		3.98%
October 31, 2022	$20.26	(16.23)%		$92,476	1.89%	1.89%	0.48%		0.48%		8.99%
October 31, 2021	$25.44	16.49	%(h)	$157,203	1.89%	1.89%	0.41	%(e)	0.41	%(e)	9.93%
First Eagle Overseas Fund Class I***
October 31, 2025	$32.48	26.36%		$12,169,177	0.88%	0.88%	1.98%		1.99%		12.34%
October 31, 2024	$27.79	21.62%		$9,627,067	0.89%	0.88%	1.90%		1.90%		6.73%
October 31, 2023	$23.43	11.36%		$9,122,327	0.88%	0.88%	1.84%		1.84%		3.98%
October 31, 2022	$21.83	(15.40)%		$8,462,922	0.89%	0.89%	1.49%		1.49%		8.99%
October 31, 2021	$27.39	17.71	%(h)	$11,072,223	0.88%	0.88%	1.49	%(e)	1.49	%(e)	9.93%

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class R6***
October 31, 2025	$27.80	0.59	6.20	6.79	(1.46)	(0.64)	—	(2.10)
October 31, 2024	$23.44	0.52	4.47	4.99	(0.50)	(0.13)	—	(0.63)
October 31, 2023	$21.84	0.46	2.03	2.49	(0.10)	(0.79)	—	(0.89)
October 31, 2022	$27.40	0.39	(4.40)	(4.01)	(0.97)	(0.58)	—	(1.55)
October 31, 2021	$23.39	0.45 (e)	3.70	4.15	(0.14)	—	—	(0.14)
First Eagle U.S. Fund Class A*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$22.57	0.20	2.81	3.01	(0.34)	(1.04)	—	(1.38)
October 31, 2024	$18.54	0.21	5.07	5.28	(0.24)	(1.01)	—	(1.25)
October 31, 2023	$18.41	0.22	1.37	1.59	(0.10)	(1.36)	—	(1.46)
October 31, 2022	$22.23	0.13	(2.08)	(1.95)	(0.17)	(1.70)	—	(1.87)
October 31, 2021	$16.97	0.09	5.49	5.58	(0.20)	(0.12)	—	(0.32)
First Eagle U.S. Fund Class C*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$21.11	0.03	2.62	2.65	(0.17)	(1.04)	—	(1.21)
October 31, 2024	$17.40	0.05	4.76	4.81	(0.09)	(1.01)	—	(1.10)
October 31, 2023	$17.39	0.08	1.29	1.37	—	(1.36)	—	(1.36)
October 31, 2022	$21.08	(0.02)	(1.97)	(1.99)	—	(1.70)	—	(1.70)
October 31, 2021	$16.06	(0.06)	5.22	5.16	(0.02)	(0.12)	—	(0.14)
First Eagle U.S. Fund Class I*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$23.17	0.26	2.90	3.16	(0.40)	(1.04)	—	(1.44)
October 31, 2024	$19.00	0.27	5.20	5.47	(0.29)	(1.01)	—	(1.30)
October 31, 2023	$18.84	0.28	1.39	1.67	(0.15)	(1.36)	—	(1.51)
October 31, 2022	$22.71	0.19	(2.13)	(1.94)	(0.23)	(1.70)	—	(1.93)
October 31, 2021	$17.32	0.15	5.61	5.76	(0.25)	(0.12)	—	(0.37)
First Eagle U.S. Fund Class R6*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$23.17	0.28	2.89	3.17	(0.41)	(1.04)	—	(1.45)
October 31, 2024	$19.00	0.28	5.20	5.48	(0.30)	(1.01)	—	(1.31)
October 31, 2023	$18.84	0.29	1.39	1.68	(0.16)	(1.36)	—	(1.52)
October 31, 2022	$22.71	0.20	(2.13)	(1.93)	(0.24)	(1.70)	—	(1.94)
October 31, 2021	$17.32	0.16	5.61	5.77	(0.26)	(0.12)	—	(0.38)
First Eagle Gold Fund Class A***
October 31, 2025	$30.48	0.02	18.33	18.35	(1.33)	—	—	(1.33)
October 31, 2024	$22.30	0.07	8.32	8.39	(0.21)	—	—	(0.21)
October 31, 2023	$19.25	0.19	2.86	3.05	—	—	—	—
October 31, 2022	$22.94	0.05	(3.52)	(3.47)	(0.22)	—	—	(0.22)
October 31, 2021	$26.28	(0.01)	(3.01)	(3.02)	(0.32)	—	—	(0.32)
First Eagle Gold Fund Class C***
October 31, 2025	$27.45	(0.21)	16.45	16.24	(1.15)	—	—	(1.15)
October 31, 2024	$20.10	(0.11)	7.51	7.40	(0.05)	—	—	(0.05)
October 31, 2023	$17.48	0.01	2.61	2.62	—	—	—	—
October 31, 2022	$20.82	(0.10)	(3.19)	(3.29)	(0.05)	—	—	(0.05)
October 31, 2021	$23.92	(0.17)	(2.76)	(2.93)	(0.17)	—	—	(0.17)
First Eagle Funds | Annual Report | October 31, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class R6***
October 31, 2025	$32.49	26.47%		$1,502,537	0.79%	0.79%	2.08%		2.08%		12.34%
October 31, 2024	$27.80	21.72%		$1,227,351	0.80%	0.80%	2.02%		2.02%		6.73%
October 31, 2023	$23.44	11.45%		$1,289,925	0.80%	0.80%	1.91%		1.92%		3.98%
October 31, 2022	$21.84	(15.32)%		$1,255,272	0.80%	0.80%	1.58%		1.58%		8.99%
October 31, 2021	$27.40	17.78	%(h)	$1,566,467	0.79%	0.79%	1.65	%(e)	1.65	%(e)	9.93%
First Eagle U.S. Fund Class A*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$24.20	14.11%		$675,211	1.14%	1.13%	0.91%		0.91%		16.89%
October 31, 2024	$22.57	30.07%		$638,522	1.15%	1.12%	0.99%		1.01%		8.63%
October 31, 2023	$18.54	8.81%		$536,105	1.16%	1.10%	1.14%		1.19%		6.62%
October 31, 2022	$18.41	(9.12)%		$540,287	1.16%	1.11%	0.60%		0.65%		10.33%
October 31, 2021	$22.23	33.28%		$638,937	1.16%	1.11%	0.40%		0.45%		4.02%
First Eagle U.S. Fund Class C*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$22.55	13.25%		$26,149	1.88%	1.87%	0.16%		0.17%		16.89%
October 31, 2024	$21.11	29.10%		$29,232	1.91%	1.88%	0.22%		0.25%		8.63%
October 31, 2023	$17.40	8.00%		$29,230	1.91%	1.86%	0.37%		0.43%		6.62%
October 31, 2022	$17.39	(9.82)%		$34,953	1.92%	1.87%	(0.18)%		(0.13)%		10.33%
October 31, 2021	$21.08	32.29%		$53,912	1.95%	1.90%	(0.38)%		(0.33)%		4.02%
First Eagle U.S. Fund Class I*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$24.89	14.43%		$810,220	0.89%	0.89%	1.15%		1.16%		16.89%
October 31, 2024	$23.17	30.41%		$688,339	0.88%	0.86%	1.25%		1.28%		8.63%
October 31, 2023	$19.00	9.08%		$541,195	0.91%	0.86%	1.38%		1.44%		6.62%
October 31, 2022	$18.84	(8.88)%		$538,424	0.88%	0.83%	0.88%		0.93%		10.33%
October 31, 2021	$22.71	33.72%		$584,344	0.89%	0.84%	0.68%		0.73%		4.02%
First Eagle U.S. Fund Class R6*** (formerly named First Eagle U.S. Value Fund)
October 31, 2025	$24.89	14.48%		$59,403	0.83%	0.82%	1.22%		1.23%		16.89%
October 31, 2024	$23.17	30.50%		$41,682	0.84%	0.81%	1.30%		1.32%		8.63%
October 31, 2023	$19.00	9.14%		$32,405	0.84%	0.79%	1.46%		1.51%		6.62%
October 31, 2022	$18.84	(8.83)%		$25,921	0.83%	0.78%	0.94%		0.99%		10.33%
October 31, 2021	$22.71	33.78%		$25,676	0.84%	0.79%	0.72%		0.77%		4.02%
First Eagle Gold Fund Class A***
October 31, 2025	$47.50	63.44%		$1,207,488	1.14%	1.14%	0.06%		0.06%		15.34%
October 31, 2024	$30.48	37.88%		$742,947	1.16%	1.16%	0.27%		0.27%		60.97%
October 31, 2023	$22.30	15.84%		$549,712	1.19%	1.18%	0.81%		0.81%		16.39%
October 31, 2022	$19.25	(15.24)%		$494,372	1.19%	1.19%	0.24%		0.24%		17.78%
October 31, 2021	$22.94	(11.60)%		$578,968	1.22%	1.22%	(0.03)%		(0.03)%		5.13%
First Eagle Gold Fund Class C***
October 31, 2025	$42.54	62.23%		$191,189	1.89%	1.88%	(0.68)%		(0.68)%		15.34%
October 31, 2024	$27.45	36.87%		$130,212	1.91%	1.90%	(0.47)%		(0.47)%		60.97%
October 31, 2023	$20.10	14.99%		$108,058	1.92%	1.92%	0.06%		0.07%		16.39%
October 31, 2022	$17.48	(15.87)%		$104,359	1.93%	1.93%	(0.51)%		(0.51)%		17.78%
October 31, 2021	$20.82	(12.25)%		$144,502	1.95%	1.95%	(0.77)%		(0.77)%		5.13%

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class I***
October 31, 2025	$31.57	0.11		18.99	19.10	(1.39)	—	—	(1.39)
October 31, 2024	$23.08	0.13		8.63	8.76	(0.27)	—	—	(0.27)
October 31, 2023	$19.88	0.26		2.94	3.20	—	—	—	—
October 31, 2022	$23.68	0.12		(3.64)	(3.52)	(0.28)	—	—	(0.28)
October 31, 2021	$27.13	0.06		(3.13)	(3.07)	(0.38)	—	—	(0.38)
First Eagle Gold Fund Class R6***
October 31, 2025	$31.67	0.14		19.06	19.20	(1.42)	—	—	(1.42)
October 31, 2024	$23.16	0.16		8.64	8.80	(0.29)	—	—	(0.29)
October 31, 2023	$19.93	0.29		2.94	3.23	—	—	—	—
October 31, 2022	$23.74	0.13		(3.63)	(3.50)	(0.31)	—	—	(0.31)
October 31, 2021	$27.19	0.08		(3.13)	(3.05)	(0.40)	—	—	(0.40)
First Eagle Global Income Builder Fund Class A
October 31, 2025	$13.78	0.38		1.72	2.10	(0.37)	(0.19)	—	(0.56)
October 31, 2024	$11.89	0.34		1.89	2.23	(0.33)	(0.01)	—	(0.34)
October 31, 2023	$11.62	0.32		0.43	0.75	(0.29)	(0.19)	—	(0.48)
October 31, 2022	$13.52	0.27		(1.34)	(1.07)	(0.26)	(0.57)	—	(0.83)
October 31, 2021	$11.47	0.27	(f)	2.17	2.44	(0.26)	(0.13)	—	(0.39)
First Eagle Global Income Builder Fund Class C
October 31, 2025	$13.86	0.26		1.74	2.00	(0.26)	(0.19)	—	(0.45)
October 31, 2024	$11.98	0.24		1.88	2.12	(0.23)	(0.01)	—	(0.24)
October 31, 2023	$11.70	0.23		0.44	0.67	(0.20)	(0.19)	—	(0.39)
October 31, 2022	$13.47	0.17		(1.34)	(1.17)	(0.03)	(0.57)	—	(0.60)
October 31, 2021	$11.44	0.16	(f)	2.17	2.33	(0.17)	(0.13)	—	(0.30)
First Eagle Global Income Builder Fund Class I
October 31, 2025	$13.71	0.41		1.71	2.12	(0.40)	(0.19)	—	(0.59)
October 31, 2024	$11.84	0.37		1.86	2.23	(0.35)	(0.01)	—	(0.36)
October 31, 2023	$11.56	0.35		0.43	0.78	(0.31)	(0.19)	—	(0.50)
October 31, 2022	$13.48	0.30		(1.34)	(1.04)	(0.31)	(0.57)	—	(0.88)
October 31, 2021	$11.45	0.30	(f)	2.15	2.45	(0.29)	(0.13)	—	(0.42)
First Eagle Global Income Builder Fund Class R6
October 31, 2025	$13.69	0.42		1.71	2.13	(0.41)	(0.19)	—	(0.60)
October 31, 2024	$11.82	0.38		1.86	2.24	(0.36)	(0.01)	—	(0.37)
October 31, 2023	$11.55	0.36		0.42	0.78	(0.32)	(0.19)	—	(0.51)
October 31, 2022	$13.47	0.31		(1.33)	(1.02)	(0.33)	(0.57)	—	(0.90)
October 31, 2021	$11.44	0.31	(f)	2.15	2.46	(0.30)	(0.13)	—	(0.43)
First Eagle Rising Dividend Fund Class A
October 31, 2025	$27.39	0.39		3.82 (l)	4.21	(0.29)	(0.98)	—	(1.27)
October 31, 2024	$22.39	0.37		6.59 (n)	6.96	(0.29)	(1.67)	—	(1.96)
October 31, 2023	$20.30	0.35		2.50 (p)	2.85	(0.26)	(0.50)	—	(0.76)
October 31, 2022	$29.80	0.16		(6.00)	(5.84)	(0.12)	(3.54)	—	(3.66)
October 31, 2021	$25.84	0.09		8.37	8.46	(0.06)	(4.44)	—	(4.50)

First Eagle Funds | Annual Report | October 31, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class I***
October 31, 2025	$49.28	63.79%		$2,689,484	0.91%	0.90%	0.30%		0.31%		15.34%
October 31, 2024	$31.57	38.28%		$1,731,704	0.93%	0.92%	0.50%		0.51%		60.97%
October 31, 2023	$23.08	16.10%		$1,349,359	0.94%	0.94%	1.07%		1.07%		16.39%
October 31, 2022	$19.88	(15.00)%		$1,075,242	0.94%	0.94%	0.50%		0.50%		17.78%
October 31, 2021	$23.68	(11.41)%		$1,349,701	0.96%	0.96%	0.23%		0.23%		5.13%
First Eagle Gold Fund Class R6***
October 31, 2025	$49.45	63.96%		$470,739	0.81%	0.81%	0.38%		0.39%		15.34%
October 31, 2024	$31.67	38.37%		$226,783	0.83%	0.83%	0.59%		0.59%		60.97%
October 31, 2023	$23.16	16.21%		$147,133	0.85%	0.84%	1.18%		1.19%		16.39%
October 31, 2022	$19.93	(14.91)%		$105,438	0.85%	0.85%	0.59%		0.59%		17.78%
October 31, 2021	$23.74	(11.33)%		$103,234	0.85%	0.85%	0.31%		0.31%		5.13%
First Eagle Global Income Builder Fund Class A
October 31, 2025	$15.32	15.65%		$835,606	1.12%	1.12%	2.62%		2.62%		12.45%
October 31, 2024	$13.78	18.89%		$679,029	1.17%	1.17%	2.62%		2.62%		14.66%
October 31, 2023	$11.89	6.35%		$622,236	1.18%	1.18%	2.60%		2.60%		20.41%
October 31, 2022	$11.62	(8.23)%		$541,002	1.16%	1.16%	2.17%		2.18%		13.76%
October 31, 2021	$13.52	21.36	%(i)	$492,402	1.17%	1.17%	2.04	%(f)	2.04	%(f)	22.80%
First Eagle Global Income Builder Fund Class C
October 31, 2025	$15.41	14.76%		$68,478	1.90%	1.89%	1.81%		1.82%		12.45%
October 31, 2024	$13.86	17.79%		$73,815	1.94%	1.94%	1.82%		1.82%		14.66%
October 31, 2023	$11.98	5.65%		$82,141	1.94%	1.94%	1.79%		1.79%		20.41%
October 31, 2022	$11.70	(8.95)%		$98,977	1.94%	1.94%	1.38%		1.38%		13.76%
October 31, 2021	$13.47	20.48	%(i)	$153,654	1.94%	1.94%	1.25	%(f)	1.25	%(f)	22.80%
First Eagle Global Income Builder Fund Class I
October 31, 2025	$15.24	15.90%		$1,110,349	0.91%	0.91%	2.84%		2.84%		12.45%
October 31, 2024	$13.71	19.06%		$929,623	0.96%	0.96%	2.85%		2.85%		14.66%
October 31, 2023	$11.84	6.69%		$874,530	0.97%	0.97%	2.83%		2.84%		20.41%
October 31, 2022	$11.56	(7.98)%		$751,297	0.93%	0.93%	2.43%		2.43%		13.76%
October 31, 2021	$13.48	21.62	%(i)	$668,678	0.93%	0.93%	2.26	%(f)	2.26	%(f)	22.80%
First Eagle Global Income Builder Fund Class R6
October 31, 2025	$15.22	16.01%		$102,571	0.84%	0.83%	2.92%		2.92%		12.45%
October 31, 2024	$13.69	19.18%		$76,431	0.89%	0.89%	2.92%		2.93%		14.66%
October 31, 2023	$11.82	6.68%		$62,556	0.89%	0.89%	2.92%		2.93%		20.41%
October 31, 2022	$11.55	(7.85)%		$45,873	0.87%	0.87%	2.49%		2.49%		13.76%
October 31, 2021	$13.47	21.72	%(i)	$24,506	0.87%	0.87%	2.35	%(f)	2.35	%(f)	22.80%
First Eagle Rising Dividend Fund Class A
October 31, 2025	$30.33	15.98	%(m)	$293,050	0.99%	0.90%	1.33%		1.42%		12.52%
October 31, 2024	$27.39	32.95	%(o)	$285,395	1.07%	0.90%	1.30%		1.47%		15.44%
October 31, 2023	$22.39	14.17	%(q)	$243,724	1.10%	0.90%	1.36%		1.56%		30.98%
October 31, 2022	$20.30	(21.94)%		$246,151	1.05%	0.90%	0.54%		0.69%		10.87%
October 31, 2021	$29.80	36.58%		$235,888	1.04%	0.90%	0.20%		0.34%		40.70%

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle Rising Dividend Fund Class C
October 31, 2025	$15.72	0.10	2.14 (l)	2.24	(0.21)	(0.98)	—		(1.19)
October 31, 2024	$13.63	0.10	3.85 (n)	3.95	(0.19)	(1.67)	—		(1.86)
October 31, 2023	$12.63	0.10	1.56 (p)	1.66	(0.16)	(0.50)	—		(0.66)
October 31, 2022	$20.00	(0.03)	(3.76)	(3.79)	(0.04)	(3.54)	—		(3.58)
October 31, 2021	$18.74	(0.07)	5.77	5.70	—	(4.44)	—		(4.44)
First Eagle Rising Dividend Fund Class I
October 31, 2025	$29.03	0.48	4.07 (l)	4.55	(0.36)	(0.98)	—		(1.34)
October 31, 2024	$23.62	0.45	6.98 (n)	7.43	(0.35)	(1.67)	—		(2.02)
October 31, 2023	$21.38	0.43	2.62 (p)	3.05	(0.31)	(0.50)	—		(0.81)
October 31, 2022	$31.17	0.21	(6.29)	(6.08)	(0.17)	(3.54)	—		(3.71)
October 31, 2021	$26.91	0.17	8.72	8.89	(0.19)	(4.44)	—		(4.63)
First Eagle Rising Dividend Fund Class R6
October 31, 2025	$29.02	0.49	4.07 (l)	4.56	(0.36)	(0.98)	—		(1.34)
October 31, 2024	$23.62	0.46	6.96 (n)	7.42	(0.35)	(1.67)	—		(2.02)
October 31, 2023	$21.37	0.43	2.63 (p)	3.06	(0.31)	(0.50)	—		(0.81)
October 31, 2022	$31.17	0.21	(6.30)	(6.09)	(0.17)	(3.54)	—		(3.71)
October 31, 2021	$26.92	0.17	8.74	8.91	(0.22)	(4.44)	—		(4.66)
First Eagle Small Cap Opportunity Fund Class A
October 31, 2025	$10.33	0.01	1.31	1.32	(0.14)	—	—		(0.14)
October 31, 2024	$8.19	0.02	2.16	2.18	(0.04)	—	—		(0.04)
October 31, 2023	$8.47	0.01	(0.29)	(0.28)	—	—	—		—
October 31, 2022	$9.76	(0.02)	(1.27)	(1.29)	—	—	—		—
For The Period 7/1/21^-10/31/21	$10.12	(0.02)	(0.34)	(0.36)	—	—	—		—
First Eagle Small Cap Opportunity Fund Class I
October 31, 2025	$10.38	0.04	1.31	1.35	(0.16)	—	—		(0.16)
October 31, 2024	$8.23	0.04	2.17	2.21	(0.06)	—	—		(0.06)
October 31, 2023	$8.50	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 4/27/21^-10/31/21	$10.00	(0.02)	(0.02)	(0.04)	(0.00)**	(0.19)	(0.00	)**	(0.19)
First Eagle Small Cap Opportunity Fund Class R6
October 31, 2025	$10.39	0.04	1.31	1.35	(0.16)	—	—		(0.16)
October 31, 2024	$8.23	0.04	2.18	2.22	(0.06)	—	—		(0.06)
October 31, 2023	$8.50	0.03	(0.29)	(0.26)	(0.01)	—	—		(0.01)
October 31, 2022	$9.77	0.00 **	(1.27)	(1.27)	—	—	—		—
For The Period 7/1/21^-10/31/21	$10.12	(0.01)	(0.34)	(0.35)	—	—	—		—

First Eagle Funds | Annual Report | October 31, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Rising Dividend Fund Class C
October 31, 2025	$16.77	15.16	%(m)	$5,119	1.69%		1.65%		0.63%		0.67%		12.52%
October 31, 2024	$15.72	31.86	%(o)	$5,485	1.82%		1.65%		0.55%		0.72%		15.44%
October 31, 2023	$13.63	13.31	%(q)	$8,098	1.82%		1.65%		0.57%		0.74%		30.98%
October 31, 2022	$12.63	(22.50)%		$16,002	1.84%		1.65%		(0.36)%		(0.17)%		10.87%
October 31, 2021	$20.00	35.52%		$37,722	1.79%		1.65%		(0.54)%		(0.40)%		40.70%
First Eagle Rising Dividend Fund Class I
October 31, 2025	$32.24	16.28	%(m)	$138,173	0.72%		0.65%		1.60%		1.67%		12.52%
October 31, 2024	$29.03	33.28	%(o)	$133,670	0.78%		0.65%		1.59%		1.71%		15.44%
October 31, 2023	$23.62	14.43	%(q)	$95,458	0.77%		0.65%		1.68%		1.81%		30.98%
October 31, 2022	$21.38	(21.71)%		$97,103	0.74%		0.65%		0.77%		0.86%		10.87%
October 31, 2021	$31.17	36.88%		$162,113	0.70%		0.65%		0.53%		0.58%		40.70%
First Eagle Rising Dividend Fund Class R6
October 31, 2025	$32.24	16.33	%(m)	$12,655	0.65%		0.63%		1.68%		1.71%		12.52%
October 31, 2024	$29.02	33.24	%(o)	$8,375	0.73%		0.65%		1.65%		1.72%		15.44%
October 31, 2023	$23.62	14.48	%(q)	$6,427	0.74%		0.65%		1.73%		1.82%		30.98%
October 31, 2022	$21.37	(21.75)%		$5,206	0.69%		0.65%		0.84%		0.88%		10.87%
October 31, 2021	$31.17	36.93%		$7,056	0.67%		0.65%		0.57%		0.59%		40.70%
First Eagle Small Cap Opportunity Fund Class A
October 31, 2025	$11.51	12.80%		$116,856	1.24%		1.24%		0.10%		0.10%		47.31%
October 31, 2024	$10.33	26.69%		$102,705	1.27%		1.25%		0.13%		0.16%		45.67%
October 31, 2023	$8.19	(3.31)%		$61,379	1.32%		1.25%		(0.01)%		0.06%		41.12%
October 31, 2022	$8.47	(13.22)%		$37,220	1.41%		1.25%		(0.42)%		(0.26)%		45.84%
For The Period 7/1/21^-10/31/21	$9.76	(3.56	)%(b)	$10,060	1.95	%(c)	1.25	%(c)	(1.30	)%(c)	(0.60	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class I
October 31, 2025	$11.57	13.08%		$1,505,292	1.03%		1.00%		0.33%		0.36%		47.31%
October 31, 2024	$10.38	26.95%		$1,657,408	1.06%		1.00%		0.35%		0.41%		45.67%
October 31, 2023	$8.23	(3.08)%		$1,183,672	1.09%		1.00%		0.22%		0.31%		41.12%
October 31, 2022	$8.50	(13.00)%		$501,227	1.17%		1.00%		(0.16)%		0.01%		45.84%
For The Period 4/27/21^-10/31/21	$9.77	(0.47	)%(b)	$93,195	2.07	%(c)	1.00	%(c)	(1.37	)%(c)	(0.30	)%(c)	13.63	%(b)
First Eagle Small Cap Opportunity Fund Class R6
October 31, 2025	$11.58	13.07%		$131,424	0.93%		0.92%		0.41%		0.41%		47.31%
October 31, 2024	$10.39	27.07%		$108,407	1.00%		1.00%		0.40%		0.41%		45.67%
October 31, 2023	$8.23	(3.08)%		$64,646	1.02%		1.00%		0.29%		0.31%		41.12%
October 31, 2022	$8.50	(13.00)%		$22,857	1.28%		1.00%		(0.23)%		0.04%		45.84%
For The Period 7/1/21^-10/31/21	$9.77	(3.46	)%(b)	$1,236	1.98	%(c)	1.00	%(c)	(1.29	)%(c)	(0.31	)%(c)	13.63	%(b)

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Smid Cap Opportunity Fund Class A
October 31, 2025	$11.46	0.02		0.65	0.67	(0.02)	—	—	(0.02)
October 31, 2024	$8.70	0.00	**	2.95	2.95	(0.19)	—	—	(0.19)
October 31, 2023	$8.97	0.03		(0.29)	(0.26)	(0.01)	—	—	(0.01)
For The Period 8/15/22^-10/31/22	$10.00	0.01		(1.04)	(1.03)	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund Class I
October 31, 2025	$11.69	0.06		0.66	0.72	(0.07)	—	—	(0.07)
October 31, 2024	$8.72	0.03		2.98	3.01	(0.04)	—	—	(0.04)
October 31, 2023	$8.98	0.04		(0.27)	(0.23)	(0.03)	—	—	(0.03)
For The Period 8/15/22^-10/31/22	$10.00	0.01		(1.03)	(1.02)	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund Class R6
October 31, 2025	$11.32	0.05		0.64	0.69	(0.05)	—	—	(0.05)
October 31, 2024	$8.71	0.03		2.91	2.94	(0.33)	—	—	(0.33)
October 31, 2023	$8.98	0.06		(0.29)	(0.23)	(0.04)	—	—	(0.04)
For The Period 8/15/22^-10/31/22	$10.00	0.01		(1.03)	(1.02)	—	—	—	—
First Eagle Global Real Assets Fund Class A***
October 31, 2025	$11.41	0.20		1.40	1.60	(0.37)	—	—	(0.37)
October 31, 2024	$9.78	0.19		1.61	1.80	(0.17)	—	—	(0.17)
October 31, 2023	$9.57	0.19		0.12	0.31	(0.10)	—	—	(0.10)
For The Period 11/30/21^-10/31/22	$10.00	0.13		(0.56)	(0.43)	—	—	—	—
First Eagle Global Real Assets Fund Class I***
October 31, 2025	$11.34	0.23		1.38	1.61	(0.38)	—	—	(0.38)
October 31, 2024	$9.73	0.22		1.61	1.83	(0.22)	—	—	(0.22)
October 31, 2023	$9.59	0.20		0.14	0.34	(0.20)	—	—	(0.20)
For The Period 11/30/21^-10/31/22	$10.00	0.15		(0.56)	(0.41)	—	—	—	—
First Eagle Global Real Assets Fund Class R6***
October 31, 2025	$11.33	0.23		1.38	1.61	(0.39)	—	—	(0.39)
October 31, 2024	$9.73	0.21		1.61	1.82	(0.22)	—	—	(0.22)
October 31, 2023	$9.59	0.21		0.13	0.34	(0.20)	—	—	(0.20)
For The Period 11/30/21^-10/31/22	$10.00	0.15		(0.56)	(0.41)	—	—	—	—
First Eagle High Yield Municipal Fund Class A
October 31, 2025	$8.64	0.45		(0.46)	(0.01)	(0.45)	—	—	(0.45)
October 31, 2024	$7.78	0.40		0.91	1.31	(0.41)	—	(0.04)	(0.45)
October 31, 2023	$7.77	0.41		0.01	0.42	(0.41)	—	—	(0.41)
October 31, 2022	$8.98	0.36		(1.21)	(0.85)	(0.36)	—	—	(0.36)
October 31, 2021	$8.71	0.33		0.27	0.60	(0.33)	—	—	(0.33)
First Eagle Funds | Annual Report | October 31, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Smid Cap Opportunity Fund Class A
October 31, 2025	$12.11	5.86%		$2,618	2.11%		1.20%		(0.71)%		0.20%		66.26%
October 31, 2024	$11.46	34.32%		$1,298	2.27%		1.20%		(1.06)%		—	%(r)	26.23%
October 31, 2023	$8.70	(2.90)%		$78	7.08%		1.20%		(5.56)%		0.31%		30.48%
For The Period 8/15/22^-10/31/22	$8.97	(10.30	)%(b)	$49	57.34	%(c)	1.18	%(c)	(55.81	)%(c)	0.35	%(c)	4.00	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class I
October 31, 2025	$12.34	6.13%		$44,918	1.75%		0.95%		(0.32)%		0.48%		66.26%
October 31, 2024	$11.69	34.58%		$48,532	1.86%		0.95%		(0.59)%		0.32%		26.23%
October 31, 2023	$8.72	(2.60)%		$27,633	2.96%		0.95%		(1.56)%		0.44%		30.48%
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$1,046	46.97	%(c)	0.95	%(c)	(45.46	)%(c)	0.56	%(c)	4.00	%(b)
First Eagle U.S. Smid Cap Opportunity Fund Class R6
October 31, 2025	$11.96	6.05%		$120	1.59%		0.95%		(0.17)%		0.47%		66.26%
October 31, 2024	$11.32	34.65%		$114	1.88%		0.95%		(0.61)%		0.32%		26.23%
October 31, 2023	$8.71	(2.64)%		$44	8.96%		0.95%		(7.42)%		0.60%		30.48%
For The Period 8/15/22^-10/31/22	$8.98	(10.20	)%(b)	$45	47.13	%(c)	0.94	%(c)	(45.59	)%(c)	0.60	%(c)	4.00	%(b)
First Eagle Global Real Assets Fund Class A***
October 31, 2025	$12.64	14.40%		$2,049	4.95%		1.10%		(2.06)%		1.79%		38.78%
October 31, 2024	$11.41	18.66%		$2,011	5.11%		1.10%		(2.28)%		1.74%		40.98%
October 31, 2023	$9.78	3.17%		$1,700	5.91%		1.09%		(3.00)%		1.82%		39.01%
For The Period 11/30/21^-10/31/22	$9.57	(4.30	)%(b)	$1,286	5.23	%(c)	1.09	%(c)	(2.78	)%(c)	1.37	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class I***
October 31, 2025	$12.57	14.63%		$13,148	4.70%		0.85%		(1.80)%		2.05%		38.78%
October 31, 2024	$11.34	19.04%		$11,075	4.86%		0.85%		(2.01)%		2.00%		40.98%
October 31, 2023	$9.73	3.43%		$8,574	5.46%		0.85%		(2.59)%		2.01%		39.01%
For The Period 11/30/21^-10/31/22	$9.59	(4.10	)%(b)	$7,074	4.85	%(c)	0.85	%(c)	(2.34	)%(c)	1.65	%(c)	12.37	%(b)
First Eagle Global Real Assets Fund Class R6***
October 31, 2025	$12.55	14.67%		$1,405	4.68%		0.85%		(1.78)%		2.05%		38.78%
October 31, 2024	$11.33	18.96%		$1,212	4.90%		0.85%		(2.07)%		1.99%		40.98%
October 31, 2023	$9.73	3.45%		$1,029	5.51%		0.85%		(2.63)%		2.03%		39.01%
For The Period 11/30/21^-10/31/22	$9.59	(4.10	)%(b)	$1,000	4.86	%(c)	0.85	%(c)	(2.38	)%(c)	1.63	%(c)	12.37	%(b)
First Eagle High Yield Municipal Fund Class A
October 31, 2025	$8.18	(0.11)%		$1,976,453	1.15%		1.15	%(s)	5.46%		5.46%		82.00%
October 31, 2024	$8.64	17.15%		$1,109,654	0.89%		0.80	%(t)	4.60%		4.70%		136.03%
October 31, 2023	$7.78	5.37%		$63,824	1.14%		0.98%		4.98%		5.15%		24.60%
October 31, 2022	$7.77	(9.59)%		$68,391	1.13%		1.13%		4.37%		4.37%		28.00%
October 31, 2021	$8.98	7.01%		$83,819	1.23%		1.16%		3.56%		3.63%		64.11%

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in net assets resulting from operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Yield Municipal Fund Class C
October 31, 2025	$8.64	0.39	(0.47)	(0.08)	(0.38)	—	—	(0.38)
October 31, 2024	$7.77	0.34	0.92	1.26	(0.35)	—	(0.04)	(0.39)
October 31, 2023	$7.77	0.35	0.00 **	0.35	(0.35)	—	—	(0.35)
October 31, 2022	$8.97	0.30	(1.19)	(0.89)	(0.31)	—	—	(0.31)
October 31, 2021	$8.70	0.26	0.28	0.54	(0.27)	—	—	(0.27)
First Eagle High Yield Municipal Fund Class I
October 31, 2025	$8.64	0.47	(0.46)	0.01	(0.47)	—	—	(0.47)
October 31, 2024	$7.78	0.42	0.92	1.34	(0.44)	—	(0.04)	(0.48)
October 31, 2023	$7.78	0.43	(0.01)	0.42	(0.42)	—	—	(0.42)
October 31, 2022	$8.98	0.39	(1.21)	(0.82)	(0.38)	—	—	(0.38)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
First Eagle High Yield Municipal Fund Class R6
October 31, 2025	$8.66	0.49	(0.48)	0.01	(0.50)	—	—	(0.50)
October 31, 2024	$7.78	0.46	0.91	1.37	(0.45)	—	(0.04)	(0.49)
October 31, 2023	$7.78	0.43	(0.01)	0.42	(0.42)	—	—	(0.42)
October 31, 2022	$8.98	0.39	(1.19)	(0.80)	(0.40)	—	—	(0.40)
October 31, 2021	$8.71	0.35	0.28	0.63	(0.36)	—	—	(0.36)
First Eagle Short Duration High Yield Municipal Fund Class A
October 31, 2025	$10.26	0.49	(0.29)	0.20	(0.47)	—	—	(0.47)
For The Period 1/2/24^-10/31/24	$10.00	0.38	0.24	0.62	(0.36)	—	—	(0.36)
First Eagle Short Duration High Yield Municipal Fund Class C
For The Period 7/11/25^-10/31/25	$10.11	0.13	(0.12)	0.01	(0.13)	—	—	(0.13)
First Eagle Short Duration High Yield Municipal Fund Class I
October 31, 2025	$10.25	0.52	(0.30)	0.22	(0.49)	—	—	(0.49)
For The Period 1/2/24^-10/31/24	$10.00	0.40	0.25	0.65	(0.40)	—	—	(0.40)
First Eagle Short Duration High Yield Municipal Fund Class R6
October 31, 2025	$10.26	0.51	(0.28)	0.23	(0.50)	—	—	(0.50)
For The Period 1/2/24^-10/31/24	$10.00	0.40	0.24	0.64	(0.38)	—	—	(0.38)

First Eagle Funds | Annual Report | October 31, 2025

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Municipal Fund Class C
October 31, 2025	$8.18	(0.88)%		$149,926	1.91%		1.91	%(s)	4.71%		4.71%		82.00%
October 31, 2024	$8.64	16.44%		$79,515	1.65%		1.55	%(t)	3.87%		3.98%		136.03%
October 31, 2023	$7.77	4.45%		$4,957	1.89%		1.74%		4.24%		4.39%		24.60%
October 31, 2022	$7.77	(10.15)%		$7,376	1.88%		1.88%		3.55%		3.55%		28.00%
October 31, 2021	$8.97	6.20%		$15,129	2.01%		1.94%		2.81%		2.88%		64.11%
First Eagle High Yield Municipal Fund Class I
October 31, 2025	$8.18	0.13%		$5,711,600	0.92%		0.92	%(s)	5.69%		5.69%		82.00%
October 31, 2024	$8.64	17.55%		$3,046,662	0.66%		0.57	%(t)	4.81%		4.89%		136.03%
October 31, 2023	$7.78	5.49%		$76,482	0.89%		0.73%		5.23%		5.39%		24.60%
October 31, 2022	$7.78	(9.23)%		$99,295	0.86%		0.86%		4.62%		4.62%		28.00%
October 31, 2021	$8.98	7.29%		$132,026	0.97%		0.90%		3.82%		3.89%		64.11%
First Eagle High Yield Municipal Fund Class R6
October 31, 2025	$8.17	0.10%		$9,801	0.83%		0.83	%(s)	6.03%		6.03%		82.00%
October 31, 2024	$8.66	17.89%		$1,218	0.86%		0.26	%(t)	4.95%		5.56%		136.03%
October 31, 2023	$7.78	5.48%		$7,823	0.81%		0.70%		5.32%		5.44%		24.60%
October 31, 2022	$7.78	(9.16)%		$1,000	0.78%		0.78%		4.74%		4.74%		28.00%
October 31, 2021	$8.98	7.34%		$1,066	0.92%		0.85%		3.87%		3.94%		64.11%
First Eagle Short Duration High Yield Municipal Fund Class A
October 31, 2025	$9.99	1.95%		$342,489	0.87%		0.85%		4.85%		4.87%		114.60%
For The Period 1/2/24^-10/31/24	$10.26	6.30	%(b)	$43,433	1.45	%(c)	0.43	%(c)	3.48	%(c)	4.51	%(c)	202.33	%(b)
First Eagle Short Duration High Yield Municipal Fund Class C
For The Period 7/11/25^-10/31/25	$9.99	0.09	%(b)	$1,431	1.60	%(c)	1.60	%(c)	4.22	%(c)	4.22	%(c)	114.60	%(b)
First Eagle Short Duration High Yield Municipal Fund Class I
October 31, 2025	$9.98	2.20%		$1,213,742	0.64%		0.60%		5.09%		5.12%		114.60%
For The Period 1/2/24^-10/31/24	$10.25	6.56	%(b)	$116,168	1.56	%(c)	0.22	%(c)	3.43	%(c)	4.77	%(c)	202.33	%(b)
First Eagle Short Duration High Yield Municipal Fund Class R6
October 31, 2025	$9.99	2.23%		$1,091	0.61%		0.60%		5.00%		5.00%		114.60%
For The Period 1/2/24^-10/31/24	$10.26	6.54	%(b)	$1,076	2.45	%(c)	0.32	%(c)	2.59	%(c)	4.72	%(c)	202.33	%(b)

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Financial Highlights

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Funds' shares in relation to fluctuating market value of the investments in the Funds.

**  Amount represents less than $0.01 per share.

***  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund and First Eagle Global Real Assets Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, which have a sales charge of 2.50% and the maximum contingent deferred sales charge ("CDSC") of 1.00% for Class C shares. Prior to March 1, 2024, the sales charge for Class A was 4.50% for First Eagle High Yield Municipal Fund, which was also not taken into account. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge for all funds, except First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund. With respect to the First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, a CDSC of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)  Not Annualized.

(c)  Annualized.

(d)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Fund would have been 0.44, (0.15), 0.62 and 0.67 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 0.68%, (0.12)%, 0.93% and 1.02% for Class A, Class C, Class I and Class R6 shares, respectively.

(e)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Overseas Fund would have been 0.20, (0.03), 0.29 and 0.35 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers income ratios would have been 0.82%, 0.03%, 1.12% and 1.28% for Class A, Class C, Class I and Class R6 shares, respectively.

(f)  Net investment income/loss includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the net investment income per share for First Eagle Global Income Builder Fund would have been 0.24, 0.13, 0.28 and 0.29 for Class A, Class C, Class I and Class R6 shares, respectively. The net investment income excluding earnings credits and/or fee waivers ratios would have been 1.85%, 1.06%, 2.08% and 2.16% for Class A, Class C, Class I and Class R6 shares, respectively.

(g)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.05%, 24.96%, 26.38% and 26.48% for Class A, Class C, Class I and Class R6 shares, respectively.

(h)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Overseas Fund would have been 16.90%, 15.94%, 17.24% and 17.35% for Class A, Class C, Class I and Class R6 shares, respectively.

(i)  Total return includes income from foreign withholding tax claims less IRS compliance fees. Without these proceeds, the total returns for First Eagle Global Income Builder Fund would have been 21.09%, 20.21%, 21.44% and 21.54% for Class A, Class C, Class I and Class R6 shares, respectively.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Financial Highlights

(j)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Global Fund would have been 14.50, 13.82, 14.59 and 14.59 for Class A, Class C, Class I and Class R6 shares, respectively.

(k)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Global Fund would have been 26.41%, 25.43%, 26.69% and 26.78% for Class A, Class C, Class I and Class R6 shares, respectively.

(l)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 3.65, 2.04, 3.89 and 3.88 for Class A, Class C, Class I and Class R6 shares, respectively.

(m)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 15.33%, 14.47%, 15.63% and 15.65% for Class A, Class C, Class I and Class R6 shares, respectively.

(n)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 6.56, 3.84, 6.95 and 6.94 for Class A, Class C, Class I and Class R6 shares, respectively.

(o)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 32.81%, 31.78%, 33.14% and 33.15% for Class A, Class C, Class I and Class R6 shares, respectively.

(p)  Net realized and unrealized gains (losses) includes litigation proceeds. Without these proceeds, the net realized and unrealized gains (losses) per share for First Eagle Rising Dividend Fund would have been 2.13, 1.23, 2.24 and 2.27 for Class A, Class C, Class I and Class R6 shares, respectively.

(q)  Total return includes litigation proceeds. Without these proceeds, the total returns for First Eagle Rising Dividend Fund would have been 12.28%, 10.57%, 12.58% and 12.73% for Class A, Class C, Class I and Class R6 shares, respectively.

(r)  Amount represents less than 0.005%.

(s)  Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(g)) representing 0.32% for the year ended October 31, 2025. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.83%, 1.59%, 0.60% and 0.51% for Class A, Class C, Class I, and Class R6, respectively.

(t)  Interest expense and fees relate to the costs of tender option bond transactions (See Note 2(g)) representing 0.02% for the year ended October 31, 2024. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.78%, 1.53%, 0.56% and 0.24% for Class A, Class C, Class I, and Class R6, respectively.

See Notes to Financial Statements.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Note 1 — Organization

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As of October 31, 2025, the Trust consists of eleven separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund), First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long- term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On March 1, 2025, Class C Shares were newly registered for the First Eagle Small Cap Opportunity Fund and First Eagle Short Duration High Yield Municipal Fund. On December 1, 2023, Class R3 Shares, Class R4 Shares, Class R5 Shares of the Funds were closed to new investors. On February 28, 2024, all remaining Class R3 shares, Class R4 shares, and Class R5 shares of the Funds converted into Class R6 shares. As a result, Class R3 shares, Class R4 shares, and Class R5 shares were terminated.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Fund (the "U.S. Fund"), First Eagle Gold Fund (the "Gold Fund"), First Eagle Global Income Builder Fund (the "Global Income Builder Fund") and First Eagle Global Real Assets Fund (the "Global Real Assets Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd.), First Eagle U.S. Cayman Fund, Ltd., (formerly named First Eagle U.S. Value Cayman Fund, Ltd.), First Eagle Gold Cayman Fund, Ltd., First Eagle Global Income Builder Cayman Fund, Ltd. and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2025, the First Eagle Global Cayman Fund, Ltd. has $6,567,028,277 in net assets, representing 9.59% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2025, the First Eagle Overseas Cayman Fund, Ltd. has $683,436,113 in net assets, representing 4.44% of the Overseas Fund's net assets.

The First Eagle U.S. Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Fund and the First Eagle U.S. Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2025, the First Eagle U.S. Cayman Fund, Ltd. has $213,605,702 in net assets, representing 13.60% of the U.S. Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2025, the First Eagle Gold Cayman Fund, Ltd. has $944,239,663 in net assets, representing 20.71% of the Gold Fund's net assets.

The First Eagle Global Income Builder Cayman Fund, Ltd., established on May 31, 2024, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Income Builder Fund and the First Eagle Global Income Builder Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2025, the First Eagle Global Income Builder Cayman Fund, Ltd. has $0 in net assets, representing 0.00% of the Global Income Builder Fund's net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of October 31, 2025, the First Eagle Global Real Assets Cayman Fund, Ltd. has $643,659 in net assets, representing 3.88% of the Global Real Assets Fund's net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source. The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund's NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be "fair valued" as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith by the Adviser as "valuation designee" under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds' Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds' inputs used to value the Funds' investments as of October 31, 2025. A reconciliation of Level 3 investments is presented when a fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to each Fund's net assets at the beginning or end of the period.

First Eagle Global Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$34,220,904,632	$22,988,683,656	(a)	$—	$57,209,588,288
Corporate Bonds	—	—		5,384,995	5,384,995
Commodities*	—	7,784,964,586		—	7,784,964,586
Short-Term Investments	185,022	3,381,005,809		—	3,381,190,831
Forward Foreign Currency Exchange Contracts**	—	42,964,908		—	42,964,908
Total	$34,221,089,654	$34,197,618,959		$5,384,995	$68,424,093,608

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

First Eagle Global Fund (continued)

Description†	Level 1	Level 2	Level 3‡	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(3,730,310)	$—	$(3,730,310)
Total	$—	$(3,730,310)	$—	$(3,730,310)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$3,062,416,022	$10,284,564,776 (a)	$18,836,441	$13,365,817,239
Commodities*	—	1,410,503,133	—	1,410,503,133
Short-Term Investments	165,413	591,209,431	—	591,374,844
Forward Foreign Currency Exchange Contracts**	—	20,476,311	—	20,476,311
Total	$3,062,581,435	$12,306,753,651	$18,836,441	$15,388,171,527
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(1,775,360)	$—	$(1,775,360)
Total	$—	$(1,775,360)	$—	$(1,775,360)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

First Eagle U.S. Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$1,171,736,491	$—	$—	$1,171,736,491
Convertible Preferred Stocks	5,359,250	—	—	5,359,250
Corporate Bonds	—	13,670,060	6,311,000	19,981,060
Commodities*	—	213,595,819	—	213,595,819
Master Limited Partnerships	24,370,439	—	—	24,370,439
Preferred Stocks	2,472,320	—	—	2,472,320
Short-Term Investments	43,712	135,558,002	—	135,601,714
Total	$1,203,982,212	$362,823,881	$6,311,000	$1,573,117,093

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$3,107,731,572	$332,062,876	(a)	$—	$3,439,794,448
Commodities*	—	944,282,669		—	944,282,669
Rights	2,568,502	—		—	2,568,502
Short-Term Investments	140,943	97,204,159		—	97,345,102
Total	$3,110,441,017	$1,373,549,704		$—	$4,483,990,721

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$640,236,165	$670,034,687	(a)	$—	$1,310,270,852
Convertible Preferred Stocks	33,935,375	—		—	33,935,375
Corporate Bonds	—	218,502,048		18,877,051	237,379,099
Asset-Backed Securities	—	2,316,481		—	2,316,481

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Commodities*	$—	$180,265,628	$—	$180,265,628
Foreign Government Securities	—	17,787,542	—	17,787,542
Loan Assignments	—	2,506,775	—	2,506,775
Master Limited Partnerships	20,958,322	—	—	20,958,322
Preferred Stocks	42,106,355	—	—	42,106,355
U.S. Treasury Obligations	—	198,076,653	—	198,076,653
Short-Term Investments	35,636	65,952,717	—	65,988,353
Forward Foreign Currency Exchange Contracts**	—	747,322	—	747,322
Total	$737,271,853	$1,356,189,853	$18,877,051	$2,112,338,757
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(73,039)	$—	$(73,039)
Options Written	(976,858)	—	—	(976,858)
Total	$(976,858)	$(73,039)	$—	$(1,049,897)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$354,532,042	$76,335,243	(a)	$—	$430,867,285
Master Limited Partnerships	13,260,206	—		—	13,260,206
Short-Term Investments	2,975	4,724,403		—	4,727,378
Total	$367,795,223	$81,059,646		$—	$448,854,869

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,657,254,358	$—	$—		$1,657,254,358
Exchange-Traded Funds	8,901,660	—	—		8,901,660
Rights	—	—	—	^	—
Short-Term Investments	91,226,352	—	—		91,226,352
Total	$1,757,382,370	$—	$—		$1,757,382,370

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

^  Fair value represents zero.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$46,277,188	$—	$—	$46,277,188
Short-Term Investments	1,396,497	—	—	1,396,497
Total	$47,673,685	$—	$—	$47,673,685

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡	Total
Assets:
Common Stocks	$9,361,607	$5,803,302	(a)	$5,090	$15,169,999
Commodities*	—	400,344		—	400,344
Exchange-Traded Funds	235,292	—		—	235,292
Master Limited Partnerships	762,941	—		—	762,941
Short-Term Investments	351,700	—		—	351,700
Total	$10,711,540	$6,203,646		$5,090	$16,920,276

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

First Eagle High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$8,792,262,386	$—	$8,792,262,386
Short-Term Investments	5,299,148	—	—	5,299,148
Total	$5,299,148	$8,792,262,386	$—	$8,797,561,534

†  See Schedule of Investments for additional detailed categorizations.

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$11,387,698	$—	$11,387,698
Municipal Bonds	—	1,546,313,666	—	1,546,313,666
Short-Term Investments	451,088	—	—	451,088
Total	$451,088	$1,557,701,364	$—	$1,558,152,452

†  See Schedule of Investments for additional detailed categorizations.

c)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage of net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

year ended October 31, 2025, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$572,190,370	$266,938,160	$12,704,808
Average Settlement Value — Sold	2,284,804,454	1,067,138,399	48,030,356

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At October 31, 2025, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$42,964,908	$3,730,310	$1,397,124	$(12,428,943)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$20,476,311	$1,775,360	$6,014,550	$(7,923,640)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$747,322	$73,039	$(69,283)	$(342,016)

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of October 31, 2025:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$5,661,621	$—	$(5,661,621)	$—
Goldman Sachs	9,662,208	—	(9,610,000)	52,208
JPMorgan Chase Bank	12,540,301	—	(12,540,301)	—
UBS AG	15,100,778	(3,730,310)	(11,370,468)	—
	$42,964,908	$(3,730,310)	$(39,182,390)	$52,208
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	$3,730,310	$(3,730,310)	$—	$—
	$3,730,310	$(3,730,310)	$—	$—

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,012,174	$—	$(3,012,174)	$—
Goldman Sachs	4,335,643	—	(4,320,000)	15,643
JPMorgan Chase Bank	5,645,837	—	(5,645,837)	—
UBS AG	7,482,657	(1,775,360)	(5,707,297)	—
	$20,476,311	$(1,775,360)	$(18,685,308)	$15,643

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

First Eagle Overseas Fund (continued)

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	$1,775,360	$(1,775,360)	$—	$—
	$1,775,360	$(1,775,360)	$—	$—

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$91,487	$—	$—	$91,487
Goldman Sachs	152,190	—	(130,000)	22,190
JPMorgan Chase Bank	225,690	—	(225,690)	—
UBS AG	277,955	(73,039)	—	204,916
	$747,322	$(73,039)	$(355,690)	$318,593
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	$73,039	$(73,039)	$—	$—
	$73,039	$(73,039)	$—	$—

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Tender Option Bonds — Inverse floating rate interests ("Inverse Floaters") are issued in connection with municipal tender option bond ("TOB") financing transactions (secured borrowing) to generate leverage for First Eagle High Yield Municipal Fund or First Eagle Short Duration High Yield Municipal Fund (the "Municipal Funds"). Such instruments are created by a special purpose trust (a "TOB Trust") that holds long-term fixed rate bonds sold to it by a Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests ("Floaters"), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Municipal Funds generally will purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust,

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Municipal Funds, as holders of the Inverse Floaters, are paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Municipal Funds with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Municipal Funds, and as short-term interest rates decline, Inverse Floaters produce more income for the Municipal Funds. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Municipal Funds could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Municipal Funds' investments in Inverse Floaters could negatively impact the Municipal Funds' performance and yield, especially when those Inverse Floaters provide the Municipal Funds with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Municipal Funds may invest in Inverse Floaters on a non-recourse or recourse basis. If a Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

The Underlying Bond deposited into the TOB Trust is identified in the Municipal Fund's Portfolio of Investments as "All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB residuals and cash." with the Fund recognizing as liabilities, labeled "Payable for Floating Rate Note Obligation" on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in "Investment Income" the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust's borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of "Interest expense" on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of "Accrued interest and dividends receivable" and "Interest expense and fees payable" on the Statement of Assets and Liabilities, respectively.

As of October 31, 2025, the aggregate value of Floaters issued by the Funds' TOB Trusts were as follows:

Floating Rate Obligations:
First Eagle High Yield Municipal Fund	$1,065,645,000
First Eagle Short Duration High Yield Municipal Fund	25,130,000

For year ended October 31, 2025, the average amount of Floaters outstanding and the average annual interest rates and fees related to Inverse Floaters, were as follows:

	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate and Fees
First Eagle High Yield Municipal Fund	$661,069,644	3.16%
First Eagle Short Duration High Yield Municipal Fund(1)	12,223,333	3.21

(1)  Average Floating Rate Obligation Outstanding is for period ended October 31, 2025, beginning September 17, 2025, when the Fund began investing in TOB transactions; and the Average Annual Interest Rate and Fees is for period ended October 31, 2025, beginning September 23, 2025, when the Fund's first TOB settled.

h)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any "senior security," other than borrowing from a bank (subject to a requirement to maintain 300% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of October 31, 2025, portfolio securities valued at $83,639,440 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the year ended October 31, 2025, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	9,572

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

At October 31, 2025, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$976,858	$2,041,691	$3,182,347

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written.

i)  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

j)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

k)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations and reflected in market value of the securities. TIPS are subject to interest rate risk.

l)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

m)  New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently assessing the impact on the financial statements and related disclosures.

n)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle Global Income Builder Fund, the First Eagle High Yield Municipal Fund, and the First Eagle Short Duration High Yield Municipal Fund which declare income daily and pay monthly, and First Eagle Rising Dividend Fund which distributes income on a quarterly basis.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

At October 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Tax-Exempt	Undistributed Ordinary	Undistributed Net Realized	Net Unrealized Appreciation	Capital Loss Carryforward
	Income	Income	Gains	(Depreciation)	Short-Term	Long-Term
First Eagle Global Fund	$—	$2,351,801,887	$3,768,552,511	$26,070,274,004	$—	$—
First Eagle Overseas Fund	—	785,951,338	438,319,206	5,288,812,141	—	—
First Eagle U.S. Value Fund	—	31,077,084	106,919,543	690,939,716	—	—
First Eagle Gold Fund	—	62,065,420	—	2,521,407,542	—	342,703,929
First Eagle Global Income Builder Fund	—	4,011,849	33,878,784	455,469,223	—	—
First Eagle Rising Dividend Fund	—	8,073,155	29,279,974	151,328,596	—	—
First Eagle Small Cap Opportunity Fund	—	2,221,056	14,210,290	355,008,586	—	—
First Eagle U.S. Smid Cap Opportunity Fund	—	184,042	—	13,022,514	592,019	—
First Eagle Global Real Assets Fund	—	399,081	158,580	2,634,550	—	—
First Eagle High Yield Municipal Fund	4,528,798	—	—	(227,614,003)	65,486,649	135,497,818
First Eagle Short Duration High Yield Municipal Fund	1,380,593	—	—	(28,891,092)	213,581	—

The components of distributable earnings' differences between book basis and tax basis are primarily due to the treatment of passive foreign investment companies, distributions from real estate investment trusts, the treatment of forward foreign currencies contracts, straddle loss deferral, foreign repatriated earnings for First Eagle Overseas Fund, investment in partnerships, and global intangible low-taxed income from investment in certain foreign corporations for First Eagle Overseas Fund, wash sales, and amortization on certain callable bond investments.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Funds after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. For the current year, the First Eagle Gold Fund, First Eagle Small Cap Opportunity Fund and First Eagle Global Real Assets Fund utilized $184,884,873, $63,433,013 and $138,079 in net capital loss carryforward, respectively.

Late year ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year For the year ended October 31, 2025, none of the Funds had late year loss deferrals.

o)  Reclassification of Capital Accounts — As a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus GAAP, a reclassification has been made on the Statements of Assets and Liabilities to increase (decrease) distributable earnings and capital surplus for the Funds as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gains (Losses)	Capital Surplus
First Eagle Global Fund	$832,795,675	$(990,272,195)	$157,476,520
First Eagle Overseas Fund	235,838,811	(312,562,616)	76,723,805
First Eagle U.S. Value Fund	18,186,819	(23,606,876)	5,420,057
First Eagle Gold Fund	40,652,650	(40,652,650)	—
First Eagle Global Income Builder Fund	(519,230)	(1,344,084)	1,863,314
First Eagle Rising Dividend Fund	(7,590)	(404,567)	412,157
First Eagle Small Cap Opportunity Fund	9,366,237	(10,189,767)	823,530
First Eagle U.S. Smid Cap Opportunity Fund	142,125	(142,125)	—
First Eagle Global Real Assets Fund	200,496	(200,496)	—
First Eagle High Yield Municipal Fund	(155,010)	155,010	—
First Eagle Short Duration High Yield Municipal Fund	(5,406)	5,406	—

The primary permanent differences causing such reclassification include the tax treatment of currency gains and losses, distributions paid in connection with the redemption of Fund shares, adjustments on certain callable bonds, investments in passive foreign investment companies and differing book and tax treatment of transactions with the Subsidiary.

At the year ended October 31, 2025, the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle Gold Cayman Fund Ltd., and First Eagle U.S. Cayman Fund, Ltd. had unrealized gains for tax purposes. Any unrealized losses to be recognized for tax purposes in the future can only be

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

utilized by the Funds to the extent of tax basis realized gains in the Subsidiaries in the same year. Given the uncertainty of their future use, tax losses have been reclassified to Capital surplus.

p)  Distribution to Shareholders — Distributions to shareholders during the fiscal year ended October 31, 2025, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

	Tax-Exempt Income		Ordinary Income
	2025	2024	2025	2024
First Eagle Global Fund	$—	$—	$1,324,519,813	$694,254,260
First Eagle Overseas Fund	—	—	645,684,361	249,161,450
First Eagle U.S. Value Fund	—	—	22,894,574	15,644,440
First Eagle Gold Fund	—	—	124,017,325	22,713,907
First Eagle Global Income Builder Fund	—	—	51,604,015	45,860,679
First Eagle Rising Dividend Fund	—	—	7,136,198	5,079,555
First Eagle Small Cap Opportunity Fund	—	—	28,727,821	9,542,812
First Eagle U.S. Smid Cap Opportunity Fund	—	—	279,853	120,773
First Eagle Global Real Assets Fund	—	—	477,760	242,239
First Eagle High Yield Municipal Fund	336,066,002	66,148,989	11,943,382	5,052,249
First Eagle Short Duration High Yield Municipal Fund	39,432,053	1,650,374	1,815,648	110,465
	Long Term Capital Gains		Return of Capital
	2025	2024	2025	2024
First Eagle Global Fund	$1,560,383,406	$1,081,566,934	$—	$—
First Eagle Overseas Fund	275,342,996	53,792,723	—	—
First Eagle U.S. Value Fund	63,321,538	61,312,109	—	—
First Eagle Gold Fund	—	—	—	—
First Eagle Global Income Builder Fund	22,702,368	—	—	—
First Eagle Rising Dividend Fund	12,883,745	25,786,460	—	—
First Eagle Small Cap Opportunity Fund	—	—	—	—
First Eagle U.S. Smid Cap Opportunity Fund	—	—	—	—
First Eagle Global Real Assets Fund	—	—	—	—
First Eagle High Yield Municipal Fund	—	—	—	6,736,102
First Eagle Short Duration High Yield Municipal Fund	—	—	—	—

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

q)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

r)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

s)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

t)  Segment Reporting — The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the Funds' financial position or the results of their operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker ("CODM") in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Funds have determined that they have a single operating segment which derives its revenues from investments made in accordance with the Funds' defined investment objective. The Funds' CODM is represented by the Adviser, through various committees. The Funds' net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Funds' consolidated financial statements.

Note 3 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle U.S. Fund	0.75%
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle Rising Dividend Fund	0.50	(1)
First Eagle Small Cap Opportunity Fund	0.85	(2)
First Eagle U.S. Smid Cap Opportunity Fund	0.75	(3)
First Eagle Global Real Assets Fund	0.65	(4)
First Eagle High Yield Municipal Fund	0.45	(5)
First Eagle Short Duration High Yield Municipal Fund	0.45	(6)

(1)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle Rising Dividend Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. First Eagle Rising Dividend Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2025, the Adviser reimbursed $223,887 in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2025, the Fund has $— receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.

  For the year ended October 31, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026	2027	2028
Class A	$1,018,384	$445,261	$406,283	$166,840
Class C	27,201	16,714	9,653	834
Class I	273,095	93,128	123,754	56,213
Class R6	7,995	3,990	4,005	—
Total	$1,326,675	$559,093	$543,695	$223,887

(2)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle Small Cap Opportunity Fund so that the total annual operating

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.25%, 2.00%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 2.00%, 1.00% and 1.00% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2025, the Adviser reimbursed $426,033 in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2025, the Fund has $12,673 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities. During the period ended October 31, 2025, the Fund recouped $6,264.

  For the year ended October 31, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026	2027	2028
Class A	$55,614	$34,918	$19,533	$1,163
Class I	2,250,127	827,060	998,197	424,870
Class R6	—	—	—	—
Total	$2,305,741	$861,978	$1,017,730	$426,033

(3)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle U.S. Smid Cap Opportunity Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.90% and 0.95% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2025, the Adviser reimbursed $257,491 in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2025, the Fund has $24,173 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Statement of Assets and Liabilities.
First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

  For the year ended October 31, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026	2027	2028
Class A	$18,119	$3,555	$3,417	$11,147
Class I	875,367	347,861	281,515	245,991
Class R6	4,528	3,743	432	353
Total	$898,014	$355,159	$285,364	$257,491

(4)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I, and R6 for First Eagle Global Real Assets Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2025, the Adviser reimbursed $366,553 in expenses which are included under Expense waiver in the Consolidated Statement of Operations. As of October 31, 2025, the Fund has $28,152 receivable from the Adviser for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities.

  For the year ended October 31, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026	2027	2028
Class A	$175,657	$64,115	$64,235	$47,307
Class I	966,177	339,917	337,994	288,266
Class R6	112,506	42,237	39,289	30,980
Total	$1,254,340	$446,269	$441,518	$366,553

(5)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 for First Eagle High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

terminated during its term without the consent of the Board. First Eagle High Yield Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2025, the Adviser reimbursed $— in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2025, the Fund has $— receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities. During the period ended October 31, 2025, the Fund recouped $338,274.

  For the year ended October 31, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2026	2027	2028
Class A	$—	$—	$—	$—
Class C	—	—	—	—
Class I	—	—	—	—
Class R6	10,892	3,040	7,852	—
Total	$10,892	$3,040	$7,852	$—

(6)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A,C, I, and R6 for First Eagle Short Duration High Yield Municipal Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class' average net assets, respectively; or (2) if applicable, the then current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the year ended October 31, 2025, the Adviser reimbursed $229,510 in expenses which are included under Expense waiver in the Statement of Operations. As of October 31, 2025, the Fund has $162,945 receivable from the Adviser for reimbursement of expenses, which are included under Due from adviser on its Statement of Assets and Liabilities.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

  For the year ended October 31, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring October 31,
	Total Eligible for Recoupment	2027	2028
Class A	$61,474	$41,503	$19,971
Class I	494,827	285,309	209,518
Class R6	14,788	14,767	21
Total	$571,089	$341,579	$229,510

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund, which pays the fee described in the next paragraphs) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between First Eagle Global Income Builder Fund and the Adviser, the Fund pays/paid the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the year ended October 31, 2025, the Adviser waived and the Funds had due from Adviser amounts shown below:

	Adviser Waived Amount	Due From Adviser
First Eagle Global Fund	$—	$—
First Eagle Overseas Fund	—	—
First Eagle U.S. Fund	—	—
First Eagle Gold Fund	—	—
First Eagle Global Income Builder Fund	—	—
First Eagle Rising Dividend Fund	8,842	8,842
First Eagle Small Cap Opportunity Fund	—	—
First Eagle U.S. Smid Cap Opportunity Fund	151,576	923
First Eagle Global Real Assets Fund	201,663	2,652
First Eagle High Yield Municipal Fund	—	—
First Eagle Short Duration High Yield Municipal Fund	—	—

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the year ended October 31, 2025, FEF Distributors, LLC realized $572,743, $30,676, $17,948, $106,633, $14,820, $4,166, $15,797, $2,289, $11, $126,518 and $20,077 pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively. For the year ended October 31, 2025, FEF Distributors, LLC realized $95,664, $5,550, $4,156, $10,166, $2,631, $536 and $40,441 CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund and First Eagle High Yield Municipal Fund, respectively; and the Adviser realized $3,674, $6,954, $(1,458), $3,705, $33,806, $332, $1,292, $590,927 and $151,827 CDSC pertaining to the redemption of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of October 31, 2025, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 4 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund, and First Eagle Short Duration High Yield Municipal Fund pay the Distributor monthly a distribution and/or service fee with respect to Class A and Class C shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C
First Eagle Global Fund	0.25%	1.00%
First Eagle Overseas Fund	0.25%	1.00%
First Eagle U.S. Fund	0.25%	1.00%
First Eagle Gold Fund	0.25%	1.00%
First Eagle Global Income Builder Fund	0.25%	1.00%
First Eagle Rising Dividend Fund	0.25%	1.00%
First Eagle Small Cap Opportunity Fund	0.25%	1.00%
First Eagle U.S. Smid Cap Opportunity Fund	0.25%	n/a
First Eagle Global Real Assets Fund	0.25%	n/a
First Eagle High Yield Municipal Fund	0.25%	1.00%
First Eagle Short Duration High Yield Municipal Fund	0.25%	1.00%

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended October 31, 2025, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the year ended October 31, 2025, the services fees incurred by the Funds are disclosed in the Statements of Operations.

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Note 5 — Purchases and Sales of Securities

For the year ended October 31, 2025, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$10,196,601,673	$9,052,035,967	$—	$—
First Eagle Overseas Fund	1,592,075,757	1,852,431,894	—	—
First Eagle U.S. Fund	222,050,757	269,487,714	—	—
First Eagle Gold Fund	510,624,638	719,607,923	—	—
First Eagle Global Income Builder Fund	248,340,797	169,098,759	78,323,623	57,373,259
First Eagle Rising Dividend Fund	52,413,137	91,236,200	—	—
First Eagle Small Cap Opportunity Fund	778,186,229	1,042,698,694	—	—
First Eagle U.S. Smid Cap Opportunity Fund	$31,962,147	$36,455,252	—	—
First Eagle Global Real Assets Fund	6,371,071	5,773,954	—	—
First Eagle High Yield Municipal Fund	10,053,575,483	5,681,715,982	—	—
First Eagle Short Duration High Yield Municipal Fund	2,374,642,198	952,427,602	—	—

Note 6 — Line of Credit

On June 24, 2024, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds and First Eagle Variable Funds to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 23, 2025. Under the Credit Facility arrangement, each Fund has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

Funds had no borrowings under the agreement. On June 23, 2025, the Credit Facility was extended to October 31, 2025. On October 20, 2025, the Credit Facility was extended to November 28, 2025. On November 17, 2025, the Credit Facility was extended to February 27, 2026.

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle Global Income Builder Fund, First Eagle High Yield Municipal Fund and First Eagle Short Duration High Yield Municipal Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 8 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than

First Eagle Funds | Annual Report | October 31, 2025

Notes to Financial Statements

$250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the year ended October 31, 2025.

Note 9 — Subsequent Events

First Eagle Core Plus Municipal Fund, a Portfolio in the Trust incepted on November 20, 2025.

First Eagle Funds | Annual Report | October 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of First Eagle Funds and Shareholders of each of the eleven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting the First Eagle Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

First Eagle Global Fund(1)*	First Eagle Small Cap Opportunity Fund(1)
First Eagle Overseas Fund(1)*	First Eagle U.S. Smid Cap Opportunity Fund(1)
First Eagle U.S. Fund(1)*	First Eagle Global Real Assets Fund(1)*
First Eagle Gold Fund(1)*	First Eagle High Yield Municipal Fund(2)
First Eagle Global Income Builder Fund(1)	First Eagle Short Duration High Yield Municipal Fund(3)
First Eagle Rising Dividend Fund(1)

(1)  Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the years ended October 31, 2025 and 2024

(2)  Statement of operations and statement of cash flows for the year ended October 31, 2025, and statement of changes in net assets for the years ended October 31, 2025 and 2024

(3)  Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and for the period January 2, 2024 (inception date) through October 31, 2024

*  The financial statements for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Fund, First Eagle Gold Fund and First Eagle Global Real Assets Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

First Eagle Funds | Annual Report | October 31, 2025

Report of Independent Registered Public Accounting Firm

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York
December 26, 2025

We have served as the auditor of one or more investment companies advised by First Eagle Investment Management, LLC since 2006.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017
T: (646) 471 3000, www.pwc.com/us

First Eagle Funds | Annual Report | October 31, 2025

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9 Proxy Disclosures

Results of Special Shareholder Meeting

A Special Shareholder Meeting of First Eagle Funds was held on June 30, 2025, which reconvened on July 28 and August 14, 2025 to: (1) approve "new" advisory agreements for the Funds with the Adviser subsequent to the prospective change of ownership of the parent company of the Adviser, First Eagle Holdings, Inc. and (2) elect ten members of the Board (Lisa Anderson, Candace K. Beinecke, Peter W. Davidson, Jean D. Hamilton, William M. Kelly, Paul J. Lawler, Mandakini Puri, John P. Arnhold, and Mehdi Mahmud effective upon approval and Scott Sleyster upon his eligibility to serve as an Independent Trustee, which was expected to be on or about September 1, 2025).

The voting results were as follows:

Proposal 1:

	FOR			AGAINST			ABSTAIN
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
First Eagle Global Fund	360,840,011	88.89%	45.01%	5,009,047	1.23%	0.62%	40,086,425	9.88%	5.00%
First Eagle Overseas Fund	230,050,464	95.49%	49.28%	1,365,068	0.57%	0.29%	9,504,930	3.95%	2.04%
First Eagle U.S. Fund	31,206,310	91.68%	48.42%	299,335	0.88%	0.46%	2,531,341	7.44%	3.93%
First Eagle Gold Fund	43,162,725	87.78%	44.50%	838,802	1.71%	0.86%	5,168,023	10.51%	5.33%
First Eagle Global Income Builder Fund	58,464,822	89.85%	45.62%	490,755	0.75%	0.38%	6,112,732	9.39%	4.77%
First Eagle Rising Dividend Fund	6,962,897	86.33%	45.36%	93,832	1.16%	0.61%	1,008,972	12.51%	6.57%
First Eagle Small Cap Opportunity Fund	70,856,806	84.44%	42.81%	999,851	1.19%	0.60%	12,055,887	14.37%	7.28%
First Eagle U.S. Smid Cap Opportunity Fund	3,438,403	99.16%	71.15%	0	0.00%	0.00%	29,166	0.84%	0.60%

First Eagle Funds | Annual Report | October 31, 2025

	FOR			AGAINST			ABSTAIN
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
First Eagle Global Real Assets Fund	1,105,550	99.97%	85.91%	0	0.00%	0.00%	278	0.03%	0.02%
First Eagle High Yield Municipal Fund	326,472,590	89.25%	45.14%	4,374,106	1.20%	0.60%	34,961,061	9.56%	4.83%
First Eagle Short Duration High Yield Municipal Fund	28,323,352	80.22%	40.53%	429,907	1.22%	0.62%	6,552,019	18.56%	9.38%

Proposal 2:

	FOR			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Lisa Anderson	1,381,827,222	97.80%	54.44%	31,042,997	2.20%	1.22%
(02) Candace K. Beinecke	1,382,258,156	97.83%	54.46%	30,612,063	2.17%	1.21%
(03) Peter W. Davidson	1,383,056,466	97.89%	54.49%	29,813,753	2.11%	1.17%
(04) Jean D. Hamilton	1,382,647,540	97.86%	54.47%	30,222,679	2.14%	1.19%
(05) Willliam M. Kelly	1,380,002,810	97.67%	54.37%	32,867,409	2.33%	1.29%
(06) Paul J. Lawler	1,380,112,717	97.68%	54.37%	32,757,502	2.32%	1.29%
(07) Mandakini Puri	1,383,027,963	97.89%	54.49%	29,842,256	2.11%	1.18%
(08) John P. Arnhold	1,379,641,941	97.65%	54.35%	33,228,278	2.35%	1.31%
(09) Mehdi Mahmud	1,382,323,552	97.84%	54.46%	30,546,667	2.16%	1.20%
(10) Scott Sleyster	1,382,275,602	97.83%	54.46%	30,594,617	2.17%	1.21%

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

Refer to the semiannual financial statements and other information as of and for the period ended April 30, 2025, included within the N-CSRS filed with the SEC.

First Eagle Funds | Annual Report | October 31, 2025

General Information

Form N-PORT portfolio schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Form N-PORT are available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve- month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Annual Report | October 31, 2025

Tax Information

Fiscal Year Ended October 31, 2025 (unaudited)

Each Fund designates at the following amounts (or the maximum amount allowable) distributed during the fiscal year ended October 31, 2025, if any, as dividends exempt from federal income tax, capital gain dividends, dividends eligible for the corporate dividends received deduction and/or qualified dividend income:

	% of Qualifying Dividend Income	% of Dividends Eligible for the Dividends Received Deduction	Tax-Exempt Income	Long-Term Capital Gains	Long-Term Capital Gains 28%
First Eagle Global Fund	65.65%	23.63%	$—	$1,658,257,964	$—
First Eagle Overseas Fund	40.38%	0.57%	—	262,525,999	22,437,099
First Eagle U.S. Value Fund	72.30%	62.07%	—	67,568,586	—
First Eagle Gold Fund	27.72%	5.34%	—	—	—
First Eagle Global Income Builder Fund	74.52%	19.66%	—	16,045,871	8,322,524
First Eagle Rising Dividend Fund	95.01%	74.17%	—	13,206,822	—
First Eagle Small Cap Opportunity Fund	67.15%	65.30%	—	712,212	—
First Eagle U.S. Smid Cap Opportunity Fund	100.00%	100.00%	—	—	—
First Eagle Global Real Assets Fund	54.30%	14.90%	—	—	—
First Eagle High Yield Municipal Fund	0.00%	0.00%	336,066,002	—	—
First Eagle Short Duration High Yield Municipal Fund	0.00%	0.00%	39,432,053	—	—

First Eagle Overseas Fund paid foreign taxes of $33,623,200 and recognized Section 853 foreign source income of $518,548,214. Pursuant to Section 853 of the Internal Revenue Code, the First Eagle Overseas Fund designates such amount (or the maximum amount allowable) as having been paid in connection with dividends distributed from investment company taxable income during the fiscal year ended October 31, 2025.

First Eagle Gold Fund paid foreign taxes of $4,261,714 and recognized Section 853 foreign source income of $33,552,880. Pursuant to Section 853 of the Internal Revenue Code, the First Eagle Gold Fund designates such amount (or the maximum amount allowable) as having been paid in connection with dividends distributed from investment company taxable income during the fiscal year ended October 31, 2025.

First Eagle Funds | Annual Report | October 31, 2025

Tax Information

First Eagle Global Real Assets Fund paid foreign taxes of $18,067 and recognized Section 853 foreign source income of $354,880. Pursuant to Section 853 of the Internal Revenue Code, the First Eagle Global Real Assets Fund designates such amount (or the maximum amount allowable) as having been paid in connection with dividends distributed from investment company taxable income during the fiscal year ended October 31, 2025.

First Eagle Funds | Annual Report | October 31, 2025

Privacy Notice

The Trust is providing you with this privacy notice to inform you of how we process your personal information. If the Trust changes its information practices, we will provide you with notice of any material changes. This privacy policy supersedes any of our previous policies relating to the information you disclose to us.

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number, income, and assets
◼ account balances, payment history, and account activity
◼ credit history and credit scores
◼ name, address, telephone number, occupation
◼ online information, such as your IP address and data gathered from your browsing activity and location
◼ information we encounter in public records in the ordinary course of business
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

First Eagle Funds | Annual Report | October 31, 2025

Privacy Notice

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	Yes
For joint marketing with other financial companies	No	N/A
For our affiliates' everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	N/A

To limit our sharing	◼ Call 800.334.2143 and indicate your desire to limit our sharing
◼ Visit us online: www.firsteagle.com/individuals-home or
◼ Mail the form below
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.
However, you can contact us at any time to limit our sharing.
Questions?	Call 800.334.2143 or go to www.firsteagle.com/individuals-home

First Eagle Funds | Annual Report | October 31, 2025

Privacy Notice

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Mail-in Form

If you have a joint account, your choice(s) will apply to everyone on your account unless you mark below. ❑ Apply my choices only to me	Mark any/all you want to limit:
❑ Do not share information about my creditworthiness with your affiliates for their everyday business purposes.
❑ Do not allow your affiliates to use my personal information to market to me.
❑ Do not share my personal information with nonaffiliates to market their products and services to me.
Name
Address

City, State, Zip
Account #
Mail to:
First Eagle Funds
P.O. Box 219324
Kansas City, MO
64121-9324

#

What we do

How does the Trust protect my personal information?

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard consumer information. We permit only authorized individuals, who are trained in the proper handling of individual shareholder information and need to access this information to do their job, to have access to this information.

How does the Trust collect my personal information?	We collect your personal information, for example, when you:
◼ open an account, make transactions using your account, or deposit money
◼ subscribe to receive information, submit an application, or otherwise submit a form containing personal information
◼ use our services online
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

First Eagle Funds | Annual Report | October 31, 2025

Privacy Notice

Why can't I limit all sharing?	Federal law gives you the right to limit only:
◼ sharing for affiliates' everyday business purposes—information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
◼ Affiliated companies include First Eagle Investments; First Eagle Holdings, Inc.; First Eagle Investment Management, LLC; FEF Distributors, LLC; First Eagle Separate Account Management, LLC; First Eagle Alternative Credit, LLC; Napier Park Global Capital Ltd; Napier Park Global Capital GmbH, Napier Park Global Capital (US) LP; First Eagle Investment Management Ltd; First Eagle Investment Management GmbH; First Eagle Investments Sarl; First Eagle Funds (Ireland) ICAV; First Eagle Amundi Sub-Funds (Luxembourg) SICAV; First Eagle Overseas Variable Fund, a portfolio of First Eagle Variable Funds, an open-end investment management company; First Eagle Credit Opportunities Fund, a closed-end interval fund; First Eagle Real Estate Debt Fund, a closed-end interval fund; First Eagle Tactical Municipal Opportunities Fund, a closed-end interval fund; First Eagle High Yield Municipal Completion Fund, a portfolio of First Eagle Completion Fund Trust, an open-end investment management company; First Eagle Private Credit Fund, a business development company; First Eagle Global Equity ETF (FEGE) and First Eagle Overseas Equity ETF (FEOE), exchange traded funds; and any other First Eagle Funds and any sub-funds, as applicable.

First Eagle Funds | Annual Report | October 31, 2025

Privacy Notice

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
◼ Nonaffiliated third parties may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, other parties providing individual shareholder servicing, accounting and recordkeeping services, attorneys, accountants, and auditors.

Data Subject Rights

Individuals in some jurisdictions may have certain data subject rights. These rights vary, but they may include the right for individuals to: (i) request access to and rectification or erasure of their personal data; (ii) restrict or object to the processing of their personal data; and (iii) obtain a copy of their personal data in a portable format. Individuals may also have the right to lodge a complaint about the processing of personal data with a data protection authority. If you have any questions about exercising these rights call 800.334.2143 or go to www.firsteagle.com/individuals-home.

Special Notice for Residents of California

First Eagle does not sell non-public personal information or share non-public personal information for cross-context behavioral advertising. We will not share information we collect about you with nonaffiliates, except as required or permitted by California or other applicable law, including as described above. While the law provides California residents with data rights in some circumstances, the state protections do not apply to personal information collected about current or former investors whose information is protected by federal financial privacy law under the Gramm Leach Bliley Act and the SEC's Reg S-P.

First Eagle Funds | Annual Report | October 31, 2025

Privacy Notice

Other important information

Sharing of Personal Information with Nonaffiliated Third Parties

We will only share your personal information collected, as described above, with nonaffiliated third parties:

•  At your request;

•  When you authorize us to process or service a transaction or product (nonaffiliated third parties in this instance may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, and other parties providing individual shareholder servicing, accounting and recordkeeping services);

•  With companies that perform sales and marketing services on our behalf with whom we have agreements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them;

•  With third parties as part of a corporate business transaction such as a merger, joint venture, financing, reorganizing, or sale of company assets;

•  As necessary to establish, defend, or otherwise manage a legal claim; or

•  When required by law to disclose such information to appropriate authorities.

We do not otherwise provide information about you to outside firms, organizations or individuals except as permitted by law.

What We do with Personal Information about Our Former Customers

If you decide to discontinue doing business with us, the Trust will continue to adhere to this privacy policy with respect to the information we have in our possession about you and your account following the termination of our shareholder relationship.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue, Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

  Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Annual Report | October 31, 2025

First Eagle Funds are offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Results of Special Shareholder Meeting

A Special Shareholder Meeting of First Eagle Funds was held on June 30, 2025, which reconvened on July 28 and August 14, 2025 to: (1) approve "new" advisory agreements for the Funds with the Adviser subsequent to the prospective change of ownership of the parent company of the Adviser, First Eagle Holdings, Inc. and (2) election of ten members of the Board (Lisa Anderson, Candace K. Beinecke, Peter W. Davidson, Jean D. Hamilton, William M. Kelly, Paul J. Lawler, Mandakini Puri, John P. Arnhold, and Mehdi Mahmud effective upon approval and Scott Sleyster upon his eligibility to serve as an Independent Trustee, which was expected to be on or about September 1, 2025).

The voting results were as follows:

Proposal 1:

	FOR			AGAINST			ABSTAIN
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
First Eagle Global Fund	360,840,011	88.89%	45.01%	5,009,047	1.23%	0.62%	40,086,425	9.88%	5.00%
First Eagle Overseas Fund	230,050,464	95.49%	49.28%	1,365,068	0.57%	0.29%	9,504,930	3.95%	2.04%
First Eagle U.S. Fund	31,206,310	91.68%	48.42%	299,335	0.88%	0.46%	2,531,341	7.44%	3.93%
First Eagle Gold Fund	43,162,725	87.78%	44.50%	838,802	1.71%	0.86%	5,168,023	10.51%	5.33%
First Eagle Global Income Builder Fund	58,464,822	89.85%	45.62%	490,755	0.75%	0.38%	6,112,732	9.39%	4.77%
First Eagle Rising Dividend Fund	6,962,897	86.33%	45.36%	93,832	1.16%	0.61%	1,008,972	12.51%	6.57%
First Eagle Small Cap Opportunity Fund	70,856,806	84.44%	42.81%	999,851	1.19%	0.60%	12,055,887	14.37%	7.28%
First Eagle U.S. Smid Cap Opportunity Fund	3,438,403	99.16%	71.15%	0	0.00%	0.00%	29,166	0.84%	0.60%
First Eagle Global Real Assets Fund	1,105,550	99.97%	85.91%	0	0.00%	0.00%	278	0.03%	0.02%
First Eagle High Yield Municipal Fund	326,472,590	89.25%	45.14%	4,374,106	1.20%	0.60%	34,961,061	9.56%	4.83%
First Eagle Short Duration High Yield Municipal Fund	28,323,352	80.22%	40.53%	429,907	1.22%	0.62%	6,552,019	18.56%	9.38%

Proposal 2:

	FOR			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Lisa Anderson	1,381,827,222	97.80%	54.44%	31,042,997	2.20%	1.22%
(02) Candace K. Beinecke	1,382,258,156	97.83%	54.46%	30,612,063	2.17%	1.21%
(03) Peter W. Davidson	1,383,056,466	97.89%	54.49%	29,813,753	2.11%	1.17%
(04) Jean D. Hamilton	1,382,647,540	97.86%	54.47%	30,222,679	2.14%	1.19%
(05) Willliam M. Kelly	1,380,002,810	97.67%	54.37%	32,867,409	2.33%	1.29%
(06) Paul J. Lawler	1,380,112,717	97.68%	54.37%	32,757,502	2.32%	1.29%
(07) Mandakini Puri	1,383,027,963	97.89%	54.49%	29,842,256	2.11%	1.18%
(08) John P. Arnhold	1,379,641,941	97.65%	54.35%	33,228,278	2.35%	1.31%
(09) Mehdi Mahmud	1,382,323,552	97.84%	54.46%	30,546,667	2.16%	1.20%
(10) Scott Sleyster	1,382,275,602	97.83%	54.46%	30,594,617	2.17%	1.21%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the semiannual financial statements and other information as of and for the period ended April 30, 2025, included within the N-CSRS filed with the SEC.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date January 2, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date January 2, 2026

*Print the name and title of each signing officer under his or her signature.